As filed with Securities and Exchange Commission on April 21, 2025.
Registration Nos. 002-90380/811-04001

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 55	☒
and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No. 329

Metropolitan Life Separate Account E
(Exact Name of Registered Separate Account)

Metropolitan Life Insurance Company
(Exact Name of Insurance Company)
200 Park Avenue
New York, New York 10166
(Address of Insurance Company’s Principal Executive Offices)
(212) 578-9500
(Insurance Company Telephone Number, including Area Code)
Monica Curtis
Executive Vice President and Chief Legal Officer
Metropolitan Life Insurance Company
200 Park Avenue, New York, New York 10116
(Name and Address of Agent for Service)

Copies To:
W. Thomas Conner, Esq. Carlton Fields,
1025 Thomas Jefferson Street, NW, Suite 400 West,
Washington, DC 20007-5208
Approximate Date of Proposed Public Offering: April 28, 2025
It is proposed that the filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☒	on April 28, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 ("Securities Act").

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:
☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☐	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

April 28, 2025
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA)
Issued by Metropolitan Life Separate Account E of Metropolitan Life Insurance Company
This Prospectus describes individual and group Preference Plus Account Contracts for flexible contribution deferred variable annuities (“Deferred Annuities”) and Preference Plus immediate variable income annuities (“Income Annuities”) (the Deferred Annuities and Income Annuities also referred to herein as the “Contract”) issued by Metropolitan Life Insurance Company (“MetLife,” the “Company,” “we,” “us” or “our”). We no longer offer the Deferred Annuities and Income Annuities. However, Contract Owners and participants may continue to make additional purchase payments and new participants may enroll under any issued group Contract.
You decide how to allocate your money among the various available investment choices. Your choices may include the Fixed Interest Account/Fixed Income Option and Divisions (Divisions may be referred to as “Investment Divisions” in the Contract and marketing materials) available through Metropolitan Life Separate Account E which, in turn, invest in the Portfolios, which include equity, income, asset allocation and sector fund types described in Appendix A. If your annuity was issued in connection with an employer plan, you should check with your employer as to which Portfolios are available under your Contract. For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.
How to learn more:
Before investing, read this Prospectus. The Prospectus contains information about the Contracts and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities has been prepared by the Securities and Exchange Commission staff and is available at Investor.gov.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals can result in surrender charges, taxes, and tax penalties, if applicable.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense. We do not guarantee how any of the Divisions or Portfolios will perform. Interests in the Separate Account, the Portfolios and the Fixed Interest Account are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency or entity or person. MetLife’s obligations under the Contract are subject to its financial strength and claims-paying ability.
The Contracts are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Contracts other than the information in this Prospectus, supplements to the Prospectus or any supplemental sales material we authorize.

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IMPORTANT TERMS YOU SHOULD KNOW
Account Value, Account Balance or Contract value — When You purchase a Deferred Annuity, an account is set up for You. Your Account Value (also referred to as Account Balance or Contract value) is the total amount of money in your Deferred Annuity including money in the Divisions of the Separate Account and the Fixed Interest Account.
Accumulation Unit Value — With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios. In addition to the investment performance of the Portfolios, the deduction of the Separate Account charge also affects a Division’s Accumulation Unit Value.
Administrative Office — Our Administrative Office varies based on the type of service request or transaction that you are making. The most recent correspondence or quarterly statement sent to you will have the address and telephone number that you can use to contact us for specific transactions and requests. We will notify you if there are changes to this information.
Annuitant – The natural person whose life is the measure for determining the duration and the dollar amount of income payments, sometimes referred to as the measuring life.
Annuity Unit Value — With a variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios, the experience factor for the current valuation period, the daily AIR and the Separate Account charge.
Assumed Investment Return (AIR) — Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.
Beneficiary – The person or persons who receive any benefits under a Contract in the event the Contract Owner or Annuitant, as applicable, dies.
Contract — A Contract is the legal agreement between You and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. The Contract contains relevant provisions of your Deferred Annuity or Income Annuity.
Contract Year — Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to fifteen months after the Deferred Annuity is issued.
Deferred Annuity — An annuity where the pay-out phase begins after 12 months of the date the Contract is issued.
Divisions — Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your Account Balance to a Division, the Division purchases shares of a Portfolio (with the same name).
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Early Withdrawal Charge or Withdrawal Charge — The Early Withdrawal Charge is an amount we deduct from your Account Value if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.
Exchange — In this Prospectus, the New York Stock Exchange is referred to as the “Exchange.”
Free Look — You may cancel your Contract within a certain time period. This is known as a “free look.” We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Interest Account, if applicable) or (ii) your Account Value as of the date your refund request is received at our Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).
Good Order — A request or transaction generally is considered in “Good Order” if it complies with our administrative procedures, and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by our Administrative Office of the instructions relating to the requested transaction in writing (or, when permitted, by telephone, facsimile (also referred to as “fax”), email or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative (where applicable) before submitting the form or request.
Income Annuity — An annuity where the pay-out phase begins within 12 months of the date the Contract is issued.
MetLife — MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as the “Company,” “we,” “us” or “our.”
Pay-Out Options/Income Options — These are options that You may elect when You convert your Contract into a regular stream of income after your “pay-in” or “accumulation” phase. The pay-out phase is often referred to as either “annuitizing” your Contract or taking an income annuity.
Separate Account — Metropolitan Life Separate Account E (“Separate Account”) is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.
Variable Annuity — An annuity with respect to which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.
You — In this Prospectus, depending on the context, “You” may mean either the owner of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity or the participant or annuitant under certain group
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arrangements. In cases where we are referring to giving instructions or making payments to us for public employee deferred compensation Contracts under Section 457(b) governmental arrangements (“PEDC”), Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(f) deferred compensation plans, Section 457(e)(11) severance and death benefit plans, Section 415(m) qualified governmental excess benefit arrangements, annuities funding 401(k), 401(a), 403(a) plans and the Tax Shelered Annuities (“TSAs”) under which the employer retains certain rights, “You” means the employer. Under PEDC, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(f) deferred compensation plans, Section 457(e)(11) severance and death benefit plans, Section 415(m) qualified governmental excess benefit arrangements, annuities funding certain 403(a), 401(k) and 401(a) plans and TSAs where the participant or annuitant is allowed to choose among investment choices, “You” means the participant or annuitant who is giving us instructions about the investment choices. In connection with a 403(b) plan termination, as of the date of the Contract or cash distribution under such plan termination, “You” means the participant who has received such Contract or cash distribution. The terms “TSA” and “403(b)” are synonymous wherever they appear in this prospectus and Statement of Additional Information.
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OVERVIEW OF THE CONTRACT
Purpose of the Contract
The Contract is designed to provide long-term accumulation of assets through investments in a variety of investment options during the accumulation phase. It can supplement your retirement income by providing a stream of income payments during the payout phase. It also offers death benefits to protect your designated Beneficiaries. This Contract may be appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Portfolios.
Phases of the Contract
Your Deferred Annuity has two phases: 1) an accumulation or “pay-in” phase; and 2) an income or “pay-out” phase.
1)
Accumulation (Pay-in) Phase
To help You accumulate assets, You can invest your purchase payments in:
●
Portfolios (mutual funds), each of which has its own investment strategies, investment advisers, expense ratios, and returns; and
●
a Fixed Interest Account option, which offers a guaranteed interest rate during a selected period.
Additional information about each Portfolio including its fund type, advisers and any subadvisers, as well as current expenses and certain performance information is included in Appendix A.
2)
Income (Pay-out) Phase
You can elect to annuitize your Contract and turn your Account Value into a stream of income payments (sometimes called annuity payments) from MetLife, at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the investment options you select.
Please note that if you annuitize, your investments will be converted to income payments and you may no longer be able to choose to withdraw money at will from your Contract. All benefits (including the death benefit) terminate upon annuitization.
Features and Options of the Deferred Annuity
Contract classes. The Contract has a single contract class with an Early Withdrawal Charge applicable to each purchase payment made less than 8 years before the date of the withdrawal.
Accessing your money. Until you annuitize, you have full access to your money. You can choose to withdraw your Account Value at any time (although if you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2).
Tax treatment. You can transfer money between investment options without tax implications. You are taxed only when: (1) you make a withdrawal; (2) you receive an income payment from the Contract; or (3) upon payment of a death benefit.
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Death benefits. Your Contract includes a basic death benefit that will pay your designated Beneficiaries a benefit at the time of your death.
Automated investment strategies and dollar cost averaging. At no additional charge, You may select from among four automated investment strategies to help You manage your money based on your risk tolerance and savings goals. Alternately, at no additional charge, You may select dollar cost averaging, which automatically transfers a specific amount of money from the Fixed Interest Account to the investment options You have selected, at set intervals over a specific period of time. If You terminate your participation in automated investment strategies which have allocations to specific Divisions, You will remain invested in the same Divisions until You request allocations to different Divisions.
Systematic withdrawals. The Systematic Withdrawal feature available under the Contract allows the Contract Owner to have a portion of the Account Value withdrawn automatically at regularly scheduled intervals prior to annuitization.
Loans. We may administer loan programs made available through plans or group arrangements for certain Deferred Annuities. Loans will incur a $75 loan initiation fee and a $50 annual maintenance fee per loan outstanding.
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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are there Charges or Adjustments for Early Withdrawals?
Yes. Withdrawal charges are calculated as a percentage of each purchase payment funding the withdrawal during the pay-in phase.
A Withdrawal Charge of up to 7.00% may be assessed on any such purchase payment paid into the Deferred Annuity less than 8 years before the date of its withdrawal.
For example, if you purchase the Contract for $100,000 and
surrender your Contract during the first year, You will pay a
Withdrawal Charge of up to $7,000.
Charges
Are there Transaction Charges?
Yes. You may be charged for transactions such as transferring
Account Value among Divisions and between the Divisions and the
Fixed Interest Account. Loans will incur a $75 loan initiation fee.
The Loan Maintenance Fee is $50.
Charges
Are there Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	1.28%(1)	1.28%(1)
	Portfolio fees and expenses	0.28%(2)	1.05%(2)
(1)
As a percentage of your Account Balance in the Separate
Account. The Base Contract Fee includes 0.03% for the Annual
Contract Fee. For all Contracts, except certain TSA Deferred
Annuities, You pay a $20 annual fee from the Fixed Interest
Account at the end of each Contract Year, if your Account Value is less than $10,000 and if You do not make purchase payments during the year.
(2)
As a percentage of average daily net assets of the Portfolio.

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.
		Fees
Lowest Annual Cost:	Highest Annual Cost:
$1,638	$2,447
●Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Portfolio fees and expenses
●No optional benefits
●No sales charges
●No additional purchase
payments, transfers or
withdrawals
	●Assumes: ●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of Portfolio fees and expenses ●No sales charges ●No additional purchase payments, transfers or withdrawals
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	RISKS	LOCATION IN PROSPECTUS
Is there a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
●Amounts withdrawn from the Contract may result in surrender charges, tax and tax penalties.
●Withdrawal Charges may apply on any purchase payment paid into the Deferred Annuity less than 8 years before the date of its withdrawal. Withdrawal Charges will reduce the value of your
Contract if you withdraw money during that time.
●The benefits of tax deferral means that the Contract is more beneficial to investors with a long time horizon.
●Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them. You may also have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract
What are the Risks Associated with Investment Options?
●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
●Each investment option (including the Fixed Interest Account investment option) will have its own unique risks.
●You should review these investment options before making an investment decision.
●Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the
Contract charges, we may terminate your Deferred Annuity.
Principal Risks of Investing in the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Interest
Account), guarantees or benefits, including any death benefit, are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request or by visiting https://www.metlife.com/about-us/
corporate-profile/ratings.
Principal Risks of Investing in the Contract
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	RESTRICTIONS	LOCATION IN PROSPECTUS
Are there any Restrictions on Contract Benefits?
Yes. We do not charge a fee for transfers of Account Value among
Divisions or between the Divisions and the Fixed Interest Account.
Some benefits impose restrictions and limitations on your choice of
Portfolios. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain Portfolios. This means your opportunity for investment gains may be limited. We may change these restrictions in the future.
We reserve the right to add, remove or substitute Portfolios.
The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we
determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.
Transfers
	TAXES	LOCATION IN PROSPECTUS
What are the Contract’s Tax Implications?
●You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
●There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account
(IRA).
●If your Contract was purchased through a tax-qualified plan or
IRA, withdrawals will be subject to ordinary income tax. If your
Contract is not tax-qualified, earnings on your Contract will be subject to ordinary income tax when You withdraw them. You may also have to pay a penalty if You take a withdrawal before age
59 1∕2.
Federal Tax Considerations
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because
MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Who Sells the Deferred Annuities and Income Annuities
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing
Contract.
Exchanges/Transfers
FEES
The following tables describe the fees and expenses You will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
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The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer Account Value between investment options. State premium taxes may also be deducted.
Transaction Fees
Early Withdrawal Charge (as a percentage of each purchase payment funding the withdrawal during the pay-in phase)(1)	7%
Loan Initiation Fee(2)	$75
Premium Tax Charges(3)	3.50%
1
An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within 8 years of when they were credited to your Deferred Annuity. The charge on purchase payments is calculated according to the following schedule:
During Purchase Payment Year	Percentage
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 or Later	0%

There are times when the Early Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, each Contract Year You may take the greater of 10% of your Account Value or your purchase payments made 8 years or longer ago free of Early Withdrawal Charges.
2
This fee may be waived for certain groups.
3
Premium taxes, if applicable, depend on the Contract you purchased and your home state or jurisdiction and range from 0% to 3.50% of Account Value (or, if applicable, purchase payments).
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses).
Annual Contract Expenses
Administrative Expenses(1)	$20
Base Contract Expenses(2) (as a percentage of your average Account Value in the Separate Account)	1.25%
Annual Loan Maintenance Fee (per loan outstanding) (3)	$ 50
1
The administrative expenses are referred to as the Annual Contract Fee in the Prospectus. The Annual Contract Fee is $20 annually and is charged only against amounts in the Fixed Interest Account. This fee may be waived under certain circumstances.
2
Pursuant to the terms of the Contract, our Base Contract Expenses will not exceed 1.25% of your average balance in the Divisions.
3
This fee may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Expenses may change over time and may be higher or lower in
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the future. A complete list of Portfolios available under the Contract, including their annual expenses, may be found in “Appendix A-Investment Options Available Under the Contract” at the back of this Prospectus.
Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average daily net assets) Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.28%	1.05%
Examples
The examples are intended to help You compare the cost of investing in the Divisions with the cost of investing in other variable annuity contracts. These costs include the Transaction Fees, the Annual Contract Expenses and Annual Portfolio Operating Expenses.
The example shows the dollar amount of expenses that You would bear directly or indirectly on a $100,000 investment in the Separate Account of the Contract for the time periods indicated and there are no exchanges or other transactions. Your actual costs may be higher or lower.
Assumptions:
●
There is a maximum Separate Account charge of 1.25%;
●
You bear the Minimum or Maximum Annual Portfolio Operating Expenses (without reimbursement and/or waiver of expenses); and
●
The underlying Portfolio earns a 5% annual return.
Based on these assumptions, your charges would be:
	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period
Maximum	$9,300	$11,589	$14,840	$26,009
Minimum	$8,530	$9,252	$10,901	$17,926

	1 Year	3 Years	5 Years	10 Years
If you do not surrender your Contract at the end of the applicable time period
Maximum	$2,650	$7,423	$12,456	$26,278
Minimum	$1,880	$5,091	$8,528	$18,221
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Investing in the Contracts involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this Prospectus.
Market Risk. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal.
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Early Withdrawal Risk. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2. An Early Withdrawal Charge of up to 7% may apply to any purchase payment paid less than 8 years before the date of the withdrawal. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral also mean that the Contract is more beneficial to investors with a long time horizon.
Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios). Each investment option (including the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolios You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus.
Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Deferred Annuity.
Insurance Company Risk. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits are subject to the financial strength and claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
Contract Changes Risk. Subject to applicable law, we have the right to make certain changes to your Contract. Examples of the changes we may make include: (i) operating the Separate Account in a form permitted by law; (ii) taking any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted; (iii) transferring any assets in a Division to another Division, or to one or more Separate Accounts, or to our general account, or adding, combining or removing Divisions in the Separate Account; (iv) substituting Portfolio shares in any Division, with the shares of another class of Brighthouse Trust I, Brighthouse Trust II, or the shares of another investment company or any other investment permitted by law; (v) changing the was we assess charges, but without increasing the maximum aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Contracts; and (vi) making any necessary technical changes in the Contracts in order to conform with any of the above-described actions.
Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan. Therefore, there should be reasons other than
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tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract.
Taxation Risk. Although the provisions of the Internal Revenue Code (the “Code”) relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult its own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged.
Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
Pandemics and Other Public Health Issues and Other Events. Pandemics and other public health issues or other events, and governmental, business, and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, hail, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.
Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
METLIFE
Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a general account portfolio invested primarily in fixed income securities (corporate, structured products, municipals, and government and agency) and mortgage loans, as well as real estate, real estate joint ventures, other limited partnerships and equity securities. Metropolitan Life Insurance Company was incorporated under the laws of New York in 1868. The
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Company's office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. Obligations to Contract Owners and Beneficiaries that arise under the Contract are obligations of MetLife and MetLife is obligated to pay all amounts promised to You under the Contracts subject to its financial strength and claims-paying ability.
METROPOLITAN LIFE SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the contracts issued from this Separate Account. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business. Income, gains and losses credited to, or charged against, this Separate Account reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets.
We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities − such as death benefits and income payments − even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments and are not guaranteed by our parent company, MetLife, Inc., or by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment manager to certain of the Portfolios offered with the Contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While MetLife does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (“CEA”), and is not subject to registration or regulation as a pool operator under the CEA.
VARIABLE ANNUITIES
There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. This Prospectus describes all material features of the Contract. These annuities are “variable” because the value of your account or the amount of each income payment varies based on the investment performance of the Divisions You choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will
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depend on the Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Division rises or falls based on the investment performance (or “experience”) of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.
The Deferred Annuities have a fixed interest rate option called the “Fixed Interest Account.” The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). The interest rate for each amount allocated to the Fixed Interest Account is set by us in advance on the beginning of each calendar quarter (January 1, April 1, etc.). The declared interest rate in effect when an allocation to the Fixed Interest Account is made will be credited from the date it is received until the last day of the same calendar quarter of the following year, at which time a renewal rate will be set. Thereafter, each year a renewal rate will apply to that amount plus the interest previously credited to that amount, as long as the amounts remain in the Fixed Interest Account. The renewal rate will be set by us in advance and will apply for 12 months. Interest will be credited to the Fixed Interest Account on a daily basis. Subject to our transfer rules, you may transfer money into and out of the Fixed Interest Account. For information regarding current interest rates, you may contact our Administrative Office. Information about the Fixed Interest Account, including its name, its term and its minimum guaranteed interest rate is available in Appendix A - Investment Options Available Under the Contract - Fixed Option. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered under the Securities Act of 1933 (the “1933 Act”), and neither the Fixed Interest Account nor our general account has been registered as an investment company under the 1940 Act. The Fixed Interest Account and our general account are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the “Fixed Income Option.” Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Interest Account, interest credited to the Fixed Interest Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.
The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to employers, associations, trusts or other groups for their employees, members or participants.
Deferred Annuities
This Prospectus describes the following Deferred Annuities under which You can accumulate money:
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TSA (Tax Sheltered Annuity)
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PEDC (Public Employee Deferred Compensation arrangements)
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403(a) (Qualified Annuity plans under Section 403(a))
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401(a) annuity
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401(k) annuity
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Non-Qualified (for certain deferred arrangements and plans)
These Non-Qualified Deferred Annuities (for certain deferred arrangements and plans) include Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(e)(11) severance and death benefits plans and Section 415(m) qualified governmental excess benefit
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arrangements. The Non-Qualified Deferred Annuities for Section 457(e)(11) severance and death benefit plans have special tax risks.
In general under these types of non-qualified deferred compensation arrangements, all assets under the plan (including the Contract) are owned by the employer (or a trust subject to the claims of the employer’s creditors). Participants may be permitted, if authorized under the plan, to make certain “deemed” investment choices and allocations. However, the entire interest under the Contract remains the property of the employer and any Account Values thereunder are maintained solely for accounting purposes under the plan.
These Deferred Annuities may be issued either to You as an individual or to a group (in which case You are then a participant under the group’s Deferred Annuity). Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:
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Allocated (your Account Value records are kept for You as an individual); or
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Unallocated (Account Value records are kept for a plan or group as a whole).
The Deferred Annuity and Your Retirement Plan
If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan’s terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options.
The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Value. Also, the Deferred Annuity may require that You or your Beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. We may rely on your employer’s or plan administrator’s statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer’s retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity and plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix B for specific information which applies to You.
Non-Natural Persons as Owners or Beneficiaries. If a non-natural person, such as a trust, is the Owner of a non-qualified Deferred Annuity, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Deferred Annuity will generally eliminate the Beneficiary’s ability to “stretch” or a spousal Beneficiary’s ability to continue the Deferred Annuity and the death benefit. Generally, Contracts owned by a non-natural person such as a corporation or certain other legal entities (other than a trust or other entity that holds the Contract as agent for a natural person) do not receive tax deferral on earnings. Therefore, there should be reasons other than tax deferral for acquiring the Contract by a corporation or certain other legal entities.
A Deferred Annuity consists of two phases: the accumulation or “pay-in” phase and the income or “pay-out” phase. The pay-out phase begins when You either take all of your money out of the account or You elect income payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are “annuities.”
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Plan Terminations
Upon termination of a retirement plan, your employer is generally required to distribute your plan benefits under the Contract to You.
This distribution is in cash or direct rollover to another employer sponsored plan or IRA. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable Early Withdrawal Charges. Outstanding loans, if available will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition, your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See “Income Taxes.”) Early Withdrawal Charges will be waived if the net distribution is made under the exceptions listed in the “Early Withdrawal Charges” section of the prospectus.
Replacements of Annuity Contracts
Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing annuity contract. You should replace an existing contract only when You determine that the Deferred Annuity is better for You. You may have to pay a withdrawal charge on your existing contract, and the Deferred Annuity may impose a new withdrawal charge period. Before You buy a Deferred Annuity ask your registered representative if purchasing a Deferred Annuity would be advantageous, given the Deferred Annuity’s features, benefits and charges. You should talk to your tax adviser to make sure that this purchase will qualify as a tax-free exchange. If You surrender your existing contract for cash and then buy the Deferred Annuity, You may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Deferred Annuity may be delayed.
We no longer make this Deferred Annuity available however, current Contract Owners may continue to make additional purchase payments, and new participants may enroll under any issued group Contract.
An Income Annuity
An Income Annuity, also known as an immediate annuity, only has a “pay-out” phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments You receive will depend on such things as the income payment type You choose, your investment choices and the amount of your purchase payment.
The Income Annuities are no longer available.
PORTFOLIOS
Account Value allocated to a Division will vary based on the investment experience of the corresponding Portfolio in which the Division invests. There is a risk of loss of the entire amount invested. Information regarding the Portfolio investments available under your Contract, including each Portfolio’s (i) name; (ii) type (e.g., money market fund, bond fund, balanced fund, etc.); (iii) investment adviser and any sub-investment adviser; (iv) current expenses; and (v) performance is available in Appendix A to this Prospectus.
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The Portfolio prospectuses contain more detailed information on each Portfolio’s investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by going on line to http://dfinview/metlife/tahd/MET000235, calling (800) 560-5001 or through your registered representative. We do not guarantee the investment results of the Portfolios.
Portfolios Which Are Fund of Funds
The following Portfolios available within Brighthouse Trust I, Brighthouse Trust II, and Fidelity VIP Funds are “fund of funds”:
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Aggressive Allocation Portfolio
American Funds® Moderate Allocation Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio
Freedom 2020 Portfolio
Freedom 2025 Portfolio
Freedom 2030 Portfolio
Freedom 2035 Portfolio
Freedom 2040 Portfolio
Freedom 2045 Portfolio
Freedom 2050 Portfolio
Freedom 2055 Portfolio
Freedom 2060 Portfolio
Freedom 2065 Portfolio
Freedom 2070 Portfolio
“Fund of funds” Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds (“Underlying ETFs”). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.
Additional Information About the Portfolios
Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity.
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The Contract or other correspondence we provide You will indicate the Divisions that are available to You. Your investment choices may be limited because:
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Your employer, association or other group contract holder limits the available Divisions.
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We have restricted the available Divisions.
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Some of the Divisions are not approved in your state.
The Divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity VIP Funds or the American Funds®, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account’s purchase or sale of these mutual fund shares. The Portfolios of Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity VIP Funds and American Funds® Portfolios are made available only through various insurance company annuities and life insurance policies.
Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity VIP Funds and American Funds® are each a “series” type fund registered with the SEC as an “open-end management investment company” under the 1940 Act. A “series” fund means that each Portfolio is one of several available through the fund.
The Portfolios of Brighthouse Trust I and Brighthouse Trust II pay Brighthouse Investment Advisers, LLC a monthly fee for its services as their investment manager. The Portfolio of the Calvert Fund pays Calvert Asset Management Company, Inc. a monthly fee for its services as its investment manager. The Portfolios of the American Funds® pay Capital Research and Management Company a monthly fee for its services as their investment manager. Similarly, the Portfolios of the Fidelity® VIP Funds pay Fidelity Management & Research Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and Statements of Additional Information (“SAI”) for Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity VIP Funds and American Funds®.
Certain Payments We Receive with Regard to the Portfolios
An investment manager or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company’s role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution
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of the Contracts. Underlying investment managers or sub-investment managers may have an incentive to promote their underlying funds at these sales meetings and thereby receive greater compensation based on assets under management.
As of December 31, 2024, approximately 86% of Portfolio assets held in separate accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and certain of our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II, whereby we receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by MetLife and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.
Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio’s 12b-1 Plan, if any, is described in more detail in each Portfolio’s prospectus. (See the “Table of Expenses” and “Who Sells the Deferred Annuities and Income Annuities.”) Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company (“MLIDC”). Payments under a Portfolio’s 12b-1 Plan decrease the Portfolio’s investment return.
Portfolio Selection
We select the Portfolios offered through the Contracts based on a number of criteria, including asset class coverage, the strength of the investment manager’s or sub-investment manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Other factors we consider during the selection process are whether the Portfolio’s investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment manager are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised or sub-advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised or sub-advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Value of your Contract resulting from the performance of the Portfolios You have chosen.
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Automated Investment Strategies
There are five automated investment strategies available to You. We created these investment strategies to help You manage your money. You decide if one is appropriate for You based upon your risk tolerance and savings goals. The investment strategies are not available to unallocated Contracts.
These are available to You without any additional charges. As with any investment program, no strategy can guarantee a gain. You can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time. You may not have a strategy in effect while You also have an outstanding loan. Your employer, association or other group contract holder may limit the availability of any investment strategy.
The Equity Generator®: An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division, based on your selection. If your Fixed Interest Account Value at the time of a scheduled transfer is zero, this strategy is automatically discontinued. There is no additional charge for electing the Equity Generator®. For example, if you elected the Equity Generator® and $1,000 of interest was credited to your account each month, then the $1,000 of interest would be transferred from the Fixed Interest Account to the specified Division every month for a 12 month period.
As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and You never request allocation changes or transfers, You will not pay more in Early Withdrawal Charges than your Contract earns. Early Withdrawal Charges may be taken from any of your earnings.
Certain administrative platforms may allow an amount equal to the interest earned in the Fixed Interest Account to be transferred quarterly to the MetLife Stock Index Division.
The EqualizerSM: You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. Each quarter, amounts are transferred between the Fixed Interest Account and your chosen Division to make the value of each equal. For example, if You choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division. There is no additional charge electing the EqualizerSM.
The Rebalancer®: You select a specific asset allocation for your entire Account Value from among the Divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Value in each option back to your original allocation. In the future, we may permit You to allocate less than 100% of your Account Value to this strategy. There is no additional charge for electing the Rebalancer®. For example, if you allocated 25% among four Divisions then on a quarterly basis, we will transfer amounts among those four Divisions so that 25% of your Account Value is in each such Division.
The Index Selector®: You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account Value is allocated among the MetLife Aggregate Bond Index, MetLife Stock Index, MetLife MSCI EAFE® Index, MetLife Russell 2000® Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account. Each quarter, the
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percentage in each of these Divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the Divisions and the Fixed Interest Account.
In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.
We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector strategy. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.
The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative (where applicable).
You may choose another Index Selector® strategy or terminate your Index Selector® strategy at any time. If You choose another Index Selector® strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to select the Index Selector® strategy again, You must select from the asset allocation models available at that time. There is no additional charge for electing the Index Selector®. For example, if you chose the Conservative Model, then on a quarterly basis we would transfer amounts in the Divisions and the Fixed Interest Account so that the balances in each reflect the selected Conservative Model percentage.
The AllocatorSM: Each month, a dollar amount You choose is transferred from the Fixed Interest Account to any of the Divisions You choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account Value is exhausted, this strategy is automatically discontinued. There is no additional charge for electing the Allocator. For example, you may elect to have $100 a month transferred on the 15th of the month from the Fixed Interest Account to a Division for a period of two years.
The Equity Generator® and the AllocatorSM are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You wish to continue the strategy through periods of fluctuating prices.
We will terminate all transactions under the automated investment strategies upon notification of your death.
PURCHASE PAYMENTS
There is no minimum purchase payment requirement except for Non-Qualified Deferred Annuities for certain deferred arrangements or plans (except those for Section 415(m) arrangements), we may require that each purchase payment be at least $2,000. We can reject any purchase payment for any reason. We may also permit You to invest more than the maximum amounts listed below if You obtain our prior approval.
Unless limited by tax law, You may continue to make purchase payments while You receive Systematic Withdrawal Program payments, unless your purchase payments are made through salary reduction or salary deduction. You may make purchase payments to your Deferred Annuity whenever You choose, up to the date You begin receiving payments from a pay-out option.
We will not issue the Deferred Annuity to You if You are age 80 or older or younger than age 18. We will not accept your purchase payments if You are age 90 or older.
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Purchase Payments — Section 403(b) Plans
The Internal Revenue Service (“IRS”) announced regulations affecting Section 403(b) plans and arrangements which were generally effective January 1, 2009. As part of these regulations, employers will need to meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under Section 403(b) under certain conditions (so-called “90-24 transfers”).
The regulations have the following effect regarding transfers: (1) an issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this employer requirement.
In consideration of these regulations, we have determined only to make available the Contract for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract.
If your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into your Contract, we urge You to consult with your tax adviser prior to making additional purchase payments.
Allocation of Purchase Payments
You decide how your money is allocated among the Fixed Interest Account and the Divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request. Allocation of all purchase payments must be in whole dollar amounts or in full percentages. For example, you may not allocate 33 1/3% of your purchase payment to any Division.
If You choose to make an allocation to the asset allocation Divisions with your initial purchase payment, 100% of your allocation to the investment choices must be to only one of the asset allocation Divisions. After the initial purchase payment has been made, You may allocate subsequent purchase payments or make transfers from any asset allocation Division to any investment choice or to one or more of the asset allocation Divisions. You will remain invested in the same Divisions until You request allocations to different Divisions. We reserve the right to make certain changes to the Divisions.
Limits on Purchase Payments
Your ability to make purchase payments may be limited by:
●
Federal tax laws;
●
Our right to limit the total of your purchase payments to $500,000 or $1,000,000, depending on the tax market in which the Contract was sold. We may change the maximum by telling You in writing at least 90 days in advance;
●
Regulatory requirements. For example, if You reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after You have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to You after You turn age 60; or after You turn age 63, if the Deferred Annuity was issued before You were age 61 (except under the PEDC Deferred Annuity);
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●
Retirement, for certain Deferred Annuities. You may no longer make purchase payments if You retire;
●
Leaving your job; and
●
Receiving systematic termination payments (described later).
The Value of Your Investment
We use the term “experience factor” to describe the investment performance for a Division. We calculate Accumulation Unit Values once a day on every day the Exchange is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the “Valuation Period.” We have the right to change the basis for the Valuation Period, on 30 days’ notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the valuation period which is the daily equivalent of the Separate Account charge.
Accumulation Units are credited to You when You make purchase payments or transfers into a Division. When You withdraw or transfer money from a Division, Accumulation Units are liquidated. We determine the number of Accumulation Units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.
This is how we calculate the Accumulation Unit Value for each Division:
Step 1:
First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;
Step 2:
Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and
Step 3:
Finally, we multiply the previous Accumulation Unit Value by this result.
Examples
Calculating the Number of Accumulation Units
Assume You make a purchase payment of $500 into one Division and that Division’s Accumulation Unit Value is currently $10.00. You would be credited with 50 Accumulation Units.
$500	=	50 Accumulation Units
$10
Calculating the Accumulation Unit Value
Assume yesterday’s Accumulation Unit Value was $10.00 and the number we calculate for today’s investment experience (minus charges) for an underlying Portfolio is 1.05. Today’s Accumulation Unit Value is $10.50 ($10.00 × 1.05 = $10.50). The value of your $500 investment is then $525 (50 × $10.50 = $525).
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However, assume that today’s investment experience (minus charges) is 0.95 instead of 1.05. Today’s Accumulation Unit Value is $9.50 ($10.00 × 0.95 = $9.50). The value of your $500 investment is then $475 (50 × $9.50 = $475).
TRANSFERS
You may make tax-free transfers between Divisions or between the Divisions and the Fixed Interest Account. Some restrictions may apply to transfers from the Fixed Interest Account to the Divisions. For us to process a transfer, You must tell us:
●
The percentage or dollar amount of the transfer;
●
The Divisions (or Fixed Interest Account) from which You want the money to be transferred;
●
The Divisions (or Fixed Interest Account) to which You want the money to be transferred; and
●
Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.
Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.
For additional transfer restrictions, see “General Information — Valuation — Suspension of Payments”.
We may require You to:
●
Use our forms;
●
Maintain a minimum Account Value (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or
●
Transfer a minimum amount if the transfer is in connection with the Allocator.
RESTRICTIONS ON TRANSFERS
The following is a discussion of frequent transfers/reallocations policies and procedures. They apply to both the “pay-in” and “pay-out” phase of your Deferred Annuity as well as your Income Annuity.
Restrictions on Frequent Transfers/Reallocations. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio’s shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio’s share price (“arbitrage trading”). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios (the “Monitored Portfolios”). These are:
●
American Funds Global Small Capitalization Fund
●
American Funds Growth Fund
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●
American Funds Growth-Income Fund
●
American Funds The Bond Fund of America
●
Baillie Gifford International Stock Portfolio
●
CBRE Global Real Estate Portfolio
●
Harris Oakmark International Portfolio
●
Invesco Global Equity Portfolio
●
Invesco Small Cap Growth Portfolio
●
Loomis Sayles Global Allocation Portfolio
●
Loomis Sayles Small Cap Core Portfolio
●
Loomis Sayles Small Cap Growth Portfolio
●
MetLife MSCI EAFE® Index Portfolio
●
MetLife Russell 2000® Index Portfolio
●
MFS® Research International Portfolio
●
Neuberger Berman Genesis Portfolio
●
T. Rowe Price Small Cap Growth Portfolio
●
Western Asset Management Strategic Bond Opportunities Portfolio
We monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds® as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.
We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
As a condition to making their Portfolios available in our products, American Funds® requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds® requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds® monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted
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with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds® restrictions. There is no guarantee that this process will detect all contract holders whose transfer/reallocation activity in the American Funds® Portfolios violates this monitoring policy.
Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future transfer/reallocation requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction.
Transfers made under an Automated Investment Strategy are not treated as transfers when we monitor the frequency of transfers.
Your third-party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitations and may change from time to time as those systems are upgraded.
The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.
The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.
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In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.
Restrictions on Large Transfers/Reallocations. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some Portfolio managers have asked us to monitor for “block transfers” where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
ACCESS TO YOUR MONEY
You may withdraw either all or part of your Account Value from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Value, if less). To process your request, we need the following information:
●
The percentage or dollar amount of the withdrawal; and
●
The Divisions (or Fixed Interest Account) from which You want the money to be withdrawn.
Your withdrawal may be subject to Early Withdrawal charges.
Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.
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We may withhold payment of a withdrawal if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
You may submit a written withdrawal request, which must be received at our Administrative Office on or before the date the pay-out phase begins, that indicates that the withdrawal should be processed as of the date the pay-out phase begins, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit Value calculated as of the date the pay-out phase begins.
Loans
We may administer loan programs made available through plans or group arrangements for certain Deferred Annuities. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Division and the Fixed Interest Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated to the Divisions and the Fixed Interest Account in the same percentages as your current investment election for contributions. Loan repayment periods, repayment methods, interest rate, any restrictions on transfers or withdrawals from the Deferred Annuity, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.
Systematic Withdrawal Program
If we agree and if approved in your state You may choose to automatically withdraw a specific dollar amount or a percentage of your Account Value each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Early Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. If You elect to receive payments through this program, You must have no loan outstanding from the Fixed Interest Account and You must either be 59 1∕2 years old or have left your job. Tax law generally prohibits withdrawals from TSA Deferred Annuities before You reach 59 1∕2. Your Account Value will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges (unless You elect to have any applicable withdrawal charges deducted from your Systematic Withdrawal Program payments). To determine if withdrawal charges apply, see “Early Withdrawal Charges” below. Payments under this program are not the same as income payments You would receive from a Deferred Annuity pay-out option or under an Income Annuity. The Systematic Withdrawal Program is not available in conjunction with any automated investment strategy.
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If You elect to withdraw a dollar amount, we will pay You the same dollar amount each Contract Year. If You elect to withdraw a percentage of your Account Value, each Contract Year, we recalculate the amount You will receive based on your new Account Value.
If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro rata from the Fixed Interest Account and any Divisions in which You have an Account Value.
Calculating Your Payment Based on a Percentage Election for the First Contract Year You Elect the Systematic Withdrawal Program: If You choose to receive a percentage of your Account Value, we will determine the amount payable on the date these payments begin. When You first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if You select to receive payments on a monthly basis with the percentage of your Account Value You request equaling $12,000, and there are six months left in the Contract Year, we will pay You $2,000 a month.
Calculating Your Payment for Subsequent Contract Years of the Systematic Withdrawal Program: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay You over the Contract Year either the amount that You chose or an amount equal to the percentage of your Account Value You chose. For example, if You select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Value equals $12,000 at the start of a Contract Year, we will pay You $1,000 a month.
Selecting a Payment Date: You select a payment date which becomes the date we make the withdrawal. We must receive your request in Good Order at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should request payment by the 20th day of the previous month.) If we do not receive your request in time, we will make the payment the following month on the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made at any time. If You make any of these changes, we will treat your request as though You were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at our Administrative Office at least 30 days in advance.
Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us at our Administrative Office. We may also terminate your participation in the program, depending on your administrative platform, upon notification of your death.
Systematic Withdrawal Program payments may be subject to an Early Withdrawal Charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When You first elect the program, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the Early Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.
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Minimum Distribution
In order for You to comply with certain tax law provisions, You may be required to take money out of your Deferred Annuity. Rather than receiving your required minimum distribution in one annual lump-sum payment, You may request that we pay it to You in installments throughout the calendar year. However, we may require that You maintain a certain Account Value at the time You request these payments. You may not have a Systematic Withdrawal Program in effect if we pay your minimum required distribution in installments. We will terminate your participation in the program upon notification of your death.
CHARGES
Contract Fee
There is no Separate Account Annual Contract Fee for the Deferred Annuities.
●
For all Contracts, except certain TSA Deferred Annuities, You pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year, if your Account Value is less than $10,000 and if You do not make purchase payments during the year.
●
There is no Annual Contract Fee for certain TSA Deferred Annuities.
Loan Fees
We may make available loans. If your plan or group of which You are a participant or member permits loans, and You take a loan, there is a $75 loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Division and the Fixed Interest Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.
Charges Paid When Money is in a Division
There are two types of charges You pay while You have money in a Division:
●
Insurance-related charge (or Separate Account charge), and
●
Investment-related charge.
We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the Contract. For example, the Early Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Contract charges.
Separate Account Charge
You will pay an insurance-related charge for the Separate Account (also described in this Prospectus as a “Base Contract Charge”) of 1.25% annually of the average value of the amount You have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.
General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.
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The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your “pay-in” phase is larger than your Account Value. We also bear the risk that our expenses in administering the Contracts may be greater than we estimated (expense risk). The Separate Account charge You pay will not reduce the number of Accumulation Units credited to You. Instead, we deduct the charge as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while You have this Contract.
Portfolio Company Charges and Expenses
Charges are deducted from and expenses paid out of the assets of the Portfolios that are described in the prospectuses for those Portfolios. Shares of the Portfolios are purchased for the Separate Account at their net asset value. The net asset value of Portfolio shares is determined after deduction of the fees and charges. For further information, consult the prospectus for each Portfolio and Appendix A.
Premium and Other Taxes
Some jurisdictions tax what are called “annuity considerations.” These may apply to purchase payments, Account Values and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Values or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as “annuity” taxes) only when You exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.
Premium taxes, if applicable, depend on the Contract You purchased and your home state or jurisdiction and range from 0 to 3.50% of Contract Value (or, if applicable, purchase payments).
We also reserve the right to deduct from purchase payments, Acccount Value, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Contract. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contract. We may, at our sole discretion, pay taxes when due and deduct that amount at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.
We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Early Withdrawal Charges
An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments made less than 8 years before the date of the withdrawal. The Early Withdrawal Charge does not apply in certain situations or upon the
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occurrence of certain events or circumstances. To determine the Early Withdrawal Charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or Divisions from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an Early Withdrawal Charge, then from other purchase payments on a “first-in-first-out” (oldest money first) basis and then from earnings. Once we have determined the amount of the Early Withdrawal Charge, we will then withdraw it from the Fixed Interest Account and the Divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. For example, if the Early Withdrawal Charge is greater than the available purchase payments, then we will take the Early Withdrawal Charges, in whole or in part, from your earnings.
For partial withdrawals, the Early Withdrawal Charge is determined by dividing the amount that is subject to the Early Withdrawal Charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the Early Withdrawal Charge. We will treat your request as a request for a full withdrawal if your Account Value is not sufficient to pay both the requested withdrawal and the Early Withdrawal Charge.
For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an Early Withdrawal Charge and pay You the rest.
The Early Withdrawal Charge on purchase payments withdrawn is as follows:
During Purchase Payment Year	Percentage
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 & Later	0%
The Early Withdrawal Charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge and our general profits to pay for our costs to sell the Deferred Annuities which exceed the amount of Early Withdrawal Charges we collect. We believe that our sales costs may exceed the Early Withdrawal Charges we collect. If so, we will pay the difference out of our general profits.
When No Early Withdrawal Charge Applies
In some cases, we will not charge You the Early Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet one of the conditions listed below.
You do not pay an Early Withdrawal Charge:
●
On transfers You make among the Divisions or to or from the Fixed Interest Account.
●
On withdrawals of purchase payments You made over eight years ago.
35

●
If You choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).
●
If You die during the pay-in phase. Your Beneficiary will receive the full death benefit without deduction.
●
If You withdraw up to 10% of your Account Value each Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time You make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% will You have to pay Early Withdrawal Charges.
●
If the withdrawal is required for You to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if the withdrawal is to satisfy Section 72(t) requirements under the Code.
●
Systematic Termination. For certain TSA Deferred Annuities, and the TSA Deferred Annuity for certain Texas institutions of higher education which takes effect when the institution withdraws its endorsement of the TSA Deferred Annuity or if You retire or leave your job according to the requirements of the Texas Optional Retirement Program, You may withdraw your total Account Value without an Early Withdrawal Charge when the Account Value is paid in annual installments based on the following percentages of your Account Value for that year’s withdrawal:

Contract Year*	Percentage
1	20%
2	25%
3	33 1∕3%
4	50%
5	Remainder
*
Less that Contract Year’s withdrawals.
Any money You withdraw in excess of these percentages in any Contract Year will be subject to Early Withdrawal Charges. You may stop the systematic termination of the Contract. If You ask to restart systematic termination, You begin at the beginning of the schedule listed above.
●
If You are disabled and request a total withdrawal. Disability is defined in the Federal Social Security Act. If TSA Deferred Annuity is issued in connection with your retirement plan which is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) and if your plan document defines disability, your plan’s definition governs.
●
If You retire:
●
For the TSA and 403(a) Deferred Annuities, if there is a plan and You retire according to the requirements of the plan. This exemption does not apply to withdrawals of money transferred into these TSA Deferred Annuities from other investment vehicles on a tax-free basis (plus earnings on such amounts).
●
For certain TSA Deferred Annuities without a plan, if You have also participated for at least 10 consecutive years. This does not apply for withdrawals of money transferred into the Contract from other investment vehicles on a tax-free basis (plus earnings on such amounts). Participated for at least 10 consecutive years means that your Contract must have been in existence for 10 years prior to the requested withdrawal.
●
For certain TSA Deferred Annuities, if You retired before the Contract was purchased (including money transferred from other investment vehicles on a tax-free basis plus earnings on that money).
36

●
For certain TSA Deferred Annuities, if there is a plan and You retire according to the requirements of the plan.
●
For the PEDC Deferred Annuity, if You retire.
●
If You leave your job:
●
For the TSA and 403(a) Deferred Annuities, only if You have continuously participated for at least 10 years. This exemption does not apply to withdrawals of money transferred into TSA and 403(a) Deferred Annuities from other investment vehicles on a tax-free basis (plus earnings on such amounts). Continuously participated means that your Contract must be in existence for 10 years prior to the requested withdrawal.
●
For certain TSA Deferred Annuities, if You leave your job with the employer You had at the time You purchased this annuity.
●
For certain TSA Deferred Annuities, if You left your job before the Contract was purchased (including money transferred from other investment vehicles on a tax-free basis plus earnings on that money).
●
For PEDC, if You leave your job with the employer that bought the Deferred Annuity or the employer in whose arrangement You participate.
●
For certain TSA Deferred Annuities, if your plan terminates and the Account Value is transferred into another annuity contract we issue.
●
For PEDC and certain TSA Deferred Annuities, if You suffer from an unforeseen hardship.
●
For participants in the Teacher Retirement System of Texas who purchase Contracts on or after June 1, 2002, if You have continuously participated for 10 years. Continuously participated means your Contract must be in existence for 10 years prior to the requested withdrawal.
●
If the plan or group of which You are a participant or member permits loans, You take a loan and the withdrawal consists of these loan amounts.
●
If You have transferred money which is not subject to a withdrawal charge (because You have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.
●
If permitted in your state, if You make a direct transfer to another funding option or annuity contract issued by us or by one of our affiliates and we agree.
When A Different Early Withdrawal Charge May Apply
If You transferred money from certain eligible MetLife contracts into a Deferred Annuity, You may have different Early Withdrawal Charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.
●
Withdrawals of amounts transferred before January 1, 1996 are not subject to a withdrawal charge.
●
Amounts transferred on or after January 1, 1996. For certain Contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original Contract’s exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges for transferred amounts from your original Contract:

37

During Transfer Year	Percentage
1	5%
2	4%
3	3%
4	2%
5	1%
6 and Beyond	0%
●
If we issued the other Contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other Contract as if they were made under the Deferred Annuity as of the date we received them under that Contract.
●
Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time You held them under your original Contract.
Divorce. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.
BENEFITS AVAILABLE UNDER THE CONTRACTS
The following table summarizes information about the benefits available under the Contract:
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit:
Guarantees that the
death benefit will not
be less than the
greatest of (1) your
Account Value; (2) Your
highest Account Value
as of December 31
following the end of
your fifth Contract Year
and at the end of every
other five year period.
In any case, less any
later partial
withdrawals, fees and
charges; or (3) the
total of all of your
purchase payments less
any partial
withdrawals.
		Standard	None	●Withdrawals could significantly reduce the benefit.
38

Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Equity Generator®:	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.	Standard	None	●Benefit limits available investment options. ●If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
The Equalizer SM:
You start with equal
amounts of money in
the Fixed Interest
Account and your
choice of either the
MetLife Stock Index
Division or the Frontier
Mid Cap Growth
Division. Each quarter,
amounts are
transferred between
the Fixed Interest
Account and your
chosen Division to
make the value of each
equal.
		Standard	None	●Benefit limits available investment options.
The Rebalancer®:
You select a specific
asset allocation for
your entire Account
Balance from among
the Divisions and the
Fixed Interest Account,
if available. Each
quarter we transfer
amounts among these
options to bring the
percentage of your
Account Balance in
each option back to
your original
allocation.
		Standard	None	●In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.
39

Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Index Selector®:
You may select one of
five asset allocation
models which are
designed to correlate
to various risk
tolerance levels. Each
quarter the percentage
in each of the Divisions
in which the model
invests and any Fixed
Interest Account is
brought back to the
selected model
percentage by
transferring amounts
among the Divisions
and any Fixed Interest
Account.
		Standard	None	●Benefit limits available investment options.
The Allocator SM:
Each month, a dollar
amount You choose is
transferred from the
Fixed Interest Account
to any of the Divisions
You choose. You select
the day of the month
and the number of
months over which the
transfers will occur.
		Standard	None	●Minimum periodic transfer of $50 is required. ●Once your Fixed Interest Account Balance is exhausted, the strategy is discontinued.
Systematic Withdrawal Program:	Automatically withdraws a specific dollar amount or a percentage of your Account Balance of your choice each Contract Year.	Standard	None
●Not available in all
states.
●Income taxes, tax
penalties and
Withdrawal Charges
may apply to your
withdrawals.
●Subject to our
required minimums
and administrative
restrictions.
●Not available in
conjunction with any
automated
investment strategy.

*
If your annuity was issued in connection with an employer plan, you should ask your employer for a list of available benefits.
40

Death Benefit
One of the insurance guarantees we provide You under your Deferred Annuity is that your Beneficiaries will be protected during the “pay-in” phase against market downturns under the following Deferred Annuities:
●
TSA
●
Non-Qualified
●
403(a)
●
Traditional IRA
For the following Deferred Annuities the trustee receives the death benefit:
●
Non-Qualified Deferred Annuity for:
●
Section 457(f) deferred compensation plan
●
Section 451 deferred fee arrangements
●
Section 451 deferred compensation plans
●
Section 457(e)(11) severance and death benefit plans
●
Section 415(m) qualified governmental excess benefit arrangements
●
PEDC
You name your Beneficiary(ies). If You die during the pay-in phase, the death benefit the Beneficiary receives will be the greatest of:
●
Your Account Value;
●
Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or
●
The total of all of your purchase payments less any partial withdrawals, fees and charges.
In each case, we deduct the amount of any outstanding loans from the death benefit.
The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary, if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risks.
If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program, depending on your administrative platform), we will cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method.
Until the Beneficiary (or each Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk.
Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that
41

exceeds the Account Value on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Value in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions and/or Fixed Interest Account until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.
Subject to the minimum amount requirements described in “Minimum Size of Your Income Payment”, your Beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your Beneficiary may, however, decide to take the payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.
There is no death benefit after the pay-out phase begins, however, depending on the pay-out option you select, any remaining guarantee will be paid to your Beneficiary.
Total Control Account
The Beneficiary may elect to have the Contract’s death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You, subject to our current established administrative procedures and requirements.
Assets backing the Total Control Account are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Account, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.
Pay-Out Options (or Income Options)
You may convert your Deferred Annuity into a regular stream of income after your “pay-in” or “accumulation” phase. The pay-out phase is often referred to as “annuitizing” your Contract. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Value (less any premium taxes, outstanding loans and applicable Contract fees), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. The variable pay-out option may not be available in all states.
When considering a pay-out option, You should think about whether You want:
●
Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;
●
A fixed dollar payment or a variable payment; and
42

●
A refund feature.
Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse’s lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which You will receive your income payments. If You do not tell us otherwise, your Fixed Interest Account Value will be used to provide a Fixed Income Option and your Separate Account Value will be used to provide a variable pay-out income option.
You can change or extend the date income payments begin at any time before the date specified in the Contract with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures). Your Contract specifies the date on which income payments are to begin.
Please be aware that once your Contract is annuitized, You are ineligible to receive the death benefit. In addition, once your Contract is fully annuitized, You will not be able to withdraw any Account Value.
Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the “Income Annuities” heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase.
INCOME ANNUITIES
Income Annuities provide You with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, You may receive your payments on a monthly, quarterly, semi-annual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that You begin receiving payments immediately or You can apply the Account Value of your Deferred Annuity to a pay-out option to receive payments during your “pay-out” phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your “pay-out” phase, You may defer receiving payments from us for one year after You have purchased an immediate annuity. You bear any investment risk during any deferral period. We no longer offer the Income Annuities.
We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If You annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.
Using proceeds from Deferred Annuities, You may purchase Income Annuities to receive immediate payments. If You have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as Federal income tax requirements are met.
If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer’s or plan administrator’s statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how You may be affected.
43

Income Payment Types
Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when You decide to take a pay-out option or at application; we will not make that decision for You. Your decision is irrevocable.
There are three people who are involved in payments under your Income Annuity:
●
Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.
●
Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.
●
Beneficiary: the person who receives continuing payments or a lump sum payment if the Owner dies.
Many times, the Owner and the Annuitant are the same person.
When deciding how to receive income, consider:
●
The amount of income You need;
●
The amount You expect to receive from other sources;
●
The growth potential of other investments; and
●
How long You would like your income to last.
Your income payment amount will depend in large part on the type of income payment You choose. For example, if You select a “Lifetime Income Annuity for Two,” your payments will typically be lower than if You select a “Lifetime Income Annuity.” Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or Joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger. Where required by state law or under a qualified retirement plan, the Annuitant’s sex will not be taken into account in calculating income payments. Annuity rates will not be less than those guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. Tax rules with respect to decedent Contracts may prohibit election of Lifetime Income for Two income types and/or may also prohibit payments for as long as the Owner’s life in certain circumstances. The terms of your Contract will determine when your income payments start and the frequency with which You will receive your income payments. When You select an income type, it will apply to the fixed and/or variable income payment election made by You at the time of annuitization.
We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations.
The following income payment types are available and once elected you may not make withdrawals from the income option. We may make other options available from time to time. You must select an income payment option or actively defer income payments once the Annuitant or Joint Annuitant (if younger than the Annuitant) turns age
44

85. The default income payment type is a Lifetime Income Annuity with a Guarantee Period of 10 years. If You defer taking an income option, your Contract will mature once the Annuitant (or Joint Annuitant, if younger) turns age 100.
Lifetime Income Annuity: An income payment type that is paid as long as the Annuitant is living.
Lifetime Income Annuity with a Guarantee Period: An income payment type that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity until the end of the guaranteed period. If the Contract Owner dies during the guarantee period, payments will be made to the Beneficiary in accordance with the Code. No payments are made once the guarantee period has expired and the Annuitant is no longer living.
Lifetime Income Annuity with a Refund: An income payment type that is paid as long as the Annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the Annuitant dies before the total of all income payments received equals the purchase payment, we will pay the Contract Owner (or the Beneficiary, if the Contract Owner is not living) the difference in a lump sum.
Lifetime Income Annuity for Two: An income payment type that is paid to the Annuitant(s) as long as the Contract Owner is living. After the Contract Owner dies, payments continue to be made to the Annuitant(s) either for (1) life (provided certain Federal tax law requirements are met) or (2) ten (10) years. Payments made for life to the Annuitant after the death of the Contract Owner may be the same as those made while the Contract Owner was living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the Annuitants are no longer living.
Lifetime Income Annuity for Two with a Guarantee Period: An income payment type that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity until the end of the guaranteed period. If the Contract Owner dies during the guarantee period, payments will be made to the Beneficiary in accordance with the Code. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both Annuitants are no longer living.
Lifetime Income Annuity for Two with a Refund: An income payment type that is paid as long as either Annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both Annuitants die before the total of all income payments received equals the purchase payment, we will pay the Contract Owner (or the Beneficiary, if the Contract Owner is not living) the difference in a lump sum.
Income Annuity for a Guaranteed Period: An income payment type payable for a permitted guaranteed period. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a Contract with this income payment type. If the Contract Owner dies before the end of the guarantee period, payments are made to the Beneficiary in accordance with the Code. No payments are made after the guarantee period has expired.
45

Minimum Size of Your Income Payment
Your initial income payment must be at least $50. If You live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to provide this minimum initial income payment.
Allocation
You decide what portion of your income payment is allocated among the Fixed Income Option and the Divisions.
The Value of Your Income Payments
Amount of Income Payments
Variable income payments from a Division will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.
The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract fee), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains fixed for the duration of the Contract if no reallocations are made.
The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.
Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then-current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the Annuitant that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the Owner will be given the benefit of the higher rates.
Annuity Units
Annuity Units are credited to You when You make a purchase payment or make a reallocation into a Division. Before we determine the number of Annuity Units to credit to You, we reduce a purchase payment (but not a reallocation) by any premium taxes and the Contract fee, if applicable. We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to a Division) by the Annuity Unit Value on the date of the transaction. The result is the number of Annuity Units credited for that Division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When You reallocate an income payment from a Division, Annuity Units supporting that portion of your income payment in that Division are liquidated.
46

AIR
Your income payments are determined by using the AIR to benchmark the investment experience of the Divisions You select. We currently offer a 3% and 4% AIR. Certain states may require a different AIR or a cap on what AIR may be chosen. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Divisions.
The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract’s issue date, then the amount of that payment will be determined on your Contract’s issue date.
The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.
Valuation
This is how we calculate the Annuity Unit Value for each Division:
●
First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;
●
Second, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;
●
Third, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and
●
Finally, we multiply the previous Annuity Unit Value by this result.
Reallocations
You may make reallocations among the Divisions or from the Divisions to the Fixed Income Option. Once You reallocate your income payment into the Fixed Income Option You may not later reallocate amounts from the Fixed Income Option to the Divisions. If You reside in certain states You may be limited to four options (including the Fixed Interest Option).
Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the Divisions or Fixed Income Option to generate your income payments.
47

Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange on that business day. All other reallocation requests in Good Order will be processed on the next business day.
For us to process a reallocation, You must tell us:
●
The percentage of the income payment to be reallocated;
●
The Divisions from which You want the income payment to be reallocated; and
●
The Divisions or Fixed Income Option (and the percentages allocated to each) to which You want the income payment to be reallocated.
When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.
●
First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;
●
Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;
●
Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation; and
●
Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.
When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.
You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a Beneficiary’s ability to make a reallocation.
Here are examples of the effect of a reallocation on the income payment:
●
Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125 ÷ $100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)
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Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will be made to the number of Annuity Units in both Divisions as well.)
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GENERAL INFORMATION
FREE LOOK
You may cancel your Deferred Annuity within a certain time period. This is known as a “free look.” We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Value as of the date your refund request is received at our Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period). You do not have a “free look” if You are electing income payments in the pay-out phase of your Deferred Annuity.
Administration
All transactions will be processed in the manner described below.
Purchase Payments
Send your purchase payments, by check, cashier’s check or certified check made payable to “MetLife,” to our Administrative Office. We reserve the right to receive purchase payments by other means acceptable to us. We do not accept cash, money orders or traveler’s checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments.
We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access To Your Money.”) If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.
Purchase payments (including any portion of your Account Value under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in Good Order at our Administrative Office, except when they are received:
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On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or
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After the close of the Exchange.
In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.
We reserve the right to credit your initial purchase payment to You within two days after its receipt at our Administrative Office. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At
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that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.
Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which You are a participant or member must identify You on their reports to us and tell us how your money should be allocated among the Divisions and the Fixed Interest Account/Fixed Income Option.
Confirming Transactions
You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments are confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Processing Transactions
We permit You to request transactions by mail, telephone, facsimile, email and Internet. We may require specific forms for certain transactions. We may suspend or eliminate telephone, email or Internet privileges at any time for all or any transaction types, without prior notice. We reserve the right not to accept requests for transactions by facsimile.
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing your requests and elections and day-to-day record keeping, are all executed through our computer networks and systems.
If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an Owner’s account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.
Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.
By Telephone, Facsimilie, Email or Internet
You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone, facsimile, email or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Some of the information and transactions accessible to You include:
●
Account Value,
●
Unit Values,
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Current rates for the Fixed Interest Account,
●
Transfers,
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●
Changes to investment strategies, and
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Changes in the allocation of future purchase payments.
For your Deferred Annuity in the pay-out phase or Income Annuity, You may obtain information and initiate transactions through our toll-free number, (800) 560-5001. Our customer service consultants are available by telephone between 8:00 a.m. and 6:00 p.m. Eastern Time each business day.
We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, You will be asked to provide so personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that You are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that You have trouble reaching us, requests should be made in writing to our Administrative Office.
Telephone, facsimile, email and computer systems may not always be available. Any telephone, facsimile, email or computer system, whether it is yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, You should make your transaction request in writing to our Administrative Office.
Response times for the telephone, email, facsimile or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems. We are not responsible or liable for:
●
any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or
●
any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone requests, and providing written confirmation of the transaction, in order to confirm that requests communicated by telephone, fax, email, Internet or other means are genuine. Any telephone, fax, email or Internet requests reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of requests. As a result of this policy, You will bear the risk of loss. If we do not employ reasonable procedures to confirm that requests communicated by telephone, fax, email or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
After Your Death
If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. For example, if You request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. For a Deferred
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Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your Beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your Beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity’s or annuitized Deferred Annuity’s provisions, we may continue making payments to a joint Annuitant or pay your Beneficiary a refund.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare non-ERISA (“Employee Retirement Income Security Act of 1974”) annuity contracts to be abandoned after a period of inactivity of two to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated time periods. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your Beneficiary designations, including complete contact information, if and as it changes. Please call (800) 560-5001 to make such changes.
Misstatement
We may require proof of age of the Annuitant, Contract Owner, or Beneficiary before making any payments under this Contract that are measured by the Annuitant’s, Contract Owner’s, or Beneficiary’s life. If the age of the measuring life has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age.
Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any underpayments.
Third Party Requests
Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners, and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.
Valuation — Suspension of Payments
We separately determine the Accumulation Unit Value and Annuity Unit Value, as applicable, for each Division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.
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When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of Annuity Units You receive on the next available Annuity Unit Value.
We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:
●
rules of the SEC so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or
●
during any other period when the SEC by order so permits.
We may also suspend or postpone payment for a withdrawal or income payment when we have a reasonable belief that the payment being requested is connected to financial exploitation of a Specified Adult. A Specified Adult is a person who is aged 65 or older or a person aged 18 or older who has a mental or physical impairment that renders the individual unable to protect his or her own interests. if we reasonably suspect financial exploitation of a Specified Adult, we will place a temporary hold on the payment, transfer the amount of the payment to the Fixed Interest Account and provide notification to You, the Trusted Contact Person(s) on file and any other party authorized to make transactions under the Contract that a hold has been placed on the payment(s) pending further investigation. A Trusted Contact Person is the person or persons designated by You as a person we may contact should we not be able to contact You or if You are a Specified Adult and we reasonably believe or suspect that You have or are being financially exploited. The Trusted Contact Person may be changed by You by contacting our Administrative Office. We may hold the payment for up to 15 business days (or longer under certain conditions) after the temporary hold was placed while we conduct further investigation, unless the period is extended by a regulator or court order.
Withdrawals
We will normally pay withdrawal proceeds with seven days after receipt of a request for a withdrawal at our Administrative Office, but we may delay payment as permitted by law, under certain circumstances. (See “Valuation - Suspension of Payments.”) We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Interest Account for the period permitted by law, but for not more than six months.
Changes to Your Deferred Annuity or Income Annuity
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of Contract Owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:
●
To operate the Separate Account in any form permitted by law.
●
To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations transactions permitted.
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●
To transfer any assets in a Division to another Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Divisions in the Separate Account.
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To substitute for the Portfolio shares in any Division, the shares of another class of Brighthouse Trust I, Brighthouse Trust II or the shares of another investment company or any other investment permitted by law.
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To change the way we assess charges, but without increasing the maximum aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.
●
To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.
If any changes result in a material change in the underlying investments of a Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.
Voting Rights
Based on our current view of applicable law, You have voting interests under your Deferred Annuity or Income Annuity concerning Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity VIP Funds or American Funds® proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.
We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio’s shares based on our own judgment.
You are entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.
There are certain circumstances under which we may disregard voting instructions. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners or participants/Annuitants may control the outcome of a vote. Shares of Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity VIP Funds or American Funds® that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:
●
The shares for which voting instructions are received; and
●
The shares that are voted in proportion to such voting instructions.
However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio’s shares based on our judgment.
Who Sells the Deferred Annuities and Income Annuities
MetLife Investors Distribution Company (“MLIDC”) is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and
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distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to the retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts.
MLIDC’s principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at (800) 289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
The Contracts are sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Contracts may also be sold through the mail, the Internet or by telephone.
There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities. MLIDC pays compensation based upon a “gross dealer concession” model. With respect to the Deferred Annuities, the gross dealer concession ranges from 0% to 10% of each purchase payment and, starting in the second Contract Year, ranges from 0% to 0.75% of the Account Value each year that the Contract is in force for servicing the Contract. With respect to Income Annuities and annuitizations, the gross dealer concession ranges from 0% to 4% of the purchase payment and, starting in the second Contract Year, 0% to 0.40% of the amount available from which income payments are made for each year the Contract is in force, for servicing the Income Annuity.
We may make payments to MLIDC that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for MLIDC’s management team, advertising expenses, and other expenses of distributing the Contracts. MLIDC’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with MLIDC. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm’s guidelines directly from us or the distributor.
We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to different compensation rates. Ask your sales representative (where applicable) for further information about what your sales representative (where applicable) and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.
From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor MetLife’s variable annuity contracts. We may also obtain access to an organization’s members to market our variable annuity contracts. These organizations are compensated for their sponsorship of our variable annuity contracts in various
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ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Values their members hold in the Contract. We also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.
Financial Statements
The financial statements of the Separate Account and the financial statements of MetLife are located in the Statement of Additional Information.
Your Spouse’s Rights
If You received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse’s rights.
If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse’s consent.
For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney. Any reference to “spouse” includes those persons who are married under state law, regardless of sex.
When We Can Cancel Your Deferred Annuity or Income Annuity
We may not cancel your Income Annuity.
We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 36 consecutive months and your Account Value is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we cancel a Deferred Annuity issued in New York, we will return the full Account Value. In all other cases, You will receive an amount equal to what You would have received if You had requested a total withdrawal of your Account Value. Early Withdrawal Charges may apply. Certain Deferred Annuities do not contain these cancellation provisions.
We will not terminate any Contract where we keep records of your account if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if your plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Account Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract. The tax law may also restrict payment of surrender proceeds to participants under certain employer retirement plans prior to reaching certain permissible triggering events.
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FEDERAL TAX CONSIDERATIONS
Introduction
The following is a brief summary of some tax rules and includes information about different types of tax markets and benefits, not all of which may be available under the Contract, as applicable. It is not intended as tax advice. The Internal Revenue Code (“Code”) and the provisions of the Code that govern Deferred Annuities are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your MetLife annuity contract (“Contract”). Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.
When you invest in an annuity Contract, you usually do not pay taxes on your investment gains until you withdraw the money — generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (“ERISA”).
We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
Any Code reference to “spouse” includes those persons who enter into lawful marriages under state law, regardless of sex.
Non-Qualified Annuity Contracts
This discussion assumes the Contract is an annuity Contract for Federal income tax purposes that is not held in a tax qualified “plan” defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or governmental 457(b) plans. Deferred Annuities owned through such plans are referred to below as “qualified” contracts.
Accumulation
Generally, an owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract, until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payment or commutation. This
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deferral of taxation on accumulated value in the Contract, is limited to Deferred Annuities owned by or held for the benefit of “natural persons.” A Contract, will be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract, as an agent for the exclusive benefit of a natural person.
In contrast, a Contract, owned or not treated as held by a “natural person,” such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Contract, as applicable, in the year earned. Note that in this regard, an employer which is the owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees, or otherwise, is considered a non-natural owner and any annual increase in the Contract value will be subject to current income taxation.
Surrenders or Withdrawals — Early Distribution
If You take a withdrawal from your Contract, or surrender your Contract, prior to the date You commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount You receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax).
The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for “early” distribution if such withdrawal is taken prior to You reaching age 59 1∕2, unless an exception applies.
Exceptions include, but are not limited to, distributions made:
(a) on account of your death or disability,
(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of You and your designated beneficiary, or
(c) under certain immediate income annuities providing for substantially equal payments made at least annually.
If You receive systematic payments that You intend to qualify for the substantially equal periodic payments (“SEEP”) exception noted above, certain modifications (except due to death or disability) to your payment before age 59 1∕2 or within five years after beginning these payments, whichever is later, may result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract and additional withdrawals from the Contract. However, the SEEP exception may continue to apply to:
(1) a tax-free rollover, transfer or exchange to another eligible arrangement if the combined distributions from the old and new arrangements continue to satisfy the exception, and
(2) payments from annuities that otherwise satisfy the RMD rules.
You should consult your tax adviser about your particular situation.
For non-qualified Contracts, amounts received under the exercise of a partial withdrawal may be treated as taxable income. Exercise of a withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.
If your Contract, has been purchased with an Optional Two-Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax purchase payment.
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Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (“IRS”) may consider that Contract, charges attributable to the guaranteed death benefits are to be treated as distributions from the Contract, to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits (where applicable)
If You have purchased any Guaranteed Withdrawal Benefit (“GWB”) where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Contract value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Contract value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Contract value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See “Taxation of Payments in Annuity Form” below.)
MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with Federal income tax rules and/or IRS guidance (whether formal or informal).
Aggregation
If You purchase two or more Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity Contract may be exchanged tax-free in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or “deemed” distribution may be includible in your taxable
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income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Contract, (your “gain”). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether these rules apply to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.
A transfer of ownership of the Contract or the designation of an Annuitant or other beneficiary who is not also the Contract owner, may result in income or gift tax consequences to the Contract owner. You should consult your tax adviser if You are considering such a transfer or assignment.
Death Benefits
The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the Contract must be distributed in accordance with Section 72(s) of the Code. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.
If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person. Naming a non-natural person, such as a trust or estate, as a designated beneficiary, may eliminate the ability to stretch the payment over an individual’s life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a non-qualified contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of death benefit features.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Contract owner.
For Deferred Annuities owned by a non-natural person, the required distribution rules apply upon the death or change in the primary Annuitant. If there is more than one Annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, owners of variable annuity non-qualified contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract such as the number of Portfolios available and the flexibility of the Contract owner to allocate purchase payments and transfer amounts among the Divisions have not been addressed. While we believe that the Contract does not give the Contract owner investment control over Separate Account assets, we reserve
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the right to modify the Contract as necessary to prevent a Contract owner from being treated as the owner of the Separate Account assets supporting the Contract.
Taxation of Payments in Annuity Form
Payments received from the Contract in the form of an annuity are taxed differently depending on whether You select a fixed or variable payment option. For fixed annuity payments, payments are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The exclusion ratio is applied to each fixed annuity payment to determine the portion that is a non-taxable return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract, is fully recovered.
Variable annuity payments are expected to fluctuate and the amount You may receive is uncertain. Variable annuity payments are taxable as ordinary income to the extent they exceed the portion of each annuity payment that is determined to be a non-taxable return of your investment in the Contract. The non-taxable return of your investment in the Contract is determined by dividing the investment in the Contract (with adjustment) by the number of years over which it is anticipated the annuity will be paid. In general, your investment in the Contract is recovered pro-rata over the expected payment period.
We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater — or less — than the taxable amount determined by us and reported by us to You and the IRS.
Once You have recovered the investment in the Contract further annuity payments are fully taxable.
If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Start Date.
Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract or a long-term care contract as part of a tax-free exchange.
If the Contract allows, You may elect to convert less than the full value of your Contract, to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract or Deferred Annuity and the deferred portion. An exclusion ratio or excludable amount will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.
The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of
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investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.
Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a Contract thus requiring payout of any remaining interest in the Contract within five years of a Contract owner’s death (or the primary annuitant’s death where the Contract owner is not a natural person) or over the designated beneficiary’s life (or over a period no longer than the beneficiary’s remaining life expectancy) with such payments beginning within 12 months of the date of death if a Contract owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of a Contract owner’s death (or of a primary annuitant’s death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Medicare tax on the lesser of:
(1) the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or governmental plans under 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident may be subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
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You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.
Qualified Annuity Contracts
Introduction
The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A Contract, may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (“IRS”) may consider that Contract charges attributable to the guaranteed death benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle You
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to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the Contract will only accept a single purchase payment consisting of a transfer or rollover from another SIMPLE IRA.
For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If You meet certain requirements, your Roth account earnings can be received free of Federal income taxes.
With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise (where permitted). The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits (where applicable)
If You have purchased the Lifetime Withdrawal Guarantee benefit (“LWG”), where otherwise made available, note the following:
In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Contract value.
If You have purchased any Guaranteed Withdrawal Benefit or LWG, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Contract value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the
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withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Contract value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with Federal income tax rules and/or IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1∕2
A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for “early” distribution if taken prior to age 59 1∕2, unless an exception applies. The penalty rate is 25% for SIMPLE plan Deferred Annuities if the withdrawal occurs within the first 2 years of your participation in the plan.
These exceptions include but are not limited to withdrawals made:
(a) on account of your death or disability, or
(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or life expectancies) of You and your designated beneficiary and You are separated from employment.
If You receive systematic payments that You intend to qualify for the “substantially equal periodic payments” exception noted above, certain modifications (except due to death or disability) to your payment before age 59 1∕2 or within five years after beginning these payments, whichever is later, may result in the retroactive imposition of the 10% Federal income tax penalty with interest (25% for certain SIMPLE plan withdrawals). Such modifications may include but are not limited to additional purchase payments to the Contract and additional withdrawals from the Contract. However, the SEEP exception may continue to apply to:
(1) a tax-free rollover, transfer or exchange to another eligible arrangement if the combined distributions from the old and new arrangements continue to satisfy the exception, and
(2) payments from annuities that otherwise satisfy the RMD rules.
You should consult your tax adviser about your particular situation.
The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions to the Federal income tax penalty for early distributions may be applicable under certain circumstances and special rules may apply or may become applicable in connection with the exceptions enumerated above. You should consult with your tax advisor for further details.
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Rollovers
Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).
Nevertheless, Contracts held in certain employer plans may be transferred in part pursuant to a QDRO.
Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. Federal tax law limits You to making only one 60-day rollover from an IRA to another IRA in any 12-month period and the limit is applied across all IRAs that You own, including SEP, SIMPLE, and Roth IRAs. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that You participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Generally, a distribution may be eligible for rollover, but certain types of distributions cannot be rolled over, such as distributions received:
(a) to meet minimum distribution requirements,
(b) for financial hardship, or
(c) for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the applicable withholding amount.
Death Benefits
The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
CONTRACTS ANNUITIZED ON OR BEFORE 12/20/19 AND DEATHS OCCURRING ON OR BEFORE 12/31/19
Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Start Date).
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If You die on or after your Annuity Start Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If You die before your Annuity Start Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).
Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.
If the IRA is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Contract owner. If your Contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1∕2.
Your spouse may elect to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
CONTRACTS ANNUITIZED AFTER 12/20/19 AND DEATHS OCCURRING AFTER 12/31/19
Distributions required from a qualified Contract following Your death must be fully distributed to designated beneficiaries within ten (10) years after the date of death. This distribution period applies regardless of whether You die before, on, or after the Annuity Start Date. In addition, if Your death occurs on or after Your Annuity Start Date, designated beneficiaries must also take an annual required minimum distribution beginning in the first calendar year after the calendar year of Your death. Separate rules apply to a designated beneficiary who is an Eligible Designated Beneficiary.
An Eligible Designated Beneficiary is an individual who, on the date of death, is:
(1) Your surviving spouse;
(2) Your child who has not yet reached the age of majority (as defined by federal tax law);
(3) a chronically ill individual as defined by the Code; or
(4) any other individual who is not more than ten (10) years younger than You.
An Eligible Designated Beneficiary may receive the remaining portion of the interest in the Contract over his/her life or life expectancy, beginning in the year following the year of death.
If your Contract permits, your Eligible Designated Beneficiary spouse may delay the start of these payments until December 31 of the year You would have reached your Required Beginning Date.
Following the death of an Eligible Designated Beneficiary, the remaining interest in the Contract must be distributed within ten (10) years. In addition, a child who is an Eligible Designated Beneficiary because he or she has not yet reached the age of majority must have the remaining interest in the Contract fully distributed within ten (10) years after reaching the age of majority.
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Your spouse may elect to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
NON-DESIGNATED BENEFICIARIES
Distributions required from a qualified Contract following your death must generally be distributed to Non-designated beneficiaries (for example, charitable organizations or nonqualified trusts) within five (5) years of the date of death. However, if your death occurs after the Required Beginning Date, the benefits may be paid out to the non-designated beneficiary at least as rapidly as under the method of distribution being used as of the date of death.
Required Minimum Distributions
Generally, You must begin receiving amounts from your retirement plan by April 1st following the latter of:
(a) the calendar year in which You reach your Required Beginning Date (as defined by Section 401(a)(9) of the Code), or
(b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1st of the year after You reach your Required Beginning Date even if You have not retired.
Your required minimum distribution request must be in Good Order and payment must be processed by MetLife prior to the due date (generally the end of the calendar year or April 1st of the year following the year in which You reach your Required Beginning Date) in order to satisfy the requirement for the applicable tax year.
A Federal tax penalty may apply if the amount distributed to You for the tax year under any tax qualified plan (as defined earlier) is less than Your required minimum distribution amount.
You may not satisfy minimum distributions for one employer’s qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
Complex rules apply to the calculation of minimum distributions. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.
The regulations also require that the value of benefits under a Contract including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be
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distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.
Required minimum distribution rules that apply to other types of retirement accounts while You are alive do not apply to Roth accounts. However, in general, the post-death rules with respect to required minimum distributions do apply to beneficiaries of Roth accounts.
Additional Information Regarding IRAs
Purchase Payments
Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. If You have compensation, you can continue to make purchase payments after beginning required minimum distributions if your Contract permits. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.
Roth IRA purchase payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits.
Withdrawals
If and to the extent that Traditional IRA purchase payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise (where permitted). The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1∕2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We
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may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise (where permitted). The amount will be determined by the Code.
Conversion
Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits, including any death benefit in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Contract value at the date of conversion.
A conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA made on or after January 1, 2018 cannot be recharacterized. Please consult your tax adviser.
Additional Information regarding TSA (ERISA and non-ERISA) 403(b)
Special Rules Regarding Exchanges
In order to satisfy tax regulations, contract exchanges within a 403(b) plan must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a Participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.
Withdrawals
If You are under age 59 1∕2, You generally cannot withdraw money from your 403(b) Contract unless the withdrawal:
a) Relates to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;
b) Is exchanged to another permissible investment under your 403(b) plan;
c) Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if Your plan allows it;
d) Occurs after You die, leave Your job or become disabled (as defined by the Code);
e) Is for financial hardship (but only to the extent of elective deferrals), if Your plan allows it;
f) Relates to distributions attributable to certain 403(b) plan terminations, if the conditions of the Code are met;
g) Relates to rollover or after-tax contributions; or
h) Is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s
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severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Other exceptions may apply or become applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Accordingly, if You are considering taking a withdrawal prior to age 59 1∕2, please consult your tax adviser to determine whether an exception applies to your particular situation.
Distinction for Puerto Rico Code
An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
A Puerto Rico qualified retirement plan trust, all of the participants of which are Puerto Rico residents may be exempted from income taxation pursuant to 2011 PR Code Section 1081.01 and Section 1022(i)(1) of ERISA as such trust will be treated for purposes of the Code Section 501(a) as a trust described in Code Section 401(a). If a variable annuity contract is acquired by said trust, the earnings accumulated or distributed under such contract or any income realized from the sale or exchange of the contract may not be subject to current income taxation due to the income tax exemption that the trust is entitled to. Whether a Puerto Rico retirement plan trust is qualified under 2011 PR Code Section 1081.01 depends on the facts and circumstances of each case. Each fiduciary of a Puerto Rico retirement plan should ascertain the qualified status of the retirement plan trust, and thus, that it enjoys the benefits of income tax exemption before investing in the variable annuity contract.
Contributions
The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions
Any amount received or made available to the employee under the qualified plan is generally includible in the gross income of the employee in the taxable year in which received or made available. However, lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from employment or termination of a retirement plan will generally be treated as ordinary income subject to a withholding tax rate of 20%.
A special rate of 10% may apply instead, if the plan satisfies the following requirements:
(1) the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) 10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants which are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three- year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment
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requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico, bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, and must be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of a Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
Distributions of retirement income made to a Non-Resident of Puerto Rico by a dual qualified retirement plan (qualified under the U.S. Internal Revenue Code and the 2011 PR Code) funded through a U.S. situs trust will not be subject to Puerto Rico income tax. The State Taxation of Pension Act of 1995 appears to preempt the 2011 PR Code from the imposition of any income tax to distributions to individuals who are not residents of Puerto Rico even if such individuals performed services covered by a retirement plan in Puerto Rico while they were Puerto Rico residents. However, in order for such exemption to be available, the Puerto Rico Treasury requires the participant to submit to his/her employer either: (i) IRS Form 8898 (Statement for Individuals Who Begin or End Bona Fide Residence in a U.S. Possession); or (ii) a Sworn Statement including certain personal information directed to establish his/her residence in a State within the continental U.S.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
Rollover
Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account (IRA) for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations
In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto
72

Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
LEGAL PROCEEDINGS
In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.
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APPENDIX A — INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios currently available. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/tahd/MET000235. You can also request this information at no cost by calling (800) 560-5001, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios, as described below. If your annuity was issued in connection with an employer plan, You should check with your employer as to which Portfolios are available under your Contract.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Small Capitalization Fund* - Class 2 Capital Research and Management CompanySM	0.90%	2.33%	3.01%	5.81%
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.59%	31.61%	18.83%	16.58%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.53%	24.23%	13.01%	12.20%
US Fixed Income	American Funds The Bond Fund of America* - Class 2 Capital Research and Management CompanySM	0.48%	1.16%	0.32%	1.67%
Allocation	American Funds® Aggressive Allocation Portfolio - Class C (formerly known as American Funds® Growth Allocation Portfolio - Class C) Brighthouse Investment Advisers, LLC	0.99%	14.57%	8.76%	8.81%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.96%	11.60%	7.00%	7.21%
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.94%	9.12%	5.44%	5.78%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.73%	4.62%	2.16%	5.53%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	1.51%	-0.05%	1.66%
A-1

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	BlackRock Capital Appreciation Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.71%	31.81%	15.83%	14.90%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.73%	13.65%	9.24%	9.02%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class A Brighthouse Investment Advisers, LLC	0.66%	4.21%	2.36%	3.25%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.65%	6.13%	4.02%	4.70%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.66%	8.28%	5.83%	6.23%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.69%	11.09%	7.62%	7.72%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.77%	4.97%	7.95%	7.06%
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.73%	4.69%	1.52%	1.64%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	13.86%	8.40%	8.39%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	8.61%	8.97%	10.16%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.54%	21.69%	13.51%	12.46%
Allocation	Calvert VP SRI Balanced Portfolio - Class I Calvert Research and Management	0.64%	19.61%	9.41%	8.41%
Sector	CBRE Global Real Estate Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.80%	0.50%	1.72%	3.23%
Target Date	Freedom 2020 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.71%	7.40%	4.89%	5.76%
A-2

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Target Date	Freedom 2025 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.73%	8.28%	5.52%	6.27%
Target Date	Freedom 2030 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.76%	9.14%	6.25%	7.03%
Target Date	Freedom 2035 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.80%	10.77%	7.56%	8.01%
Target Date	Freedom 2040 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.84%	12.81%	8.83%	8.68%
Target Date	Freedom 2045 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	13.54%	9.06%	8.80%
Target Date	Freedom 2050 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	13.55%	9.06%	8.79%
Target Date	Freedom 2055 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	13.61%	9.07%	—
Target Date	Freedom 2060 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	13.53%	9.08%	—
Target Date	Freedom 2065 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.87%	13.61%	9.07%	—
Target Date	Freedom 2070 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	0.00%	—	—
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.69%	17.77%	8.56%	9.91%
International Equity	Harris Oakmark International Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.87%	-4.90%	1.68%	3.37%
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	16.42%	9.71%	10.10%
US Equity	Invesco Small Cap Growth Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.97%	16.37%	7.32%	8.31%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	30.28%	17.53%	16.37%
Allocation	Loomis Sayles Global Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.04%	12.30%	6.66%	8.07%
US Equity	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	34.47%	18.33%	12.15%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.90%	11.74%	8.79%	8.70%
A-3

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.88%	14.88%	7.92%	9.87%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	0.89%	-0.61%	1.09%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	13.59%	10.04%	9.41%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.38%	3.32%	4.47%	5.04%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.31%	11.29%	7.27%	7.78%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	24.67%	14.23%	12.82%
International Equity	MFS® Research International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.64%	3.17%	4.12%	5.49%
Allocation	MFS® Total Return Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.77%	7.62%	6.00%	6.35%
US Equity	MFS® Value Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.73%	11.72%	8.06%	8.72%
US Equity	MFS® Value Portfolio*§ - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	11.91%	8.23%	8.89%
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.66%	39.34%	10.89%	12.29%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	9.10%	8.58%	9.70%
A-4

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.96%	2.33%	1.96%	2.10%
US Fixed Income	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.59%	2.73%	0.11%	1.68%
Allocation	SSGA Growth and Income ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.63%	10.98%	6.00%	6.08%
Allocation	SSGA Growth ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.65%	12.78%	7.52%	7.26%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.56%	30.31%	13.40%	13.89%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. is the subadviser T. Rowe Price Investment Management, Inc. is the sub-subadviser	0.69%	9.59%	7.91%	10.38%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.51%	13.47%	8.32%	10.10%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.60%	10.10%	11.03%	8.59%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.56%	4.88%	1.01%	2.95%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.50%	2.34%	0.24%	1.19%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
§
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Index Selector: If You elect the Index Selector You are limited to allocating your purchase payments and Account Balance among the following funding options and the Fixed Interest Account:
A-5

MetLife Aggregate Bond Index
MetLife Stock Index
MetLife MSCI EAFE Index
MetLife Russell 2000 Index
MetLife Mid Cap Stock Index
The Equity Generator® and The Equalizer SM: In addition to the Fixed Interest Account these Automated Strategies may also use the:
MetLife Stock Index Division
Frontier Mid Cap Growth Division
Fixed Option
The following is information on the Fixed Interest Account currently available under the Contract. We reserve the right to restrict purchase payments and transfers to the Fixed Interest Account when the yield on investments is not expected to support the Minimum Guaranteed Interest Rate. We will provide you with written notice before doing so.
Name	Term	Minimum Guaranteed Interest Rate*
Fixed Interest Account	Initial Interest Rate Term: begins on each calendar quarter and will be credited from the date amounts are allocated to the Fixed Interest Account until the last day of the same calendar quarter of the following year. Renewal Rate Term: 12 months	3%
*
The Minimum Guaranteed Interest Rate Varies by Contract and may be higher than the minimum guaranteed interest rate shown. Check your Contract for the Minimum Guaranteed Interest Rate that applies to your Fixed Interest Account Option.
A-6

APPENDIX B - WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT
If You are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state’s matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.
B-1

This Prospectus incorporates by reference all of the information contained in the Statement of Additional Information (SAI), which is legally part of this Prospectus.
The SAI includes additional information about the Contracts and the Separate Account. The SAI is available without charge, upon request. To view and download the SAI, please visit our website https://dfinview.com/metlife/tahd/MET000235. To request a free copy of the SAI or to ask questions, email RCG@metlife.com, write to our Administrative Office or call (800) 560-5001.
Reports and other information about the Separate Account are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Managing your variable annuity contract just got easier. We’re excited to share our enhanced website with you. Login or register today at online.metlife.com and enjoy a more convenient way to manage your contract and sign-up for eDelivery!
EDGAR ID: C000003499

April 28, 2025
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA)
Issued by Metropolitan Life Separate Account E of Metropolitan Life Insurance Company
This Prospectus describes group Enhanced Preference Plus Account Contracts for flexible contribution deferred variable annuities (“Deferred Annuities”) and Enhanced Preference Plus immediate variable income annuities (“Income Annuities”) (the Deferred Annuities and Income Annuities are also referred to herein as the “Contract”) issued by Metropolitan Life Insurance Company (“MetLife,” the “Company,” “we,” “us” or “our”). We no longer offer the Deferred Annuities and Income Annuities, although we may issue new certificates to participants in group arrangements in certain tax markets.
You decide how to allocate your money among the various available investment choices. Your choices may include the Fixed Interest Account/Fixed Income Option and Divisions (Divisions may be referred to as “Investment Divisions” in the Contract and marketing materials) available through Metropolitan Life Separate Account E which, in turn, invest in the Portfolios, which include equity, income, asset allocation and sector fund types as described in Appendix A. If your annuity was issued in connection with an employer plan, you should check with your employer as to which Portfolios are available under your Contract. For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.
How to learn more:
Before investing, read this Prospectus. The Prospectus contains information about the Contracts and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals can result in surrender charges, taxes, and tax penalties, if applicable.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense. We do not guarantee how any of the Divisions or Portfolios will perform. Interests in the Separate Account, the Portfolios and the Fixed Interest Account are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency or entity or person. MetLife's obligations under the Contract are subject to its financial strength and claims-paying ability.
The Contracts are not intended to be offered anywhere that they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Contracts other than the information in this Prospectus, supplements to the Prospectus or any sales material we authorize.

IMPORTANT TERMS YOU SHOULD KNOW
Account Value, Account Balance or Contract value — When You purchase a Deferred Annuity, an account is set up for You. Your Account Value (also referred to as Account Balance or Contract value) is the total amount of money in your Deferred Annuity including money in the Divisions of the Separate Account and the Fixed Interest Account.
Accumulation Unit Value — With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios. In addition to the investment performance of the Portfolios, the deduction of the Separate Account charge also affects a Division's Accumulation Unit Value.
Administrative Office —  Our Administrative Office varies based on the type of service request or transaction that you are making. The most recent correspondence or quarterly statement sent to you will have the address and telephone number that you can use to contact us for specific transactions and requests. We will notify you if there are changes to this information.
Annuitant — The natural person whose life is the measure for determining the duration and the dollar amount of income payments, sometimes referred to as the measuring life.
Annuity Unit Value — With a variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios, the experience factor for the current valuation period, the daily AIR and the Separate Account charge.
Assumed Investment Return (AIR) — Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.
Beneficiary — The person or persons who receive a benefit, including continuing payments or a lump sum payment, in the event the Contract Owner or the Annuitant, as applicable, dies.
Contract — A Contract is the legal agreement between You and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. The Contract contains relevant provisions of your Deferred Annuity or Income Annuity.
Contract Year — Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to fifteen months after the Deferred Annuity is issued.
Deferred Annuity —  An annuity where the pay-out phase begins after 12 months of the date the Contract is issued.

Divisions —  Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your Account Balance to a Division, the Division purchases shares of a Portfolio (with the same name).
Early Withdrawal Charge or Withdrawal Charge — The Early Withdrawal Charge is an amount we deduct from your Account Value if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.
Exchange — In this Prospectus, the New York Stock Exchange is referred to as the “Exchange.”
Free Look —  You may cancel your Contract within a certain time period. This is known as a “free look.” We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Interest Account, if applicable) or (ii) your Account Value as of the date your refund request is received at our Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).
Good Order — A request or transaction generally is considered in “Good Order” if it complies with our administrative procedures, and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone, facsimile (also referred to as “fax”), email or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative (where applicable) before submitting the form or request.
Income Annuity —  An annuity where the pay-out phase begins within 12 months after the date the Contract is issued.
MetLife —  MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as the “Company,” “we,” “us” or “our.”
Pay-out Options/Income Options — These are options that You may elect when You convert your Contract into a regular stream of income after your “pay-in” or “accumulation” phase. The pay-out phase is often referred to as either “annuitizing” your Contract or taking an income annuity.
Separate Account — Metropolitan Life Separate Account E (“Separate Account”) is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

Variable Annuity — An annuity with respect to which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.
You — In this Prospectus, depending on the context, “You” may mean either the owner of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity or the participant or annuitant under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for public employee deferred compensation Contracts under Section 457(b) arrangements (“PEDC”), Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(f) deferred compensation plans, Section 457(e)(11) severance and death benefit plans, Section 415(m) qualified governmental excess benefit arrangements, annuities funding certain 401(k), 401(a), 403(a) plans and Tax Shelered Annuities (“TSAs”) under which the employer retains certain rights, “You” means the trustee or employer. Under PEDC Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(f) deferred compensation plans, Section 457(e)(11) severance and death benefit plans, Section 415(m) qualified governmental excess benefit arrangements, annuities funding certain 403(a), 401(k) and 401(a) plans and TSAs where the participant or annuitant is allowed to choose among investment choices, “You” means the participant or annuitant who is giving us instructions about the investment choices. In connection with a 403(b) plan termination, as of the date of the Contract or cash distribution under such distribution, “You” means the participant who has received such Contract or cash distribution. The terms “TSA” and “403(b)” are synonymous wherever they appear in this Prospectus and Statement of Additional Information.

OVERVIEW OF THE CONTRACT
Purpose of the Contract
The Contract is designed to provide long-term accumulation of assets through investments in a variety of investment options during the accumulation phase. It can supplement your retirement income by providing a stream of income payments during the payout phase. It also offers death benefits to protect your designated beneficiaries. This Contract may be appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Portfolios.
Phases of the Contract
Your Deferred Annuity, has two phases: 1) an accumulation phase or “pay-in” phase; and 2) an income or “pay-out” phase.
1)
Accumulation (Pay-in) Phase
To help You accumulate assets, You can invest your purchase payments in:
●
Portfolios (mutual funds), each of which has its own investment strategies, investment advisers, expense ratios, and returns; and
●
a Fixed Interest Account option, which offers a guaranteed interest rate during a selected period.
Additional information about each Portfolio including its fund type, advisers and any subadvisers as well as current expenses and certain performance information is included in Appendix A.
2)
Income (Pay-out) Phase
You can elect to annuitize your Contract and turn your Account Value into a stream of income payments (sometimes called annuity payments) from MetLife, at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the investment options you select.
Please note that if you annuitize, your investments will be converted to income payments and you may no longer be able to choose to withdraw money at will from your Contract. All benefits (including the death benefit) terminate upon annuitization.
Features and Options of the Contract
Contract classes. The Contract has a single contract class with an Early Withdrawal Charge applicable to each purchase payment made less than 8 years before the date of the withdrawal.
Accessing your money. Until you annuitize, you have full access to your money. You can choose to withdraw your Account Value at any time (although if you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2).
Tax treatment. You can transfer money between investment options without tax implications. You are taxed only when: (1) you make a withdrawal; (2) you receive an income payment from the Contract; or (3) upon payment of a death benefit.

Death benefit. Your Contract includes a basic death benefit that will pay your designated beneficiaries a benefit at the time of your death.
Automated investment strategies and dollar cost averaging. At no additional charge, you may select from among four automated investment strategies to help you manage your money based on your risk tolerance and savings goals. Alternately, at no additional charge, you may select dollar cost averaging (“DCA”), which automatically transfers a specific amount of money from the Fixed Interest Account to the investment options you have selected, at set intervals over a specific period of time. Under the DCA Program you may request that a certain amount of your Contract value be transferred on the same day each month, prior to annuitization, from any one investment option of your choice to one or more of the other investment options. We reserve the right to limit the minimum total Contract value of $5,000 to enroll in the DCA Program. In addition, we reserve the right to limit the minimum amount that may be transferred through this program to $400. You may establish preauthorized transfers of Account Value from the Fixed Interest Account, subject to certain restrictions. If you terminate your participation in automated investment strategies which have allocations to specific Divisions, You will remain invested in the same Divisions until You request allocations to different Divisions.
Systematic withdrawals. The Systematic Withdrawal feature available under certain Contracts allows the Contract Owner to have a portion of the Account Value withdrawn automatically at regularly scheduled intervals prior to annuitization.
Loans. We may administer loan programs made available through Plans or group arrangements for certain Contracts. Loans will incur a $75 loan initiation fee and a $50 annual maintenance fee per loan outstanding.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes. Withdrawal charges are calculated as a percentage of each purchase payment funding the withdrawal during the pay-in phase.
A Withdrawal Charge of up to 7.00% may be assessed on any such purchase payment paid less than 8 years before the date of its withdrawal.
For example, if you purchase the Contract for $100,000 and
surrender your Contract during the first year, You will pay a
Withdrawal Charge of $7,000.
Fees
Are There Transaction Charges?	Yes. Loans will be charged an initial set-up fee and a loan maintenance fee. The Loan Initiation Fee is $75. The Loan Maintenance Fee is $50.	Fees
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	0.95%(1)	0.95%(1)
	Investment options (Portfolio fees and expenses)	0.28%(2)	1.10%(2)
(1)
As a percentage of your Account Balance in the Separate
Account.
(2)
As a percentage of average daily net assets of the Portfolio.
Because your Contract is customizable, the choices you make
affect how much you will pay. To help understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
This estimate assumes that you do not take withdrawals from
the Contract, which could add contingent deferred sales
charges that substantially increase costs.

FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add contingent deferred sales charges that substantially increase costs.
		Fees
Lowest Annual Cost:	Highest Annual Cost:
$1,191	$1,846
Assumes: ●Investment of $100,000 ●5% annual appreciation ●Least expensive Portfolio fees and expenses ●No optional benefits ●No sales charges ●No additional purchase payments, transfers or withdrawals	Assumes: ●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of Portfolio fees and expenses ●No sales charges ●No additional purchase payments, transfers or withdrawals
	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
●Amounts withdrawn from the Contract may result in surrender charges, tax and tax penalties.
●An Early Withdrawal Charge may apply if You withdraw amounts from the Fixed Interest Account that were allocated to the Fixed
Interest Account less than 8 years before the date of the
withdrawal. Withdrawal charges will reduce the value of your
Contract if you withdraw money during that time.
●The benefits of tax deferral means that the Contract is more beneficial to investors with a long time horizon.
●Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them. You may also have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
●Each investment option (including any Fixed Interest Account investment option) will have its own unique risks.
●You should review these investment options before making an investment decision.
●Subject to certain limitations, if you Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract.
Principal Risks of Investing in the Contract

RISKS	LOCATION IN PROSPECTUS
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Interest
Account), guarantees, or benefits, including any death benefit, are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request or by visiting https://www.metlife.com/about-us/
corporate-profile/ratings.
Principal Risks of Investing in the Contract
	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Yes. We do not charge a fee for transfers of Account Value among
Divisions or between the Divisions and the Fixed Interest Account.
Some benefits impose restrictions and limitations on your choice of
Portfolios. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain Portfolios. This means your opportunity for investment gains may be limited. We may change these restrictions in the future. We reserve the right to add, remove or substitute Portfolios.
The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we
determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.
Transfers
	TAXES	LOCATION IN PROSPECTUS
What are the Contract's Tax Implications?
●You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
●There is no additional tax benefit if You purchase the Contract through a tax-qualified plan.
●If your Contract was purchased through a tax-qualified plan (or
IRA), withdrawals will be subject to ordinary income tax. If your
Contract is not tax-qualified, earnings on your Contract will be subject to ordinary income tax when You withdraw them. You may also have to pay a penalty if You take a withdrawal before age
59 1∕2.
Federal Tax Considerations
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because
MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Certain Payments We Receive with Regard to the Portfolios

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing
Contract.
Transfers
FEES
The following tables describe the fees and expenses You will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer Account Value between investment options. State premium taxes may also be deducted.
Transaction Fees
Withdrawal Charge (as a percentage of each purchase payment funding the withdrawal during the pay-in phase)(1)	7%
Loan Initiation Fee(2)	$ 75
Premium Tax Charges(3)	3.50%
1
An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments less than 8 years from when they were credited to your Deferred Annuity. The charge on purchase payments is calculated according to the following schedule:
If withdrawn during purchase payment year	Percentage
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 or Later	0%

There are times when the Early Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, each Contract Year You may take the greater of 20% of your Account Value or your purchase payments made 8 years or longer free of Early Withdrawal Charges. There are no Early Withdrawal Charges applied to the Enhanced Non-Qualified Deferred Annuities for Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans and Section 457(e)(11) severance and death benefit plans.
2
This fee may be waived for certain groups.
3
Premium taxes, if applicable, depend on the Contract you purchased and state and range from 0% to 3.50% of Account Value (or, if applicable, purchase payments).

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses).
Annual Contract Expenses
Base Contract Expenses(1) (as a percentage of your average Account Value in the Separate Account)	0.95%
Annual Loan Maintenance Fee (per loan outstanding)(2)	$50
1
Pursuant to the terms of the Contract, our total Base Contract Expenses will not exceed 0.95% of your average balance in the Divisions.
2
This fee may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Expenses may change over time and may be higher or lower in the future. A complete list of Portfolios available under the Contract, including their annual expenses, may be found in “Appendix A-Investment Options Available Under the Contract” at the back of this Prospectus.
Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average daily net assets) Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.28%	1.10%
Examples
These examples are intended to help You compare the cost of investing in the Divisions with the cost of investing in other variable annuity contracts. These costs include the Transaction Fees, the Annual Contract Expenses and the Annual Portfolio Company Expenses.
The examples assume all Account Value is allocated to the Divisions. Your costs could differ from those shown below if you invest in the Fixed Interest Account.
The examples show the dollar amount of expenses that You would bear directly or indirectly on a $100,000 investment in the Separate Account of the Contract for the time periods indicated and there are no exchanges or other transactions. Your actual costs may be higher or lower.
Assumptions:
●
You bear the Minimum or Maximum Annual Portfolio Company Expenses (without reimbursement and/or waiver of expenses);
●
There is a maximum Separate Account charge of 0.95%; and
●
The underlying Portfolio earns a 5% annual return.

Based on these assumptions, your charges would be:
	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period
Maximum	$9,050	$10,334	$13,274	$23,450
Minimum	$8,230	$7,831	$9,032	$14,613

	1 Year	3 Years	5 Years	10 Years
If you annuitize or do not surrender your Contract at the end of the applicable time period
Maximum	$2,050	$6,334	$10,874	$23,450
Minimum	$1,230	$3,831	$6,632	$14,613
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Investing in the Contracts involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this Prospectus.
Market Risk. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal.
Early Withdrawal Risk. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2. Withdrawal Charges may apply to any purchase payment paid less than 8 years before the date of the withdrawal. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral also mean that the Contract is more beneficial to investors with a long time horizon.
Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios). Each investment option (including the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolios You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus.
Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Deferred Annuity.
Insurance Company Risk. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits, including any death benefit, are subject to the financial strength and claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
Contract Changes Risk. Subject to applicable law, we have the right to make certain changes to your Contract. Examples of the changes we may make include: (i) operating the Separate Account in any form permitted by law; (ii) taking any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted; (iii) transferring any assets in a Division to another Division, or to one or more Separate Accounts, or to our general account, or adding, combining or removing Divisions in the Separate Account; (iv) substituting Portfolio shares in any Division, with the shares of another class of Brighthouse Trust I, Brighthouse Trust II, or the shares of another investment company or any other investment permitted by law; (v) changing the way we assess charges, but without increasing the maximum aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Contracts; and (vi) making any necessary technical changes in the Contracts in order to conform with any of the above-described actions.
Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan. Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract.
Taxation Risk. Although the provisions of the Internal Revenue Code (the “Code”) relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult its own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged.
Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.

Pandemics and Other Public Health Issues and Other Events. Pandemics and other public health issues or other events, and governmental, business, and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, hail, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.
Terrorism and Security Risks. The continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
METLIFE
Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a general account portfolio invested primarily in fixed income securities (corporate, structured products, municipals, and government and agency) and mortgage loans, as well as real estate, real estate joint ventures, other limited partnerships and equity securities. Metropolitan Life Insurance Company was incorporated under the laws of New York in 1868. The Company's office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. Obligations to Contract Owners and Beneficiaries that arise under the Contract are obligations of MetLife and MetLife is obligated to pay all amounts promised to you under the Contract, subject to its financial strength and claims-paying ability.
METROPOLITAN LIFE SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Enhanced Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the contracts issued from this Separate Account. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities − such as death benefits and income payments − even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments and are not guaranteed by our parent company, MetLife, Inc., or by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment manager to certain of the Portfolios offered with the Contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While MetLife does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (“CEA”), and is not subject to registration or regulation as a pool operator under the CEA.
VARIABLE ANNUITIES
There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. This Prospectus describes all material features of the Contract. These annuities are “variable” because the value of your account or the amount of each income payment varies based on the investment performance of the Divisions You choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Division rises or falls based on the investment performance (or “experience”) of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.
The Fixed Interest Account
The Deferred Annuities have a fixed interest rate option called the “Fixed Interest Account.” The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts).
The interest rate for each amount allocated to the Fixed Interest Account is set by us in advance on the beginning of each calendar quarter (January 1, April 1, etc.). The declared interest rate in effect when an allocation to the Fixed Interest Account is made will be credited from the date it is received until the last day of the same calendar quarter of the following year, at which time a renewal rate will be set. Thereafter, each year a renewal rate will apply to that amount plus the interest previously credited to that amount, as long as the amounts remain in the Fixed Interest Account. The renewal rate will be set by us in advance and will apply for 12 months. Interest will be credited to the Fixed Interest Account on a daily basis. Subject to our transfer rules, you may transfer money into and out of the Fixed Interest Account. For information regarding current interest rates, you may contact our Administrative Office. Information about the Fixed Interest Account, including its name, its term and its minimum guaranteed interest rate is available in Appendix A —  Investment Options Available Under the Deferred Annuity — Fixed Option. Your registered representative can tell you the current and minimum interest rates that apply.

Because of exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered under the Securities Act of 1933 (the “1933 Act”), and neither the Fixed Interest Account nor our general account has been registered as an investment company under the 1940 Act. The Fixed Interest Account and our general account are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the “Fixed Income Option.” Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Value allocated to the Fixed Interest Account, interest credited to the Fixed Interest Account, and fixed annuity payments are subject to our financial strength and claims-paying ability.
Deferred Annuities
This Prospectus describes the following Deferred Annuities under which You can accumulate money:
Enhanced Preference Plus Account:
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TSA (Tax Sheltered Annuity)
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403(a)(Qualified annuity plans under Section 403(a))
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PEDC (Public Employee Deferred Compensation)
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401(a) annuity
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401(k) annuity
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Non-Qualified (for certain deferred arrangements and plans)
These Non-Qualified Deferred Annuities (for certain deferred arrangements and plans) include Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(e)(11) severance and death benefits plans and Section 415(m) qualified governmental excess benefit arrangements. The Non-Qualified Deferred Annuities for Section 457(e)(11) severance and death benefit plans have special tax risks.
In general under these types of non-qualified deferred compensation arrangements, all assets under the plan (including the Contract) are owned by the employer (or a trust subject to the claims of the employer’s creditors). Participants may be permitted, if authorized under the plan, to make certain “deemed” investment choices and allocations. However, the entire interest under the Contract remains the property of the employer and any Account Values thereunder are maintained solely for accounting purposes under the plan.
These Deferred Annuities are issued to a group. You are then a participant under the group’s Deferred Annuity. Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:
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Allocated (your Account Value records are kept for You as an individual); or
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Unallocated (Account Value records are kept for a plan or group as a whole).
The Deferred Annuity and Your Retirement Plan
If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan’s terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options.
The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Value. Also, the Deferred Annuity may require that You or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. We may rely on your employer’s or plan administrator’s statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer’s retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix B for specific information which applies to You.
Non-Natural Persons as Owners or Beneficiaries. If a non-natural person, such as a trust, is the Owner of a Deferred Annuity, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Deferred Annuity will generally eliminate the Beneficiary’s ability to “stretch” or a spousal Beneficiary’s ability to continue the Deferred Annuity and the death benefit. Generally, Contracts owned by a non-natural person such as a corporation or certain other legal entities (other than a trust or other entity that holds the Contract as agent for a natural person) do not receive tax deferral on earnings. Therefore, there should be reasons other than tax deferral for acquiring the Contract by a corporation or certain other legal entities.
A Deferred Annuity consists of two phases: the accumulation or “pay-in” phase and the income or “pay-out” phase. The pay-out phase begins when You either take all of your money out of the account or You elect income payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are “annuities.”
Replacements of Annuity Contracts
Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing annuity contract. You should replace an existing contract only when You determine that the Deferred Annuity is better for You. You may have to pay a withdrawal charge on your existing contract, and the Deferred Annuity may impose a new withdrawal charge period. Before You buy a Deferred Annuity ask your registered representative if purchasing a Deferred Annuity would be advantageous, given the Deferred Annuity’s features, benefits and charges. You should talk to your tax adviser to make sure that this purchase will qualify as a tax-free exchange. If You surrender your existing contract for cash and then buy the Deferred Annuity, You may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Deferred Annuity may be delayed.
We no longer make this Deferred Annuity available, however, current Contract Owners may continue to make additional purchase payments, and new participants may enroll under any issued group Contract.
Plan Terminations
Upon termination of a retirement plan, your employer is generally required to distribute your plan benefits under the Contract to You.

This distribution is in cash or direct rollover to another employer sponsored plan or IRA. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable Early Withdrawal Charges. Outstanding loans, if available will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition, your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See “Federal Tax Considerations.”) Early Withdrawal Charges will be waived if the net distribution is made under the exceptions listed in the “Early Withdrawal Charges” section of the prospectus.
An Income Annuity
An Income Annuity, also known as an immediate annuity, only has a “pay-out” phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments You receive will depend on such things as the income payment type You choose, your investment choices and the amount of your purchase payment.
The Income Annuities are no longer available.
PORTFOLIOS
Account Value allocated to a Division will vary based on the investment experience of the corresponding Portfolio in which the Division invests. There is a risk of loss of the entire amount invested. Information regarding the Portfolio investments available under your Contract, including each Portfolio’s (i) name; (ii) type (e.g., money market fund, bond fund, balanced fund, etc); (iii) investment adviser and any sub-investment adviser; (iv) current expenses; and (v) performance is available in Appendix A to this Prospectus.
Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio’s investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by going on line to https://dfinview.com/metlife/tahd/MET000209, calling (800) 560-5001 or through your registered representative. We do not guarantee the investment results of the Portfolios.
Portfolios Which Are Fund of Funds
The following Portfolios available within Brighthouse Trust I, Brighthouse Trust II, and Fidelity VIP Funds are “fund of funds”:
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Aggressive Allocation Portfolio
American Funds® Moderate Allocation Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio
Freedom 2020 Portfolio

Freedom 2025 Portfolio
Freedom 2030 Portfolio
Freedom 2035 Portfolio
Freedom 2040 Portfolio
Freedom 2045 Portfolio
Freedom 2050 Portfolio
Freedom 2055 Portfolio
Freedom 2060 Portfolio
Freedom 2065 Portfolio
Freedom 2070 Portfolio
“Fund of funds” Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds (“Underlying ETFs”). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.
Additional Information About the Portfolios
Some of the investment choices may not be available under the terms of your Contract. The Contract or other correspondence we provide You will indicate the Divisions that are available to You. Your investment choices may be limited because:
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Your employer, association or other group contract holder limits the available Divisions.
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We have restricted the available Divisions.
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Some of the Divisions are not approved in your state.
The Divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity® VIP Funds or the American Funds®, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account’s purchase or sale of these mutual fund shares. The Portfolios of Brighthouse Trust I, Brighthouse Trust II, Calvert Fund, Fidelity® VIP Funds and American Funds® are made available only through various insurance company annuities and life insurance policies.
Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity® VIP Funds and American Funds® are each a “series” type fund registered with the SEC as an “open-end management investment company” under the 1940 Act. A “series” fund means that each Portfolio is one of several available through the fund.
The Portfolios of Brighthouse Trust I and Brighthouse Trust II pay Brighthouse Investment Advisers, LLC a monthly fee for its services as their investment manager. The Portfolios of the Calvert Fund pay Calvert Asset Management Company, Inc. a monthly fee for its services as their investment manager. The Portfolios of the American Funds®

pay Capital Research and Management Company a monthly fee for its services as their investment manager. Similarly, the Portfolios of the Fidelity® VIP Funds pay Fidelity Management & Research Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and Statement of Additional Information (“SAI”) for Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity® VIP Funds and American Funds®.
Certain Payments We Receive with Regard to the Portfolios
An investment manager or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company’s role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts. Underlying investment managers or sub-investment managers may have an incentive to promote their underlying funds at these sales meetings and thereby receive greater compensation based on assets under management.
As of December 31, 2024, approximately 86% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and certain of our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II, whereby we receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by MetLife and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.
Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio’s 12b-1 Plan, if any, is described in more detail in each Portfolio’s prospectus. (See the “Table of Expenses” and “Who Sells the Deferred Annuities and Income Annuities.”) Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company ("MLIDC"). Payments under a Portfolio’s 12b-1 Plan decrease the Portfolio’s investment return.

Portfolio Selection
We select the Portfolios offered through the Contracts based on a number of criteria, including asset class coverage, the strength of the investment manager’s or sub-investment manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Other factors we consider during the selection process are whether the Portfolio’s investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment manager are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised or sub-advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised or sub-advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Value of your Contract resulting from the performance of the Portfolios You have chosen.
Automated Investment Strategies
There are five automated investment strategies available to You for Enhanced Deferred Annuities. We created these investment strategies to help You manage your money. You decide if one is appropriate for You based upon your risk tolerance and savings goals. The investment strategies are not available to unallocated Contracts. These are available to You without any additional charges. As with any investment program, no strategy can guarantee a gain — You can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time. You may not have a strategy in effect while You also have an outstanding loan. Your employer, association or other group contract holder may limit the availability of any investment strategy.
The Equity Generator®: An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division, based on your selection. If your Fixed Interest Account Value at the time of a scheduled transfer is zero, this strategy is automatically discontinued. There is no additional charge for electing the Equity Generator. For example, if you elected the Equity Generator and $1,000 of interest was credited to your account each month, then the $1,000 of interest would be transferred from the Fixed Interest Account to the specified Division every month for a 12 month period.
Certain administrative platforms may allow an amount equal to the interest earned in the Fixed Interest Account to be transferred quarterly to the MetLife Stock Index Division.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and You never request allocation changes or transfers, You will not pay more in Early Withdrawal Charges than your Contract earns. Early Withdrawal Charges may be taken from any of your earnings.
The EqualizerSM: You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. Each quarter, amounts are transferred between the Fixed Interest Account and your chosen Division to make the value of each equal. For example, if You choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division. There is no additional fee for electing The Equalizer.
The Rebalancer®: You select a specific asset allocation for your entire Account Value from among the Divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Value in each option back to your original allocation. In the future, we may permit You to allocate less than 100% of your Account Value to this strategy. There is no additional charge for electing the Rebalancer. For example, if you allocated 25% among four Divisions then on a quarterly basis, we will transfer amounts among those four Divisions so that 25% of your Contract’s Account Value is in each such Division.
The Index Selector®: You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account Value is allocated among the MetLife Aggregate Bond Index, MetLife Stock Index, MetLife MSCI EAFE® Index, MetLife Russell 2000® Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account. Each quarter, the percentage in each of these Divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the Divisions and the Fixed Interest Account.
In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.
We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector strategy. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.
The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative (where applicable).
You may choose another Index Selector® strategy or terminate your Index Selector® strategy at any time. If You choose another Index Selector® strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to select the Index Selector® strategy again, You must select from the asset allocation models available at that time. There is no additional charge for electing the Index Selector. For example, if you chose the Conservative Model, then on a quarterly basis we would transfer amounts in the Divisions and the Fixed Interest Account so that the balances in each reflect the selected Conservative Model percentage.
The AllocatorSM: Each month, a dollar amount You choose is transferred from the Fixed Interest Account to any of the Divisions You choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account Value is exhausted, this strategy is automatically discontinued. There is no additional charge for electing the Allocator. For example, you may elect to have $100 a month transferred on the 15th of the month from the Fixed Interest Account to a Division for a period of two years.
The Allocator, the Equalizer and the Index Selector are not available to all Contracts. Certain administrative platforms may have an alternative dollar cost averaging program that permits an amount to be transferred from any Division to one or more different Divisions on a monthly, quarterly, semi-annual or annual basis. Certain administrative platforms may have an alternative rebalancing program that permits rebalancing on a one-time, quarterly, semi-annually or annual basis. Your enrollment form will indicate if any of the automated investment strategies or the alternative dollar cost averaging program and the alternative rebalancing program is available under Your Contract.
The Equity Generator® and the AllocatorSM are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You wish to continue the strategy through periods of fluctuating prices.
We will terminate all transactions under the automated investment strategies upon notification of your death.
PURCHASE PAYMENTS
There is no minimum purchase payment requirement except for Non-Qualified Deferred Annuities for certain deferred arrangements or plans (except those for Section 415(m) arrangements), we may require that each purchase payment be at least $2,000. We can reject any purchase payment for any reason.
Unless limited by tax law, You may continue to make purchase payments while You receive Systematic Withdrawal Program payments unless your purchase payments are made through automatic payroll deduction, salary reduction or salary deduction. Subject to your plan's rules, You may make purchase payments to your Deferred Annuity whenever You choose, up to the date You begin receiving payments from a pay-out option.
In the case of TSA Deferred Annuity money being transferred from a fixed account of another insurance company where You did not have access to your money because the company was being rehabilitated or liquidated, we may add additional money to the amount transferred to us to reflect the earlier lack of access.
We will not issue the Deferred Annuity to You if You are age 80 or older or younger than age 18. We will not accept your purchase payments if You are age 90 or older.
Purchase Payments — Section 403(b) Plans
The Internal Revenue Service (“IRS”) announced regulations affecting Section 403(b) plans and arrangements which were generally effective January 1, 2009. As part of these regulations, employers will need to meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under Section 403(b) under certain conditions (so-called “90-24 transfers”).
The regulations have the following effect regarding transfers: (1) an issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this employer requirement.

In consideration of these regulations, we have determined only to make available the Contract for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract.
If your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into your Contract, we urge You to consult with your tax adviser prior to making additional purchase payments.
Allocation of Purchase Payments
You decide how your money is allocated among the Fixed Interest Account and the Divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request. Allocation of all purchase payments must be in whole dollar amounts or in full percentages. For example, you may not allocate 33  1∕3% of your purchase payment to any Division.
If You choose to make an allocation to the asset allocation Divisions with your initial purchase payment, 100% of your allocation to the investment choices must be to only one of the asset allocation Divisions. After the initial purchase payment has been made, You may allocate subsequent purchase payments or make transfers from any asset allocation Division to any investment choice or to one or more of the asset allocation Divisions. We reserve the right to make certain changes to the Divisions.
Limits on Purchase Payments
Your ability to make purchase payments may be limited by:
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Federal tax laws;
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Our right to limit the total of your purchase payments to $500,000 or $1,000,000, depending on the tax market in which the Contract is sold. We may change the maximum by telling You in writing at least 90 days in advance;
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Regulatory requirements. For example, if You reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after You have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to You after You turn age 60; or after You turn age 63, if the Deferred Annuity was issued before You were age 61 (except under the Enhanced PEDC Deferred Annuity);
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Retirement, for certain Deferred Annuities. You may no longer make purchase payments if You retire;
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Leaving your job; and
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Receiving systematic termination payments (as described later).
The Value of Your Investment
We use the term “experience factor” to describe the investment performance for Division. We calculate Accumulation Unit Values once a day on every day the Exchange (the “Exchange”) is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the “Valuation Period.” We have the right to change the basis for the Valuation Period, on 30 days’ notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each

Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the valuation period which is the daily equivalent of the Separate Account charge.
Accumulation Units are credited to You when You make purchase payments or transfers into a Division. When You withdraw or transfer money from a Division, Accumulation Units are liquidated. We determine the number of Accumulation Units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.
This is how we calculate the Accumulation Unit Value for each Division:
Step 1:
First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;
Step 2:
Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and
Step 3:
Finally, we multiply the previous Accumulation Unit Value by this result.
Examples
Calculating the Number of Accumulation Units
Assume You make a purchase payment of $500 into one Division and that Division’s Accumulation Unit Value is currently $10.00. You would be credited with 50 Accumulation Units.
$500	=	50 Accumulation Units
$10
Calculating the Accumulation Unit Value
Assume yesterday’s Accumulation Unit Value was $10.00 and the number we calculate for today’s investment experience (minus charges) for an underlying Portfolio is 1.05 (Step 1 and Step 2 described above). Today’s Accumulation Unit Value is $10.50 ($10.00 × 1.05 = $10.50). The value of your $500 investment is then $525 (50 × $10.50 = $525) (Step 3 described above).
However, assume that today’s investment experience (minus charges) is 0.95 instead of 1.05. Today’s Accumulation Unit Value is $9.50 ($10.00 × 0.95 = $9.50). The value of your $500 investment is then $475 (50 × $9.50 = $475).
TRANSFERS
You may make tax-free transfers between Divisions or between the Divisions and the Fixed Interest Account. Some restrictions may also apply to transfers from the Fixed Interest Account to the Divisions. For us to process a transfer, You must tell us:
●
The percentage or dollar amount of the transfer;
●
The Divisions (or Fixed Interest Account) from which You want the money to be transferred;

●
The Divisions (or Fixed Interest Account) to which You want the money to be transferred; and
●
Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.
Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.
For additional transfer restrictions, see “General Information — Valuation — Suspension of Payments”.
We may require You to:
●
Use our forms; or
●
Maintain a minimum Account Value (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or
●
Transfer a minimum amount if the transfer is in connection with the Allocator.
RESTRICTIONS ON TRANSFERS
The following is a discussion of frequent transfers/reallocations policies and procedures. They apply to both the “pay-in” and “pay-out” phase of your Deferred Annuity as well as your Income Annuity.
Restrictions on Frequent Transfers/Reallocations. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio’s shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio’s share price (“arbitrage trading”). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios (the “Monitored Portfolios”). These are:
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American Funds Global Small Capitalization Fund
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American Funds Growth Fund
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American Funds Growth-Income Fund
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American Funds The Bond Fund of America
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Baillie Gifford International Stock Portfolio
●
CBRE Global Real Estate Portfolio
●
Harris Oakmark International Portfolio
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Invesco Global Equity Portfolio
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Invesco Small Cap Growth Portfolio
●
Loomis Sayles Global Allocation Portfolio
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Loomis Sayles Small Cap Core Portfolio

●
Loomis Sayles Small Cap Growth Portfolio
●
MetLife MSCI EAFE® Index Portfolio
●
MetLife Russell 2000® Index Portfolio
●
MFS® Research International Portfolio
●
Neuberger Berman Genesis Portfolio
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T. Rowe Price Small Cap Growth Portfolio
●
Western Asset Management Strategic Bond Opportunities Portfolio
We monitor transfer/reallocation activity in the Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.
We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
As a condition to making their Portfolios available in our products, American Funds® requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds® requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds® monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds® restrictions. There is no guarantee that this process will detect all contract holders whose transfer/reallocation activity in the American Funds® Portfolios violates this monitoring policy.
Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future transfer/reallocation requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction.

Transfers made under an Automated Investment Strategy are not treated as transfers when we monitor the frequency of transfers.
Your third-party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitations and may change from time to time as those systems are upgraded.
The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.
The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolio, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners or participants/Annuitants, and to execute instructions from the Portfolios to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners or participants/Annuitants who violate the frequent transfer/reallocation policies established by the Portfolio.
In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.
Restrictions on Large Transfers/Reallocations. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some Portfolio managers have asked us to monitor for “block transfers” where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
ACCESS TO YOUR MONEY
You may withdraw either all or part of your Account Value from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Value, if less). To process your request, we need the following information:
●
The percentage or dollar amount of the withdrawal; and
●
The Divisions (or Fixed Interest Account) from which You want the money to be withdrawn.
Your withdrawal may be subject to income taxes, tax penalties and Early Withdrawal Charges.
Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.
We may withhold payment of a withdrawal if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
You may submit a written withdrawal request, which must be received at our Administrative Office on or before the date the pay-out phase begins, that indicates that the withdrawal should be processed as of the date the pay-out phase begins, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit Value calculated as of the date the pay-out phase begins.

Loans
We may administer loan programs made available through plans or group arrangements for certain Deferred Annuities. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Division and the Fixed Interest Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated to the Divisions and the Fixed Interest Account in the same percentages as your current investment election for contributions. Loan repayment periods, repayment methods, interest rate, any restrictions on transfers or withdrawals from the Deferred Annuity, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.
Systemic Withdrawal Program
If we agree and if approved in your state, You may choose to automatically withdraw a specific dollar amount or a percentage of your Account Value each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Early Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. If You elect to receive payments through this program, You must have no loan outstanding from the Fixed Interest Account and You must either be 59 1∕2 years old or have left your job. Tax law generally prohibits withdrawals from TSA Deferred Annuities before You reach 59 1∕2. Your Account Value will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges (unless You elect to have any applicable withdrawal charges deducted from your Systematic Withdrawal Program payments). To determine if withdrawal charges apply, see “Early Withdrawal Charges” below. Payments under this program are not the same as income payments You would receive from a Deferred Annuity pay-out option or under an Income Annuity. The Systematic Withdrawal Program is not available in conjunction with any automated investment strategy.
If You elect to withdraw a dollar amount, we will pay You the same dollar amount each Contract Year. If You elect to withdraw a percentage of your Account Value, each Contract Year, we recalculate the amount You will receive based on your new Account Value.
If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro rata from the Fixed Interest Account and any Divisions in which You have an Account Value.
Calculating Your Payment Based on a Percentage Election for the First Contract Year You Elect the Systematic Withdrawal Program: If You choose to receive a percentage of your Account Value, we will determine the amount payable on the date these payments begin. When You first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if You select to receive payments on a monthly basis with the percentage of your Account Value You request equaling $12,000, and there are six months left in the Contract Year, we will pay You $2,000 a month.

Calculating Your Payment for Subsequent Contract Years of the Systematic Withdrawal Program: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay You over the Contract Year either the amount that You chose or an amount equal to the percentage of your Account Value You chose. For example, if You select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Value equals $12,000 at the start of a Contract Year, we will pay You $1,000 a month.
Selecting a Payment Date: You select a payment date which becomes the date we make the withdrawal. We must receive your request in Good Order at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should request payment by the 20th day of the previous month.) If we do not receive your request in time, we will make the payment the following month on the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made at any time. If You make any of these changes, we will treat your request as though You were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at our Administrative Office at least 30 days in advance.
Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us at our Administrative Office. We may also terminate your participation in the program, depending on your administrative platform, upon notification of your death.
Systematic Withdrawal Program payments may be subject to an Early Withdrawal Charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When You first elect the program, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the Early Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.
Minimum Distribution
In order for You to comply with certain tax law provisions, You may be required to take money out of your Deferred Annuity. Rather than receiving your required minimum distribution in one annual lump-sum payment, You may request that we pay it to You in installments throughout the calendar year. However, we may require that You maintain a certain Account Value at the time You request these payments. You may not have a Systematic Withdrawal Program in effect if we pay your minimum required distribution in installments. We may terminate your participation in the program, depending on your administrative platform, upon notification of your death.

CHARGES
Loan Fees
We may make available loans. If your plan or group of which You are a participant or member permits loans, and You take a loan, there is a $75 loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Division and the Fixed Interest Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.
Charges Paid When Money is in a Division
There are two types of charges You pay while You have money in a Division:
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Insurance-related charge (or Separate Account charge), and
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Investment-related charge.
We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Early Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Contract charges.
Separate Account Charge
You will pay an insurance-related charge for the Separate Account (also described in this Prospectus as a “Base Contract Charge”) that is no more than 0.95% annually of the average value of the amount You have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.
General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.
The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your “pay-in” phase is larger than your Account Value. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk). The Separate Account charge You pay will not reduce the number of Accumulation Units credited to You. Instead, we deduct the charge as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while You have this Contract.
Portfolio Company Charges
Charges are deducted from and expenses are paid out of the assets of the Portfolios that are described in the prospectuses for those companies. Shares of the Portfolios are purchased for the Separate Account at their net asset value. The net asset value of Portfolio shares is determined after deduction of the fees and charges. For further information, consult the prospectus for each Portfolio and Appendix A.

Premium and Other Taxes
Some jurisdictions tax what are called “annuity considerations.” These may apply to purchase payments, Account Values and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Values or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as “annuity” taxes) only when You exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.
Premium taxes, if applicable, depend on the Contract You purchase and your home state or jurisdiction and range from 0% to 3.50% of Contract value (or, if applicable, purchase payments).
We also reserve the right to deduct from purchase payments, Account Value, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Contract.
Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contract. We may, at our sole discretion, pay taxes when due and deduct that amount at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.
We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Early Withdrawal Charges
An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments made less than 8 years before the date of the withdrawal. The Early Withdrawal Charge does not apply in certain situations or upon the occurrence of certain events or circumstances. To determine the Early Withdrawal Charge we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or Divisions from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an Early Withdrawal Charge, then from other purchase payments on a “first-in-first-out” (oldest money first) basis and then from earnings. Once we have determined the amount of the Early Withdrawal Charge, we will then withdraw it from the Fixed Interest Account and the Divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. However, if the Early Withdrawal Charge is greater than the available purchase payments, then we will take the Early Withdrawal Charges, in whole or in part, from your earnings.
For partial withdrawals, the Early Withdrawal Charge is determined by dividing the amount that is subject to the Early Withdrawal Charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the Early Withdrawal Charge. We will treat your request as a request for a full withdrawal if your Account Value is not sufficient to pay both the requested withdrawal and the Early Withdrawal Charge.
For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an Early Withdrawal Charge and pay You the rest.
The Early Withdrawal Charge on purchase payments withdrawn is as follows:
During Purchase Payment Year	Percentage
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 & Later	0%
The Early Withdrawal Charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge and our general profits to pay for our costs to sell the Deferred Annuities which exceed the amount of Early Withdrawal Charges we collect. We believe that our sales costs may exceed the Early Withdrawal Charges we collect.
When No Early Withdrawal Charge Applies
In some cases, we will not charge You the Early Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet one of the conditions listed below.
You do not pay an Early Withdrawal Charge:
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On transfers You make among Divisions or to or from the Fixed Interest Account.
●
On withdrawals of purchase payments You made over eight complete years ago.
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If You choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).
●
If You die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.
●
If your Contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the Contract, that portion of the Account Value that equals the “step up” portion of the death benefit.
●
If You withdraw up to 20% of your Account Value each Contract Year. This 20% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time You make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 20% will You have to pay Early Withdrawal Charges.
●
If the withdrawal is required for You to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity, for purposes of this exception, we will treat the Contract as if it were your only account subject to the minimum distribution rules. This exception does not apply if You have a Non-Qualified Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Code.
●
Systematic Termination. For all Deferred Annuities except certain TSA Deferred Annuities, if the Contract is terminated, You may withdraw your total Account Value without an Early Withdrawal Charge when the Account Value is paid in annual installments based on the following percentages of your Account Value for that year’s withdrawal:

Contract Year*	Percentage
1	20%
2	25%
3	33%
4	50%
5	remainder
*
Less that Contract Year’s withdrawals.
Any money You withdraw in excess of these percentages in any Contract Year will be subject to Early Withdrawal Charges. You may stop the systematic termination of the Contract. If You ask to restart systematic termination, You begin at the beginning of the schedule listed above.
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If You are disabled and request a total withdrawal. Disability is defined in the Federal Social Security Act.
●
If You retire:
●
For certain Enhanced TSA Deferred Annuities, if You have also participated for at least 10 consecutive years. This does not apply for withdrawals of money transferred into the Contract from other investment vehicles on a tax-free basis (plus earnings on such amounts). Participated for at least 10 consecutive years means that your Contract must have been in existence for 10 years prior to the requested withdrawal.
●
For the Non-Qualified and certain PEDC Deferred Annuities, if You retire.
●
For certain TSA, PEDC and 403(a) Enhanced Deferred Annuities, if You also have participated for at least 10 consecutive years unless You retire according to the definition of retirement stated in your plan. Participated for at least 10 consecutive years means that your Contract must have been in existence for 10 years prior to the requested withdrawal.
●
If your plan provides payment on account of hardship and You suffer from an unforeseen hardship. (Except for certain TSA, 403(a), and Non-Qualified Enhanced Deferred Annuities.)
●
If You leave your job with the employer that bought the Deferred Annuity. (Except for certain TSA and Non-Qualified Deferred Annuities.)
●
If your plan terminates and the withdrawal is transferred into another annuity contract we issue.
●
If You make a direct transfer to other investment vehicles we have pre-approved.
●
If You withdraw money under a plan provision which we have pre-approved.
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If the plan or group of which You are a participant or member permits loans, You take a loan and the withdrawal consists of these loan amounts.
●
If You have transferred money which is not subject to a withdrawal charge (because You have satisfied contractual provisions for a withdrawal without the imposition of a Contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.

When A Different Early Withdrawal Charge May Apply
If You transferred money from certain eligible MetLife contracts into a Deferred Annuity, You may have different Early Withdrawal Charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.
Withdrawals of amounts transferred before January 1, 1996 are not subject to a withdrawal charge.
Amounts transferred on or after January 1996. For certain Contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original contract’s exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges for transferred amounts from your original Contract:
During Transfer Year	Percentage
1	5%
2	4%
3	3%
4	2%
5	1%
6 and Beyond	0%
●
If we issued the other Contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other Contract as if they were made under the Deferred Annuity as of the date we received them under that Contract.
●
Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time You held them under your original Contract.
Divorce. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.
Special Charges That Apply If Your Retirement Plan Terminates Its Deferred Annuity or Takes Other Action
Under certain TSA Deferred Annuities, amounts equal to some or all of the early withdrawal charge imposed under a contract of another issuer in connection with the transfer of money into a TSA Deferred Annuity may be credited to your Account Value. If such amounts are credited to a TSA Deferred Annuity, special termination charges may be imposed. These charges may also apply if the plan introduces other funding vehicles provided by other carriers. Charges are not imposed on plan participants; but rather are absorbed by the Contract owner. Therefore, under the Contract, the participant will incur only the withdrawal charges, if applicable, otherwise discussed in this Prospectus. The charges to the plan are imposed on the amount initially transferred to the Deferred Annuity for the first full seven years according to the schedule in the following table:

During Contract Year	Percentage
1	5.6%
2	5.0%
3	4.5%
4	4.0%
5	3.0%
6	2.0%
7	1.0%
8 and Beyond	0%
The charge to the plan, for partial withdrawals, is determined by multiplying the amount of the withdrawal that is subject to the charge by the applicable percentage shown above.
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract:
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Basic Death Benefit
The Contract’s Death
Proceeds at any time
are the greatest of:
(1) Your Account Value;
(2) Your highest
Account Value as of
December 31 following
the end of your fifth
Contract Year and at
the end of every other
five year period. In any
case, less any later
partial withdrawals,
fees and charges; or
(3) The total of all of
your purchase
payments less any
partial withdrawals,
fees and charges.
In each case, we
deduct the amount of
any outstanding loans
from the death benefit.
		Standard	None	●Withdrawals or loans could significantly reduce the benefit.

Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Equity Generator®	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.	Standard	None	●Benefit limits available investment options. ●If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
The EqualizerSM
You start with equal
amounts of money in
the Fixed Interest
Account and your
choice of either the
MetLife Stock Index
Division or the Frontier
Mid Cap Growth
Division. Each quarter,
amounts are
transferred between
the Fixed Interest
Account and your
chosen Division to
make the value of each
equal.
		Standard	None	●Benefit limits available investment options.
The Rebalancer®
You select a specific
asset allocation for
your entire Account
Balance from among
the Divisions and the
Fixed Interest Account,
if available. Each
quarter we transfer
amounts among these
options to bring the
percentage of your
Account Balance in
each option back to
your original
allocation.
		Standard	None	●You must allocate 100% of your Account Balance to this strategy.

Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Index Selector®
You may select one of
five asset allocation
models which are
designed to correlate
to various risk
tolerance levels. Each
quarter the percentage
in each of the Divisions
in which the model
invests and any Fixed
Interest Account is
brought back to the
selected model
percentage by
transferring amounts
among the Divisions
and any Fixed Interest
Account.
		Standard	None	●Benefit limits available investment options.
The AllocatorSM
Each month, a dollar
amount You choose is
transferred from the
Fixed Interest Account
to any of the Divisions
You choose. You select
the day of the month
and the number of
months over which the
transfers will occur.
		Standard	None	●Minimum periodic transfer of $50 is required. ●Once your Fixed Interest Account Balance is exhausted, the strategy is discontinued.
Systematic Withdrawal Program	Automatically withdraws a specific dollar amount or a percentage of your Account Balance at a frequency of your choice each Contract Year.	Standard	None
●Not available in all
states.
●Income taxes, tax
penalties and
Withdrawal Charges
may apply to your
withdrawals.
●Subject to our
required minimums
and administrative
restrictions.
●Not available in
conjunction with any
automated
investment strategy.

*
The availability of certain benefits may vary by employer and type of Annuity.

Death Benefit
One of the insurance guarantees we provide You under your Deferred Annuity is that your Beneficiaries will be protected during the “pay-in” phase against market downturns. You name your Beneficiary(ies) under the following Deferred Annuities:
●
TSA
●
Non-Qualified
●
403(a)
●
401(k)
●
401(a)
●
For the following Deferred Annuities the trustee receives the death benefit:
●
Non-Qualified Deferred Annuity for:
●
Section 457(f) deferred compensation plan
●
Section 451 deferred fee arrangements
●
Section 451 deferred compensation plans
●
Section 457(e)(11) severance and death benefit plans
●
Section 415(m) qualified governmental excess benefit arrangements
●
PEDC
The death benefit your Beneficiary receives will be the greatest of:
●
Your Account Value;
●
Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or
●
The total of all of your purchase payments less any partial withdrawals, fees and charges.
In each case, we deduct the amount of any outstanding loans from the death benefit.
The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary, if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risks.
If we are notified of your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we may cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method.
Until the Beneficiary (or each Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk.

Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Value in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions and/or Fixed Interest Account until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.
Subject to the minimum amount requirements described in “Minimum Size of Your Income Payment,” your Beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your Beneficiary may, however, decide to take the payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.
If permitted in the Contract, if the Beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified Deferred Annuities and continue the Contract under the terms and conditions of the Contract that applied prior to the Owner’s death, with certain exceptions described in the Contract. In that case, the Account Value will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in a Division and the Fixed Interest Account as each bears to the total Account Value.) If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Value as of December 31 following the end of the fifth Contract Year and every other five-year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable Early Withdrawal Charges will be assessed against future withdrawals.
There is no death benefit once the income or pay-out phase begins, however, depending on the pay-out option you select, any remaining guarantee will be paid to your Beneficiary.
Total Control Account
The Beneficiary may elect to have the Contract’s death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You, subject to our current established administrative procedures and requirements.
Assets backing the Total Control Account are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Account, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

Pay-Out Options (or Income Options)
You may convert your Deferred Annuity into a regular stream of income after your “pay-in” or “accumulation” phase. The pay-out phase is often referred to as “annuitizing” your Contract. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Value (less any premium taxes, outstanding loans and applicable Contract fees), then we apply the net amount to the option. (See “Federal Tax Considerations” for a discussion of partial annuitization.) You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. The variable pay-out option may not be available in all states.

When considering a pay-out option, You should think about whether You want:
●
Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;
●
A fixed dollar payment or a variable payment; or
●
A refund feature.
Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse’s lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which You will receive your income payments. If You do not tell us otherwise, your Fixed Interest Account Value will be used to provide a Fixed Income Option and your Separate Account Value will be used to provide a variable pay-out income option.

You can change or extend the date income payments begin at any time before the date specified in the Contract with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).

Please be aware that once your Contract is annuitized, You are ineligible to receive the death benefit. In addition, once your Contract is fully annuitized, You will not be able to withdraw any Account Value.

Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the “Income Annuities” heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase.
INCOME ANNUITIES
Income Annuities provide You with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, You may receive your payments on a monthly, quarterly, semi-annual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that You begin receiving payments immediately or You can apply the Account Value of your Deferred Annuity to a pay-out option to receive payments during your “pay-out” phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your “pay-out” phase, You may defer receiving payments from us for one year after You have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.
We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If You annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.
Using proceeds from the Deferred Annuities, You may purchase Income Annuities to receive immediate payments. If You have accumulated amounts in the Deferred Annuities, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.
If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer’s or plan administrator’s statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how You may be affected.
Income Payment Types
Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when You decide to take a pay-out option or at application; we will not make that decision for you.
Your decision is irrevocable.
There are three people who are involved in payments under your Income Annuity:
●
Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.
●
Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.
●
Beneficiary: the person who receives continuing payments or a lump sum payment if the Owner dies.
Many times, the Owner and the Annuitant are the same person.
When deciding how to receive income, consider:
●
The amount of income You need;
●
The amount You expect to receive from other sources;
●
The growth potential of other investments; and
●
How long You would like your income to last.
Your income payment amount will depend in large part on the type of income payment You choose. For example, if You select a “Lifetime Income Annuity for Two,” your payments will typically be lower than if You select a “Lifetime Income Annuity.” Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or Joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and

Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger. Where required by state law or under a qualified retirement plan, the Annuitant’s sex will not be taken into account in calculating income payments. Annuity rates will not be less than those guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. Tax rules with respect to decedent Contracts may prohibit election of Lifetime Income for Two income types and/or may also prohibit payments for as long as the Owner’s life in certain circumstances. The terms of your Contract will determine when your income payments start and the frequency with which You will receive your income payments. When You select an income type, it will apply to both fixed income payments and variable income payments.
We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations.
The following income payment types are available and once elected you may not make withdrawals from the income option. We may make other options available from time to time. You must select an income payment option or actively defer income payments once the Annuitant or Joint Annuitant (if younger than the Annuitant) turns age 85. The default income payment type is a Lifetime Income Annuity with a Guarantee Period of 10 years. If You defer taking an income option, your Contract will mature once the Annuitant (or Joint Annuitant, if younger) turns age 100.
Lifetime Income Annuity: An income type that is paid as long as the Annuitant is living.
Lifetime Income Annuity with a Guarantee Period: An income type that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity until the end of the guaranteed period. If the Contract Owner dies during the guarantee period, payments will be made to the beneficiary in accordance with the Code. No payments are made once the guarantee period has expired and the Annuitant is no longer living.
Lifetime Income Annuity with a Refund: An income type that is paid as long as the Annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the Annuitant dies before the total of all income payments received equals the purchase payment, we will pay the Contract Owner (or the beneficiary, if the Contract Owner is not living) the difference in a lump sum.
Lifetime Income Annuity for Two: An income type that is paid to the Annuitant(s) as long as the Contract Owner is living. After the Contract Owner dies, payments continue to be made to the Annuitant(s) either for (1) life (provided certain Federal tax law requirements are met) or (2) ten (10) years. Payments made for life to the Annuitant after the death of the Contract Owner may be the same as those made while the Contract Owner was living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the Annuitants are no longer living.
Lifetime Income Annuity for Two with a Guarantee Period: An income type that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity until the end of the guaranteed period. If the Contract Owner dies during the guarantee period, payments will be made to the beneficiary in accordance with the Code. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both Annuitants are no longer living.
Lifetime Income Annuity for Two with a Refund: An income type that is paid as long as either Annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both Annuitants die before the total of all income payments received equals the purchase payment, we will pay the Contract Owner (or the beneficiary, if the Contract Owner is not living) the difference in a lump sum.
Income Annuity for a Guaranteed Period: An income type payable for a permitted guaranteed period. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a Contract with this income payment type. If the Contract Owner dies before the end of the guarantee period, payments are made to the beneficiary in accordance with the Code. No payments are made after the guarantee period has expired.
Minimum Size of Your Income Payment
Your initial income payment must be at least $50. If You live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to provide this minimum initial income payment.
Allocation
You decide what portion of your income payment is allocated among the Fixed Income Option and the Divisions.
The Value of Your Income Payments
Amount of Income Payments
Variable income payments from a Division will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.
The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract fee), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains fixed for the duration of the Contract if no reallocations are made.
The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.
Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then-current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the Annuitant that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the Owner will be given the benefit of the higher rates.
Annuity Units
Annuity Units are credited to You when You make a purchase payment or make a reallocation into a Division. Before we determine the number of Annuity Units to credit to You, we reduce a purchase payment (but not a reallocation) by any premium taxes and the Contract fee, if applicable. We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to a Division) by the Annuity Unit Value on the date of the transaction. The result is the number of Annuity Units credited for that Division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When You reallocate an income payment from a Division, Annuity Units supporting that portion of your income payment in that Division are liquidated.
AIR
Your income payments are determined by using the AIR to benchmark the investment experience of the Divisions You select. We currently offer a 3% and 4% AIR. Certain states may require a different AIR or a cap on what AIR may be chosen. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Divisions.
The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract’s issue date, then the amount of that payment will be determined on your Contract’s issue date.
The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.
Valuation
This is how we calculate the Annuity Unit Value for each Division:
●
First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;
●
Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

●
Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and
●
Finally, we multiply the previous Annuity Unit Value by this result.
Reallocations
You may make reallocations among the Divisions or from the Divisions to the Fixed Income Option. Once You reallocate your income payment into the Fixed Income Option You may not later reallocate amounts from the Fixed Income Option to the Divisions. If You reside in certain states You may be limited to four options (including the Fixed Interest Option).
Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the Divisions or other funds to generate your income payments.
Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange on that business day. All other reallocation requests in Good Order will be processed on the next business day.
For us to process a reallocation, You must tell us:
●
The percentage of the income payment to be reallocated;
●
The Divisions from which You want the income payment to be reallocated; and
●
The Divisions or Fixed Income Option (and the percentages allocated to each) to which You want the income payment to be reallocated.
When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.
●
First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;
●
Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;
●
Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation; and
●
Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.
When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.
You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a beneficiary’s ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:
●
Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125 x $100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)
●
Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will be made to the number of Annuity Units in both Divisions as well.)
GENERAL INFORMATION
FREE LOOK
You may cancel your Contract within a certain time period. This is known as a “free look.” We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payment or (ii) Your Account Value as of the date your refund request is received at our Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period). If You do not cancel your Contract during the “free-look” period, your decision to purchase the Contract is irrevocable. You do not have a “free look” if You are electing income payments in the pay-out phase of your Contract.
Administration
All transactions will be processed in the manner described below.
Purchase Payments
Send your purchase payments, by check, cashier’s check or certified check made payable to “MetLife,” to our Administrative Office. We reserve the right to receive purchase payments by other means acceptable to us. We do not accept cash, money orders or traveler’s checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments.
We reserve the right to refuse purchase payments made via a personal check in excess of $100,000 for Non-Qualified contracts. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access To Your Money.”) If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.

Purchase payments (including any portion of your Account Value under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in Good Order at our Administrative Office, except when they are received:
●
On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or
●
After the close of the Exchange.
In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.
We reserve the right to credit your initial purchase payment to You within two days after its receipt at our Administrative Office. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.
Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which You are a participant or member must identify You on their reports to us and tell us how your money should be allocated among the Divisions and the Fixed Interest Account/Fixed Income Option.
Confirming Transactions
You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments are confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Processing Transactions
We permit You to request transactions by mail, telephone, facsimile, email and Internet (we may require specific forms for certain transactions). We may suspend or eliminate telephone, email or Internet privileges at any time for all or any transaction types, without prior notice. We reserve the right not to accept requests for transactions by facsimile.
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing your requests and elections and day-to-day record keeping, are all executed through computer networks and systems.
If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an Owner’s account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.
By Telephone, Facsimile, Email or Internet
You may obtain information and request a variety of transactions by telephone, facsimile, email or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Some of the information and transaction requests accessible to You include:
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Account Value
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Unit Values
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Current rates for the Fixed Interest Account
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Transfers
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Changes to investment strategies
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Changes in the allocation of future purchase payments.
For your Deferred Annuity in the pay-out phase or Income Annuity, You may obtain information and initiate transactions through our toll-free number, (800) 560-5001. Our customer service consultants are available by telephone between 8 a.m. and 6 p.m. Eastern Time each business day.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that requests communicated by telephone, fax, email, Internet or other means are genuine. Any telephone, fax, email, or Internet requests reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of requests. As a result of this policy, You will bear the risk of loss. If we do not employ reasonable procedures to confirm that requests communicated by telephone, fax, email or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Administrative Office to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
Telephone, facsimile, email and computer systems may not always be available. Any telephone, facsimile, email or computer system, whether it is yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, You should make your transaction request in writing to our Administrative Office.
Response times for the telephone, facsimile, email or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.
We are not responsible or liable for:
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any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or

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any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.
After Your Death
If we are notified of your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we may cancel the request. For example, if You request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity’s or annuitized Deferred Annuity’s provisions, we may continue making payments to a joint Annuitant or pay your beneficiary a refund.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare non-ERISA (“Employee Retirement Income Security Act of 1974”) annuity Contracts to be abandoned after a period of inactivity of two to five years from the Contract’s maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or You last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated time periods. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your Beneficiary designations, including complete contact information, if and as it changes. Please call (800) 560-5001 to make such changes.
Misstatement
We may require proof of age of the Annuitant, Contract Owner, or beneficiary before making any payments under this Contract that are measured by the Annuitant’s, Contract Owner’s, or beneficiary’s life. If the age of the measuring life has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age.
Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any underpayments.
Third Party Requests
Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners, and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.
Valuation — Suspension of Payments
We separately determine the Accumulation Unit Value and Annuity Unit Value for each Division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.
When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of Annuity Units You receive on the next available Annuity Unit Value.
We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:
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rules of the SEC so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or
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during any other period when the SEC by order so permits.
We may also suspend or postpone payment for a withdrawal or income payment when we have a reasonable belief that the payment being requested is connected to financial exploitation of a Specified Adult. A Specified Adult is a person who is age 65 or older or a person aged 18 or older who has a mental or physical impairment that renders the individual unable to protect his or her own interests. If we reasonably suspect financial exploitation of a Specified Adult, we will place a temporary hold on the payment, transfer the amount of the payment to the Fixed Interest Account and provide notification to You, the Trusted Contact Person(s) on file and any other party authorized to make transactions under the contact that a hold has been placed on the payment(s) pending further investigation. A Trusted Contact Person is the person or persons designated by You as a person we may contact should we not be able to contact You or if You are a Specified Adult and we reasonably believe or suspect that You have or are being financially exploited. The Trusted Contact Person may be changed by You by contacting our Administrative Office. We may hold the payment for up to 15 business days (or longer under certain conditions) after the temporary hold was placed while we conduct further investigation, unless the period is extended by a regulator or court order.
Withdrawals
We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at our Administrative Office, but we may delay payment as permitted by law, under certain circumstances. (See “Valuation - Suspension of Payments.”) We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Interest Account for the period permitted by law, but for not more than six months.
Changes to Your Deferred Annuity or Income Annuity
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity Owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:
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To operate the Separate Account in any form permitted by law.
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To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations transactions permitted.
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To transfer any assets in a Division to another Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Divisions in the Separate Account.
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To substitute for the Portfolio shares in any Division, the shares of another class of Brighthouse Trust I, Brighthouse Trust II or the shares of another investment company or any other investment permitted by law.
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To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.
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To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.
If any changes result in a material change in the underlying investments of a Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.
Voting Rights
Based on our current view of applicable law, You have voting interests under your Deferred Annuity or Income Annuity concerning Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity® VIP Funds or American Funds® proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.
We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio’s shares based on our own judgment.
You are entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.
There are certain circumstances under which we may disregard voting instructions. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners or Annuitants may control the outcome of a vote. Shares of Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity® VIP Funds or American Funds® that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:
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The shares for which voting instructions are received; and
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The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio’s shares based on our judgment.
Who Sells the Deferred Annuities and Income Annuities
MetLife Investors Distribution Company (“MLIDC”) is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to the retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts.
MLIDC’s principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), as well as the securities commissions in the states in which it operates, and is a member of the Financial Regulatory Industry Authority (“FINRA”). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at (800) 289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
The Contracts are sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Contracts may also be sold through the mail, the Internet or by telephone.
There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities. MLIDC pays compensation based upon a “gross dealer concession” model. With respect to the Deferred Annuities, the gross dealer concession ranges from 0% to 10% of each purchase payment and, starting in the second Contract Year, 0% to 0.675% of the Account Value each year that the Contract is in force for servicing the Contract. With respect to Income Annuities and annuitizations, the gross dealer concession is 0% to 4% of the purchase payment and, starting in the second Contract Year, 0% to 0.40% of the amount available from which income payments are made for each year the Contract is in force for servicing the Income Annuity.
We may make payments to MLIDC that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for MLIDC’s management team, advertising expenses, and other expenses of distributing the Contracts. MLIDC’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with MLIDC. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm’s guidelines directly from us or the distributor.
We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to different compensation rates. Ask your sales representative (where applicable) for further information about what your sales representative (where applicable) and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.
From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor MetLife’s variable annuity contracts. We may also obtain access to an organization’s members to market our variable annuity contracts. These organizations are compensated for their sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Values their members hold in the Contract. We also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.
Financial Statements
The financial statements of the Separate Account and the financial statements of MetLife are located in the Statement of Additional Information.
Your Spouse’s Rights
If You received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse’s rights.
If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse’s consent.
For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney.
Any reference to “spouse” includes those persons who are married under state law, regardless of sex.
When We Can Cancel Your Deferred Annuity or Income Annuity
We may not cancel your Income Annuity.
We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 36 consecutive months and your Account Value is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we cancel a Deferred Annuity issued in New York, we will return the full Account Value. In all other cases, You will receive an amount equal to what You would have received if You had requested a total withdrawal of your Account Value. Early Withdrawal Charges may apply.
We may cancel your Non-Qualified Deferred Annuity for Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans and Section 457(e)(11) severance and death benefit plans if we do not receive any purchase payments from You for 12 consecutive months and your Account Value is less than $15,000. Certain Deferred Annuities do not contain these cancellation provisions.
At our option, we may cancel certain TSA and PEDC Deferred Annuities if we determine that changes to your retirement plan would cause MetLife to pay more interest than we anticipated or to make more frequent payments than we anticipated in connection with the Fixed Interest Account. We may also cancel these Deferred Annuities, as legally permitted, if your retirement plan terminates or no longer qualifies as a tax sheltered arrangement. Also, the employer and MetLife may each cancel the Deferred Annuity upon 90 days notice to the other party.
We will not terminate any Contract where we keep records of your account if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if your plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Account Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract. The tax law may also restrict payment of surrender proceeds to participants under certain employer retirement plans prior to reaching certain permissible triggering events.
FEDERAL TAX CONSIDERATIONS
Introduction
The following is a brief summary of some tax rules and includes information about different types of tax markets and benefits, not all of which may be available under the Contract, as applicable. It is not intended as tax advice. The Internal Revenue Code (“Code”) and the provisions of the Code that govern Deferred Annuities are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your MetLife annuity contract (“Contract”). Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.
When you invest in an annuity Contract, you usually do not pay taxes on your investment gains until you withdraw the money — generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (“ERISA”).
We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
Any Code reference to “spouse” includes those persons who enter into lawful marriages under state law, regardless of sex.
Non-Qualified Annuity Contracts
This discussion assumes the Contract is an annuity Contract for Federal income tax purposes that is not held in a tax qualified “plan” defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or governmental 457(b) plans. Deferred Annuities owned through such plans are referred to below as “qualified” contracts.
Accumulation
Generally, an owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract, until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payment or commutation. This deferral of taxation on accumulated value in the Contract, is limited to Deferred Annuities owned by or held for the benefit of “natural persons.” A Contract, will be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract, as an agent for the exclusive benefit of a natural person.
In contrast, a Contract, owned or not treated as held by a “natural person,” such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Contract, as applicable, in the year earned. Note that in this regard, an employer which is the owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees, or otherwise, is considered a non-natural owner and any annual increase in the Contract value will be subject to current income taxation.
Surrenders or Withdrawals — Early Distribution
If You take a withdrawal from your Contract, or surrender your Contract, prior to the date You commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount You receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax).
The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for “early” distribution if such withdrawal is taken prior to You reaching age 59 1∕2, unless an exception applies.
Exceptions include, but are not limited to, distributions made:
(a) on account of your death or disability,
(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of You and your designated beneficiary, or
(c) under certain immediate income annuities providing for substantially equal payments made at least annually.
If You receive systematic payments that You intend to qualify for the substantially equal periodic payments (“SEEP”) exception noted above, certain modifications (except due to death or disability) to your payment before age 59 1∕2 or within five years after beginning these payments, whichever is later, may result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract and additional withdrawals from the Contract. However, the SEEP exception may continue to apply to:
(1) a tax-free rollover, transfer or exchange to another eligible arrangement if the combined distributions from the old and new arrangements continue to satisfy the exception, and
(2) payments from annuities that otherwise satisfy the RMD rules.
You should consult your tax adviser about your particular situation.
For non-qualified Contracts, amounts received under the exercise of a partial withdrawal may be treated as taxable income. Exercise of a withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.
If your Contract, has been purchased with an Optional Two-Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax purchase payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (“IRS”) may consider that Contract, charges attributable to the guaranteed death benefits are to be treated as distributions from the Contract, to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits (where applicable)
If You have purchased any Guaranteed Withdrawal Benefit (“GWB”) where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Contract value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Contract value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Contract value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See “Taxation of Payments in Annuity Form” below.)

MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with Federal income tax rules and/or IRS guidance (whether formal or informal).
Aggregation
If You purchase two or more Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity Contract may be exchanged tax-free in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or “deemed” distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Contract, (your “gain”). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether these rules apply to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.
A transfer of ownership of the Contract or the designation of an Annuitant or other beneficiary who is not also the Contract owner, may result in income or gift tax consequences to the Contract owner. You should consult your tax adviser if You are considering such a transfer or assignment.
Death Benefits
The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the Contract must be distributed in accordance with Section 72(s) of the Code. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.
If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person. Naming a non-natural person, such as a trust or estate, as a designated beneficiary, may eliminate the ability to stretch the payment over an individual’s life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a non-qualified contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of death benefit features.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Contract owner.
For Deferred Annuities owned by a non-natural person, the required distribution rules apply upon the death or change in the primary Annuitant. If there is more than one Annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, owners of variable annuity non-qualified contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract such as the number of Portfolios available and the flexibility of the Contract owner to allocate purchase payments and transfer amounts among the Divisions have not been addressed. While we believe that the Contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract owner from being treated as the owner of the Separate Account assets supporting the Contract.
Taxation of Payments in Annuity Form
Payments received from the Contract in the form of an annuity are taxed differently depending on whether You select a fixed or variable payment option. For fixed annuity payments, payments are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The exclusion ratio is applied to each fixed annuity payment to determine the portion that is a non-taxable return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract, is fully recovered.
Variable annuity payments are expected to fluctuate and the amount You may receive is uncertain. Variable annuity payments are taxable as ordinary income to the extent they exceed the portion of each annuity payment that is determined to be a non-taxable return of your investment in the Contract. The non-taxable return of your investment in the Contract is determined by dividing the investment in the Contract (with adjustment) by the number of years over which it is anticipated the annuity will be paid. In general, your investment in the Contract is recovered pro-rata over the expected payment period.
We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater — or less — than the taxable amount determined by us and reported by us to You and the IRS.
Once You have recovered the investment in the Contract further annuity payments are fully taxable.

If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Start Date.
Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract or a long-term care contract as part of a tax-free exchange.
If the Contract allows, You may elect to convert less than the full value of your Contract, to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract or Deferred Annuity and the deferred portion. An exclusion ratio or excludable amount will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.
The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.
Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a Contract thus requiring payout of any remaining interest in the Contract within five years of a Contract owner’s death (or the primary annuitant’s death where the Contract owner is not a natural person) or over the designated beneficiary’s life (or over a period no longer than the beneficiary’s remaining life expectancy) with such payments beginning within 12 months of the date of death if a Contract owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of a Contract owner’s death (or of a primary annuitant’s death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Medicare tax on the lesser of:
(1) the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or governmental plans under 457(b)), but such income will increase modified adjusted gross income in Item 2 above.

You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident may be subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.
Qualified Annuity Contracts
Introduction
The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract, may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (“IRS”) may consider that Contract charges attributable to the guaranteed death benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the Contract will only accept a single purchase payment consisting of a transfer or rollover from another SIMPLE IRA.
For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If You meet certain requirements, your Roth account earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise (where permitted). The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits (where applicable)
If You have purchased the Lifetime Withdrawal Guarantee benefit (“LWG”), where otherwise made available, note the following:
In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Contract value.
If You have purchased any Guaranteed Withdrawal Benefit or LWG, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Contract value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Contract value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with Federal income tax rules and/or IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1∕2
A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for “early” distribution if taken prior to age 59 1∕2, unless an exception applies. The penalty rate is 25% for SIMPLE plan Deferred Annuities if the withdrawal occurs within the first 2 years of your participation in the plan.
These exceptions include but are not limited to withdrawals made:
(a) on account of your death or disability, or
(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or life expectancies) of You and your designated beneficiary and You are separated from employment.
If You receive systematic payments that You intend to qualify for the “substantially equal periodic payments” exception noted above, certain modifications (except due to death or disability) to your payment before age 59 1∕2 or within five years after beginning these payments, whichever is later, may result in the retroactive imposition of the 10% Federal income tax penalty with interest (25% for certain SIMPLE plan withdrawals). Such modifications may include but are not limited to additional purchase payments to the Contract and additional withdrawals from the Contract. However, the SEEP exception may continue to apply to:
(1) a tax-free rollover, transfer or exchange to another eligible arrangement if the combined distributions from the old and new arrangements continue to satisfy the exception, and
(2) payments from annuities that otherwise satisfy the RMD rules.
You should consult your tax adviser about your particular situation.
The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions to the Federal income tax penalty for early distributions may be applicable under certain circumstances and special rules may apply or may become applicable in connection with the exceptions enumerated above. You should consult with your tax advisor for further details.
Rollovers
Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).
Nevertheless, Contracts held in certain employer plans may be transferred in part pursuant to a QDRO.
Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. Federal tax law limits You to making only one 60-day rollover from an IRA to another IRA in any 12-month period and the limit is applied across all IRAs that You own, including SEP, SIMPLE, and Roth IRAs. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that You participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Generally, a distribution may be eligible for rollover, but certain types of distributions cannot be rolled over, such as distributions received:
(a) to meet minimum distribution requirements,
(b) for financial hardship, or
(c) for a period of ten or more years or for life.

20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the applicable withholding amount.
Death Benefits
The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
CONTRACTS ANNUITIZED ON OR BEFORE 12/20/19 AND DEATHS OCCURRING ON OR BEFORE 12/31/19
Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Start Date).
If You die on or after your Annuity Start Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If You die before your Annuity Start Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).
Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.
If the IRA is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Contract owner. If your Contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1∕2.
Your spouse may elect to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
CONTRACTS ANNUITIZED AFTER 12/20/19 AND DEATHS OCCURRING AFTER 12/31/19
Distributions required from a qualified Contract following Your death must be fully distributed to designated beneficiaries within ten (10) years after the date of death. This distribution period applies regardless of whether You die before, on, or after the Annuity Start Date. In addition, if Your death occurs on or after Your Annuity Start

Date, designated beneficiaries must also take an annual required minimum distribution beginning in the first calendar year after the calendar year of Your death. Separate rules apply to a designated beneficiary who is an Eligible Designated Beneficiary.
An Eligible Designated Beneficiary is an individual who, on the date of death, is:
(1) Your surviving spouse;
(2) Your child who has not yet reached the age of majority (as defined by federal tax law);
(3) a chronically ill individual as defined by the Code; or
(4) any other individual who is not more than ten (10) years younger than You.
An Eligible Designated Beneficiary may receive the remaining portion of the interest in the Contract over his/her life or life expectancy, beginning in the year following the year of death.
If your Contract permits, your Eligible Designated Beneficiary spouse may delay the start of these payments until December 31 of the year You would have reached your Required Beginning Date.
Following the death of an Eligible Designated Beneficiary, the remaining interest in the Contract must be distributed within ten (10) years. In addition, a child who is an Eligible Designated Beneficiary because he or she has not yet reached the age of majority must have the remaining interest in the Contract fully distributed within ten (10) years after reaching the age of majority.
Your spouse may elect to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
NON-DESIGNATED BENEFICIARIES
Distributions required from a qualified Contract following your death must generally be distributed to Non-designated beneficiaries (for example, charitable organizations or nonqualified trusts) within five (5) years of the date of death. However, if your death occurs after the Required Beginning Date, the benefits may be paid out to the non-designated beneficiary at least as rapidly as under the method of distribution being used as of the date of death.
Required Minimum Distributions
Generally, You must begin receiving amounts from your retirement plan by April 1st following the latter of:
(a) the calendar year in which You reach your Required Beginning Date (as defined by Section 401(a)(9) of the Code), or
(b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1st of the year after You reach your Required Beginning Date even if You have not retired.

Your required minimum distribution request must be in Good Order and payment must be processed by MetLife prior to the due date (generally the end of the calendar year or April 1st of the year following the year in which You reach your Required Beginning Date) in order to satisfy the requirement for the applicable tax year.
A Federal tax penalty may apply if the amount distributed to You for the tax year under any tax qualified plan (as defined earlier) is less than Your required minimum distribution amount.
You may not satisfy minimum distributions for one employer’s qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
Complex rules apply to the calculation of minimum distributions. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.
The regulations also require that the value of benefits under a Contract including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.
Required minimum distribution rules that apply to other types of retirement accounts while You are alive do not apply to Roth accounts. However, in general, the post-death rules with respect to required minimum distributions do apply to beneficiaries of Roth accounts.
Additional Information Regarding IRAs
Purchase Payments
Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. If You have compensation, you can continue to make purchase payments after beginning required minimum distributions if your Contract permits. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.
Roth IRA purchase payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits.
Withdrawals
If and to the extent that Traditional IRA purchase payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise (where permitted). The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1∕2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise (where permitted). The amount will be determined by the Code.
Conversion
Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits, including any death benefit in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Contract value at the date of conversion.
A conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA made on or after January 1, 2018 cannot be recharacterized. Please consult your tax adviser.
Additional Information regarding TSA (ERISA and non-ERISA) 403(b)
Special Rules Regarding Exchanges
In order to satisfy tax regulations, contract exchanges within a 403(b) plan must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a Participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.
Withdrawals
If You are under age 59 1∕2, You generally cannot withdraw money from your 403(b) Contract unless the withdrawal:
a) Relates to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;
b) Is exchanged to another permissible investment under your 403(b) plan;
c) Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if Your plan allows it;
d) Occurs after You die, leave Your job or become disabled (as defined by the Code);
e) Is for financial hardship (but only to the extent of elective deferrals), if Your plan allows it;
f) Relates to distributions attributable to certain 403(b) plan terminations, if the conditions of the Code are met;
g) Relates to rollover or after-tax contributions; or
h) Is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Other exceptions may apply or become applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Accordingly, if You are considering taking a withdrawal prior to age 59 1∕2, please consult your tax adviser to determine whether an exception applies to your particular situation.
Distinction for Puerto Rico Code
An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
A Puerto Rico qualified retirement plan trust, all of the participants of which are Puerto Rico residents may be exempted from income taxation pursuant to 2011 PR Code Section 1081.01 and Section 1022(i)(1) of ERISA as such trust will be treated for purposes of the Code Section 501(a) as a trust described in Code Section 401(a). If a variable annuity contract is acquired by said trust, the earnings accumulated or distributed under such contract or any income realized from the sale or exchange of the contract may not be subject to current income taxation due to the income tax exemption that the trust is entitled to. Whether a Puerto Rico retirement plan trust is qualified under 2011 PR Code Section 1081.01 depends on the facts and circumstances of each case. Each fiduciary of a Puerto Rico retirement plan should ascertain the qualified status of the retirement plan trust, and thus, that it enjoys the benefits of income tax exemption before investing in the variable annuity contract.

Contributions
The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions
Any amount received or made available to the employee under the qualified plan is generally includible in the gross income of the employee in the taxable year in which received or made available. However, lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from employment or termination of a retirement plan will generally be treated as ordinary income subject to a withholding tax rate of 20%.
A special rate of 10% may apply instead, if the plan satisfies the following requirements:
(1) the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) 10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants which are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three- year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico, bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, and must be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of a Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
Distributions of retirement income made to a Non-Resident of Puerto Rico by a dual qualified retirement plan (qualified under the U.S. Internal Revenue Code and the 2011 PR Code) funded through a U.S. situs trust will not be subject to Puerto Rico income tax. The State Taxation of Pension Act of 1995 appears to preempt the 2011 PR Code from the imposition of any income tax to distributions to individuals who are not residents of Puerto Rico even if such individuals performed services covered by a retirement plan in Puerto Rico while they were Puerto Rico residents. However, in order for such exemption to be available, the Puerto Rico Treasury requires the participant to submit to his/her employer either: (i) IRS Form 8898 (Statement for Individuals Who Begin or End Bona Fide Residence in a U.S. Possession); or (ii) a Sworn Statement including certain personal information directed to establish his/her residence in a State within the continental U.S.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
Rollover
Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account (IRA) for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations
In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
LEGAL PROCEEDINGS
In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

APPENDIX A — INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios currently available. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/tahd/MET000209. You can also request this information at no cost by calling (800) 560-5001, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios, as described below. If your annuity was issued in connection with an employer plan, you should check with your employer as to which Portfolios are available under your Contract.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Small Capitalization Fund* - Class 2 Capital Research and Management CompanySM	0.90%	2.33%	3.01%	5.81%
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.59%	31.61%	18.83%	16.58%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.53%	24.23%	13.01%	12.20%
US Fixed Income	American Funds The Bond Fund of America* - Class 2 Capital Research and Management CompanySM	0.48%	1.16%	0.32%	1.67%
Allocation	American Funds® Aggressive Allocation Portfolio - Class C (formerly known as American Funds® Growth Allocation Portfolio - Class C) Brighthouse Investment Advisers, LLC	0.99%	14.57%	8.76%	8.81%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.96%	11.60%	7.00%	7.21%
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.94%	9.12%	5.44%	5.78%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.73%	4.62%	2.16%	5.53%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	1.51%	-0.05%	1.66%
A-1

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	BlackRock Capital Appreciation Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.71%	31.81%	15.83%	14.90%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.73%	13.65%	9.24%	9.02%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class A Brighthouse Investment Advisers, LLC	0.66%	4.21%	2.36%	3.25%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.65%	6.13%	4.02%	4.70%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.66%	8.28%	5.83%	6.23%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.69%	11.09%	7.62%	7.72%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.77%	4.97%	7.95%	7.06%
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.73%	4.69%	1.52%	1.64%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	13.86%	8.40%	8.39%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	8.61%	8.97%	10.16%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.54%	21.69%	13.51%	12.46%
Allocation	Calvert VP SRI Balanced Portfolio - Class I Calvert Research and Management	0.64%	19.61%	9.41%	8.41%
US Equity	Calvert VP SRI Mid Cap Portfolio* - Calvert Research and Management	0.99%	10.22%	5.04%	6.40%
Sector	CBRE Global Real Estate Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.80%	0.50%	1.72%	3.23%
A-2

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Equity-Income Portfolio - Initial Class Fidelity Management & Research Company LLC	0.47%	15.35%	10.08%	9.21%
Target Date	Freedom 2020 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.71%	7.40%	4.89%	5.76%
Target Date	Freedom 2025 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.73%	8.28%	5.52%	6.27%
Target Date	Freedom 2030 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.76%	9.14%	6.25%	7.03%
Target Date	Freedom 2035 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.80%	10.77%	7.56%	8.01%
Target Date	Freedom 2040 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.84%	12.81%	8.83%	8.68%
Target Date	Freedom 2045 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	13.54%	9.06%	8.80%
Target Date	Freedom 2050 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	13.55%	9.06%	8.79%
Target Date	Freedom 2055 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	13.61%	9.07%	—
Target Date	Freedom 2060 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	13.53%	9.08%	—
Target Date	Freedom 2065 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.87%	13.61%	9.07%	—
Target Date	Freedom 2070 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	0.00%	—	—
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.69%	17.77%	8.56%	9.91%
US Equity	Growth Portfolio - Initial Class Fidelity Management & Research Company LLC	0.56%	30.39%	18.93%	16.63%
International Equity	Harris Oakmark International Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.87%	-4.90%	1.68%	3.37%
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	16.42%	9.71%	10.10%
US Equity	Invesco Small Cap Growth Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.97%	16.37%	7.32%	8.31%
US Fixed Income	Investment Grade Bond Portfolio - Initial Class Fidelity Management & Research Company LLC	0.38%	1.79%	0.46%	1.93%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	30.28%	17.53%	16.37%
Allocation	Loomis Sayles Global Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.04%	12.30%	6.66%	8.07%
A-3

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	34.47%	18.33%	12.15%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.90%	11.74%	8.79%	8.70%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.88%	14.88%	7.92%	9.87%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	0.89%	-0.61%	1.09%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	13.59%	10.04%	9.41%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.38%	3.32%	4.47%	5.04%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.31%	11.29%	7.27%	7.78%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	24.67%	14.23%	12.82%
International Equity	MFS® Research International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.64%	3.17%	4.12%	5.49%
Allocation	MFS® Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.62%	7.78%	6.16%	6.51%
US Equity	MFS® Value Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.73%	11.72%	8.06%	8.72%
US Equity	MFS® Value Portfolio*§ - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	11.91%	8.23%	8.89%
A-4

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.66%	39.34%	10.89%	12.29%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	9.10%	8.58%	9.70%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.96%	2.33%	1.96%	2.10%
US Fixed Income	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.59%	2.73%	0.11%	1.68%
Allocation	SSGA Growth and Income ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.63%	10.98%	6.00%	6.08%
Allocation	SSGA Growth ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.65%	12.78%	7.52%	7.26%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.56%	30.31%	13.40%	13.89%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. is the subadviser T. Rowe Price Investment Management, Inc. is the sub-subadviser	0.69%	9.59%	7.91%	10.38%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.51%	13.47%	8.32%	10.10%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.60%	10.10%	11.03%	8.59%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.56%	4.88%	1.01%	2.95%
A-5

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.50%	2.34%	0.24%	1.19%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
§
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Index Selector: If You elect the Index Selector You are limited to allocating your purchase payments and Account Balance among the following funding options and the Fixed Interest Account:
MetLife Aggregate Bond Index
MetLife Stock Index
MetLife MSCI EAFE Index
MetLife Russell 2000 Index
MetLife Mid Cap Stock Index
The Equity Generator® and The Equalizer (SM): In addition to the Fixed Account these Automated Strategies may also use the:
MetLife Stock Index Division
Frontier Mid Cap Growth Division
Fixed Option
The following is information on the Fixed Interest Account currently available under the Contract. We reserve the right to restrict purchase payments and transfers to the Fixed Interest Account when the yield on investments is not expected to support the Minimum Guaranteed Interest Rate. We will provide you with written notice before doing so.
Name	Term	Minimum Guaranteed Interest Rate*
Fixed Interest Account	Initial Interest Rate Term: begins on each calendar quarter and will be credited from the date amounts are allocated to the Fixed Interest Account until the last day of the same calendar quarter of the following year. Renewal Rate Term: 12 months.	3%
*
The Minimum Guaranteed Interest Rate Varies by Contract and may be higher than the minimum guaranteed interest rate shown. Check your Contract for the Minimum Guaranteed Interest Rate that applies to your Fixed Interest Account Option.
A-6

APPENDIX B — What You Need To Know If You Are A Texas Optional Retirement Program Participant
If You are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state’s matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.
B-1

This Prospectus incorporates by reference all of the information contained in the Statement of Additional Information (SAI), which is legally part of this Prospectus.
The SAI includes additional information about the Contracts and the Separate Account. The SAI is available, without charge, upon request. To view and download the SAI, please visit our website dfinview.com/metlife/tahd/MET000209. To request a free copy of the SAI or to ask questions, email RCG@metlife.com or write to our Administrative Office or call (800) 560-5001.
Reports and other information about the Separate Account are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Managing your variable annuity contract just got easier. We’re excited to share our enhanced website with you. Login or register today at online.metlife.com and enjoy a more convenient way to manage your contract and sign-up for eDelivery!
EDGAR ID: C000003501

April 28, 2025
Financial Freedom Account Variable Annuity Contracts
Issued by Metropolitan Life Separate Account E of Metropolitan Life Insurance Company
This Prospectus describes group Financial Freedom Account Contracts for flexible contribution deferred variable annuities (“Deferred Annuities”) and Financial Freedom immediate variable income annuities (“Income Annuities”) (the Deferred Annuities and Income Annuities are also referred to herein as the “Contract”) issued by Metropolitan Life Insurance Company (“Metropolitan Life”, “MetLife”, “we”, “our”, “us” or the “Company”). We no longer offer the Deferred Annuities and Income Annuities, although we may issue new certificates to participants in group arrangements in certain tax markets.
You decide how to allocate your money among the various available investment choices. Your choices may include the Fixed Interest Account/Fixed Income Option and Divisions (Divisions may be referred to as “Investment Divisions” in the Contract and marketing materials) available through Metropolitan Life Separate Account E which, in turn, invest in the Portfolios, which include equity, income, asset allocation and sector fund types as described in Appendix A. If your annuity was issued in connection with an employer plan, you should check with your employer as to which Portfolios are available under your Contract. For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.
How to learn more:
Before investing, read this Prospectus. The Prospectus contains information about the Contracts and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals can result in surrender charges, taxes, and tax penalties, if applicable.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense. We do not guarantee how any of the Divisions or Portfolios will perform. Interests in the Separate Account, the Portfolios and the Fixed Interest Account are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency or entity or person. MetLife’s obligations under the Contract are subject to its financial strength and claims-paying ability.
The Contracts are not intended to be offered anywhere that they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Contracts other than the information in this Prospectus, supplements to the Prospectus or any sales material we authorize.

2

3

IMPORTANT TERMS YOU SHOULD KNOW
Account Value, Account Balance or Contract value —  When You purchase a Deferred Annuity, an account is set up for You. Your Account Value (also referred to as Account Balance or Contract value) is the total amount of money in your Deferred Annuity including money in the Divisions of the Separate Account and the Fixed Interest Account.
Accumulation Unit Value — With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios. In addition to the investment performance of the Portfolios, the deduction of the Separate Account charge also affects a Division's Accumulation Unit Value.
Administrative Office — Our Administrative Office varies based on the type of service request or transaction that you are making. The most recent correspondence or quarterly statement sent to you will have the address and telephone number that you can use to contact us for specific transactions and requests. We will notify you if there are changes to this information.
Annuitant – The natural person whose life is the measure for determining the duration and the dollar amount of income payments, sometimes referred to as the measuring life.
Annuity Unit Value — With a variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios, the experience factor for the current valuation period, the daily AIR and the Separate Account charge.
Assumed Investment Return (AIR) — Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.
Beneficiary – The person or persons who receive a benefit, including continuing payments or a lump sum payment, in the event the Contract Owner or the Annuitant, as applicable, dies.
Contract — A Contract is the legal agreement between You and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. The Contract contains relevant provisions of your Deferred Annuity or Income Annuity.
Contract Year — Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to fifteen months after the Deferred Annuity is issued.
Deferred Annuity — An annuity where the pay-out phase begins after 12 months of the date the Contract is issued.
4

Divisions — Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your Account Balance to a Division, the Division purchases shares of a Portfolio (with the same name).
Early Withdrawal Charge or Withdrawal Charge  —  The Early Withdrawal Charge is a charge that may apply if You withdraw amounts from the Fixed Interest Account that were allocated to the Fixed Interest Account less than 8 years before the date of the withdrawal. This charge is often referred to as a deferred sales load or back-end sales load.
Exchange — In this Prospectus, the New York Stock Exchange is referred to as the “Exchange.”
Free Look — You may cancel your Contract within a certain time period. This is known as a “free look.” We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Interest Account, if applicable) or (ii) your Account Value as of the date your refund request is received at our Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).
Good Order — A request or transaction generally is considered in “Good Order” if it complies with our administrative procedures, and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone, facsimile (also referred to as “fax”), email or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative (where applicable) before submitting the form or request.
Income Annuity — An annuity where the pay-out phase begins within 12 months after the date the Contract is issued.
MetLife — MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as the “Company,” “we,” “us” or “our.”
Pay-out Options/Income Options — These are options that You may elect when You convert your Contract into a regular stream of income after your “pay-in” or “accumulation” phase. The pay-out phase is often referred to as either “annuitizing” your Contract or taking an income annuity.
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Separate Account — Metropolitan Life Separate Account E (“Separate Account”) is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.
Variable Annuity — An annuity with respect to which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.
You — In this Prospectus, depending on the context, “You” may mean either the owner of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity or the participant or annuitant under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for annuities funding certain 403(a), 401(k) and 401(a) plans and Tax Sheltered Annuities (“TSAs”) under which the employer retains certain rights, “You” means the trustee or employer. Under annuities funding certain 403(a), 401(k), 401(a) plans and TSAs where the participant or annuitant is allowed to choose among investment choices, “You” means the participant or annuitant who is giving us instructions about the investment choices. In connection with a 403(b) plan termination, as of the date of the Contract or cash distribution under such distribution, "You" means the participant who has received such Contract or cash distribution. The terms “TSA” and “403(b)” are synonymous wherever they appear in this Prospectus and Statement of Additional Information.
6

OVERVIEW OF THE CONTRACT
Purpose
The Contract is designed to provide long-term accumulation of assets through investments in a variety of investment options during the accumulation phase. It can supplement your retirement income by providing a stream of income payments during the payout phase. It also offers death benefits to protect your designated beneficiaries and favorable tax treatment of insurance proceeds. This Contract may be appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Portfolios.
Phases of the Contract
Your Deferred Annuity has two phases: 1) an accumulation or “pay-in” phase; and 2) an income or “pay-out” phase.
1)
Accumulation (Pay-in) Phase
To help You accumulate assets, You can invest your purchase payments in:
●
Portfolios (mutual funds), each of which has its own investment strategies, investment advisers, expense ratios, and returns; and
●
a Fixed Interest Account option, which offers a guaranteed interest rate during a selected period.
Additional information about each Portfolio including its fund type, advisers and any subadvisers as well as current expenses and certain performance information is included in Appendix A.
2)
Income (Pay-out) Phase
You can elect to annuitize your Contract and turn your Account Value into a stream of income payments (sometimes called annuity payments) from MetLife, at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the investment options you select.
Please note that if you annuitize, your investments will be converted to income payments and you may no longer be able to choose to withdraw money at will from your Contract. All benefits (including the death benefit) terminate upon annuitization.
Contract Features
Contract classes. The Contract has a single contract class with an Early Withdrawal Charge applicable to each amount allocated to the Fixed Interest Account less than 8 years before the date of the withdrawal.
Accessing your money. Until you annuitize, you have full access to your money. You can choose to withdraw your Contract value at any time (although if you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2).
Tax treatment. You can transfer money between investment options without tax implications. You are taxed only when: (1) you make a withdrawal; (2) you receive an income payment from the Contract; or (3) upon payment of a death benefit.
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Death benefit. Your Contract includes a basic death benefit that will pay your designated beneficiaries a benefit at the time of your death.
Automated investment strategies. At no additional charge, there is one automated investment strategy available to You to help you manage your money based on your risk tolerance and savings goals. If you terminate your participation in the automated investment strategy which has allocations to specific Divisions, You will remain invested in the same Divisions until You request allocations to different Divisions.
Systematic withdrawals. The Systematic Withdrawal feature available under certain Contracts allows the Contract Owner to have a portion of the Account Value withdrawn automatically at regularly scheduled intervals prior to annuitization.
Loans. We may administer loan programs made available through Plans or group arrangements for certain Deferred Annuities. Loans will incur a $75 loan initiation fee and a $50 annual maintenance fee per loan outstanding.
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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
FEES, EXPENSES, AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes. Withdrawal charges are calculated as a percentage of amounts allocated to the Fixed Interest Account during the pay-in phase. A
Withdrawal Charge of up to 7.00% may be assessed on any amounts withdrawn from the Fixed Interest Account that were allocated to the Fixed Interest Account less than 8 years before the date of the withdrawal.
For example, if you allocate $100,000 to the Fixed Interest Account and withdraw that money during the first year that it is allocated to the Fixed Interest Account, you will pay a Withdrawal Charge of
$7,000.
Fees
Are There Transaction Charges?	Yes. Loans will be charged an initial set-up fee and a loan maintenance fee. The Loan Initiation Fee is $75. The Loan Maintenance Fee is $50.	Fees
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	0.95%(1)	0.95%(1)
	Investment options (Portfolio fees and expenses)	0.25%(2)	1.10%(2)
(1)
As a percentage of your Account Balance in the Separate
Account.
(2)
As a percentage of average daily net assets of the Portfolio.
Because your Contract is customizable, the choices you make
affect how much you will pay. To help understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
This estimate assumes that you do not take withdrawals from
the Contract, which could add contingent deferred sales
charges that substantially increase costs.

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FEES, EXPENSES, AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Lowest Annual Cost:	Highest Annual Cost:
$1,128	$1,821
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Portfolio fees and expenses
●No optional benefits
●No sales charges
●No additional purchase
payments, transfers or
withdrawals
Assumes: ●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of Portfolio fees and expenses ●No sales charges ●No additional purchase payments, transfers or withdrawals
	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
●Amounts withdrawn from the Contract may result in surrender charges, tax and tax penalties.
●An Early Withdrawal Charge may apply if You withdraw amounts from the Fixed Interest Account that were allocated to the Fixed
Interest Account less than 8 years before the date of the
withdrawal. Withdrawal charges will reduce the value of your
Contract if you withdraw money during that time.
●The benefits of tax deferral means that the Contract is more beneficial to investors with a long time horizon.
●Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them. You may also have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
●Each investment option (including any Fixed Interest Account investment option) will have its own unique risks.
●You should review these investment options before making an investment decision.
●Subject to certain limitations, if you Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract.
Principal Risks of Investing in the Contract
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RISKS	LOCATION IN PROSPECTUS
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Interest
Account), guarantees, or benefits, including any death benefit, are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request or by visiting https://www.metlife.com/about-us/
corporate-profile/ratings.
Principal Risks of Investing in the Contract
	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Yes. We do not charge a fee for transfers of Account Value among
Divisions or between the Divisions and the Fixed Interest Account.
Some benefits impose restrictions and limitations on your choice of
Portfolios. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain Portfolios. This means your opportunity for investment gains may be limited. We may change these restrictions in the future. We reserve the right to add, remove or substitute Portfolios.
The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we
determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.
Transfers
	TAXES	LOCATION IN PROSPECTUS
What are the Contract's Tax Implications?
●You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
●There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account
(IRA).
●If your Contract was purchased through a tax-qualified plan or
IRA, withdrawals will be subject to ordinary income tax. If your
Contract is not tax-qualified, earnings on your Contract will be subject to ordinary income tax when You withdraw them. You may also have to pay a penalty if You take a withdrawal before age
59 1∕2.
Federal Tax Considerations
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because
MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Certain Payments We Receive with Regard to the Portfolios
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	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing
Contract.
Transfers
FEES
The following tables describe the fees and expenses You will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer Account Value between investment options. State premium taxes may also be deducted.
Transaction Fees
Withdrawal Charge(1) (as a percentage of amounts withdrawn from the Fixed Interest Account during the pay-in phase)	7%
Loan Initiation Fee(2)	$ 75(2)
Premium Tax Charges(3)	3.50%
1
An Early Withdrawal Charge of up to 7% may be imposed on withdrawals made from amounts allocated to the Fixed Interest Account. The Early Withdrawal Charges imposed depends on the Plan in which You participate. Please refer to your Certificate for the Withdrawal Charges that would apply to you. No Early Withdrawal Charge is imposed on withdrawals from the Divisions of the Separate Account.
2
This fee may be waived for certain groups.
3
Premium taxes, if applicable, depend on the Contract you purchased and state and range from 0% to 3.50% of Account Value (or, if applicable, purchase payments).
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses).
Annual Contract Expenses
Base Contract Expenses(1) (as a percentage of your average Account Value in the Separate Account)	0.95%
Annual Loan Maintenance Fee (per loan outstanding)(2)	$50
1
Pursuant to the terms of the Contract, our total Base Contract Expenses will not exceed 0.95% of your average balance in the Divisions.
2
The fee may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.
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The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Expenses may change over time and may be higher or lower in the future. A complete list of Portfolios available under the Contract, including their annual expenses, may be found in “Appendix A-Investment Options Available Under the Contract” at the back of this Prospectus.
Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of daily net assets) Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.25%	1.10%
Example
This example is intended to help You compare the cost of investing in the Divisions with the cost of investing in other variable annuity contracts. These costs include the Transaction Fees, the Annual Contract Expenses and the Annual Portfolio Company Expenses.
This example assumes all Account Value is allocated to the Divisions. Your costs could differ from those shown below if you invest in the Fixed Interest Account. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $100,000 investment in the Separate Account of the Contract for the time periods indicated. Your actual costs may be higher or lower.
Assumptions:
●
You bear the Minimum or Maximum Annual Portfolio Company Expenses (without reimbursement and/or waiver of expenses);
●
There is a maximum Separate Account charge of 0.95%; and
●
The underlying Portfolio earns a 5% annual return.
Based on these assumptions, your charges would be:
	1 Year	3 Years	5 Years	10 Years
If you annuitize or do not surrender your Contract at the end of the applicable time period
Maximum	$2,050	$6,334	$10,874	$23,450
Minimum	$1,200	$3,739	$6,475	$14,276
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Investing in the Contracts involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this Prospectus.
Market Risk. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal.
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Early Withdrawal Risk. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2. An Early Withdrawal Charge of up to 7% may apply to any amounts allocated to the Fixed Interest Account less than 8 years before the date of the withdrawal. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral also mean that the Contract is more beneficial to investors with a long time horizon.
Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios). Each investment option (including the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolios You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus.
Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Deferred Annuity.
Insurance Company Risk. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits, including any death benefit are subject to the financial strength and claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
Contract Changes Risk. Subject to applicable law, we have the right to make certain changes to your Contract. Examples of the changes we may make include: (i) operating the Separate Account in any form permitted by law; (ii) taking any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted; (iii) transferring any assets in a Division to another Division, or to one or more Separate Accounts, or to our general account, or adding, combining or removing Divisions in the Separate Account; (iv) substituting Portfolio shares in any Division, with the shares of another class of Brighthouse Trust I, Brighthouse Trust II, or the shares of another investment company or any other investment permitted by law; (v) changing the way we assess charges, but without increasing the maximum aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Contracts; and (vi) making any necessary technical changes in the Contracts in order to conform with any of the above-described actions.
Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
14

Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan. Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract.
Taxation Risk. Although the provisions of the Internal Revenue Code (the “Code”) relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult its own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged.
Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
Pandemics and Other Public Health Issues and Other Events. Pandemics and other public health issues or other events, and governmental, business, and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, hail, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.
Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
METLIFE
Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a general account portfolio invested primarily in fixed income securities (corporate, structured products, municipals, and government
15

and agency) and mortgage loans, as well as real estate, real estate joint ventures, other limited partnerships and equity securities. Metropolitan Life Insurance Company was incorporated under the laws of New York in 1868. The Company’s office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. Obligations to Contract Owners and Beneficiaries that arise under the Contract are obligations of MetLife and MetLife is obligated to pay all amounts promised to you under the Contract, subject to its financial strength and claims-paying ability.
METROPOLITAN LIFE SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Financial Freedom Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the contracts issued from this Separate Account. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities − such as death benefits and income payments − even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments and are not guaranteed by our parent company, MetLife, Inc., or by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment manager to certain of the Portfolios offered with the Contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While MetLife does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (“CEA”), and is not subject to registration or regulation as a pool operator under the CEA.
VARIABLE ANNUITIES
There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. This Prospectus describes all material features of the Contract. These annuities are “variable” because the value of your account or the amount of each income payment varies based on the investment performance of the Divisions You choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will
16

depend on the Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Division rises or falls based on the investment performance (or “experience”) of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.
The Fixed Interest Account
The Deferred Annuities have a fixed interest rate option called the “Fixed Interest Account.” The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). The interest rate for each amount allocated to the Fixed Interest Account is set by us in advance on the beginning of each calendar quarter (January 1, April 1, etc.). The declared interest rate in effect when an allocation to the Fixed Interest Account is made will be credited from the date it is received until the last day of the same calendar quarter of the following year, at which time a renewal rate will be set. Thereafter, each year a renewal rate will apply to that amount plus the interest previously credited to that amount, as long as the amounts remain in the Fixed Interest Account. The renewal rate will be set by us in advance and will apply for 12 months. Interest will be credited to the Fixed Interest Account on a daily basis. Subject to our transfer rules, you may transfer money into and out of the Fixed Interest Account. For information regarding current interest rates, you may contact our Administrative Office. Information about the Fixed Interest Account, including its name, its term and its minimum guaranteed interest rate is available in Appendix A —  Investment Options Available Under the Deferred Annuity — Fixed Option. Your registered representative can tell you the current and minimum interest rates that apply.
Because of exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered under the Securities Act of 1933 (the “1933 Act”), and neither the Fixed Interest Account nor our general account has been registered as an investment company under the 1940 Act. The Fixed Interest Account and our general account are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the “Fixed Income Option.” Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Interest Account, interest credited to the Fixed Interest Account, and fixed annuity payments are subject to our financial strength and claims-paying ability.
Deferred Annuities
This Prospectus describes the following Deferred Annuities under which You can accumulate money:
Financial Freedom Account:
●
TSA (Tax Sheltered Annuity)
●
403(a)(Qualified annuity plans under Section 403(a))
●
401(a) annuity
●
401(k) annuity
These Deferred Annuities are issued to a group. You are then a participant under the group’s Deferred Annuity. Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:
●
Allocated (your Account Value records are kept for You as an individual); or
17

●
Unallocated (Account Value records are kept for a plan or group as a whole).
The Deferred Annuity and Your Retirement Plan
If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan’s terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Value. Also, the Deferred Annuity may require that You or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. We may rely on your employer’s or plan administrator’s statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer’s retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix B for specific information which applies to You.
Non-Natural Persons as Owners or Beneficiaries. Naming a non-natural person, such as a trust or estate, as a beneficiary under the Deferred Annuity will generally, eliminate the beneficiary’s ability to “stretch” or a spousal beneficiary’s ability to continue the Deferred Annuity and the death benefit. Generally, Contracts owned by a non-natural person such as a corporation or certain other legal entities (other than a trust or other entity that holds the Contract as agent for a natural person) do not receive tax deferral on earnings. Therefore, there should be reasons other than tax deferral for acquiring the Contract by a corporation or certain other legal entities.
A Deferred Annuity consists of two phases: the accumulation or “pay-in” phase and the income or “pay-out” phase. The pay-out phase begins when You either take all of your money out of the account or You elect income payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are “annuities.”
Plan Terminations
Upon termination of a retirement plan, your employer is generally required to distribute your plan benefits under the Contract to You.
This distribution is in cash or direct rollover to another employer sponsored plan or IRA. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable Early Withdrawal Charges. Outstanding loans, if available will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition, your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties (See “Federal Tax Considerations”). Early Withdrawal Charges will be waived if the net distribution is made under the exceptions listed in the “Early Withdrawal Charges from the Fixed Interest Account” section of the prospectus.
Replacements of Annuity Contracts
Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing annuity contract. You should replace an existing contract only when You determine that the Deferred Annuity is better for You. You may have to pay a withdrawal charge on your existing contract, and the Deferred Annuity may impose a new withdrawal
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charge period. Before You buy a Deferred Annuity ask your registered representative if purchasing a Deferred Annuity would be advantageous, given the Deferred Annuity’s features, benefits and charges. You should talk to your tax adviser to make sure that this purchase will qualify as a tax-free exchange. If You surrender your existing contract for cash and then buy the Deferred Annuity, You may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Deferred Annuity may be delayed.
We no longer make this Deferred Annuity available, however, current Contract Owners may continue to make additional purchase payments, and new participants may enroll under any issued group Contract.
An Income Annuity
An Income Annuity, also known as an immediate annuity, only has a “pay-out” phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments You receive will depend on such things as the income payment type You choose, your investment choices and the amount of your purchase payment.
The Income Annuities are no longer available.
PORTFOLIOS
Account Value allocated to a Division will vary based on the investment experience of the corresponding Portfolio in which the Division invests. There is a risk of loss of the entire amount invested. Information regarding the Portfolio investments available under your Contract, including each Portfolio’s (i) name;(ii) type (e.g., money market fund, bond fund, balanced fund, etc.); (iii) investment adviser and any sub-investment adviser; (iv) current expenses; and (v) performance is available in Appendix A to this Prospectus.
Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio’s investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by going on line to https://dfinview.com/metlife/tahd/MET000210, calling (800) 560-5001 or through your registered representative. We do not guarantee the investment results of the Portfolios.
Portfolios Which Are Fund of Funds
The following Portfolios available within Brighthouse Trust I, Brighthouse Trust II, and Fidelity VIP Funds are “fund of funds”:
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Aggressive Allocation Portfolio
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American Funds® Moderate Allocation Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio
Freedom 2020 Portfolio
Freedom 2025 Portfolio
Freedom 2030 Portfolio
Freedom 2035 Portfolio
Freedom 2040 Portfolio
Freedom 2045 Portfolio
Freedom 2050 Portfolio
Freedom 2055 Portfolio
Freedom 2060 Portfolio
Freedom 2065 Portfolio
Freedom 2070 Portfolio
“Fund of funds” Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds (“Underlying ETFs”). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.
Additional Information About the Portfolios
Some of the investment choices may not be available under the terms of your Contract. The Contract or other correspondence we provide You will indicate the Divisions that are available to You. Your investment choices may be limited because:
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Your employer, association or other group contract holder limits the available Divisions.
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We have restricted the available Divisions.
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Some of the Divisions are not approved in your state.
The Divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity® VIP Funds or the American Funds®, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account’s purchase or sale of these mutual fund shares. The Portfolios of Brighthouse Trust I, Brighthouse Trust II, Calvert Fund, Fidelity® VIP Funds and American Funds® are made available only through various insurance company annuities and life insurance policies.
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Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity® VIP Funds and American Funds® are each a “series” type fund registered with the SEC as an “open-end management investment company” under the 1940 Act. A “series” fund means that each Portfolio is one of several available through the fund.
The Portfolios of Brighthouse Trust I and Brighthouse Trust II pay Brighthouse Investment Advisers, LLC a monthly fee for its services as their investment manager. The Portfolios of the American Funds® pay Capital Research and Management Company a monthly fee for its services as their investment manager. The Portfolios of the Calvert Fund pay Calvert Asset Management Company, Inc. a monthly fee for its services as their investment manager. Similarly, the Portfolios of the Fidelity® VIP Funds pay Fidelity Management & Research Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and Statement of Additional Information (“SAI”) for Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity® VIP Funds and American Funds®.
Certain Payments We Receive with Regard to the Portfolios
An investment manager or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company’s role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts. Underlying investment managers or sub-investment managers may have an incentive to promote their underlying funds at these sales meetings and thereby receive greater compensation based on assets under management.
As of December 31, 2024, approximately 86% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and certain of our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II, whereby we receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by MetLife and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.
Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio’s 12b-1 Plan, if any, is described in more detail in each Portfolio’s prospectus. (See the “Table of Expenses” and “Who Sells the
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Deferred Annuities and Income Annuities.”) Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company (“MLIDC”). Payments under a Portfolio’s 12b-1 Plan decrease the Portfolio’s investment return.
Portfolio Selection
We select the Portfolios offered through the Contracts based on a number of criteria, including asset class coverage, the strength of the investment manager’s or sub-investment manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Other factors we consider during the selection process are whether the Portfolio’s investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment manager are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised or sub-advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised or sub-advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Value of your Contract resulting from the performance of the Portfolios You have chosen.
Automated Investment Strategies
There is one automated investment strategy available to You for Financial Freedom Deferred Annuities. We created this investment strategy to help You manage your money. You decide if it is appropriate for You based upon your risk tolerance and savings goals. This investment strategy is available to You without any additional charges. As with any investment program, no strategy can guarantee a gain — You can lose money. We may modify or terminate the strategy at any time. You may not have a strategy in in effect while You also have an outstanding loan. Your employer, association or other group contract holder may limit the availability of any investment strategy.
The Equity Generator®: An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division, based on your selection. If your Fixed Interest Account Value at the time of a scheduled transfer is zero, this strategy is automatically discontinued. There is no additional charge for electing the Equity Generator. For example, if you elected the Equity Generator and $1,000 of interest was credited to your account each month, then the $1,000 of interest would be transferred from the fixed interest account to the specified Division every month for a 12 month period.
Certain administrative platforms may allow an amount equal to the interest earned in the Fixed Interest Account to be transferred quarterly to the MetLife Stock Index Division.
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As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and You never request allocation changes or transfers, You will not pay more in Early Withdrawal Charges than your Contract earns. Early Withdrawal Charges may be taken from any of your earnings in the Fixed Interest Account.
The Equity Generator® is a dollar cost averaging strategy. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You wish to continue the strategy through periods of fluctuating prices.
We will terminate all transactions under the automated investment strategy, upon notification of your death.
PURCHASE PAYMENTS
There is no minimum purchase payment requirement. We can reject any purchase payment for any reason.
Unless limited by tax law, You may continue to make purchase payments while You receive Systematic Withdrawal Program payments unless your purchase payments are made through automatic payroll deduction, salary reduction or salary deduction.
Subject to your plan's rules, You may make purchase payments to your Deferred Annuity whenever You choose, up to the date You begin receiving payments from a pay-out option.
In the case of TSA Deferred Annuity money being transferred from a fixed account of another insurance company where You did not have access to your money because the company was being rehabilitated or liquidated, we may add additional money to the amount transferred to us to reflect the earlier lack of access.
We will not issue the Deferred Annuity to You if You are age 80 or older or younger than age 18. We will not accept your purchase payments if You are age 90 or older.
Purchase Payments — Section 403(b) Plans
The Internal Revenue Service (“IRS”) announced regulations affecting Section 403(b) plans and arrangements which were generally effective January 1, 2009. As part of these regulations, employers will need to meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under Section 403(b) under certain conditions (so-called “90-24 transfers”).
The regulations have the following effect regarding transfers: (1) an issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this employer requirement.
In consideration of these regulations, we have determined only to make available the Contract for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract.
If your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into your Contract, we urge You to consult with your tax adviser prior to making additional purchase payments.
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Allocation of Purchase Payments
You decide how your money is allocated among the Fixed Interest Account and the Divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request. Allocation of all purchase payments must be in whole dollar amounts or in full percentages. For example, you may not allocate 33 1∕3% of your purchase payment to any Division.
If You choose to make an allocation to the asset allocation Divisions with your initial purchase payment, 100% of your allocation to the investment choices must be to only one of the asset allocation Divisions. After the initial purchase payment has been made, You may allocate subsequent purchase payments or make transfers from any asset allocation Division to any investment choice or to one or more of the asset allocation Divisions. We reserve the right to make certain changes to the Divisions.
Limits on Purchase Payments
Your ability to make purchase payments may be limited by:
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Federal tax laws;
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Our right to limit the total of your purchase payments to $500,000 or $1,000,000, depending on the tax market in which the Contract is sold. We may change the maximum by telling You in writing at least 90 days in advance;
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Regulatory requirements. For example, if You reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after You have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to You after You turn age 60; or after You turn age 63, if the Deferred Annuity was issued before You were age 61;
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Retirement, for certain Deferred Annuities. You may no longer make purchase payments if You retire;
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Leaving your job; and
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Receiving systematic termination payments (as described later).
The Value of Your Investment
We use the term “experience factor” to describe the investment performance for Division. We calculate Accumulation Unit Values once a day on every day the Exchange is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the “Valuation Period.” We have the right to change the basis for the Valuation Period, on 30 days’ notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the valuation period which is the daily equivalent of the Separate Account charge.
Accumulation Units are credited to You when You make purchase payments or transfers into a Division. When You withdraw or transfer money from a Division, Accumulation Units are liquidated. We determine the number of
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Accumulation Units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.
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This is how we calculate the Accumulation Unit Value for each Division:
Step 1: First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;
Step 2: Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and
Step 3: Finally, we multiply the previous Accumulation Unit Value by this result.
Examples
Calculating the Number of Accumulation Units
Assume You make a purchase payment of $500 into one Division and that Division’s Accumulation Unit Value is currently $10.00. You would be credited with 50 Accumulation Units.
$500	=	50 Accumulation Units
$10
Calculating the Accumulation Unit Value
Assume yesterday’s Accumulation Unit Value was $10.00 and the number we calculate for today’s investment experience (minus charges) for an underlying Portfolio is 1.05 (Step 1 and Step 2 described above). Today’s Accumulation Unit Value is $10.50 ($10.00 × 1.05 = $10.50). The value of your $500 investment is then $525 (50 × $10.50 = $525) (Step 3 described above).
However, assume that today’s investment experience (minus charges) is 0.95 instead of 1.05. Today’s Accumulation Unit Value is $9.50 ($10.00 × 0.95 = $9.50). The value of your $500 investment is then $475 (50 × $9.50 = $475).
TRANSFERS
You may make tax-free transfers between Divisions or between the Divisions and the Fixed Interest Account. Such transfers are free of any Early Withdrawal Charges from the Fixed Interest Account, except under certain Deferred Annuities where You may incur Early Withdrawal Charges, if applicable, for money transferred from the Fixed Interest Account to the Divisions. Some additional restrictions may also apply to transfers from the Fixed Interest Account to the Divisions. For us to process a transfer, You must tell us:
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The percentage or dollar amount of the transfer;
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The Divisions (or Fixed Interest Account) from which You want the money to be transferred;
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The Divisions (or Fixed Interest Account) to which You want the money to be transferred; and
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Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.
Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.
For additional transfer restrictions, see “General Information — Valuation — Suspension of Payments”.
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We may require You to:
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Use our forms; or
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Maintain a minimum Account Value (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account).
RESTRICTIONS ON TRANSFERS
The following is a discussion of frequent transfers/reallocations policies and procedures. They apply to both the “pay-in” and “pay-out” phase of your Deferred Annuity as well as your Income Annuity.
Restrictions on Frequent Transfers/Reallocations. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio’s shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio’s share price (“arbitrage trading”). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants).
We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios (the “Monitored Portfolios”). These are:
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American Funds Global Small Capitalization Fund
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American Funds Growth Fund
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American Funds Growth-Income Fund
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American Funds The Bond Fund of America
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Baillie Gifford International Stock Portfolio
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CBRE Global Real Estate Portfolio
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Harris Oakmark International Portfolio
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Invesco Global Equity Portfolio
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Invesco Small Cap Growth Portfolio
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Loomis Sayles Global Allocation Portfolio
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Loomis Sayles Small Cap Core Portfolio
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Loomis Sayles Small Cap Growth Portfolio
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MetLife MSCI EAFE® Index Portfolio
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MetLife Russell 2000® Index Portfolio
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MFS® Research International Portfolio
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Neuberger Berman Genesis Portfolio
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T. Rowe Price Small Cap Growth Portfolio
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Western Asset Management Strategic Bond Opportunities Portfolio
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We monitor transfer/reallocation activity in the Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.
We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
As a condition to making their Portfolios available in our products, American Funds® requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds® requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds® monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds® restrictions. There is no guarantee that this process will detect all contract holders whose transfer/reallocation activity in the American Funds® Portfolios violates this monitoring policy.
Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future transfer/reallocation requests to or from any Monitored Portfolios under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction.
Transfers made under an Automated Investment Strategy are not treated as transfers when we monitor the frequency of transfers.
Your third-party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitations and may change from time to time as those systems are upgraded.
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The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.
The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners or participant/Annuitants, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners or participant/Annuitants who violate the frequent transfer/reallocation policies established by the Portfolio.
In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.
Restrictions on Large Transfers/Reallocations. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a large cash position and possibly resulting in lost investment opportunities and forced
29

liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some Portfolio managers have asked us to monitor for “block transfers” where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
ACCESS TO YOUR MONEY
You may withdraw either all or part of your Account Value from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Value, if less). To process your request, we need the following information:
●
The percentage or dollar amount of the withdrawal; and
●
The Divisions (or Fixed Interest Account) from which You want the money to be withdrawn.
Your withdrawal may be subject to income taxes, tax penalties and Early Withdrawal Charges on amounts withdrawn from the Fixed Interest Account.
Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.
We may withhold payment of a withdrawal if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
You may submit a written withdrawal request, which must be received at our Administrative Office on or before the date the pay-out phase begins, that indicates that the withdrawal should be processed as of the date the pay-out phase begins, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit Value calculated as of the date the pay-out phase begins.
Loans
We may administer loan programs made available through plans or group arrangements for certain Deferred Annuities. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Division and the Fixed Interest Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in
30

good standing at the time of repayment. Loan repayments will be allocated to the Divisions and the Fixed Interest Account in the same percentages as your current investment election for contributions. Loan repayment periods, repayment methods, interest rate, any restrictions on transfers or withdrawals from the Deferred Annuity, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.
Systematic Withdrawal Program
If we agree and if approved in your state, You may choose to automatically withdraw a specific dollar amount or a percentage of your Account Value each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Early Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. If You elect to receive payments through this program, You must have no loan outstanding from the Fixed Interest Account and You must either be 59 1∕2 years old or have left your job. Tax law generally prohibits withdrawals from TSA Deferred Annuities before You reach 59 1∕2. Your Account Value will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges (unless You elect to have any applicable withdrawal charges deducted from Your Systematic Withdrawal Program payments). To determine if Early Withdrawal Charges apply, see “Early Withdrawal Charges” below. Payments under this program are not the same as income payments You would receive from a Deferred Annuity pay-out option or under an Income Annuity. The Systematic Withdrawal Program is not available in conjunction with the Equity Generator.
If You elect to withdraw a dollar amount, we will pay You the same dollar amount each Contract Year. If You elect to withdraw a percentage of your Account Value, each Contract Year, we recalculate the amount You will receive based on your new Account Value.
If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro rata from the Fixed Interest Account and any Divisions in which You have an Account Value.
Calculating Your Payment Based on a Percentage Election for the First Contract Year You Elect the Systematic Withdrawal Program: If You choose to receive a percentage of your Account Value, we will determine the amount payable on the date these payments begin. When You first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if You select to receive payments on a monthly basis with the percentage of your Account Value You request equaling $12,000, and there are six months left in the Contract Year, we will pay You $2,000 a month.
Calculating Your Payment for Subsequent Contract Years of the Systematic Withdrawal Program: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay You over the Contract Year either the amount that You chose or an amount equal to the percentage of your Account Value You chose. For example, if You select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Value equals $12,000 at the start of a Contract Year, we will pay You $1,000 a month.
Selecting a Payment Date: You select a payment date which becomes the date we make the withdrawal. We must receive your request in Good Order at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should request payment by
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the 20th day of the previous month.) If we do not receive your request in time, we will make the payment the following month on the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made at any time. If You make any of these changes, we will treat your request as though You were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at our Administrative Office at least 30 days in advance.
Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us at our Administrative Office. We may also terminate your participation in the program, depending on your administrative platform, upon notification of your death.
Although Early Withdrawal Charges do not apply to Systematic Withdrawal Program payments from your Separate Account Value, Early Withdrawal Charges may apply to Systematic Withdrawal Program payments from your Fixed Interest Account Value unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When You first elect the program, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the Early Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.
Minimum Distribution
In order for You to comply with certain tax law provisions, You may be required to take money out of your Deferred Annuity. Rather than receiving your required minimum distribution in one annual lump-sum payment, You may request that we pay it to You in installments throughout the calendar year. However, we may require that You maintain a certain Account Value at the time You request these payments. You may not have a Systematic Withdrawal Program in effect if we pay your minimum required distribution in installments. We may terminate your participation in the program depending on your administrative platform upon notification of your death.
CHARGES
Loan Fees
We may make available loans. If your plan or group of which You are a participant or member permits loans, and You take a loan, there is a $75 loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Division and the Fixed Interest Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.
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Charges Paid When Money is in a Division
There are two types of charges You pay while You have money in a Division:
●
Insurance-related charge (or Separate Account charge), and
●
Investment-related charge.
We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the Contract. For example, the Early Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Contract charges.
The Separate Account charge You pay will not reduce the number of Accumulation Units credited to You. Instead, we deduct the charge as part of the calculation of the Accumulation Unit Value.
Separate Account Charge
You will pay an insurance-related charge for the Separate Account (also described in this prospectus as a “Base Contract Charge”) that is no more than 0.95% annually of the average value of the amount You have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity. MetLife guarantees that the Separate Account insurance-related charge will not increase while You have this Contract.
General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.
The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your “pay-in” phase is larger than your Account Value. We also bear the risk that our expenses in administering the Contracts may be greater than we estimated (expense risk). The Separate Account charge You pay will not reduce the number of Accumulation Units credited to You. Instead, we deduct the charge as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while You have this Contract.
Portfolio Company Charges
Charges are deducted from and expenses are paid out of the assets of the Portfolios that are described in the prospectuses for those companies. Shares of the Portfolios are purchased for the Separate Account at their net asset value. The net asset value of Portfolio shares is determined after deduction of the fees and charges. For further information, consult the prospectus for each Portfolio and Appendix A.
Premium and Other Taxes
Some jurisdictions tax what are called “annuity considerations.” These may apply to purchase payments, Account Values and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Values or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as “annuity” taxes) only when You exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may
33

deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.
Premium taxes, if applicable, depend on the Contract You purchase and your home state or jurisdiction and range from 0 to 3.50% of Contract Value (or, if applicable, purchase payments).
We also reserve the right to deduct from purchase payments, Account Value, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Contract. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contract. We may, at our sole discretion, pay taxes when due and deduct that amount at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.
We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Early Withdrawal Charges from The Fixed Interest Account
An Early Withdrawal Charge of up to 7% may apply if You withdraw amounts from the Fixed Interest Account that were allocated to the Fixed Interest Account less than 8 years before the date of the withdrawal. The Early Withdrawal Charge does not apply in certain situations or upon the occurrence of certain events or circumstances. When assessing Early Withdrawal Charges, we first assume that your withdrawal is from amounts that can be withdrawn without an Early Withdrawal Charge, then from other amounts on a “first-in-first-out” (oldest money first) basis and then from earnings. Once we have determined the amount of the Early Withdrawal Charge, we will then withdraw the amount requested from the Fixed Interest Account and the Divisions in the same proportion as the withdrawal is being made while only taking the withdrawal charge from the amounts allocated to the Fixed Interest Account. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. However, if the Early Withdrawal Charge is greater than the available purchase payments, then we will take the Early Withdrawal Charges, in whole or in part, from your earnings. These charges also may apply to transfers from the Fixed Interest Account into the Divisions.
For partial withdrawals, the Early Withdrawal Charge is determined by dividing the amount that is subject to the Early Withdrawal Charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the Early Withdrawal Charge. We will treat your request as a request for a full withdrawal if your Account Value is not sufficient to pay both the requested withdrawal and the Early Withdrawal Charge.
For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an Early Withdrawal Charge and pay You the rest.
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The Early Withdrawal Charge on amounts allocated to the Fixed Interest Account and subsequently withdrawn (or transferred to the Divisions) is as follows:
During Year the amount is allocated to the Fixed Interest Account	Percentage
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 & Later	0%
The Early Withdrawal Charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge and our general profits to pay for our costs to sell the Deferred Annuities which exceed the amount of Early Withdrawal Charges we collect. We believe that our sales costs may exceed the Early Withdrawal Charges we collect.
Certain deferred arrangements and plans assess no Early Withdrawal Charges on withdrawals because of reduced sales costs. Please see your Certificate on withdrawal charges that apply to You.
When No Early Withdrawal Charge from the Fixed Interest Account Applies
In some cases, we will not charge You the Early Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet one of the conditions listed below.
You do not pay an Early Withdrawal Charge:
●
On withdrawals of amounts from the Fixed Interest Account that were allocated to the Fixed Interest Account eight (8) complete years before the date of the withdrawal.
●
If You choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).
●
If You die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.
●
If your Contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the Contract, that portion of the Account Value that equals the “step up” portion of the death benefit.
●
If You withdraw up to 20% of your Account Value in the Fixed Interest Account each Contract Year. This 20% total withdrawal from the Fixed Interest Account may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time You make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 20% from the Fixed Interest Account will You have to pay Early Withdrawal Charges.
●
If the withdrawal is required for You to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity, for purposes of this exception, we will treat the Contract as if it were your only account subject to the minimum distribution rules. This exception does not apply if the withdrawal is to satisfy Section 72(t) requirements under the Code.
●
Systematic Termination. For all Deferred Annuities except certain TSAs, if the Contract is terminated, You may
35

withdraw your total Account Value from your Fixed Interest Account without an Early Withdrawal Charge when the Account Value from the Fixed Interest Account is paid in annual installments based on the following percentages of such Account Value for that year’s withdrawal:
Contract Year*	Percentage
1	20%
2	25%
3	33⅓%
4	50%
5	remainder
*
Less that Contract Year’s withdrawals.
Any money You withdraw in excess of these percentages in any Contract Year will be subject to Early Withdrawal Charges. You may stop the systematic termination of the Contract. If You ask to restart systematic termination, You begin at the beginning of the schedule listed above.
●
If You are disabled and request a total withdrawal. Disability is defined in the Federal Social Security Act.
●
If You retire
●
For certain TSA Deferred Annuities, if You have also participated for at least 10 consecutive years. This does not apply for withdrawals of money transferred into the Contract from other investment vehicles on a tax-free basis (plus earnings on such amounts). Participated for at least 10 consecutive years means that your Contract must have been in existence for 10 years prior to the requested withdrawal.
●
For certain TSA, 401(a) and 401(k) and 403(a) Deferred Annuities, if You also have participated for at least 10 consecutive years unless You retire according to the definition of retirement stated in your plan. Participated for at least 10 consecutive years means that your Contract must have been in existence for 10 years prior to the requested withdrawal.
●
If your plan provides payment on account of hardship and You suffer from an unforeseen hardship. (Except for certain TSA and 403(a) Deferred Annuities).
●
If You leave your job with the employer that bought the Deferred Annuity. (Except for certain TSA Deferred Annuities.)
●
If your plan terminates and the withdrawal is transferred into another annuity contract we issue.
●
If You make a direct transfer to other investment vehicles we have pre-approved.
●
If You withdraw money under a plan provision which we have pre-approved.
●
If the plan or group of which You are a participant or member permits loans, You take a loan and the withdrawal consists of these loan amounts.
●
If You have transferred money which is not subject to a withdrawal charge (because You have satisfied contractual provisions for a withdrawal without the imposition of a Contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.
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When A Different Early Withdrawal Charge May Apply
If You transferred money from certain eligible MetLife contracts into a Deferred Annuity, You may have different Early Withdrawal Charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.
Withdrawals of amounts transferred before January 1, 1996 are not subject to a withdrawal charge.
Amounts transferred on or after January 1, 1996:
●
For certain Contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges for transferred amounts from your original Contract:

During Transfer Year	Percentage
1	5%
2	4%
3	3%
4	2%
5	1%
6 and Beyond	0%
●
If we issued the other Contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other Contract as if they were made under the Deferred Annuity as of the date we received them under that Contract.
●
Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time You held them under your original Contract.
Divorce. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.
Special Charges That Apply If Your Retirement Plan Terminates Its Deferred Annuity or Takes Other Action
Under certain TSA Deferred Annuities, amounts equal to some or all of the early withdrawal charge imposed under a contract of another issuer in connection with the transfer of money into a TSA Deferred Annuity may be credited to your Account Value. If such amounts are credited to a TSA Deferred Annuity, special termination charges may be imposed. These charges may also apply if the plan introduces other funding vehicles provided by other carriers.
Charges are not imposed on plan participants; but rather are absorbed by the Contract Owner. Therefore, under the Contract, the participant will incur only the withdrawal charges, if applicable, otherwise discussed in this Prospectus.
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The charges to the plan are imposed on the amount initially transferred to the Fixed Interest Account Option for the first full seven years according to the schedule in the following table:
During Contract Year	Percentage
1	5.6%
2	5.0%
3	4.5%
4	4.0%
5	3.0%
6	2.0%
7	1.0%
8 and Beyond	0%
The charge to the plan, for partial withdrawals, is determined by multiplying the amount of the withdrawal that is subject to the charge by the applicable percentage shown above.
BENEFITS AVAILABLE UNDER THE DEFERRED CONTRACT
The following table summarizes information about the benefits available under the Contract:
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Basic Death Benefit
The Contract’s Death
Proceeds at any time
are the greatest of:
(1) Your Account Value;
(2) Your highest
Account Value as of
December 31 following
the end of your fifth
Contract Year and at
the end of every other
five year period. In any
case, less any later
partial withdrawals
fees and charges; or (3)
The total of all of your
purchase payments less
any partial
withdrawals, fees and
charges.
In each case, we
deduct the amount of
any outstanding loans
from the death benefit.
		Standard	None	●Withdrawals or loans could significantly reduce the benefit.
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Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Equity Generator®	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.	Standard	None	●Benefit limits available investment options. ●If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
Systematic Withdrawal Program	Automatically withdraws a specific dollar amount or a percentage of your Account Balance at a frequency of your choice each Contract Year.	Standard	None
●Not available in all
states.
●Income taxes, tax
penalties and
Withdrawal Charges
may apply to your
withdrawals.
●Subject to our
required minimums
and administrative
restrictions.
●Not available in
conjunction with any
automated
investment strategy.

*
The availability of certain benefits may vary by employer and type of Annuity.
Death Benefits
One of the insurance guarantees we provide You under your Deferred Annuity is that your beneficiaries will be protected during the “pay-in” phase against market downturns. You name your beneficiary(ies).
The death benefit your beneficiary receives will be the greatest of:
●
Your Account Value;
●
Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals fees and charges; or
●
The total of all of your purchase payments less any partial withdrawals, fees and charges.
In each case, we deduct the amount of any outstanding loans from the death benefit.
The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary, if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risks.
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If we are notified of your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we may cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method.
Until the beneficiary (or each beneficiary if there are multiple beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk.
Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Value in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions until each of the other beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.
Subject to the minimum amount requirements described in “Minimum Size of Your Income Payment,” your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take the payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.
If permitted in the Contract, if the beneficiary is your spouse, he/she may be substituted as the purchaser of the Deferred Annuities and continue the Contract under the terms and conditions of the Contract that applied prior to the Owner’s death, with certain exceptions described in the Contract. In that case, the Account Value will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in a Division and the Fixed Interest Account as each bears to the total Account Value.) If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Value as of December 31 following the end of the fifth Contract Year and every other five-year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable Early Withdrawal Charges will be assessed against future withdrawals.
There is no death benefit once the income or pay-out phase begins, however, depending on the pay-out option you select, any remaining guarantee will be paid to your beneficiary.
Total Control Account
The beneficiary may elect to have the Contract’s death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less
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than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You, subject to our current established administrative procedures and requirements.
Assets backing the Total Control Account are maintained in our General Account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Account, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.
Pay-Out Options (or Income Options)
You may convert your Deferred Annuity into a regular stream of income after your “pay-in” or “accumulation” phase. The pay-out phase is often referred to as “annuitizing” your Contract. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Value (less any premium taxes, outstanding loans and applicable Contract fees), then we apply the net amount to the option. (See “Federal Tax Considerations” for a discussion of partial annuitization.) You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. The variable pay-out option may not be available in all states.
When considering a pay-out option, You should think about whether You want:
●
Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;
●
A fixed dollar payment or a variable payment; or
●
A refund feature.
Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse’s lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which You will receive your income payments. If You do not tell us otherwise, your Fixed Interest Account Value will be used to provide a Fixed Income Option and your Separate Account Value will be used to provide a variable pay-out income option.
You can change or extend the date income payments begin at any time before the date specified in the Contract with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).
Please be aware that once your Contract is annuitized, You are ineligible to receive the death benefit. In addition, once your Contract is fully annuitized, You will not be able to withdraw any Account Value.
Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the “Income Annuities” heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase.
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INCOME ANNUITIES
Income Annuities provide You with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, You may receive your payments on a monthly, quarterly, semi-annual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that You begin receiving payments immediately or You can apply the Account Value of your Deferred Annuity to a pay-out option to receive payments during your “pay-out” phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your “pay-out” phase, You may defer receiving payments from us for one year after You have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.
We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If You annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.
Using proceeds from Your Deferred Annuity, You may purchase Income Annuities to receive immediate payments. If You have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.
If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer’s or plan administrator’s statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how You may be affected.
Income Payment Types
Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when You decide to take a pay-out option or at application; we will not make that decision for you.
Your decision is irrevocable.
There are three people who are involved in payments under your Income Annuity:
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Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.
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Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.
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Beneficiary: the person who receives continuing payments or a lump sum payment if the Owner dies.
Many times, the Owner and the Annuitant are the same person.
When deciding how to receive income, consider:
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The amount of income You need;
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The amount You expect to receive from other sources;
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●
The growth potential of other investments; and
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How long You would like your income to last.
Your income payment amount will depend in large part on the type of income payment You choose. For example, if You select a “Lifetime Income Annuity for Two,” your payments will typically be lower than if You select a “Lifetime Income Annuity.” Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or Joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger. Where required by state law or under a qualified retirement plan, the Annuitant’s sex will not be taken into account in calculating income payments. Annuity rates will not be less than those guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. Tax rules with respect to decedent Contracts may prohibit election of Lifetime Income for Two income types and/or may also prohibit payments for as long as the Owner’s life in certain circumstances. The terms of your Contract will determine when your income payments start and the frequency with which You will receive your income payments. When You select an income type, it will apply to both fixed income payments and variable income payments.
We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations.
The following income payment types are available and once elected you may not make withdrawals from the income option chosen. We may make other options available from time to time. You must select an income payment option or actively defer income payments once the Annuitant or Joint Annuitant (if younger than the Annuitant) turns age 85. The default income payment type is a Lifetime Income Annuity with a Guarantee Period of 10 years. If You defer taking an income option, your Contract will mature once the Annuitant (or Joint Annuitant, if younger) turns age 100.
Lifetime Income Annuity: An income type that is paid as long as the Annuitant is living.
Lifetime Income Annuity with a Guarantee Period: An income type that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity until the end of the guaranteed period. If the Contract Owner dies during the guarantee period, payments will be made to the beneficiary in accordance with the Code. No payments are made once the guarantee period has expired and the Annuitant is no longer living.
Lifetime Income Annuity with a Refund: An income type that is paid as long as the Annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the Annuitant dies before the total of all income payments received equals the purchase payment, we will pay the Contract Owner (or the beneficiary, if the Contract Owner is not living) the difference in a lump sum.
Lifetime Income Annuity for Two: An income type that is paid to the Annuitant(s) as long as the Contract Owner is living. After the Contract Owner dies, payments continue to be made to the Annuitant(s) either for (1) life
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(provided certain Federal tax law requirements are met) or (2) ten (10) years. Payments made for life to the Annuitant after the death of the Contract Owner may be the same as those made while the Contract Owner was living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the Annuitants are no longer living.
Lifetime Income Annuity for Two with a Guarantee Period: An income type that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity until the end of the guaranteed period. If the Contract Owner dies during the guarantee period, payments will be made to the beneficiary in accordance with the Code. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both Annuitants are no longer living.
Lifetime Income Annuity for Two with a Refund: An income type that is paid as long as either Annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both Annuitants die before the total of all income payments received equals the purchase payment, we will pay the Contract Owner (or the beneficiary, if the Contract Owner is not living) the difference in a lump sum.
Income Annuity for a Guaranteed Period: An income type payable for a permitted guaranteed period. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a Contract with this income payment type. If the Contract Owner dies before the end of the guarantee period, payments are made to the beneficiary in accordance with the Code. No payments are made after the guarantee period has expired.
Minimum Size of Your Income Payment
Your initial income payment must be at least $50. If You live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to provide this minimum initial income payment.
Allocation
You decide what portion of your income payment is allocated among the Fixed Income Option and the Divisions.
The Value of Your Income Payments
Amount of Income Payments
Variable income payments from a Division will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.
The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract fee), the AIR, the age of the measuring lives
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and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains fixed for the duration of the Contract if no reallocations are made.
The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.
Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then-current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the Annuitant that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the Owner will be given the benefit of the higher rates.
Annuity Units
Annuity Units are credited to You when You make a purchase payment or make a reallocation into a Division. Before we determine the number of Annuity Units to credit to You, we reduce a purchase payment (but not a reallocation) by any premium taxes and the Contract fee, if applicable. We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to a Division) by the Annuity Unit Value on the date of the transaction. The result is the number of Annuity Units credited for that Division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When You reallocate an income payment from a Division, Annuity Units supporting that portion of your income payment in that Division are liquidated.
AIR
Your income payments are determined by using the AIR to benchmark the investment experience of the Divisions You select. We currently offer a 3% and 4% AIR. Certain states may require a different AIR or a cap on what AIR may be chosen. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Divisions.
The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract’s issue date, then the amount of that payment will be determined on your Contract’s issue date.
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The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.
Valuation
This is how we calculate the Annuity Unit Value for each Division:
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First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;
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Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;
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Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and
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Finally, we multiply the previous Annuity Unit Value by this result.
Reallocations
You may make reallocations among the Divisions or from the Divisions to the Fixed Income Option. Once You reallocate your income payment into the Fixed Income Option You may not later reallocate amounts from the Fixed Income Option to the Divisions. If You reside in certain states You may be limited to four options (including the Fixed Interest Option).
Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the Divisions or other funds to generate your income payments.
Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange on that business day. All other reallocation requests in Good Order will be processed on the next business day.
For us to process a reallocation, You must tell us:
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The percentage of the income payment to be reallocated;
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The Divisions from which You want the income payment to be reallocated; and
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The Divisions or Fixed Income Option (and the percentages allocated to each) to which You want the income payment to be reallocated.
When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.
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First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;
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Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;
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●
Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation; and
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Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.
When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.
You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a beneficiary’s ability to make a reallocation.
Here are examples of the effect of a reallocation on the income payment:
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Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125 x $100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)
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Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will be made to the number of Annuity Units in both Divisions as well.)
GENERAL INFORMATION
Free Look
You may cancel your Contract within a certain time period. This is known as a “free look.” We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Value as of the date your refund request is received at our Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period). If You do not cancel your Contract during the “free-look” period, your decision to purchase the Contract is irrevocable. You do not have a “free look” if You are electing income payments in the pay-out phase of your Deferred Annuity.
Administration
All transactions will be processed in the manner described below.
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Purchase Payments
Send your purchase payments, by check, cashier’s check or certified check made payable to “MetLife,” to our Administrative Office. We reserve the right to receive purchase payments by other means acceptable to us. We do not accept cash, money orders or traveler’s checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments.
We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access To Your Money.”) If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.
Purchase payments (including any portion of your Account Value under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in Good Order at our Administrative Office, except when they are received:
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On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or
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After the close of the Exchange.
In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.
We reserve the right to credit your initial purchase payment to You within two days after its receipt at our Administrative Office. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.
Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which You are a participant or member must identify You on their reports to us and tell us how your money should be allocated among the Divisions and the Fixed Interest Account/Fixed Income Option.
Confirming Transactions
You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments are confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
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Processing Transactions
We permit You to request transactions by mail, telephone, facsimile, email and Internet (we may require specific forms for certain transactions). We may suspend or eliminate telephone, email or Internet privileges at any time for all or any transaction types, without prior notice. We reserve the right not to accept requests for transactions by facsimile.
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing your requests and elections and day-to-day record keeping, are all executed through computer networks and systems.
If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an Owner’s account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.
Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.
By Telephone, Facsimile, Email or Internet
You may obtain information and request a variety of transactions by telephone, facsimile, email or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions You may request include:
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Account Value
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Unit Values
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Current rates for the Fixed Interest Account
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Transfers
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Changes to investment strategies
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Changes in the allocation of future purchase payments.
For your Deferred Annuity in the pay-out phase or Income Annuity, You may obtain information and initiate transactions through our toll-free number, (800) 560-5001. Our customer service consultants are available by telephone between 8 a.m. and 6 p.m. Eastern Time each business day.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone requests, and providing written confirmation of the transaction, in order to confirm that requests communicated by telephone, fax, email, Internet or other means are genuine. Any telephone, fax, email or Internet requests reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of requests. As a result of this policy, You will bear the risk of loss. If we do not employ reasonable procedures to confirm that requests communicated by telephone, fax, email or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your
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Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Administrative Office to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
Telephone, facsimile, email and computer systems may not always be available. Any telephone, facsimile, email or computer system, whether it is yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, You should make your transaction request in writing to our Administrative Office.
Response times for the telephone, facsimile, email or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.
We are not responsible or liable for:
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any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or
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any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.
After Your Death
If we are notified of your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we may cancel the request. For example, if You request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity’s or annuitized Deferred Annuity’s provisions, we may continue making payments to a joint Annuitant or pay your beneficiary a refund.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare non-ERISA (“Employee Retirement Income Security Act of 1974”) annuity Contracts to be abandoned after a period of inactivity of two to five years from the Contract’s maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation and within certain mandated time periods. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that You
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update your beneficiary designations, including complete contact information, if and as it changes. Please call (800) 560-5001 to make such changes.
Misstatement
We may require proof of age of the Annuitant, Contract Owner, or beneficiary before making any payments under this Contract that are measured by the Annuitant’s, Contract Owner’s, or beneficiary’s life. If the age has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age.
Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any underpayments.
Third Party Requests
Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners, and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.
Valuation — Suspension of Payments
We separately determine the Accumulation Unit Value and Annuity Unit Value for each Division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.
When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of Annuity Units You receive on the next available Annuity Unit Value.
We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:
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rules of the SEC so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or
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during any other period when the SEC by order so permits.
We may also suspend or postpone payment for a withdrawal or income payment when we have a reasonable belief that the payment being requested is connected to financial exploitation of a Specified Adult. A Specified Adult is a person who is age 65 or older or a person aged 18 or older who has a mental or physical impairment that renders the individual unable to protect his or her own interests. If we reasonably suspect financial exploitation of a Specified Adult, we will place a temporary hold on the payment, transfer the amount of the payment to the Fixed Interest Account and provide notification to You, the Trusted Contact Person(s) on file and any other party authorized to make transactions under the contact that a hold has been placed on the payment(s) pending further investigation. A Trusted Contact Person is the person or persons designated by You as a person we may contact
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should we not be able to contact You or if You are a Specified Adult and we reasonably believe or suspect that You have or are being financially exploited. The Trusted Contact Person may be changed by You by contacting our Administrative Office. We may hold the payment for up to 15 business days (or longer under certain conditions) after the temporary hold was placed while we conduct further investigation, unless the period is extended by a regulator or court order.
Withdrawals
We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at our Administrative Office, bu we may delay payment as permitted by law, under certain circumstances. (See “Valuation - Suspension of Payments.”) We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Interest Account for the period permitted by law, but for not more than six months.
Changes to Your Deferred Annuity or Income Annuity
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity Owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:
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To operate the Separate Account in any form permitted by law.
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To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations transactions permitted.
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To transfer any assets in a Division to another Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Divisions in the Separate Account.
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To substitute for the Portfolio shares in any Division, the shares of another class of Brighthouse Trust I, Brighthouse Trust II or the shares of another investment company or any other investment permitted by law.
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To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.
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To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.
If any changes result in a material change in the underlying investments of a Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.
Voting Rights
Based on our current view of applicable law, You have voting interests under your Deferred Annuity or Income Annuity concerning Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity® VIP Funds or American Funds® proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.
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We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio’s shares based on our own judgment.
You are entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.
There are certain circumstances under which we may disregard voting instructions. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners or Annuitants may control the outcome of a vote. Shares of Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity® VIP Funds or American Funds® that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:
●
The shares for which voting instructions are received; and
●
The shares that are voted in proportion to such voting instructions.
However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio’s shares based on our judgment.
Who Sells the Deferred Annuities and Income Annuities
MetLife Investors Distribution Company (“MLIDC”) is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to the retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts.
MLIDC’s principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), as well as the securities commissions in the states in which it operates, and is a member of the Financial Regulatory Industry Authority (“FINRA”). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at (800) 289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
The Contracts are sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Contracts may also be sold through the mail, the Internet or by telephone.
There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities. MLIDC pays compensation based upon a “gross dealer concession” model. With respect to the Deferred Annuities, the gross dealer concession ranges from 0% to 10% of each purchase payment and, starting in the second Contract Year, 0% to 0.675% of the Account Value each year that the Contract is in force for servicing the Contract. With respect to Income Annuities and annuitizations, the gross dealer concession is 0% to 4% of the purchase payment and, starting in the second
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Contract Year, 0% to 0.40% of the amount available from which income payments are made for each year the Contract is in force, for servicing the Income Annuity.
We may make payments to MLIDC that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for MLIDC’s management team, advertising expenses, and other expenses of distributing the Contracts. MLIDC’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with MLIDC. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm’s guidelines directly from us or the distributor.
We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to different compensation rates. Ask your sales representative (where applicable) for further information about what your sales representative (where applicable) and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.
From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor MetLife’s variable annuity contracts. We may also obtain access to an organization’s members to market our variable annuity contracts. These organizations are compensated for their sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Values their members hold in the Contract. We also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.
Financial Statements
The financial statements of the Separate Account and the financial statements of MetLife are located in the Statement of Additional Information.
Your Spouse’s Rights
If You received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse’s rights.
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If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse’s consent.
For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney.
Any reference to “spouse” includes those persons who are married under state law, regardless of sex.
When We Can Cancel Your Deferred Annuity or Income Annuity
We may not cancel your Income Annuity.
We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 36 consecutive months and your Account Value is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we cancel a Deferred Annuity issued in New York, we will return the full Account Value. In all other cases, You will receive an amount equal to what You would have received if You had requested a total withdrawal of your Account Value. Early Withdrawal Charges may apply.
At our option, we may cancel certain TSAs if we determine that changes to your retirement plan would cause MetLife to pay more interest than we anticipated or to make more frequent payments than we anticipated in connection with the Fixed Interest Account. We may also cancel these Deferred Annuities, as legally permitted, if your retirement plan terminates or no longer qualifies as a tax sheltered arrangement. Also, the employer and MetLife may each cancel the Deferred Annuity upon 90 days notice to the other party.
We will not terminate any Contract where we keep records of your account if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if your plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Account Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract. The tax law may also restrict payment of surrender proceeds to participants under certain employer retirement plans prior to reaching certain permissible triggering events.
FEDERAL TAX CONSIDERATIONS
Introduction
The following is a brief summary of some tax rules and includes information about different types of tax markets and benefits, not all of which may be available under the Contract, as applicable. It is not intended as tax advice. The Internal Revenue Code (“Code”) and the provisions of the Code that govern Deferred Annuities are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your MetLife annuity contract (“Contract”). Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.
When you invest in an annuity Contract, you usually do not pay taxes on your investment gains until you withdraw the money — generally for retirement purposes. Under current federal income tax law, the taxable portion of
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distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (“ERISA”).
We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
Any Code reference to “spouse” includes those persons who enter into lawful marriages under state law, regardless of sex.
Non-Qualified Annuity Contracts
This discussion assumes the Contract is an annuity Contract for Federal income tax purposes that is not held in a tax qualified “plan” defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or governmental 457(b) plans. Deferred Annuities owned through such plans are referred to below as “qualified” contracts.
Accumulation
Generally, an owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract, until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payment or commutation. This deferral of taxation on accumulated value in the Contract, is limited to Deferred Annuities owned by or held for the benefit of “natural persons.” A Contract, will be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract, as an agent for the exclusive benefit of a natural person.
In contrast, a Contract, owned or not treated as held by a “natural person,” such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Contract, as applicable, in the year earned. Note that in this regard, an employer which is the owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees, or otherwise, is considered a non-natural owner and any annual increase in the Contract value will be subject to current income taxation.
Surrenders or Withdrawals — Early Distribution
If You take a withdrawal from your Contract, or surrender your Contract, prior to the date You commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount You receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax).
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The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for “early” distribution if such withdrawal is taken prior to You reaching age 59 1∕2, unless an exception applies.
Exceptions include, but are not limited to, distributions made:
(a) on account of your death or disability,
(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of You and your designated beneficiary, or
(c) under certain immediate income annuities providing for substantially equal payments made at least annually.
If You receive systematic payments that You intend to qualify for the substantially equal periodic payments (“SEEP”) exception noted above, certain modifications (except due to death or disability) to your payment before age 59 1∕2 or within five years after beginning these payments, whichever is later, may result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract and additional withdrawals from the Contract. However, the SEEP exception may continue to apply to:
(1) a tax-free rollover, transfer or exchange to another eligible arrangement if the combined distributions from the old and new arrangements continue to satisfy the exception, and
(2) payments from annuities that otherwise satisfy the RMD rules.
You should consult your tax adviser about your particular situation.
For non-qualified Contracts, amounts received under the exercise of a partial withdrawal may be treated as taxable income. Exercise of a withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.
If your Contract, has been purchased with an Optional Two-Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax purchase payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (“IRS”) may consider that Contract, charges attributable to the guaranteed death benefits are to be treated as distributions from the Contract, to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits (where applicable)
If You have purchased any Guaranteed Withdrawal Benefit (“GWB”) where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract value (prior to Withdrawal Charges). This could result in a greater
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amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Contract value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Contract value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Contract value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See “Taxation of Payments in Annuity Form” below.)
MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with Federal income tax rules and/or IRS guidance (whether formal or informal).
Aggregation
If You purchase two or more Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity Contract may be exchanged tax-free in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or “deemed” distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Contract, (your “gain”). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether these rules apply to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.
A transfer of ownership of the Contract or the designation of an Annuitant or other beneficiary who is not also the Contract owner, may result in income or gift tax consequences to the Contract owner. You should consult your tax adviser if You are considering such a transfer or assignment.
Death Benefits
The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or income payments, whichever is applicable).
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After your death, any death benefit determined under the Contract must be distributed in accordance with Section 72(s) of the Code. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.
If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person. Naming a non-natural person, such as a trust or estate, as a designated beneficiary, may eliminate the ability to stretch the payment over an individual’s life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a non-qualified contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of death benefit features.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Contract owner.
For Deferred Annuities owned by a non-natural person, the required distribution rules apply upon the death or change in the primary Annuitant. If there is more than one Annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, owners of variable annuity non-qualified contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract such as the number of Portfolios available and the flexibility of the Contract owner to allocate purchase payments and transfer amounts among the Divisions have not been addressed. While we believe that the Contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract owner from being treated as the owner of the Separate Account assets supporting the Contract.
Taxation of Payments in Annuity Form
Payments received from the Contract in the form of an annuity are taxed differently depending on whether You select a fixed or variable payment option. For fixed annuity payments, payments are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The exclusion ratio is applied to each fixed annuity payment to determine the portion that is a non-taxable return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract, is fully recovered.
Variable annuity payments are expected to fluctuate and the amount You may receive is uncertain. Variable annuity payments are taxable as ordinary income to the extent they exceed the portion of each annuity payment that is
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determined to be a non-taxable return of your investment in the Contract. The non-taxable return of your investment in the Contract is determined by dividing the investment in the Contract (with adjustment) by the number of years over which it is anticipated the annuity will be paid. In general, your investment in the Contract is recovered pro-rata over the expected payment period.
We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater — or less — than the taxable amount determined by us and reported by us to You and the IRS.
Once You have recovered the investment in the Contract further annuity payments are fully taxable.
If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Start Date.
Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract or a long-term care contract as part of a tax-free exchange.
If the Contract allows, You may elect to convert less than the full value of your Contract, to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract or Deferred Annuity and the deferred portion. An exclusion ratio or excludable amount will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.
The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.
Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a Contract thus requiring payout of any remaining interest in the Contract within five years of a Contract owner’s death (or the primary annuitant’s death where the Contract owner is not a natural person) or over the designated beneficiary’s life (or over a period no longer than the beneficiary’s remaining life expectancy) with such payments beginning within 12 months of the date of death if a Contract owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of a Contract owner’s death (or of a primary annuitant’s death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.
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3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Medicare tax on the lesser of:
(1) the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or governmental plans under 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident may be subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.
Qualified Annuity Contracts
Introduction
The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may
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result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A Contract, may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (“IRS”) may consider that Contract charges attributable to the guaranteed death benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the Contract will only accept a single purchase payment consisting of a transfer or rollover from another SIMPLE IRA.
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For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If You meet certain requirements, your Roth account earnings can be received free of Federal income taxes.
With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise (where permitted). The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits (where applicable)
If You have purchased the Lifetime Withdrawal Guarantee benefit (“LWG”), where otherwise made available, note the following:
In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Contract value.
If You have purchased any Guaranteed Withdrawal Benefit or LWG, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Contract value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Contract value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with Federal income tax rules and/or IRS guidance (whether formal or informal).
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Withdrawals Prior to Age 59 1∕2
A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for “early” distribution if taken prior to age 59 1∕2, unless an exception applies. The penalty rate is 25% for SIMPLE plan Deferred Annuities if the withdrawal occurs within the first 2 years of your participation in the plan.
These exceptions include but are not limited to withdrawals made:
(a) on account of your death or disability, or
(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or life expectancies) of You and your designated beneficiary and You are separated from employment.
If You receive systematic payments that You intend to qualify for the “substantially equal periodic payments” exception noted above, certain modifications (except due to death or disability) to your payment before age 59 1∕2 or within five years after beginning these payments, whichever is later, may result in the retroactive imposition of the 10% Federal income tax penalty with interest (25% for certain SIMPLE plan withdrawals). Such modifications may include but are not limited to additional purchase payments to the Contract and additional withdrawals from the Contract. However, the SEEP exception may continue to apply to:
(1) a tax-free rollover, transfer or exchange to another eligible arrangement if the combined distributions from the old and new arrangements continue to satisfy the exception, and
(2) payments from annuities that otherwise satisfy the RMD rules.
You should consult your tax adviser about your particular situation.
The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions to the Federal income tax penalty for early distributions may be applicable under certain circumstances and special rules may apply or may become applicable in connection with the exceptions enumerated above. You should consult with your tax advisor for further details.
Rollovers
Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).
Nevertheless, Contracts held in certain employer plans may be transferred in part pursuant to a QDRO.
Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. Federal tax law limits You to making only one 60-day rollover from an IRA to another IRA in any 12-month period and the limit is applied across all IRAs that You own, including SEP, SIMPLE,
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and Roth IRAs. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that You participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Generally, a distribution may be eligible for rollover, but certain types of distributions cannot be rolled over, such as distributions received:
(a) to meet minimum distribution requirements,
(b) for financial hardship, or
(c) for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the applicable withholding amount.
Death Benefits
The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
CONTRACTS ANNUITIZED ON OR BEFORE 12/20/19 AND DEATHS OCCURRING ON OR BEFORE 12/31/19
Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Start Date).
If You die on or after your Annuity Start Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If You die before your Annuity Start Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).
Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.
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If the IRA is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Contract owner. If your Contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1∕2.
Your spouse may elect to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
CONTRACTS ANNUITIZED AFTER 12/20/19 AND DEATHS OCCURRING AFTER 12/31/19
Distributions required from a qualified Contract following Your death must be fully distributed to designated beneficiaries within ten (10) years after the date of death. This distribution period applies regardless of whether You die before, on, or after the Annuity Start Date. In addition, if Your death occurs on or after Your Annuity Start Date, designated beneficiaries must also take an annual required minimum distribution beginning in the first calendar year after the calendar year of Your death. Separate rules apply to a designated beneficiary who is an Eligible Designated Beneficiary.
An Eligible Designated Beneficiary is an individual who, on the date of death, is:
(1) Your surviving spouse;
(2) Your child who has not yet reached the age of majority (as defined by federal tax law);
(3) a chronically ill individual as defined by the Code; or
(4) any other individual who is not more than ten (10) years younger than You.
An Eligible Designated Beneficiary may receive the remaining portion of the interest in the Contract over his/her life or life expectancy, beginning in the year following the year of death.
If your Contract permits, your Eligible Designated Beneficiary spouse may delay the start of these payments until December 31 of the year You would have reached your Required Beginning Date.
Following the death of an Eligible Designated Beneficiary, the remaining interest in the Contract must be distributed within ten (10) years. In addition, a child who is an Eligible Designated Beneficiary because he or she has not yet reached the age of majority must have the remaining interest in the Contract fully distributed within ten (10) years after reaching the age of majority.
Your spouse may elect to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
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NON-DESIGNATED BENEFICIARIES
Distributions required from a qualified Contract following your death must generally be distributed to Non-designated beneficiaries (for example, charitable organizations or nonqualified trusts) within five (5) years of the date of death. However, if your death occurs after the Required Beginning Date, the benefits may be paid out to the non-designated beneficiary at least as rapidly as under the method of distribution being used as of the date of death.
Required Minimum Distributions
Generally, You must begin receiving amounts from your retirement plan by April 1st following the latter of:
(a) the calendar year in which You reach your Required Beginning Date (as defined by Section 401(a)(9) of the Code), or
(b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1st of the year after You reach your Required Beginning Date even if You have not retired.
Your required minimum distribution request must be in Good Order and payment must be processed by MetLife prior to the due date (generally the end of the calendar year or April 1st of the year following the year in which You reach your Required Beginning Date) in order to satisfy the requirement for the applicable tax year.
A Federal tax penalty may apply if the amount distributed to You for the tax year under any tax qualified plan (as defined earlier) is less than Your required minimum distribution amount.
You may not satisfy minimum distributions for one employer’s qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
Complex rules apply to the calculation of minimum distributions. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.
The regulations also require that the value of benefits under a Contract including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may
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require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.
Required minimum distribution rules that apply to other types of retirement accounts while You are alive do not apply to Roth accounts. However, in general, the post-death rules with respect to required minimum distributions do apply to beneficiaries of Roth accounts.
Additional Information Regarding IRAs
Purchase Payments
Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. If You have compensation, you can continue to make purchase payments after beginning required minimum distributions if your Contract permits. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.
Roth IRA purchase payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits.
Withdrawals
If and to the extent that Traditional IRA purchase payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise (where permitted). The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1∕2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise (where permitted). The amount will be determined by the Code.
Conversion
Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined
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by taking into account the value of all benefits, including any death benefit in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Contract value at the date of conversion.
A conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA made on or after January 1, 2018 cannot be recharacterized. Please consult your tax adviser.
Additional Information regarding TSA (ERISA and non-ERISA) 403(b)
Special Rules Regarding Exchanges
In order to satisfy tax regulations, contract exchanges within a 403(b) plan must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a Participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.
Withdrawals
If You are under age 59 1∕2, You generally cannot withdraw money from your 403(b) Contract unless the withdrawal:
a) Relates to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;
b) Is exchanged to another permissible investment under your 403(b) plan;
c) Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if Your plan allows it;
d) Occurs after You die, leave Your job or become disabled (as defined by the Code);
e) Is for financial hardship (but only to the extent of elective deferrals), if Your plan allows it;
f) Relates to distributions attributable to certain 403(b) plan terminations, if the conditions of the Code are met;
g) Relates to rollover or after-tax contributions; or
h) Is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Other exceptions may apply or become applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Accordingly, if You are considering taking a withdrawal prior to age 59 1∕2, please consult your tax adviser to determine whether an exception applies to your particular situation.
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Distinction for Puerto Rico Code
An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
A Puerto Rico qualified retirement plan trust, all of the participants of which are Puerto Rico residents may be exempted from income taxation pursuant to 2011 PR Code Section 1081.01 and Section 1022(i)(1) of ERISA as such trust will be treated for purposes of the Code Section 501(a) as a trust described in Code Section 401(a). If a variable annuity contract is acquired by said trust, the earnings accumulated or distributed under such contract or any income realized from the sale or exchange of the contract may not be subject to current income taxation due to the income tax exemption that the trust is entitled to. Whether a Puerto Rico retirement plan trust is qualified under 2011 PR Code Section 1081.01 depends on the facts and circumstances of each case. Each fiduciary of a Puerto Rico retirement plan should ascertain the qualified status of the retirement plan trust, and thus, that it enjoys the benefits of income tax exemption before investing in the variable annuity contract.
Contributions
The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions
Any amount received or made available to the employee under the qualified plan is generally includible in the gross income of the employee in the taxable year in which received or made available. However, lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from employment or termination of a retirement plan will generally be treated as ordinary income subject to a withholding tax rate of 20%.
A special rate of 10% may apply instead, if the plan satisfies the following requirements:
(1) the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) 10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants which are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three- year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico, bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
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In the case of distributions from a qualified plan in the form of annuity installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, and must be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of a Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
Distributions of retirement income made to a Non-Resident of Puerto Rico by a dual qualified retirement plan (qualified under the U.S. Internal Revenue Code and the 2011 PR Code) funded through a U.S. situs trust will not be subject to Puerto Rico income tax. The State Taxation of Pension Act of 1995 appears to preempt the 2011 PR Code from the imposition of any income tax to distributions to individuals who are not residents of Puerto Rico even if such individuals performed services covered by a retirement plan in Puerto Rico while they were Puerto Rico residents. However, in order for such exemption to be available, the Puerto Rico Treasury requires the participant to submit to his/her employer either: (i) IRS Form 8898 (Statement for Individuals Who Begin or End Bona Fide Residence in a U.S. Possession); or (ii) a Sworn Statement including certain personal information directed to establish his/her residence in a State within the continental U.S.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
Rollover
Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account (IRA) for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations
In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
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Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
LEGAL PROCEEDINGS
In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.
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APPENDIX A — INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios available. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/tahd/MET000210. You can also request this information at no cost by calling (800) 560-5001, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio, as described below. If your annuity was issued in connection with an employer plan, You should check with Your employer as to which Portfolios are available under your Contract.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Small Capitalization Fund* - Class 2 Capital Research and Management CompanySM	0.90%	2.33%	3.01%	5.81%
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.59%	31.61%	18.83%	16.58%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.53%	24.23%	13.01%	12.20%
US Fixed Income	American Funds The Bond Fund of America* - Class 2 Capital Research and Management CompanySM	0.48%	1.16%	0.32%	1.67%
Allocation	American Funds® Aggressive Allocation Portfolio - Class C (formerly known as American Funds® Growth Allocation Portfolio - Class C) Brighthouse Investment Advisers, LLC	0.99%	14.57%	8.76%	8.81%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.96%	11.60%	7.00%	7.21%
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.94%	9.12%	5.44%	5.78%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.73%	4.62%	2.16%	5.53%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	1.51%	-0.05%	1.66%
A-1

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	BlackRock Capital Appreciation Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.71%	31.81%	15.83%	14.90%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.73%	13.65%	9.24%	9.02%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class A Brighthouse Investment Advisers, LLC	0.66%	4.21%	2.36%	3.25%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.65%	6.13%	4.02%	4.70%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.66%	8.28%	5.83%	6.23%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.69%	11.09%	7.62%	7.72%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.77%	4.97%	7.95%	7.06%
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.73%	4.69%	1.52%	1.64%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	13.86%	8.40%	8.39%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	8.61%	8.97%	10.16%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.54%	21.69%	13.51%	12.46%
Allocation	Calvert VP SRI Balanced Portfolio - Class I Calvert Research and Management	0.64%	19.61%	9.41%	8.41%
US Equity	Calvert VP SRI Mid Cap Portfolio* - Calvert Research and Management	0.99%	10.22%	5.04%	6.40%
Sector	CBRE Global Real Estate Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.80%	0.50%	1.72%	3.23%
A-2

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Equity-Income Portfolio - Initial Class Fidelity Management & Research Company LLC	0.47%	15.35%	10.08%	9.21%
Target Date	Freedom 2020 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.71%	7.40%	4.89%	5.76%
Target Date	Freedom 2025 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.73%	8.28%	5.52%	6.27%
Target Date	Freedom 2030 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.76%	9.14%	6.25%	7.03%
Target Date	Freedom 2035 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.80%	10.77%	7.56%	8.01%
Target Date	Freedom 2040 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.84%	12.81%	8.83%	8.68%
Target Date	Freedom 2045 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	13.54%	9.06%	8.80%
Target Date	Freedom 2050 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	13.55%	9.06%	8.79%
Target Date	Freedom 2055 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	13.61%	9.07%	—
Target Date	Freedom 2060 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	13.53%	9.08%	—
Target Date	Freedom 2065 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.87%	13.61%	9.07%	—
Target Date	Freedom 2070 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	0.00%	—	—
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.69%	17.77%	8.56%	9.91%
US Fixed Income	Government Money Market Portfolio - Initial Class Fidelity Management & Research Company LLC	0.25%	5.10%	2.33%	1.62%
US Equity	Growth Portfolio - Initial Class Fidelity Management & Research Company LLC	0.56%	30.39%	18.93%	16.63%
International Equity	Harris Oakmark International Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.87%	-4.90%	1.68%	3.37%
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	16.42%	9.71%	10.10%
US Equity	Invesco Small Cap Growth Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.97%	16.37%	7.32%	8.31%
US Fixed Income	Investment Grade Bond Portfolio - Initial Class Fidelity Management & Research Company LLC	0.38%	1.79%	0.46%	1.93%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	30.28%	17.53%	16.37%
A-3

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Allocation	Loomis Sayles Global Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.04%	12.30%	6.66%	8.07%
US Equity	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	34.47%	18.33%	12.15%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.90%	11.74%	8.79%	8.70%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.88%	14.88%	7.92%	9.87%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	0.89%	-0.61%	1.09%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	13.59%	10.04%	9.41%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.38%	3.32%	4.47%	5.04%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.31%	11.29%	7.27%	7.78%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	24.67%	14.23%	12.82%
International Equity	MFS® Research International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.64%	3.17%	4.12%	5.49%
Allocation	MFS® Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.62%	7.78%	6.16%	6.51%
US Equity	MFS® Value Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.73%	11.72%	8.06%	8.72%
A-4

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	MFS® Value Portfolio*§ - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	11.91%	8.23%	8.89%
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.66%	39.34%	10.89%	12.29%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	9.10%	8.58%	9.70%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.96%	2.33%	1.96%	2.10%
US Fixed Income	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.59%	2.73%	0.11%	1.68%
Allocation	SSGA Growth and Income ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.63%	10.98%	6.00%	6.08%
Allocation	SSGA Growth ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.65%	12.78%	7.52%	7.26%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.56%	30.31%	13.40%	13.89%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. is the subadviser T. Rowe Price Investment Management, Inc. is the sub-subadviser	0.69%	9.59%	7.91%	10.38%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.51%	13.47%	8.32%	10.10%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.60%	10.10%	11.03%	8.59%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.56%	4.88%	1.01%	2.95%
A-5

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.50%	2.34%	0.24%	1.19%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
§
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The Equity Generator®: In addition to the Fixed Interest Account this Automated Strategy may also use the:
MetLife Stock Index Division
Frontier Mid Cap Growth Division.
Fixed Option
The following is information on the Fixed Interest Account currently available under the Contract. We reserve the right to restrict purchase payments and transfers to the Fixed Interest Account when the yield on investments is not expected to support the Minimum Guaranteed Interest Rate. We will provide you with written notice before doing so.
Name	Term	Minimum Guaranteed Interest Rate*
Fixed Interest Account	Initial Interest Rate Term: begins on each calendar quarter and will be credited from the date amounts are allocated to the Fixed Interest Account until the last day of the same calendar quarter of the following year. Renewal Rate Term: 12 months	3%
*
The Minimum Guaranteed Interest Rate Varies by Contract and may be higher than the minimum guaranteed interest rate shown. Check your Contract for the Minimum Guaranteed Interest Rate that applies to your Fixed Interest Account Option.
A-6

APPENDIX B — WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT
If You are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state’s matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.
B-1

This Prospectus incorporates by reference all of the information contained in the Statement of Additional Information (SAI), which is legally part of this Prospectus.
The SAI includes additional information about the Contracts and the Separate Account. The SAI is available, without charge, upon request. To view and download the SAI, please visit our website dfinview.com/metlife/tahd/MET000210. To request a free copy of the SAI or to ask questions, email RCG@metlife.com or write to our Administrative Office or call (800) 560-5001.
Reports and other information about the Contracts and the Separate Account are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Managing your variable annuity contract just got easier. We’re excited to share our enhanced website with you. Login or register today at online.metlife.com and enjoy a more convenient way to manage your contract and sign-up for eDelivery!
EDGAR ID: C000003500

April 28, 2025
Preference Plus® Account Variable Annuity Contracts (APPA)
Issued by Metropolitan Life Separate Account E of Metropolitan Life Insurance Company
This Prospectus describes individual and group Preference Plus Account contracts for flexible purchase payment deferred variable annuities (“Deferred Annuities”) and Preference Plus immediate variable income annuities (“Income Annuities”) (the Deferred Annuities and Income Annuities are also referred to herein as the “Contract”) issued by Metropolitan Life Insurance Company (“MetLife,” the “Company,” “we,” “us” or “our"). We no longer offer the Deferred Annuities and Income Annuities. However, MetLife will continue to accept additional purchase payments under limited circumstances.
You decide how to allocate your money among the various available investment choices. The investment choices available to You are listed in the Contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option and Divisions (Divisions may be referred to as “Investment Divisions” in the Contract and marketing materials) available through Metropolitan Life Separate Account E which, in turn, invest in the Portfolios, which include equity, income, asset allocation and sector fund types as described in Appendix A. If your annuity was issued in connection with an employer plan, you should check with your employer as to which Portfolios are available under your Contract. For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.
How to learn more:
Before investing, read this Prospectus. The Prospectus contains information about the Contracts and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals can result in surrender charges, taxes, and tax penalties, if applicable.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense. We do not guarantee how any of the Divisions or Portfolios will perform. Interests in the Separate Account, the Portfolios and the Fixed Interest Account are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency or entity or person. MetLife’s obligations under the Contract are subject to its financial strength and claims-paying ability.
The Contracts are not intended to be offered anywhere that they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Contracts other than the information in this Prospectus, any supplements to this Prospectus or any sales material we authorize.

2

3

IMPORTANT TERMS YOU SHOULD KNOW
Account Value, Account Balance or Contract value — When You purchase a Deferred Annuity, an account is set up for You. Your Account Value (also referred to as Account Balance or Contract value) is the total amount of money in your Deferred Annuity including money in the Divisions of the Separate Account and the Fixed Interest Account.
Accumulation Unit Value — With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios. In addition to the investment performance of the Portfolios, the deduction of the Separate Account charge also affects a Division’s Accumulation Unit Value.
Administrative Office  —  Our Administrative Office varies based on the type of service request or transaction that you are making. The most recent correspondence or quarterly statement sent to you will have the address and telephone number that you can use to contact us for specific transactions and requests. We will notify you if there are changes to this information.
Annuitant – The natural person whose life is the measure for determining the duration and the dollar amount of income payments, sometimes referred to as the measuring life.
Annuity Unit Value  —  With a variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios, the experience factor for the current valuation period, the daily AIR factor and the Separate Account charge.
Assumed Investment Return (AIR) — Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.
Beneficiary – The person or persons designated to receive any benefits under a Contract if an Owner or Annuitant, as applicable, dies.
Contract — A Contract is the legal agreement between You and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. The Contract contains relevant provisions of your Deferred Annuity or Income Annuity.
Contract Year — Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period.
Deferred Annuity — This term is used throughout this Prospectus when we are referring to the Deferred Annuities.
4

Divisions — Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your Account Balance to a Division, the Division purchases shares of a Portfolio (with the same name).
Early Withdrawal Charge — The Early Withdrawal Charge is an amount we deduct from your Account Value if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.
Exchange — The New York Stock Exchange is referred to as the “Exchange.”
Good Order — A request or transaction generally is considered in “Good Order” if it complies with our administrative procedures, and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by our Administrative Office of the instructions relating to the requested transaction in writing (or, when permitted, by telephone, facsimile (also referred to as “fax”), email or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative (where applicable) before submitting the form or request.
Income Annuity — This term is used througout this Prospectus when we are referring to the Income Annuities.
MetLife — MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as the “Company,” “we,” “us” or “our.”
Pay-Out Options/Income Options — These are options that You may elect when You convert your Contract into a regular stream of income after your “pay-in” or “accumulation” phase. The pay-out phase is often referred to as either “annuitizing” your Contract or taking an income annuity.
Separate Account — Metropolitan Life Separate Account E (“Separate Account”) is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.
Variable Annuity — An annuity with respect to which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.
You — In this Prospectus, depending on the context, “You” may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity or the participant or annuitant under certain group arrangements.
5

OVERVIEW OF THE CONTRACT
Purpose of the Contract
The Contract is designed to provide long-term accumulation of assets through investments in a variety of investment options during the accumulation phase. It can supplement your retirement income by providing a stream of income payments during the payout phase. It also offers death benefits to protect your designated beneficiaries. This Contract may be appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Portfolios.
Phases of the Contract
Your Deferred Annuity has two phases: 1) an accumulation or “pay-in” phase; and 2) an income or “pay-out” phase.
(1)
Accumulation (Pay-in) Phase
To help You accumulate assets, You can invest your purchase payments in:
●
Portfolios (mutual funds), each of which has its own investment strategies, investment advisers, expense ratios, and returns; and
●
a Fixed Interest Account option, which offers a guaranteed interest rate during a selected period.
Additional information about each Portfolio including its fund type, advisers and any subadvisers as well as current expenses and certain performance information is included in Appendix A.
(2)
Income (Pay-out) Phase
You can elect to annuitize your Contract and turn your Account Value into a stream of income payments (sometimes called annuity payments) from MetLife, at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the investment options you select.
Please note that if you annuitize, your investments will be converted to income payments and you may no longer be able to choose to withdraw money at will from your Contract. All benefits (including the standard death benefit) terminate upon annuitization.
Features and Options of the Contract
Contract classes. The Contract has a single contract class with an Early Withdrawal Charge applicable to each purchase payment made less than 8 years before the date of the withdrawal.
Accessing your money. Until you annuitize, you have full access to your money. You can choose to withdraw your Account Value at any time prior to annuitization (although if you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2).
Tax treatment. You can transfer money between investment options without tax implications. You are taxed only when: (1) you make a withdrawal; (2) you receive an income payment from the Contract; or (3) upon payment of a death benefit.
6

Death benefit. Your Contract includes a basic death benefit that will pay your designated beneficiaries a death benefit at the time of your death.
Automated investment strategies and dollar cost averaging. At no additional charge, you may select from among five automated investment strategies to help you manage your money based on your risk tolerance and savings goals. Alternately, at no additional charge, you may select dollar cost averaging, which automatically transfers a specific amount of money from the Fixed Interest Account to the investment options you have selected, at set intervals over a specific period of time. If You terminate your participation in automated investment strategies which have allocations to specific Divisions, You will remain invested in the same Divisions until You request allocations to different Divisions.
Systematic withdrawals. The Systematic Withdrawal feature available under the Contract allows the Contract Owner to have a portion of the Account Value withdrawn automatically at regularly scheduled intervals prior to annuitization.
7

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES, EXPENSES AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are there Charges or Adjustments for Early Withdrawals?
Yes. Withdrawal charges are calculated as a percentage of each purchase payment funding the withdrawal during the pay-in phase.
A Withdrawal Charge of up to 7% may be assessed on any such
purchase payment paid less than 8 years before the date of the withdrawal.
For example, if you purchase the Contract for $100,000 and
surrender your Contract during the first year, You will pay a
Withdrawal Charge of up to $7,000.
Fees
Are there Transaction Charges?	No. We do not charge a fee for transfers of Account Value among Divisions or between the Divisions and the Fixed Interest Account.			Fees
Are there Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the investment options you have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	1.29%(1)	1.29%(1)
	Portfolio fees and expenses	0.28%(2)	1.05%(2)
(1)
As a percentage of your total Account Balance in the Separate
Account. The Base Contract Fee includes 0.04% for the Annual
Contract Fee. For the Non-Qualified, Traditional IRA, Roth IRA
and SEP Deferred Annuities, You pay a $20 annual fee from the
Fixed Interest Account at the end of each Contract Year if your
Account Value is less than $20,000 and You are not enrolled in an automatic payment program. For the SIMPLE IRA Deferred
Annuity, You pay a $20 annual fee from the Fixed Interest
Account at the end of each Contract Year if your Account Value is less than $20,000 and You do not make a purchase payment
during the Contract Year.
(2)
As a percentage of average daily net assets of the Portfolios.

8

	FEES, EXPENSES AND ADJUSTMENTS		LOCATION IN PROSPECTUS

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.
Fees
	Lowest Annual Cost:	Highest Annual Cost:
	$1,464	$2,108
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Portfolio fees and expenses
●No optional benefits
●No sales charges
●No additional purchase
payments, transfers or
withdrawals
Assumes: ●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of Portfolio fees and expenses ●No sales charges ●No additional purchase payments, transfers or withdrawals
	RISKS		LOCATION IN PROSPECTUS
Is there a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract including loss of principal.		Principal Risks of Investing in the Contract
Is this a Short- Term Investment?
No. This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
●Amounts withdrawn from the Contract may result in surrender charges, tax and tax penalties.
●Withdrawal Charges may apply for up to 8 years following each purchase payment. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time.
●The benefit of tax deferral means that the Contract is more beneficial to investors with a long time horizon.
●Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them. You may also have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract
What are the Risks Associated with the Investment Options?
●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
●Each investment option (including the Fixed Interest Account investment option) will have its own unique risks.
●You should review these investment options before making an investment decision.
●Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the
Contract charges, we may terminate your Deferred Annuity.
Principal Risks of Investing in the Contract
9

	RISKS	LOCATION IN PROSPECTUS
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Interest
Account), guarantees, or benefits, including any death benefit, are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request by visiting https://www.metlife.com/about-us/
corporate-profile/ratings.
Principal Risks of Investing in the Contract
	RESTRICTIONS	LOCATION IN PROSPECTUS
Are there Restrictions on the Investment Options?
Yes. We do not charge a fee for transfers of Account Value among
Divisions or between the Divisions and the Fixed Interest Account.
Some benefits impose restrictions and limitations on your choice of
Portfolios. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain Portfolios. This means your opportunity for investment gains may be limited. We may change these restrictions in the future.
We reserve the right to add, remove or substitute Portfolios.
The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we
determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.
Transfers
	TAXES	LOCATION IN PROSPECTUS
What are the Contract’s Tax Implications?
●You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
●There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account
(IRA).
●If your Contract was purchased through a tax-qualified plan or
IRA, withdrawals will be subject to ordinary income tax. If your
Contract is not tax-qualified, earnings on your Contract will be subject to ordinary income tax when You withdraw them. You may also have to pay a penalty if You take a withdrawal before age
59 1∕2.
Federal Tax Considerations
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because
MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Who Sells the Deferred Annuities and Income Annuities
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	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing
Contract.
Exchanges/Transfers
FEES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer Account Value between investment options. State premium taxes may also be deducted.
Transaction Fees
Early Withdrawal Charge(1) (as a percentage of each purchase payment funding the withdrawal during the pay-in phase)	7%
Premium Tax Charges(2)	3.50%
(1)
An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments less than 8 years from when they were credited to your Deferred Annuity. The charge on purchase payments is calculated according to the following schedule:
During Purchase Payment Year	Percentage
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 or Later	0%

There are times when the Early Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, each Contract Year, You may take the greater of 10% of your Account Value or your purchase payments made 8 years or longer free of Early Withdrawal Charges.
(2)
Premium taxes, if applicable, depend on the state and range from 0 to 3.50% of Account Value (or, if applicable purchase payments).
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The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses).
Annual Contract Expenses
Administrative Expenses(1)	$20
Base Contract Expenses(2) (as a percentage of your average Account Value in the Separate Account)	1.25%
(1)
The administrative expenses are referred to as the Annual Contract Fee in the Prospectus. The Annual Contract Fee is $20 annually and is charged only against amounts in the Fixed Interest Account. This fee may be waived under certain circumstances.
(2)
Pursuant to the terms of the Contract, our total Base Contract Expenses will not exceed 1.25% of your average balance in the Divisions.
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Expenses may change over time and may be higher or lower in the future. A complete list of Portfolios available under the Contract, including their annual expenses, may be found in “Appendix A - Investment Options Available Under the Contract” at the back of this Prospectus.
Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average daily net assets) Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.28%	1.05%
Examples
The examples are intended to help You compare the cost of investing in the Divisions with the cost of investing in other annuity contracts that offer variable options. These costs include the Transaction Fees, the Annual Contract Expenses and Annual Portfolio Company Expenses.
The examples assume all Account Value is allocated to the Divisions. Your costs could differ from those shown below if you invest in the Fixed Interest Account.
The examples show the dollar amount of expenses that You would bear directly or indirectly on a $100,000 investment in the Separate Account of the Contract for the time periods indicated and assumes that there are no exchanges or other transactions. Your actual costs may be higher or lower.
Assumptions:
●
You bear the Minimum or Maximum Total Annual Portfolio Company Expenses (without reimbursement and/or waiver of expenses);
●
There is a maximum Separate Account charge of 1.25%; and
●
The underlying Portfolio earns a 5% annual return.
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Based on these assumptions, your charges would be:
	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period
Maximum	$9,300	$11,589	$14,840	$26,009
Minimum	$8,530	$9,252	$10,901	$17,926

	1 Year	3 Years	5 Years	10 Years
If you do not surrender your Contract at the end of the applicable time period
Maximum	$2,650	$7,423	$12,456	$26,278
Minimum	$1,880	$5,091	$8,528	$18,221
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Investing in the Contracts involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this Prospectus.
Market Risk. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal.
Early Withdrawal Risk. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2. Withdrawal Charges may apply to any purchase payment paid less than 8 years before the date of the withdrawal. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral also mean that the Contract is more beneficial to investors with a long time horizon.
Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios). Each investment option (including the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolios You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus.
Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Deferred Annuity.
Insurance Company Risk. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits, including any death benefit, are subject to the financial strength and claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state
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law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
Contract Changes Risk. Subject to applicable law, we have the right to make certain changes to your Contract. Examples of the changes we may make include: (i) operating the Separate Account in any form permitted by law; (ii) taking any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted; (iii) transferring any assets in a Division to another Division, or to one or more Separate Accounts, or to our general account, or adding, combining or removing Divisions in the Separate Account; (iv) substituting Portfolio shares in any Division, with the shares of another class of Brighthouse Trust I, Brighthouse Trust II, or the shares of another investment company or any other investment permitted by law; (v) changing the way we assess charges, but without increasing the maximum aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Contracts; and (vi) making any necessary technical changes in the Contracts in order to conform with any of the above-described actions.
Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract.
Taxation Risk. Although the provisions of the Internal Revenue Code (the “Code”) relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult its own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged.
Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity
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risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
Pandemics and Other Public Health Issues and Other Events. Pandemics and other public health issues or other events, and governmental, business and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.
Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military conflict and other actions and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
METLIFE
Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a general account portfolio invested primarily in fixed income securities (corporate, structured products, municipals, and government and agency) and mortgage loans, as well as real estate, real estate joint ventures, other limited partnerships and equity securities. Metropolitan Life Insurance Company was incorporated under the laws of New York in 1868. The Company’s office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. Obligations to Contract Owners and Beneficiaries that arise under the Contract are obligations of MetLife and MetLife is obligated to pay all amounts promised to You under the Contract, subject to its financial strength and claims-paying ability.
METROPOLITAN LIFE SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the contracts issued from this Separate Account. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
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We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities − such as death benefits and income payments − even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments and are not guaranteed by our parent company, MetLife, Inc., or by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While MetLife does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (“CEA”), and is not subject to registration or regulation as a pool operator under the CEA.
VARIABLE ANNUITIES
This Prospectus describes all material features of the Contract. There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are “variable” because the value of your account or the amount of each income payment varies based on the investment performance of the Divisions You choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Division rises or falls based on the investment performance (or “experience”) of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.
The Fixed Interest Account
The Deferred Annuities have a fixed interest rate option called the “Fixed Interest Account.” The Fixed Interest Account may not be available to all Contract Owners. The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). The interest rate for each amount allocated to the Fixed Interest Account is set by us in advance on the beginning of each calendar quarter (January 1, April 1, etc.). The declared interest rate in effect when an allocation to the Fixed Interest Account is made will be credited from the date it is received until the last day of the same calendar quarter of the following year, at which time a renewal rate will be set. Thereafter, each year a renewal rate will apply to that amount plus the interest previously credited to that amount, as long as the amounts remain in the Fixed Interest Account. The renewal rate will be set by us in advance and will apply for 12 months. Interest will be credited to the Fixed Interest Account on a daily basis. Subject to our transfer rules, you may transfer money into and out of the Fixed Interest Account. For information regarding current interest rates, you may contact our Administrative Office. Information about the Fixed Interest Account, including its name, its term and its minimum guaranteed interest rate is available in Appendix A —  Investment Options Available Under the Contract — Fixed Option. Your registered representative can tell you the current and minimum interest rates that apply.
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Because of exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered under the Securities Act of 1933 (the “1933 Act”), and neither the Fixed Interest Account nor our general account has been registered as an investment company under the 1940 Act. The Fixed Interest Account and our general account are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the “Fixed Income Option.” Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Value allocated to the Fixed Interest Account, interest credited to the Fixed Interest Account, and fixed annuity payments are subject to our financial strength and claims-paying ability.
Deferred Annuities
This Prospectus describes the following Deferred Annuities under which You can accumulate money:
●
Non-Qualified
●
Traditional IRA (Individual Retirement Annuities)
●
Roth IRA (Roth Individual Retirement Annuities)
●
SIMPLE IRA (Savings Incentive Match Plan for Employees Individual Retirement Annuities)
●
SEP IRA (Simplified Employee Pensions)
These Deferred Annuities may be issued to You as an individual or to a group (in which case You are then a participant under the group’s Deferred Annuity). A form of the deferred annuity may be issued to a bank that does nothing but hold them as a contract holder. Deferred Annuities may be either:
●
Allocated (Account Value records are kept for You as an individual); or
●
Unallocated (Account Value records are kept for a plan or group as a whole).
The Deferred Annuity and Your Retirement Plan
If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan’s terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer’s or plan administrator’s statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer’s retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how You may be affected.
All individual retirement plan(s) (“IRA(s)”) receive tax deferral under the Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity in an IRA such as the availability of a guaranteed income for life or the death benefit.
Non-Natural Persons as Owners or Beneficiaries. If a non-natural person, such as a trust, is the Owner of a non-qualified Deferred Annuity, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a beneficiary under the Deferred Annuity will generally eliminate
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the beneficiary’s ability to “stretch” or a spousal beneficiary’s ability to continue the Deferred Annuity and the living (if any) and/or death benefits.
A Deferred Annuity consists of two phases: the accumulation or “pay-in” phase and the income or “pay-out” phase. The pay-out phase begins when You either take all of your money out of the account or You elect “income” payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. There is no death benefit during the pay-out phase, however, depending on the pay-out option You elect, any remaining guarantee (i.e., cash refund amount or guaranteed income payments) will be paid to your Beneficiary(ies) (see “Pay-Out (or “Income Options”) for more information). Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are “annuities.”
Plan Terminations
Upon termination of a retirement plan, your employer is generally required to distribute your plan benefits under the Contract to You.
This distribution is in cash or direct rollover to another employer sponsored plan or IRA. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable Early Withdrawal Charges. Outstanding loans, if available will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition, your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See “Income Taxes.”) Early Withdrawal Charges will be waived if the net distribution is made under the exceptions listed in the “Early Withdrawal Charges” section of the Prospectus.
Replacement of Annuity Contracts
Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing annuity contract. You should replace an existing contract only when You determine that the Deferred Annuity is better for You. You may have to pay a withdrawal charge on your existing contract, and the Deferred Annuity may impose a new withdrawal charge period. Before You buy a Deferred Annuity ask your registered representative if purchasing a Deferred Annuity would be advantageous, given the Deferred Annuity’s features, benefits and charges. You should talk to your tax adviser to make sure that this purchase will qualify as a tax-free exchange. If You surrender your existing contract for cash and then buy the Deferred Annuity, You may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Deferred Annuity may be delayed.
We no longer make this Deferred Annuity available, however, current Contract Owners may continue to make additional purchase payments, and new participants may enroll under any issued group Contract.
An Income Annuity
An Income Annuity, also known as an immediate annuity, only has a “pay-out” phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income
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payments You receive will depend on such things as the income payment type You choose, your investment choices and the amount of your purchase payment.
The Income Annuities are no longer available.
PORTFOLIOS
Account Value allocated to a Division will vary based on the investment experience of the corresponding Portfolio in which the Division invests. There is a risk of loss of the entire amount invested. Information regarding the Portfolio investments available under your Contract, including each Portfolio’s (i) name; (ii) type (e.g., money market fund, bond fund, balanced fund, etc.); (iii) investment adviser and any sub-investment adviser; (iv) current expenses; and (v) performance is available in Appendix A to this Prospectus.
Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio’s investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by going on-line to https://dfinview/metlife/tahd/MET000200, calling (800) 560-5001 or through your registered representative. We do not guarantee the investment results of the Portfolios.
Portfolios Which Are Fund of Funds
The following Portfolios available within Brighthouse Trust I, and Brighthouse Trust II are “fund of funds”:
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Aggressive Allocation Portfolio
American Funds® Moderate Allocation Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio
“Fund of funds” Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds (“Underlying ETFs”). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.
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Additional Information About the Portfolios
Some of the investment choices may not be available under the terms of your Contract. The Contract or other correspondence we provide You will indicate the Divisions that are available to You. Your investment choices may be limited because:
●
Your employer, association or other group contract holder limits the available Divisions.
●
We have restricted the available Divisions.
●
Some of the Divisions are not approved in your state.
The Divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of Brighthouse Trust I, Brighthouse Trust II or the American Funds®, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account’s purchase or sale of these mutual fund shares. The Portfolios of Brighthouse Trust I, Brighthouse Trust II and American Funds® are made available only through various insurance company annuities and life insurance policies.
Brighthouse Trust I, Brighthouse Trust II and American Funds® are each a “series” type fund registered with the SEC as an “open-end management investment company” under the 1940 Act. A “series” fund means that each Portfolio is one of several available through the fund.
The Portfolios of Brighthouse Trust I and Brighthouse Trust II pay Brighthouse Investment Advisers, LLC a monthly fee for its services as their investment manager. The Portfolios of the American Funds® pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and Statement of Additional Information (“SAI”) for Brighthouse Trust I, Brighthouse Trust II and American Funds®.
Certain Payments We Receive with Regard to the Portfolios
An investment manager or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company’s role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts. Underlying investment managers or sub-investment managers may have an incentive to promote their underlying funds at these sales meetings and thereby receive greater compensation based on assets under management.
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As of December 31, 2024, approximately 86% of Portfolio assets held in Separate Accounts of MetLife and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and certain of our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby we receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by MetLife and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.
Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio’s 12b-1 Plan, if any, is described in more detail in each Portfolio’s prospectus. (See the Fee Table and “Who Sells the Deferred Annuities and Income Annuities.”) Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company (“MLIDC”). Payments under a Portfolio’s 12b-1 Plan decrease the Portfolio’s investment return.
Portfolio Selection
We select the Portfolios offered through the Contracts based on a number of criteria, including asset class coverage, the strength of the investment manager’s or sub-investment manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Other factors we consider during the selection process are whether the Portfolio’s investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment manager are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised or sub-advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised or sub-advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Value of your Contract resulting from the performance of the Portfolios You have chosen.
Automated Investment Strategies
There are five automated investment strategies available to You. We created these investment strategies to help You manage your money. You decide if one is appropriate for You based upon your risk tolerance and savings goals. These investment strategies are available to You without any additional charges. As with any investment program, no strategy can guarantee a gain — You can lose money. We may modify or terminate any of the strategies at any
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time. If we or You terminate your participation in an automated investment strategy which has allocations to specific Divisions, You will remain invested in the same Divisions until You request allocations to different Divisions. You may have only one automated investment strategy in effect at a time.
The Equity Generator®: An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division, based on your selection. If your Fixed Interest Account Value at the time of a scheduled transfer is zero, this strategy is automatically discontinued. There is no additional charge for electing the Equity Generator. For example, if you elected the Equity Generator and $1,000 of interest was credited to your account each month, then the $1,000 of interest would be transferred from the Fixed Interest Account to the specified Division every month for a 12 month period.
As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and You never request allocation changes or transfers, You will not pay more in Early Withdrawal Charges than your Contract earns. Early Withdrawal Charges may be taken from any of your earnings.
The EqualizerSM: You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. Each quarter, amounts are transferred between the Fixed Interest Account and your chosen Division to make the value of each equal. For example, if You choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division. There is no additional charge for electing the Equalizer.
The Rebalancer®: You select a specific asset allocation for your entire Account Value from among the Divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Value in each option back to your original allocation. In the future, we may permit You to allocate less than 100% of your Account Value to this strategy. There is no additional charge for electing the Rebalancer. For example, if you allocated 25% among four Divisions then on a quarterly basis, we will transfer amounts among those four Divisions so that 25% of your Account Value is in each such Division.
The Index Selector®: You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account Value is allocated among the MetLife Aggregate Bond Index, MetLife Stock Index, MetLife MSCI EAFE® Index, MetLife Russell 2000® Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account. Each quarter, the percentage in each of these Divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the Divisions and the Fixed Interest Account.
In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.
We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.
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The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative (where applicable). There is no additional charge for electing the Index Selector.
You may choose another Index Selector® strategy or terminate your Index Selector® strategy at any time. If You choose another Index Selector® strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to select the Index Selector® strategy again, You must select from the asset allocation models available at that time. There is no additional charge for electing the Index Selector. For example, if you chose the Conservative Model, then on a quarterly basis we would transfer amounts in the Divisions and the Fixed Interest Account so that the balances in each reflect the selected Conservative Model percentage.
The AllocatorSM: Each month, a dollar amount You choose is transferred from the Fixed Interest Account to any of the Divisions You choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account Value is exhausted, this strategy is automatically discontinued. There is no additional charge for electing the Allocator. For example, you may elect to have $100 a month transferred on the 15th of the month from the Fixed Interest Account to a Division for a period of two years.
The Equity Generator® and the AllocatorSM are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You wish to continue the strategy through periods of fluctuating prices.
We will terminate all transactions under any automated investment strategy upon notification of your death.
PURCHASE PAYMENTS
There is no minimum purchase payment. We can reject any purchase payment for any reason. We may also permit You to invest more than the maximum amounts listed below if You obtain our prior approval.
Unless limited by tax law, You may continue to make purchase payments while You receive Systematic Withdrawal Program payments, unless your purchase payments are made through automatic payroll deduction, debit authorization, salary reduction or salary deduction. You may make purchase payments to your Deferred Annuity whenever You choose, up to the date You begin receiving payments from a pay-out option.
We will not accept your purchase payments after your Contract maturity date.
Allocation of Purchase Payments
You decide how your money is allocated among the Fixed Interest Account and the Divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request. Allocation of all purchase payments must be in whole dollar amounts or in full percentages. For example, you may not allocate 33  1∕3% of your purchase payment to any Division.
If You choose to make an allocation to the asset allocation Divisions with your initial purchase payment, 100% of your allocation to the investment choices must be to only one of the asset allocation Divisions. After the initial purchase payment has been made, You may allocate subsequent purchase payments or make transfers from any asset allocation Division to any investment choice or to one or more of the asset allocation Divisions. You will
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remain invested in the same Divisions until You request allocations to different Divisions. We reserve the right to make certain changes to the Divisions.
Automated Purchase Payments
If You purchase a Traditional IRA, a Roth IRA or a Non-Qualified Deferred Annuity, You may elect to have purchase payments made automatically. With “automatic payroll deduction” your employer deducts an amount from your salary and makes the purchase payment for You. With purchase payments through debit authorization your bank deducts money from your bank account and makes the purchase payment for You.
Limits on Purchase Payments
Your ability to make purchase payments may be limited by:
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Federal tax laws;
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Our right to limit the total of your purchase payments to $500,000 or $1,000,000 depending on the tax market in which the Contract was sold. We may change the maximum by telling You in writing at least 90 days in advance;
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Regulatory requirements. For example, if You reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after You have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to You after You turn age 60; or after You turn age 63, if the Deferred Annuity was issued before You were age 61;
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Retirement, for certain Deferred Annuities. You may no longer make purchase payments if You retire;
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Leaving your job (for the SEP and SIMPLE Deferred Annuity).
The Value of Your Investment
We use the term “experience factor” to describe the investment performance for a Division. We calculate Accumulation Unit Values once a day on every day the Exchange is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the “Valuation Period.” We have the right to change the basis for the Valuation Period, on 30 days’ notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the Valuation Period which is the daily equivalent of the Separate Account charge.
Accumulation Units are credited to You when You make purchase payments or transfers into a Division. When You withdraw or transfer money from a Division, Accumulation Units are liquidated. We determine the number of Accumulation Units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.
This is how we calculate the Accumulation Unit Value for each Division:
Step 1:
First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;
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Step 2:
Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and
Step 3:
Finally, we multiply the previous Accumulation Unit Value by this result.
Examples
Calculating the Number of Accumulation Units
Assume You make a purchase payment of $500 into one Division and that Division’s Accumulation Unit Value is currently $10.00. You would be credited with 50 Accumulation Units.
$500	=	50 Accumulation Units
$10
Calculating the Accumulation Unit Value
Assume yesterday’s Accumulation Unit Value was $10.00 and the number we calculate for today’s investment experience (minus charges) for an underlying Portfolio is 1.05 (Step 1 and Step 2 described above). Today’s Accumulation Unit Value is $10.50 ($10.00 × 1.05 = $10.50). The value of your $500 investment is then $525 (50 × $10.50 = $525) (Step 3 described above).
However, assume that today’s investment experience (minus charges) is 0.95 instead of 1.05. Today’s Accumulation Unit Value is $9.50 ($10.00 × 0.95 = $9.50). The value of your $500 investment is then $475 (50 × $9.50 = $475).
TRANSFERS
You may make tax-free transfers between Divisions or between the Divisions and the Fixed Interest Account. Some restrictions may apply to transfers from the Fixed Interest Account to the Divisions. For us to process a transfer, You must tell us:
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The percentage or dollar amount of the transfer;
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The Divisions (or Fixed Interest Account) from which You want the money to be transferred;
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The Divisions (or Fixed Interest Account) to which You want the money to be transferred; and
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Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.
Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.
For additional transfer restrictions see “General Information — Valuation — Suspension of Payments.”
We may require You to:
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Use our forms;
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Maintain a minimum Account Value (if the transfer is in connection with an automated investment strategy); or
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●
Transfer a minimum amount if the transfer is in connection with the Allocator.
RESTRICTIONS ON TRANSFERS
The following is a discussion of frequent transfers/reallocations policies and procedures. They apply to both the “pay-in” and “pay-out” phase of your Deferred Annuity as well as your Income Annuity.
Restrictions on Frequent Transfers/Reallocations. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio’s shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio’s share price (“arbitrage trading”). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios (the “Monitored Portfolios”). These are:
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American Funds Global Small Capitalization Fund
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American Funds Growth Fund
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American Funds Growth-Income Fund
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American Funds The Bond Fund of America
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Baillie Gifford International Stock Portfolio
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CBRE Global Real Estate Portfolio
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Harris Oakmark International Portfolio
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Invesco Global Equity Portfolio
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Invesco Small Cap Growth Portfolio
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Loomis Sayles Global Allocation Portfolio
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Loomis Sayles Small Cap Core Portfolio
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Loomis Sayles Small Cap Growth Portfolio
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MetLife MSCI EAFE® Index Portfolio
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MetLife Russell 2000® Index Portfolio
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MFS® Research International Portfolio
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Neuberger Berman Genesis Portfolio
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T. Rowe Price Small Cap Growth Portfolio
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Western Asset Management Strategic Bond Opportunities Portfolio
We monitor transfer/reallocation activity in the Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there
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were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.
We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
As a condition to making their Portfolios available in our products, American Funds® requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds® requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds® monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds® restrictions. There is no guarantee that this process will detect all contract holders whose transfer/reallocation activity in the American Funds® Portfolios violates this monitoring policy.
Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future transfer/reallocation requests to or from any Monitored Portfolios under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.
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The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners or participants/Annuitants, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners or participants/Annuitants who violate the frequent transfer/reallocation policies established by the Portfolio.
In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.
Restrictions on Large Transfers/Reallocations. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some Portfolio managers have asked us to monitor for “block transfers” where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
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ACCESS TO YOUR MONEY
You may withdraw either all or part of your Account Value from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Value, if less). To process your request, we need the following information:
●
The percentage or dollar amount of the withdrawal; and
●
The Divisions (or Fixed Interest Account) from which You want the money to be withdrawn.
Your withdrawal may be subject to income taxes, tax penalties and Early Withdrawal Charges.
Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.
We may withhold payment of a withdrawal if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
You may submit a written withdrawal request, which must be received at our Administrative Office on or before the date the pay-out phase begins, that indicates that the withdrawal should be processed as of the date the pay-out phase begins, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit Value calculated as of the date the pay-out phase begins.
Systematic Withdrawal Program
If we agree and if approved in your state, You may choose to automatically withdraw a specific dollar amount or a percentage of your Account Value each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Early Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Value will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges (unless You elect to have any applicable withdrawal charges deducted from your Systematic Withdrawal Program payments). To determine if withdrawal charges apply, see “Early Withdrawal Charges” below. Payments under this program are not the same as income payments You would receive from a Deferred Annuity pay-out option or under an Income Annuity. The Systematic Withdrawal Program is not available in conjunction with any automated investment strategy.
If You elect to withdraw a dollar amount, we will pay You the same dollar amount each Contract Year. If You elect to withdraw a percentage of your Account Value, each Contract Year, we recalculate the amount You will receive based on your new Account Value.
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If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro rata from the Fixed Interest Account and any Divisions in which You have an Account Value.
Calculating Your Payment Based on a Percentage Election for the First Contract Year You Elect the Systematic Withdrawal Program: If You choose to receive a percentage of your Account Value, we will determine the amount payable on the date these payments begin. When You first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if You select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000, and there are six months left in the Contract Year, we will pay You $2,000 a month.
Calculating Your Payment for Subsequent Contract Years of the Systematic Withdrawal Program: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay You over the Contract Year either the amount that You chose or an amount equal to the percentage of your Account Value You chose. For example, if You select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Value equals $12,000 at the start of a Contract Year, we will pay You $1,000 a month.
If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account You selected, the payments will be taken out pro rata from the Fixed Interest Account and any Divisions in which You then have money.
Selecting a Payment Date: You select a payment date which becomes the date we make the withdrawal. We must receive your request in Good Order at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should request payment by the 20th day of the preceding month.) If we do not receive your request in time, we will make the payment the following month on the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made at any time. If You make any of these changes, we will treat your request as though You were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at our Administrative Office at least 30 days in advance.
Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us at our Administrative Office. We will also terminate your participation in the program upon notification of your death.
Systematic Withdrawal Program payments may be subject to an Early Withdrawal Charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When You first elect the program, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the Early Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.
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Minimum Distribution
In order for You to comply with certain tax law provisions, You may be required to take money out of your Deferred Annuity. Rather than receiving your required minimum distribution in one annual lump-sum payment, You may request that we pay it to You in installments throughout the calendar year. However, we may require that You maintain a certain Account Value at the time You request these payments. You may not have a Systematic Withdrawal Program in effect if we pay your minimum required distribution in installments. We will terminate your participation in the program upon notification of your death.
CHARGES
Annual Contract Fee
There is no Separate Account Annual Contract Fee.
●
For the Non-Qualified, Traditional IRA, Roth IRA and SEP Deferred Annuities, You pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Value is less than $20,000 and You are not enrolled in an automatic payment program.
●
For the SIMPLE IRA Deferred Annuity, You pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than $20,000 and You do not make a purchase payment during the Contract Year.
Charges Paid When Money is in a Division
There are two types of charges You pay while You have money in a Division:
●
Separate Account charge and
●
Investment-related charge.
We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Early Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Contract charges.
Separate Account Charge
You will pay an insurance-related charge for the Separate Account (also described in this Prospectus as a “Base Contract Charge”) that is no more than 1.25% annually of the average value of the amount You have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.
General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.
The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your “pay-in” phase is larger than your Account Value. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk). The Separate Account charge You pay will not reduce the number
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of Accumulation Units credited to You. Instead, we deduct the charge as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while You have this Contract.
Portfolio Company Charges and Expenses
Charges are deducted from and expenses paid out of the assets of the Portfolios that are described in the prospectuses for those Portfolios. Shares of the Portfolios are purchased for the Separate Account at their net asset value. The net asset value of Portfolio shares is determined after deduction of the fees and charges. For further information, consult the prospectus for each Portfolio and Appendix A.
Premium and Other Taxes
Some jurisdictions tax what are called “annuity considerations.” These may apply to purchase payments, Account Values and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Values or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may also deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.
Premium taxes, if applicable, depend on the Contract You purchased and your home state or jurisdiction and range from 0% to 3.50% of Account Value (or, if applicable, purchase payments).
We also reserve the right to deduct from purchase payments, Account Value, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Contract. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contract. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.
We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Early Withdrawal Charges
An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments made less than 8 years before the date of the withdrawal. The Early Withdrawal Charge does not apply in certain situations or upon the occurrence of certain events or circumstances. To determine the Early Withdrawal Charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or Divisions from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an Early Withdrawal Charge, then from other purchase payments on a “first-in-first-out” (oldest money first) basis and then
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from earnings. Once we have determined the amount of the Early Withdrawal Charge, we will then withdraw it from the Fixed Interest Account and the Divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. For example, if the Early Withdrawal Charge is greater than the available purchase payments, then we will take the Early Withdrawal Charges, in whole or in part, from your earnings.
For partial withdrawals, the Early Withdrawal Charge is determined by dividing the amount that is subject to the Early Withdrawal Charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the Early Withdrawal Charge. We will treat your request as a request for a full withdrawal if your Account Value is not sufficient to pay both the requested withdrawal and the Early Withdrawal Charge.
For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an Early Withdrawal Charge and pay You the rest.
The Early Withdrawal Charge on purchase payments withdrawn is as follows:
During Purchase Payment Year	Percentage
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 & Later	0%
Early Withdrawal Charges may be waived or reduced for certain Deferred Annuities because we have reduced sales costs associated with them.
The Early Withdrawal Charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of Early Withdrawal Charges we collect. However, we believe that our sales costs may exceed the Early Withdrawal Charges we collect. If so, we will pay the difference out of our general profits.
When No Early Withdrawal Charge Applies
In some cases, we will not charge You the Early Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet one of the conditions listed below.
You do not pay an Early Withdrawal Charge:
●
On transfers You make among the Divisions or to or from the Fixed Interest Account.
●
On withdrawals of purchase payments You made over eight years ago.
●
If You choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).
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●
If You die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.
●
If your Contract permits and your spouse is substituted as the Contract Owner of the Deferred Annuity and continues the Contract, that portion of the Account Value that equals the “step up” portion of the death benefit.
●
If You withdraw up to 10% of your Account Value each Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time You make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% will You have to pay Early Withdrawal Charges.
●
If the withdrawal is required for You to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if You have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Code.
●
Because You accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.
●
Subject to availability in your state, if the Early Withdrawal Charge that would apply if not for this provision (1) would constitute less than 0.50% of your Account Value and (2) You transfer your total Account Value to certain eligible contracts issued by MetLife or one of its affiliated companies and we agree.
●
Except in the state of Massachusetts, on your first withdrawal to which an Early Withdrawal Charge would otherwise apply, and either You or your spouse:
●
Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or
●
Is diagnosed with a terminal illness and not expected to live more than a year.
●
If You have transferred money which is not subject to a withdrawal charge (because You have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.
When A Different Early Withdrawal Charge May Apply
If You transferred money from certain eligible MetLife contracts into the Deferred Annuity, You may have different Early Withdrawal Charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.
Amounts transferred before January 1, 1996:
We credit your transfer amounts with the time You held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges (determined as previously described) for transferred amounts from your original Contract:
During Purchase Payment Year	Percentage
1	5%
2	4%
3	3%
4	2%
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During Purchase Payment Year	Percentage
5	1%
6 and Beyond	0%
Amounts transferred on or after January 1, 1996:
For certain Contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original Contract’s exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges for transferred amounts from your original Contract:
During Transfer Year	Percentage
1	5%
2	4%
3	3%
4	2%
5	1%
6 and Beyond	0%
●
If we issued the other Contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other Contract as if they were made under the Deferred Annuity as of the date we received them under that Contract.
●
Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time You held them under your original Contract.
Divorce. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.
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BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract:
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit
Guarantees that the
death benefit will not
be less than the
greatest of (1) your
Account Value; (2) Your
highest Account Value
as of December 31
following the end of
your fifth Contract Year
and at the end of every
other five year period.
In any case, less any
later partial
withdrawals, fees and
charges; or (3) the
total of all of your
purchase payments less
any partial
withdrawals, fees and
charges.
		Standard	None	●Withdrawals could significantly reduce the benefit.
The Equity Generator®	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.	Standard	None	●Benefit limits available investment options. ●If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
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Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Equalizer SM
You start with equal
amounts of money in
the Fixed Interest
Account and your
choice of either the
MetLife Stock Index
Division or the Frontier
Mid Cap Growth
Division. Each quarter,
amounts are
transferred between
the Fixed Interest
Account and your
chosen Division to
make the value of each
equal.
		Standard	None	●Benefit limits available investment options.
The Rebalancer®
You select a specific
asset allocation for
your entire Account
Balance from among
the Divisions and the
Fixed Interest Account,
if available. Each
quarter we transfer
amounts among these
options to bring the
percentage of your
Account Balance in
each option back to
your original
allocation.
		Standard	None	●In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.
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Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Index Selector®
You may select one of
five asset allocation
models which are
designed to correlate
to various risk
tolerance levels. Each
quarter the percentage
in each of the Divisions
in which the model
invests and any Fixed
Interest Account is
brought back to the
selected model
percentage by
transferring amounts
among the Divisions
and any Fixed Interest
Account.
		Standard	None	●Benefit limits available investment options.
The Allocator SM
Each month, a dollar
amount You choose is
transferred from the
Fixed Interest Account
to any of the Divisions
You choose. You select
the day of the month
and the number of
months over which the
transfers will occur.
		Standard	None	●A minimum periodic transfer of $50 is required. ●Once your Fixed Interest Account Value is exhausted, this strategy is automatically discontinued.
Systematic Withdrawal Program	Automatically withdraws a specific dollar amount or a percentage of your Account Balance of your choice each Contract Year.	Standard	None
●Not available in all
states.
●Income taxes, tax
penalties and
Withdrawal Charges
may apply to your
withdrawals.
●Subject to our
required minimums
and administrative
restrictions.
●Not available in
conjunction with any
automated
investment strategy.

*
If your annuity was issued in connection with an employer plan, you should check with your employer regarding the availability of benefits.
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Death Benefit
One of the insurance guarantees we provide You under your Deferred Annuity is that your beneficiaries will be protected during the “pay-in” phase against market downturns. You name your beneficiary(ies). If You die during the pay-in phase, the death benefit the beneficiary receives will be the greatest of:
●
Your Account Value;
●
Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or
●
The total of all of your purchase payments less any partial withdrawals, fees and charges.
The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary, if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk.
If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method.
Until the beneficiary (or each beneficiary if there are multiple beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk.
Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Value in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions until each of the other beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.
Subject to the minimum amount requirements described in “Minimum Size of Your Income Payment”, your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take the payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.
If permitted in the Contract, if the beneficiary is your spouse, he/she may be substituted as the purchaser of the Deferred Annuity and continue the Contract under the terms and conditions of the Contract that applied prior to the Owner’s death, with certain exceptions described in the Contract. In that case, the Account Value will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in a Division and the Fixed Interest Account as each bears to the total Account Value.) If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include
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highest Account Value as of December 31 following the end of the fifth Contract Year and every other five-year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable Early Withdrawal Charges will be assessed against future withdrawals.
Your beneficiary may also continue the Traditional IRA Deferred Annuity in your name. In that case the Account Value is reset to equal the death benefit on the date the beneficiary submits the necessary documentation in Good Order. (Any additional amounts added to the Account Value will be allocated in the same proportions to each value in a Division and the Fixed Interest Account as each bears to the total Account Value.) There is no second death benefit payable upon the death of the beneficiary. Your beneficiary may not make additional purchase payments; he or she is permitted to make transfers. Your beneficiary will not bear any Early Withdrawal Charges.
There is no death benefit once the income or “pay-out” phase begins, however, depending on the pay-out option you select, any remaining guarantee will be paid to your beneficiary.
Total Control Account
The beneficiary may elect to have the Contract’s death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You, subject to our current established administrative procedures and requirements.
Assets backing the Total Control Account are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Account, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.
Pay-Out Options (or Income Options)
You may convert your Deferred Annuity into a regular stream of income after your “pay-in” or “accumulation” phase. The pay-out phase is often referred to as “annuitizing” your Contract. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Value (less any premium taxes and applicable Contract fees), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. Once your Contract is fully annuitized, You will not be able to withdraw any Account Value. The variable pay-out option may not be available in all states.
When considering a pay-out option, You should think about whether You want:
●
Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;
●
A fixed dollar payment or a variable payment; or
●
A refund feature.
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Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse’s lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which You will receive your income payments. If You do not tell us otherwise, your Fixed Interest Account Value will be used to provide a Fixed Income Option and your Separate Account Value will be used to provide a variable pay-out income option.
You can change or extend the date income payments begin at any time before the date specified in the Contract with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).
Please be aware that once your Contract is annuitized, depending on the pay-out option You elect, any remaining guarantee (i.e., cash refund amount or guaranteed income payments) will be paid to your Beneficiary(ies). In addition, once your Contract is fully annuitized, You will not be able to withdraw any Account Value.
Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the “Income Annuities” heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase.
INCOME ANNUITIES
Income Annuities provide You with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, You may receive your payments on a monthly, quarterly, semi-annual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that You begin receiving payments immediately or You can apply the Account Value of your Deferred Annuity to a pay-out option to receive payments during your “pay-out” phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your “pay-out” phase, You may defer receiving payments from us for one year after You have purchased an immediate annuity. You bear any investment risk during any deferral period. We no longer offer the Income Annuities.
We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If You annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.
Using proceeds from the following types of arrangements, You may purchase Income Annuities to receive immediate payments:
●Non-Qualified	●Roth IRA	●SIMPLE IRA
●Traditional IRA	●SEP IRA
If You have accumulated amounts in any of your employer’s, association’s or group’s investment vehicles, your lump sum rollover or transfer from that investment vehicle may be used to purchase an appropriate Income Annuity as long as applicable Federal income tax requirements are met.
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If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer’s or plan administrator’s statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how You may be affected.
Income Payment Types
Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when You decide to take a pay-out option or at application; we will not make that decision for You.
Your decision is irrevocable.
There are three people who are involved in payments under your Income Annuity:
●
Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.
●
Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.
●
Beneficiary: the person who receives continuing payments or a lump sum payment if the Owner dies. Many times, the Owner and the Annuitant are the same person.
When deciding how to receive income, consider:
●
The amount of income You need;
●
The amount You expect to receive from other sources;
●
The growth potential of other investments; and
●
How long You would like your income to last.
Your income payment amount will depend in large part on the type of income payment You choose. For example, if You select a “Lifetime Income Annuity for Two,” your payments will typically be lower than if You select a “Lifetime Income Annuity.” Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or Joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger. Where required by state law or under a qualified retirement plan, the Annuitant’s sex will not be taken into account in calculating income payments. Annuity rates will not be less than those guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. Tax rules may prohibit election of Lifetime Income for Two income types and/or may also prohibit payments for as long as the Owner’s life in certain circumstances. The terms of your Contract will determine when your income payments start and the frequency with which You will receive your income payments. When You select an income type, it will apply to the fixed and/or variable income payment election made by You at the time of annuitization.
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We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations.
The following income payment types are available and once elected you may not make withdrawals from the income option. We may make other options available from time to time. You must select an income payment option or actively defer income payments once the Annuitant or Joint Annuitant (if younger than the Annuitant) turns age 85. The default income payment type is a Lifetime Income Annuity with a Guarantee Period of 10 years. If You defer taking an income option, your Contract will mature once the Annuitant (or Joint Annuitant, if younger) turns age 100 (age 90 for Contracts issued as a Roth IRA).
Lifetime Income Annuity: An income type that is paid as long as the Annuitant is living.
Lifetime Income Annuity with a Guarantee Period: An income type that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity until the end of the guaranteed period. If the Contract Owner dies during the guarantee period, payments will be made to the beneficiary in accordance with the Code. No payments are made once the guarantee period has expired and the Annuitant is no longer living.
Lifetime Income Annuity with a Refund: An income type that is paid as long as the Annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the Annuitant dies before the total of all income payments received equals the purchase payment, we will pay the Contract Owner (or the beneficiary, if the Contract Owner is not living) the difference in a lump sum.
Lifetime Income Annuity for Two: An income type that is paid to the Annuitant(s) as long as the Contract Owner is living. After the Contract Owner dies, payments continue to be made to the Annuitant(s) either for (1) life (provided certain Federal tax law requirements are met) or (2) ten (10) years. Payments made for life to the Annuitant after the death of the Contract Owner may be the same as those made while the Contract Owner was living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the Annuitants are no longer living.
Lifetime Income Annuity for Two with a Guarantee Period: An income type that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Owner of the annuity until the end of the guaranteed period. If the Owner dies during the guarantee period, payments will be made to the beneficiary in accordance with the Code. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both Annuitants are no longer living.
Lifetime Income Annuity for Two with a Refund: An income type that is paid as long as either Annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both Annuitants die before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.
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Income Annuity for a Guaranteed Period: An income type that is payable for a permitted guaranteed period. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a Contract with this income payment type. If the Owner dies before the end of the guarantee period, payments are made to the beneficiary in accordance with the Code. No payments are made after the guarantee period has expired.
Minimum Size of Your Income Payment
Your initial income payment must be at least $50. If You live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to provide this minimum initial income payment.
Allocation
You decide what portion of your income payment is allocated among the Fixed Income Option and the Divisions.
The Value of Your Income Payments
Amount of Income Payments
Variable income payments from a Division will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.
The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains fixed for the duration of the Contract if no reallocations are made.
The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.
Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then-current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the Contract Owner that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the Contract Owner will be given the benefit of the higher rates.
Annuity Units
Annuity Units are credited to You when You make a purchase payment or make a reallocation into a Division. Before we determine the number of Annuity Units to credit to You, we reduce a purchase payment (but not a reallocation) by any premium taxes and the Contract fee, if applicable. We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to a Division) by the Annuity Unit Value on the date of the transaction. The result is the number of Annuity Units credited for that Division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When You
44

reallocate an income payment from a Division, Annuity Units supporting that portion of your income payment in that Division are liquidated.
AIR
Your income payments are determined by using the AIR to benchmark the investment experience of the Divisions You select. We currently offer a 3% and 4% AIR. Certain states may require a different AIR or a cap on what AIR may be chosen. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Divisions.
The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract’s issue date, then the amount of that payment will be determined on your Contract’s issue date.
The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.
Valuation
This is how we calculate the Annuity Unit Value for each Division:
●
First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;
●
Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;
●
Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and
●
Finally, we multiply the previous Annuity Unit Value by this result.
Reallocations
You may make reallocations among the Divisions or from the Divisions to the Fixed Income Option. Once You reallocate your income payment into the Fixed Income Option You may not later reallocate amounts from the Fixed Income Option to the Divisions. If You reside in certain states You may be limited to four options (including the Fixed Interest Option).
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Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the Divisions or Fixed Income Option to generate your income payments.
Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange on that business day. All other reallocation requests in Good Order will be processed on the next business day.
For us to process a reallocation, You must tell us:
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The percentage of the income payment to be reallocated;
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The Divisions from which You want the income payment to be reallocated; and
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The Divisions or Fixed Income Option (and the percentages allocated to each) to which You want the income payment to be reallocated.
When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.
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First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;
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Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;
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Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation; and
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Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.
When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.
You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a beneficiary’s ability to make a reallocation.
Here are examples of the effect of a reallocation on the income payment:
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Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125 ÷ $100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)
●
Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by
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Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will be made to the number of Annuity Units in both Divisions as well.)
GENERAL INFORMATION
Administration
All transactions will be processed in the manner described below.
Purchase Payments
Send your purchase payments, by check, cashier’s check or certified check made payable to “MetLife,” to our Administrative Office. We reserve the right to receive purchase payments by other means acceptable to us. We do not accept cash, money orders or traveler’s checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments.
We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access To Your Money.”) If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.
Purchase payments (including any portion of your Account Value under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in Good Order at our Administrative Office, except when they are received:
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On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or
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After the close of the Exchange.
In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.
We reserve the right to credit your initial purchase payment to You within two days after its receipt at our Administrative Office. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.
Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which You are a participant or member must identify You on their reports to us and tell us how your money should be allocated among the Divisions and the Fixed Interest Account/Fixed Income Option.
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Confirming Transactions
You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Processing Transactions
We permit You to request transactions by mail, telephone, facsimile, email, and Internet. We may require specific forms for certain transactions. We may suspend or eliminate telephone, email or Internet privileges at any time for all or any transaction types, without prior notice. We reserve the right not to accept requests for transactions by facsimile.
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners’ requests and elections and day-to-day record keeping, are all executed through computer networks and systems.
If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an Owner’s account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.
Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.
By Telephone, Facsimile, Email or Internet
You may request a variety of transactions and obtain information by telephone, email, facsimile or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Some of the information and transaction requests accessible to You include:
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Account Balance,
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Unit Values,
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Current rates for the Fixed Interest Account,
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Transfers,
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Changes to investment strategies, and
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Changes in the allocation of future purchase payments.
For your Deferred Annuity in the pay-out phase or Income Annuity, You may obtain information and initiate transactions through our toll-free number, (800) 560-5001. Our customer service consultants are available by telephone between 8:00 a.m. and 6:00 p.m. Eastern Time each business day.
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We have put into place reasonable security procedures to ensure that instructions communicated by telephone, email or Internet are genuine. For example, all telephone calls are recorded. Also, You will be asked to provide some personal data prior to giving your instructions over the telephone, email or through the Internet. When someone contacts us by telephone, email or Internet and follows our security procedures, we will assume that You are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that You have trouble reaching us, requests should be made in writing to our Administrative Office.
Telephone, email, facsimile and computer systems may not always be available. Any telephone, email, facsimile or computer system, whether it is yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, You should make your transaction request in writing to our Administrative Office.
Response times for the telephone, email, facsimile or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.
We are not responsible or liable for:
●
any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or
●
any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone requests, and providing written confirmation of the transaction, in order to confirm that requests communicated by telephone, fax, email, Internet or other means are genuine. Any telephone, fax, email, or Internet requests reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, You will bear the risk of loss. If we do not employ reasonable procedures to confirm that requests communicated by telephone, fax, email or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Administrative Office to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
After Your Death
If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. For example, if You request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the
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pay-out phase so provides. Or, depending on your Income Annuity’s or annuitized Deferred Annuity’s provisions, we may continue making payments to a joint Annuitant or pay your beneficiary a refund.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare annuity Contracts to be abandoned after a period of inactivity of two to five years from the Contract’s maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation and within certain mandated time periods. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your beneficiary designations, including complete contact information, if and as it changes. Please call (800) 560-5001 to make such changes.
Misstatement
We may require proof of age or sex (where permitted) of the Annuitant, Contract Owner, or beneficiary before making any payments under this Contract that are measured by the Annuitant’s, Contract Owner’s, or beneficiary’s life. If the age or sex (where permitted) of the measuring life has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age and sex (where permitted).
Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any underpayments.
Third Party Requests
Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners, and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.
Valuation — Suspension of Payments
We separately determine the Accumulation Unit Value and Annuity Unit Value for each Division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.
When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedures, we will make withdrawals and transfers/reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of Annuity Units You receive on the next available Annuity Unit Value.
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We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:
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rules of the SEC so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or
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during any other period when the SEC by order so permits.
We may also suspend or postpone payment for a withdrawal or income payment when we have a reasonable belief that the payment being requested is connected to financial exploitation of a Specified Adult. A Specified Adult is a person who is aged 65 or older or a person aged 18 or older who has a mental or physical impairment that renders the individual unable to protect his or her own interests. If we reasonably suspect financial exploitation of a Specified Adult, we will place a temporary hold on the payment, transfer the amount of the payment to the Fixed Interest Account and provide notification to You, the Trusted Contact Person(s) on file and any other party authorized to make transactions under the Contract that a hold has been placed on the payment(s) pending further investigation. A Trusted Contact Person is the person or persons designated by You as a person we may contact should we not be able to contact You or if You are a Specified Adult and we reasonably believe or suspect that You have or are being financially exploited. The Trusted Contact Person may be changed by You by contacting our Administrative Office. We may hold the payment for up to 15 business days (or longer under certain conditions) after the temporary hold was placed while we conduct further investigation, unless the period is extended by a regulator or court order.
Withdrawals
We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at our Administrative Office, but we may delay payment as permitted by law, under certain circumstances. (See “Valuation — Suspension of Payments.”) We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Interest Account for the period permitted by law, but for not more than six months.
Changes to Your Deferred Annuity or Income Annuity
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of Contract Owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:
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To operate the Separate Account in any form permitted by law.
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To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations transactions permitted.
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To transfer any assets in a Division to another Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Divisions in the Separate Account.
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To substitute for the Portfolio shares in any Division, the shares of another class of Brighthouse Trust I, Brighthouse Trust II or the shares of another investment company or any other investment permitted by law.
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●
To change the way we assess charges, but without increasing the maximum aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.
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To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.
If any changes result in a material change in the underlying investments of a Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.
Voting Rights
Based on our current view of applicable law, You have voting interests under your Deferred Annuity or Income Annuity concerning Brighthouse Trust I, Brighthouse Trust II or American Funds® proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.
We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio’s shares based on our own judgment.
You are entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account and any other having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.
There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semi-annual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners or Annuitants may control the outcome of a vote. Shares of Brighthouse Trust I, Brighthouse Trust II or American Funds® that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:
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The shares for which voting instructions are received; and
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The shares that are voted in proportion to such voting instructions.
However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio’s shares based on our judgment.
Who Sells the Deferred Annuities and Income Annuities
The Contracts are no longer available for sale. MetLife Investors Distribution Company (“MLIDC”) is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in
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distributing the Deferred Annuities and Income Annuities (e.g., commissions payable to the retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts.
MLIDC’s principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at (800) 289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
The Contracts were sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Contracts also could have been sold through the mail, the Internet or by telephone.
There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities. MLIDC pays compensation based upon a “gross dealer concession” model. With respect to the Deferred Annuities, the gross dealer concession ranges from 0% to 4.5% of each purchase payment and, starting in the second Contract Year gross dealer concession ranges from 0% to 0.18% of the Account Value or amount available from which income payments are made each year that the Contract is in force for servicing the Contract. With respect to Income Annuities, the gross dealer concession is 0% to 4% of the purchase payment and, starting in the second year, 0% to 0.04% of the amount available from which income payments are made for each year the Contract is in force for servicing the Income Annuity.
We may make payments to MLIDC that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for MLIDC’s management team, advertising expenses, and other expenses of distributing the Contracts. MLIDC’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with MLIDC. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm’s guidelines directly from us or the distributor.
Financial Statements
The financial statements of the Separate Account and the financial statement of MetLife are located in the Statement of Additional Information.
When We Can Cancel Your Deferred Annuity or Income Annuity
We may not cancel your Income Annuity.
We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 36 consecutive months and your Account Value is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we cancel a Deferred Annuity
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issued in New York, we will return the full Account Value. In all other cases, You will receive an amount equal to what You would have received if You had requested a total withdrawal of your Account Value. Federal tax law may impose additional restrictions on our right to cancel your IRA and Roth IRA Deferred Annuity. Early Withdrawal Charges may apply.
We will not terminate any Contract if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if your plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Account Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.
FEDERAL TAX CONSIDERATIONS
Introduction
The following is a brief summary of some tax rules and includes information about different types of tax markets and benefits, not all of which may be available under the Contract, as applicable. It is not intended as tax advice. The Internal Revenue Code (“Code”) and the provisions of the Code that govern Deferred Annuities are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your MetLife annuity contract (“Contract”). Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.
When you invest in an annuity Contract, you usually do not pay taxes on your investment gains until you withdraw the money — generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (“ERISA”).
We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
Any Code reference to “spouse” includes those persons who enter into lawful marriages under state law, regardless of sex.
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Non-Qualified Annuity Contracts
This discussion assumes the Contract is an annuity Contract for Federal income tax purposes that is not held in a tax qualified “plan” defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or governmental 457(b) plans. Deferred Annuities owned through such plans are referred to below as “qualified” contracts.
Accumulation
Generally, an owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract, until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payment or commutation. This deferral of taxation on accumulated value in the Contract, is limited to Deferred Annuities owned by or held for the benefit of “natural persons.” A Contract, will be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract, as an agent for the exclusive benefit of a natural person.
In contrast, a Contract, owned or not treated as held by a “natural person,” such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Contract, as applicable, in the year earned. Note that in this regard, an employer which is the owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees, or otherwise, is considered a non-natural owner and any annual increase in the Contract value will be subject to current income taxation.
Surrenders or Withdrawals — Early Distribution
If You take a withdrawal from your Contract, or surrender your Contract, prior to the date You commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount You receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax).
The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for “early” distribution if such withdrawal is taken prior to You reaching age 59 1∕2, unless an exception applies.
Exceptions include, but are not limited to, distributions made:
(a) on account of your death or disability,
(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of You and your designated beneficiary, or
(c) under certain immediate income annuities providing for substantially equal payments made at least annually.
If You receive systematic payments that You intend to qualify for the substantially equal periodic payments (“SEEP”) exception noted above, certain modifications (except due to death or disability) to your payment before age 59 1∕2 or within five years after beginning these payments, whichever is later, may result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract and additional withdrawals from the Contract. However, the SEEP exception may continue to apply to:
(1) a tax-free rollover, transfer or exchange to another eligible arrangement if the combined distributions from the old and new arrangements continue to satisfy the exception, and
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(2) payments from annuities that otherwise satisfy the RMD rules.
You should consult your tax adviser about your particular situation.
For non-qualified Contracts, amounts received under the exercise of a partial withdrawal may be treated as taxable income. Exercise of a withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.
If your Contract, has been purchased with an Optional Two-Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax purchase payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (“IRS”) may consider that Contract, charges attributable to the guaranteed death benefits are to be treated as distributions from the Contract, to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits (where applicable)
If You have purchased any Guaranteed Withdrawal Benefit (“GWB”) where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Contract value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Contract value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Contract value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See “Taxation of Payments in Annuity Form” below.)
MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with Federal income tax rules and/or IRS guidance (whether formal or informal).
Aggregation
If You purchase two or more Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since
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the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity Contract may be exchanged tax-free in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or “deemed” distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Contract, (your “gain”). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether these rules apply to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.
A transfer of ownership of the Contract or the designation of an Annuitant or other beneficiary who is not also the Contract owner, may result in income or gift tax consequences to the Contract owner. You should consult your tax adviser if You are considering such a transfer or assignment.
Death Benefits
The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the Contract must be distributed in accordance with Section 72(s) of the Code. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.
If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person. Naming a non-natural person, such as a trust or estate, as a designated beneficiary, may eliminate the ability to stretch the payment over an individual’s life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a non-qualified contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of death benefit features.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Contract owner.
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For Deferred Annuities owned by a non-natural person, the required distribution rules apply upon the death or change in the primary Annuitant. If there is more than one Annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, owners of variable annuity non-qualified contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract such as the number of Portfolios available and the flexibility of the Contract owner to allocate purchase payments and transfer amounts among the Divisions have not been addressed. While we believe that the Contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract owner from being treated as the owner of the Separate Account assets supporting the Contract.
Taxation of Payments in Annuity Form
Payments received from the Contract in the form of an annuity are taxed differently depending on whether You select a fixed or variable payment option. For fixed annuity payments, payments are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The exclusion ratio is applied to each fixed annuity payment to determine the portion that is a non-taxable return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract, is fully recovered.
Variable annuity payments are expected to fluctuate and the amount You may receive is uncertain. Variable annuity payments are taxable as ordinary income to the extent they exceed the portion of each annuity payment that is determined to be a non-taxable return of your investment in the Contract. The non-taxable return of your investment in the Contract is determined by dividing the investment in the Contract (with adjustment) by the number of years over which it is anticipated the annuity will be paid. In general, your investment in the Contract is recovered pro-rata over the expected payment period.
We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater — or less — than the taxable amount determined by us and reported by us to You and the IRS.
Once You have recovered the investment in the Contract further annuity payments are fully taxable.
If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Start Date.
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Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract or a long-term care contract as part of a tax-free exchange.
If the Contract allows, You may elect to convert less than the full value of your Contract, to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract or Deferred Annuity and the deferred portion. An exclusion ratio or excludable amount will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.
The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.
Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a Contract thus requiring payout of any remaining interest in the Contract within five years of a Contract owner’s death (or the primary annuitant’s death where the Contract owner is not a natural person) or over the designated beneficiary’s life (or over a period no longer than the beneficiary’s remaining life expectancy) with such payments beginning within 12 months of the date of death if a Contract owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of a Contract owner’s death (or of a primary annuitant’s death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Medicare tax on the lesser of:
(1) the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or governmental plans under 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S.
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Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident may be subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.
Qualified Annuity Contracts
Introduction
The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A Contract, may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.
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Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (“IRS”) may consider that Contract charges attributable to the guaranteed death benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the Contract will only accept a single purchase payment consisting of a transfer or rollover from another SIMPLE IRA.
For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If You meet certain requirements, your Roth IRA earnings can be received free of Federal income taxes.
With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise (where permitted). The amount we will withhold is determined by the Code.
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Guaranteed Withdrawal Benefits (where applicable)
If You have purchased the Lifetime Withdrawal Guarantee benefit (“LWG”), where otherwise made available, note the following:
In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Contract value.
If You have purchased any Guaranteed Withdrawal Benefit or LWG, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Contract value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Contract value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with Federal income tax rules and/or IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1∕2
A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for “early” distribution if taken prior to age 59 1∕2, unless an exception applies. The penalty rate is 25% for SIMPLE plan Deferred Annuities if the withdrawal occurs within the first 2 years of your participation in the plan.
These exceptions include but are not limited to withdrawals made:
(a) on account of your death or disability, or
(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or life expectancies) of You and your designated beneficiary and You are separated from employment.
If You receive systematic payments that You intend to qualify for the “substantially equal periodic payments” exception noted above, certain modifications (except due to death or disability) to your payment before age 59 1∕2 or within five years after beginning these payments, whichever is later, may result in the retroactive imposition of the 10% Federal income tax penalty with interest (25% for certain SIMPLE plan withdrawals). Such modifications may include but are not limited to additional purchase payments to the Contract and additional withdrawals from the Contract. However, the SEEP exception may continue to apply to:
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(1) a tax-free rollover, transfer or exchange to another eligible arrangement if the combined distributions from the old and new arrangements continue to satisfy the exception, and
(2) payments from annuities that otherwise satisfy the RMD rules.
You should consult your tax adviser about your particular situation.
The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions to the Federal income tax penalty for early distributions may be applicable under certain circumstances and special rules may apply or may become applicable in connection with the exceptions enumerated above. You should consult with your tax advisor for further details.
Rollovers
Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).
Nevertheless, Contracts held in certain employer plans may be transferred in part pursuant to a QDRO.
Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. Federal tax law limits You to making only one 60-day rollover from an IRA to another IRA in any 12-month period and the limit is applied across all IRAs that You own, including SEP, SIMPLE, and Roth IRAs. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that You participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Generally, a distribution may be eligible for rollover, but certain types of distributions cannot be rolled over, such as distributions received:
(a) to meet minimum distribution requirements,
(b) for financial hardship, or
(c) for a period of ten or more years or for life.
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20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the applicable withholding amount.
Death Benefits
The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
CONTRACTS ANNUITIZED ON OR BEFORE 12/20/19 AND DEATHS OCCURRING ON OR BEFORE 12/31/19
Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Start Date).
If You die on or after your Annuity Start Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If You die before your Annuity Start Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).
Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.
If the IRA is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Contract owner. If your Contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1∕2.
Your spouse may elect to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
CONTRACTS ANNUITIZED AFTER 12/20/19 AND DEATHS OCCURRING AFTER 12/31/19
Distributions required from a qualified Contract following Your death must be fully distributed to designated beneficiaries within ten (10) years after the date of death. This distribution period applies regardless of whether You die before, on, or after the Annuity Start Date. In addition, if Your death occurs on or after Your Annuity Start
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Date, designated beneficiaries must also take an annual required minimum distribution beginning in the first calendar year after the calendar year of Your death. Separate rules apply to a designated beneficiary who is an Eligible Designated Beneficiary.
An Eligible Designated Beneficiary is an individual who, on the date of death, is:
(1) Your surviving spouse;
(2) Your child who has not yet reached the age of majority (as defined by federal tax law);
(3) a chronically ill individual as defined by the Code; or
(4) any other individual who is not more than ten (10) years younger than You.
An Eligible Designated Beneficiary may receive the remaining portion of the interest in the Contract over his/her life or life expectancy, beginning in the year following the year of death.
If your Contract permits, your Eligible Designated Beneficiary spouse may delay the start of these payments until December 31 of the year You would have reached your Required Beginning Date.
Following the death of an Eligible Designated Beneficiary, the remaining interest in the Contract must be distributed within ten (10) years. In addition, a child who is an Eligible Designated Beneficiary because he or she has not yet reached the age of majority must have the remaining interest in the Contract fully distributed within ten (10) years after reaching the age of majority.
Your spouse may elect to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
NON-DESIGNATED BENEFICIARIES
Distributions required from a qualified Contract following your death must generally be distributed to Non-designated beneficiaries (for example, charitable organizations or nonqualified trusts) within five (5) years of the date of death. However, if your death occurs after the Required Beginning Date, the benefits may be paid out to the non-designated beneficiary at least as rapidly as under the method of distribution being used as of the date of death.
Required Minimum Distributions
Generally, You must begin receiving amounts from your retirement plan by April 1st following the latter of:
(a) the calendar year in which You reach your Required Beginning Date (as defined by Section 401(a)(9) of the Code), or
(b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1st of the year after You reach your Required Beginning Date even if You have not retired.
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Your required minimum distribution request must be in Good Order and payment must be processed by MetLife prior to the due date (generally the end of the calendar year or April 1st of the year following the year in which You reach your Required Beginning Date) in order to satisfy the requirement for the applicable tax year.
A Federal tax penalty may apply if the amount distributed to You for the tax year under any tax qualified plan (as defined earlier) is less than Your required minimum distribution amount.
You may not satisfy minimum distributions for one employer’s qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
Complex rules apply to the calculation of minimum distributions. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.
The regulations also require that the value of benefits under a Contract including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.
Required minimum distribution rules that apply to other types of retirement accounts while You are alive do not apply to Roth accounts. However, in general, the post-death rules with respect to required minimum distributions do apply to beneficiaries of Roth accounts.
Additional Information Regarding IRAs
Purchase Payments
Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. If You have compensation, you can continue to make purchase payments after beginning required minimum distributions if your Contract permits. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If You
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or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.
Roth IRA purchase payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits.
Withdrawals
If and to the extent that Traditional IRA purchase payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise (where permitted). The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1∕2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise (where permitted). The amount will be determined by the Code.
Conversion
Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits, including any death benefit in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Contract value at the date of conversion.
A conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA made on or after January 1, 2018 cannot be recharacterized. Please consult your tax adviser.
Additional Information regarding TSA (ERISA and non-ERISA) 403(b)
Special Rules Regarding Exchanges
In order to satisfy tax regulations, contract exchanges within a 403(b) plan must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a Participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details
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concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.
Withdrawals
If You are under age 59 1∕2, You generally cannot withdraw money from your 403(b) Contract unless the withdrawal:
a) Relates to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;
b) Is exchanged to another permissible investment under your 403(b) plan;
c) Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if Your plan allows it;
d) Occurs after You die, leave Your job or become disabled (as defined by the Code);
e) Is for financial hardship (but only to the extent of elective deferrals), if Your plan allows it;
f) Relates to distributions attributable to certain 403(b) plan terminations, if the conditions of the Code are met;
g) Relates to rollover or after-tax contributions; or
h) Is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Other exceptions may apply or become applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Accordingly, if You are considering taking a withdrawal prior to age 59 1∕2, please consult your tax adviser to determine whether an exception applies to your particular situation.
Distinction for Puerto Rico Code
An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
A Puerto Rico qualified retirement plan trust, all of the participants of which are Puerto Rico residents may be exempted from income taxation pursuant to 2011 PR Code Section 1081.01 and Section 1022(i)(1) of ERISA as such trust will be treated for purposes of the Code Section 501(a) as a trust described in Code Section 401(a). If a variable annuity contract is acquired by said trust, the earnings accumulated or distributed under such contract or any income realized from the sale or exchange of the contract may not be subject to current income taxation due to the income tax exemption that the trust is entitled to. Whether a Puerto Rico retirement plan trust is qualified under 2011 PR Code Section 1081.01 depends on the facts and circumstances of each case. Each fiduciary of a Puerto Rico retirement plan should ascertain the qualified status of the retirement plan trust, and thus, that it enjoys the benefits of income tax exemption before investing in the variable annuity contract.
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Contributions
The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions
Any amount received or made available to the employee under the qualified plan is generally includible in the gross income of the employee in the taxable year in which received or made available. However, lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from employment or termination of a retirement plan will generally be treated as ordinary income subject to a withholding tax rate of 20%.
A special rate of 10% may apply instead, if the plan satisfies the following requirements:
(1) the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) 10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants which are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three- year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico, bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, and must be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of a Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
Distributions of retirement income made to a Non-Resident of Puerto Rico by a dual qualified retirement plan (qualified under the U.S. Internal Revenue Code and the 2011 PR Code) funded through a U.S. situs trust will not be subject to Puerto Rico income tax. The State Taxation of Pension Act of 1995 appears to preempt the 2011 PR Code from the imposition of any income tax to distributions to individuals who are not residents of Puerto Rico
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even if such individuals performed services covered by a retirement plan in Puerto Rico while they were Puerto Rico residents. However, in order for such exemption to be available, the Puerto Rico Treasury requires the participant to submit to his/her employer either: (i) IRS Form 8898 (Statement for Individuals Who Begin or End Bona Fide Residence in a U.S. Possession); or (ii) a Sworn Statement including certain personal information directed to establish his/her residence in a State within the continental U.S.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
Rollover
Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account (IRA) for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations
In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
LEGAL PROCEEDINGS
In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
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It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.
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APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios currently available. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/tahd/MET000200. You can also request this information at no cost by calling (800) 560-5001, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios as described below. If your annuity was issued in connection with an employer plan, you should check with your employer as to which Portfolios are available under your Contract.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may include. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Small Capitalization Fund* - Class 2 Capital Research and Management CompanySM	0.90%	2.33%	3.01%	5.81%
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.59%	31.61%	18.83%	16.58%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.53%	24.23%	13.01%	12.20%
US Fixed Income	American Funds The Bond Fund of America* - Class 2 Capital Research and Management CompanySM	0.48%	1.16%	0.32%	1.67%
Allocation	American Funds® Aggressive Allocation Portfolio - Class C (formerly known as American Funds® Growth Allocation Portfolio - Class C) Brighthouse Investment Advisers, LLC	0.99%	14.57%	8.76%	8.81%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.96%	11.60%	7.00%	7.21%
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.94%	9.12%	5.44%	5.78%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.73%	4.62%	2.16%	5.53%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	1.51%	-0.05%	1.66%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	BlackRock Capital Appreciation Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.71%	31.81%	15.83%	14.90%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.73%	13.65%	9.24%	9.02%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class A Brighthouse Investment Advisers, LLC	0.66%	4.21%	2.36%	3.25%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.65%	6.13%	4.02%	4.70%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.66%	8.28%	5.83%	6.23%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.69%	11.09%	7.62%	7.72%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.77%	4.97%	7.95%	7.06%
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.73%	4.69%	1.52%	1.64%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	13.86%	8.40%	8.39%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	8.61%	8.97%	10.16%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.54%	21.69%	13.51%	12.46%
Sector	CBRE Global Real Estate Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.80%	0.50%	1.72%	3.23%
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.69%	17.77%	8.56%	9.91%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
International Equity	Harris Oakmark International Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.87%	-4.90%	1.68%	3.37%
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	16.42%	9.71%	10.10%
US Equity	Invesco Small Cap Growth Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.97%	16.37%	7.32%	8.31%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	30.28%	17.53%	16.37%
Allocation	Loomis Sayles Global Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.04%	12.30%	6.66%	8.07%
US Equity	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	34.47%	18.33%	12.15%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.90%	11.74%	8.79%	8.70%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.88%	14.88%	7.92%	9.87%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	0.89%	-0.61%	1.09%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	13.59%	10.04%	9.41%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.38%	3.32%	4.47%	5.04%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.31%	11.29%	7.27%	7.78%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	24.67%	14.23%	12.82%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
International Equity	MFS® Research International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.64%	3.17%	4.12%	5.49%
Allocation	MFS® Total Return Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.77%	7.62%	6.00%	6.35%
US Equity	MFS® Value Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.73%	11.72%	8.06%	8.72%
US Equity	MFS® Value Portfolio*§ - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	11.91%	8.23%	8.89%
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.66%	39.34%	10.89%	12.29%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	9.10%	8.58%	9.70%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.96%	2.33%	1.96%	2.10%
US Fixed Income	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.59%	2.73%	0.11%	1.68%
Allocation	SSGA Growth and Income ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.63%	10.98%	6.00%	6.08%
Allocation	SSGA Growth ETF Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.65%	12.78%	7.52%	7.26%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.56%	30.31%	13.40%	13.89%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. is the subadviser T. Rowe Price Investment Management, Inc. is the sub-subadviser	0.69%	9.59%	7.91%	10.38%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.51%	13.47%	8.32%	10.10%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.60%	10.10%	11.03%	8.59%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.56%	4.88%	1.01%	2.95%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.50%	2.34%	0.24%	1.19%
§
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
Index Selector: If You elect the Index Selector You are limited to allocating your purchase payments and Account Balance among the following investment options and the Fixed Interest Account:
MetLife Aggregate Bond Index
MetLife Stock Index
MetLife MSCI EAFE® Index
MetLife Russell 2000® Index
MetLife Mid Cap Stock Index
The Equity Generator® and The Equalizer SM: In addition to the Fixed Interest Account these Automated Strategies may also use the:
MetLife Stock Index
Frontier Mid Cap Growth
Fixed Option
The following is information on the Fixed Interest Account currently available under the Contract. We reserve the right to restrict purchase payments and transfers to the Fixed Interest Account when the yield on investments is not expected to support the Minimum Guaranteed Interest Rate. We will provide you with written notice before doing so.

Name	Term	Minimum Guaranteed Interest Rate*
Fixed Interest Account	Initial Interest Rate Term: begins on each calendar quarter and will be credited from the date amounts are allocated to the Fixed Interest Account until the last day of the same calendar quarter of the following year. Renewal Rate Term: 12 months	3%
*
The Minimum Guaranteed Interest Rate Varies by Contract and may be higher than the minimum guaranteed interest rate shown. Check your Contract for the Minimum Guaranteed Interest Rate that applies to your Fixed Interest Account Option.

The Statement of Additional Information (SAI) includes additional information about the Contracts and the Separate Account. The SAI is available without charge, upon request. To view and download the SAI, please visit our website https://dfinview.com/metlife/tahd/MET000200. To request a free copy of the SAI or to ask questions, email RCG@metlife.com, write to our Administrative Office or call (800) 560-5001.
This Prospectus incorporates by reference all of the information contained in the SAI, which is legally part of this Prospectus.
Reports and other information about the Separate Account are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Managing your variable annuity contract just got easier. We’re excited to share our enhanced website with you. Login or register today at online.metlife.com and enjoy a more convenient way to manage your contract and sign-up for eDelivery!
EDGAR ID: C000003498

April 28, 2025
Preference Plus® Account Variable Annuity Contracts (CPPA)
Issued by Metropolitan Life Separate Account E of Metropolitan Life Insurance Company
This Prospectus describes individual and group Preference Plus Account contracts for flexible purchase payment deferred variable annuities (“Deferred Annuities”) and Preference Plus immediate variable income annuities (“Income Annuities”) (the Deferred Annuities and Income Annuities are also referred to herein as the “Contract”) issued by Metropolitan Life Insurance Company (“MetLife,” the “Company,” “we,” “us” or “our”). We no longer offer the Deferred Annuities and Income Annuities. However, MetLife will continue to accept additional purchase payments under limited circumstances.
You decide how to allocate your money among the various available investment choices. The investment choices available to You are listed in the Contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option and Divisions (Divisions may be referred to as “Investment Divisions” in the Contract and marketing materials) available through Metropolitan Life Separate Account E which, in turn, invests in the Portfolios, which include equity, income, asset allocation and sector fund types as described in Appendix A. If your annuity was issued in connection with an employer plan, you should check with your employer as to which Portfolios are available under your Contract. For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.
How to learn more:
Before investing, read this Prospectus. The Prospectus contains information about the Contracts and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals can result in surrender charges, taxes, and tax penalties, if applicable.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense. We do not guarantee how any of the Divisions or Portfolios will perform. Interests in the Separate Account, the Portfolios and the Fixed Interest Account are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency or entity or person. MetLife's obligations under the Contract are subject to its financial strength and claims-paying ability.
The Contracts are not intended to be offered anywhere that they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Contracts other than the information in this Prospectus, any supplements to this Prospectus or any sales material we authorize.

2

3

IMPORTANT TERMS YOU SHOULD KNOW
Account Value, Account Balance or Contract value  — When You purchase a Deferred Annuity, an account is set up for You. Your Account Value (also referred to as Account Balance or Contract value) is the total amount of money in your Deferred Annuity including money in the Divisions of the Separate Account and the Fixed Interest Account.
Accumulation Unit Value — With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios. In addition to the investment performance of the Portfolios, the deduction of the Separate Account charge also affects a Division's Accumulation Unit Value.
Administrative Office — Our Administrative Office varies based on the type of service request or transaction that you are making. The most recent correspondence or quarterly statement sent to you will have the address and telephone number that you can use to contact us for specific transactions and requests. We will notify you if there are changes to this information.
Annuitant – The natural person whose life is the measure for determining the duration and the dollar amount of income payments, sometimes referred to as the measuring life.
Annuity Unit Value — With a variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios, the experience factor for the current valuation period, the daily AIR factor and the Separate Account charge.
Assumed Investment Return (AIR) — Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.
Beneficiary  —  The person or persons designated to receive any benefits under a Contract if an Owner or Annuitant, as applicable, dies.
Contract — A Contract is the legal agreement between You and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. The Contract contains relevant provisions of your Deferred Annuity or Income Annuity.
Contract Year — Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period. However, for the unallocated Keogh Deferred Annuity depending on underwriting and plan requirements, the first Contract Year may range from the initial three to 15 month period after the Contracts is issued.
Deferred Annuity — This term is used throughout this Prospectus when we are referring to the Deferred Annuities.
4

Divisions — Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your Account Balance to a Division, the Division purchases shares of a Portfolio (with the same name).
Early Withdrawal Charge — The Early Withdrawal Charge is an amount we deduct from your Account Value if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.
Exchange — The New York Stock Exchange is referred to as the “Exchange.”
Good Order — A request or transaction generally is considered in “Good Order” if it complies with our administrative procedures, and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by our Administrative Office of the instructions relating to the requested transaction in writing (or, when permitted, by telephone, facsimile (also referred to as “fax”), email or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative (where applicable) before submitting the form or request.
Income Annuity — This term is used throughout this Prospectus when we are referring to Pay-Out Options or Income Options.
MetLife — MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as the “Company,” “we,” “us” or “our.”
Pay-Out Options/Income Options  —  This term is used throughout this Prospectus when we are referring to the options available when electing to enter the pay-out phase of the Contract. The pay-out phase is often referred to as either “annuitizing” your Contract or taking an income annuity.
Separate Account — Metropolitan Life Separate Account E (“Separate Account”) is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.
Variable Annuity — An annuity with respect to which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.
You — In this Prospectus, depending on the context, “You” may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity or the participant or annuitant under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for the unallocated Keogh Deferred Annuity, “You” means the trustee of the Keogh plan.
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OVERVIEW OF THE CONTRACT
Purpose of the Contract
The Contract is designed to provide long-term accumulation of assets through investments in a variety of investment options during the accumulation phase. It can supplement your retirement income by providing a stream of income payments during the payout phase. It also offers death benefits to protect your designated beneficiaries. This Contract may be appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Portfolios.
Phases of the Contract
Your Deferred Annuity has two phases: an accumulation or “pay-in” phase and an income or “payout” phase.
(1)
Accumulation (Pay-in) Phase
To help You accumulate assets, You can invest your purchase payments in:
●
Portfolios (mutual funds), each of which has its own investment strategies, investment advisers, expense ratios, and returns; and
●
a Fixed Interest Account option, which offers a guaranteed interest rate during a selected period.
Additional information about each Portfolio including its fund type, advisers and any subadvisers as well as current expenses and certain performance information is included in Appendix A.
(2)
Income (Pay-out) Phase
You can elect to annuitize your Contract and turn your Account Value into a stream of income payments (sometimes called annuity payments) from MetLife, at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the investment options you select.
Please note that if you annuitize, your investments will be converted to income payments and you may no longer be able to choose to withdraw money at will from your Contract. All benefits (including the standard death benefit) terminate upon annuitization.
Features and Options of the Contract
Contract classes. The Contract has a single contract class with an Early Withdrawal Charge applicable to each purchase payment made less than 8 years before the date of the withdrawal.
Accessing your money. Until you annuitize, you have full access to your money. You can choose to withdraw your Account Value at any time prior to annuitization (although if you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2).
Tax treatment. You can transfer money between investment options without tax implications. You are taxed only when: (1) you make a withdrawal; (2) you receive an income payment from the Contract; or (3) upon payment of a death benefit.
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Death benefit. Your Contract includes a basic death benefit that will pay your designated beneficiaries a death benefit at the time of your death.
Automated investment strategies and dollar cost averaging. At no additional charge, the Contract offers an automated transfer privilege referred to as dollar cost averaging. Under this feature you may request that a certain amount of your Account Value be transferred on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts subject to the limitation that You must have a minimum total Account Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. You may establish preauthorized transfers of Account Value from the Fixed Interest Account, subject to certain restrictions. If You terminate your participation in automated investments strategies which have allocations to specific Divisions, You will remain invested in the same Divisions until You request allocations to different Divisions.
Systematic withdrawals. The Systematic Withdrawal feature available under the Contract allows the Contract Owner to have a portion of the Account Value withdrawn automatically at regularly scheduled intervals prior to annuitization.
Loan provision for certain tax benefit retirement plans. We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts.
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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES, EXPENSES AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are there Charges or Adjustments for Early Withdrawals?
Yes. Withdrawal charges are calculated as a percentage of each purchase payment funding the withdrawal during the pay-in phase.
A Withdrawal Charge of up to 7% may be assessed on any such
purchase payment paid less than 8 years before the date of the withdrawal.
For example, if you purchase the Contract for $100,000 and
surrender your Contract during the first year, You will pay a
Withdrawal Charge of up to $7,000.
Fees
Are there Transaction Charges?
No. We do not charge a fee for transfers of Account Value among
Divisions or between the Divisions and the Fixed Interest Account.
Loans will be charged an initial set-up fee and a loan maintenance fee. The Loan Initiation Fee is $75. The Loan Maintenance Fee is
$50.
Fees
Are there Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the investment options you have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	0.98%(1)	0.98%(1)
	Portfolio fees and expenses	0.28%(2)	0.98%(2)
(1)
As a percentage of your total Account Balance in the Separate
Account. The Base Contract Fee includes 0.03% for the Annual
Contract Fee. The Annual Contract Fee is $20 annually and is charged only against amounts in the Fixed Interest Account.
The Annual Contract Fee may be waived under certain
circumstances.
(2)
As a percentage of average daily net assets of the Portfolios.

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	FEES, EXPENSES AND ADJUSTMENTS		LOCATION IN PROSPECTUS

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.
Fees
	Lowest Annual Cost:	Highest Annual Cost:
	$1,191	$1,796
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Portfolio fees and expenses
●No optional benefits
●No sales charges
●No additional purchase
payments, transfers or
withdrawals
Assumes: ●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of Portfolio fees and expenses ●No sales charges ●No additional purchase payments, transfers or withdrawals
	RISKS		LOCATION IN PROSPECTUS
Is there a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract including loss of principal.		Principal Risks of Investing in the Contract
Is this a Short- Term Investment?
No. This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
●Amounts withdrawn from the Contract may result in surrender charges, tax and tax penalties.
●Withdrawal Charges may apply for up to 8 years following each purchase payment. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time.
●The benefit of tax deferral means that the Contract is more beneficial to investors with a long time horizon.
●Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them. You may also have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract
What are the Risks Associated with the Investment Options?
●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
●Each investment option (including the Fixed Interest Account investment option) will have its own unique risks.
●You should review these investment options before making an investment decision.
●Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the
Contract charges, we may terminate your Deferred Annuity.
Principal Risks of Investing in the Contract
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	RISKS	LOCATION IN PROSPECTUS
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Interest
Account), guarantees, or benefits, including any death benefit, are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request by visiting https://www.metlife.com/about-us/
corporate-profile/ratings.
Principal Risks of Investing in the Contract
	RESTRICTIONS	LOCATION IN PROSPECTUS
Are there Restrictions on the Investment Options?
Yes. We do not charge a fee for transfers of Account Value among
Divisions or between the Divisions and the Fixed Interest Account.
Some benefits impose restrictions and limitations on your choice of
Portfolios. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain Portfolios. This means your opportunity for investment gains may be limited. We may change these restrictions in the future.
We reserve the right to add, remove or substitute Portfolios.
The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we
determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.
Transfers
	TAXES	LOCATION IN PROSPECTUS
What are the Contract's Tax Implications?
●You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
●There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account
(IRA).
●If your Contract was purchased through a tax-qualified plan or
IRA, withdrawals will be subject to ordinary income tax. If your
Contract is not tax-qualified, earnings on your Contract will be subject to ordinary income tax when You withdraw them. You may also have to pay a penalty if You take a withdrawal before age
59 1∕2.
Federal Tax Considerations
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because
MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Who Sells the Deferred Annuities and Income Annuities
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	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing
Contract.
Exchanges/Transfers
FEES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer Account Value between investment options. State premium taxes may also be deducted.
Transaction Fees
Early Withdrawal Charge(1) (as a percentage of each purchase payment funding the withdrawal during the pay-in phase)	Up to 7%
Loan Initiation Fee	$ 75(2)
Premium Tax Charges(3)	3.50%
1
An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments less than 8 years of when they were credited to your Deferred Annuity. The charge on purchase payments is calculated according to the following schedule:
During Purchase Payment Year	Percentage
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 or Later	0%

There are times when the Early Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, each Contract Year, You may take the greater of 10% (20% under certain Deferred Annuities) of your Account Value or your purchase payments made 8 years or longer free of Early Withdrawal Charges.
2
This fee may be waived for certain groups.
3
Premium taxes, if applicable, depend on the state and range from 0 to 3.50% of Account Value (or, if applicable purchase payments).
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The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses).
Annual Contract Expenses
Administrative Expenses(1)	$20
Base Contract Expenses(2) (as a percentage of your average Account Value in the Separate Account)	0.95%
Annual Loan Maintenance Fee (per loan outstanding)	$ 50(2)
Income Annuity Contract Fee	0.95%
1
The administrative expenses are referred to as the Annual Contract Fee in the Prospectus. The Annual Contract Fee is $20 annually and is charged only against amounts in the Fixed Interest Account. This fee may be waived under certain circumstances.
2
Pursuant to the terms of the Contract, our total Base Contract Expenses charge will not exceed 0.95% of your average balance in the Divisions.
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Expenses may change over time and may be higher or lower in the future. A complete list of Portfolios available under the Contract, including their annual expenses, may be found in “Appendix A – Investment Options Available Under the Contract” at the back of this Prospectus.
Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average daily net assets) Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.28%	0.98%
Certain Portfolios that have “Acquired Fund Fees and Expenses” may be “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Examples
The examples are intended to help You compare the cost of investing in the Divisions with the cost of investing in other annuity contracts that offer variable options. These costs include the Transaction Fees, the Annual Contract Expenses and Annual Portfolio Company Expenses.
The examples assume all Account Value is allocated to the Divisions. Your costs could differ from those shown below if you invest in the Fixed Interest Account.
The examples show the dollar amount of expenses that You would bear directly or indirectly on a $100,000 investment in the Separate Account of the Contract for the time periods indicated and assumes that there are no exchanges or other transactions. Your actual costs may be higher or lower.
Assumptions:
●
You bear the Minimum or Maximum Total Annual Portfolio Company Expenses (without reimbursement and/or waiver of expenses);
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●
There is a maximum Separate Account charge of 0.95%; and
●
The underlying Portfolio earns a 5% annual return.
Based on these assumptions, your charges would be:
	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period
Maximum	$8,930	$9,970	$12,662	$22,199
Minimum	$8,230	$7,831	$9,032	$14,613

	1 Year	3 Years	5 Years	10 Years
If you annuitize or do not surrender your Contract at the end of the applicable time period
Maximum	$1,930	$5,970	$10,262	$22,199
Minimum	$1,230	$3,831	$6,632	$14,613
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Investing in the Contracts involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this Prospectus.
Market Risk. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal.
Early Withdrawal Risk. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2. Withdrawal Charges may apply to any purchase payment paid less than 8 years before the date of the withdrawal. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral also mean- that the Contract is more beneficial to investors with a long time horizon.
Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios). Each investment option (including the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolios You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus.
Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Deferred Annuity.
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Insurance Company Risk. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits, including any death benefit, are subject to the financial strength and claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
Contract Changes Risk. Subject to applicable law, we have the right to make certain changes to your Contract. Examples of the changes we may make include: (i) operating the Separate Account in any form permitted by law; (ii) taking any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted; (iii) transferring any assets in a Division to another Division, or to one or more Separate Accounts, or to our general account, or adding, combining or removing Divisions in the Separate Account; (iv) substituting Portfolio shares in any Division, with the shares of another class of Brighthouse Trust I, Brighthouse Trust II, or the shares of another investment company or any other investment permitted by law; (v) changing the way we assess charges, but without increasing the maximum aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Contracts; and (vi) making any necessary technical changes in the Contracts in order to conform with any of the above-described actions.
Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract.
Taxation Risk. Although the provisions of the Internal Revenue Code (the “Code”) relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult its own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged.
Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or
14

destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
Pandemics and Other Public Health Issues and Other Events. Pandemics and other public health issues or other events, and governmental, business and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.
Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military conflict and other actions and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife’s investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
METLIFE
Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a general account portfolio invested primarily in fixed income securities (corporate, structured products, municipals, and government and agency) and mortgage loans, as well as real estate, real estate joint ventures, other limited partnerships and equity securities. Metropolitan Life Insurance Company was incorporated under the laws of New York in 1868. The Company’s office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. Obligations to Contract Owners and Beneficiaries that arise under the Contract are obligations of MetLife and MetLife is obligated to pay all amounts promised to You under the Contract subject to its financial strength and claims-paying ability.
METROPOLITAN LIFE SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. The assets of the Separate Account may not be used to pay any liabilities of the
15

Company other than those arising from the contracts issued from this Separate Account. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities − such as death benefits and income payments − even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments and are not guaranteed by our parent company, MetLife, Inc., or by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While MetLife does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (“CEA”), and is not subject to registration or regulation as a pool operator under the CEA.
VARIABLE ANNUITIES
This Prospectus describes all material features of the Contract. There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are “variable” because the value of your account or the amount of each income payment varies based on the investment performance of the Divisions You choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Division rises or falls based on the investment performance (or “experience”) of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.
The Fixed Interest Account
The Deferred Annuities have a fixed interest rate option called the “Fixed Interest Account.” The Fixed Interest Account may not be available to all Contract Owners. The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). The interest rate for each amount allocated to the Fixed Interest Account is set by us in advance on the beginning of each calendar quarter (January 1, April 1, etc.). The declared interest rate in effect when an allocation to the Fixed Interest Account is made will be credited from the date it is received until the last day of the same calendar quarter of the following year, at which time a renewal rate will be set. Thereafter, each year a renewal rate will apply to that amount plus the interest previously credited to that amount, as long as the amounts remain in the Fixed Interest Account. The renewal rate will be set by us in advance and will apply for 12 months. Interest will be credited to the Fixed Interest Account on a daily basis. Subject to our transfer rules, you may transfer money into and out of the Fixed Interest Account. For information regarding current interest rates, you may contact our
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Administrative Office. Information about the Fixed Interest Account, including its name, its term and its minimum guaranteed interest rate is available in Appendix A —  Investment Options Available Under the Deferred Annuity — Fixed Option. Your registered representative can tell you the current and minimum interest rates that apply.
Because of exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered under the Securities Act of 1933 (the “1933 Act”), and neither the Fixed Interest Account nor our general account has been registered as an investment company under the 1940 Act. The Fixed Interest Account and our general account are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the “Fixed Income Option.” Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Value allocated to the Fixed Interest Account, interest credited to the Fixed Interest Account, and fixed annuity payments are subject to our financial strength and claims-paying ability.
Deferred Annuities
This Prospectus describes the following Deferred Annuities under which You can accumulate money:
●
Non-Qualified
●
Traditional IRA (Individual Retirement Annuities)
●
Roth IRA (Roth Individual Retirement Annuities)
●
Unallocated Keogh
These Deferred Annuities may be issued to You as an individual or to a group (in which case You are then a participant under the group’s Deferred Annuity). Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as a contract holder. Deferred Annuities may be either:
●
Allocated (Account Value records are kept for You as an individual); or
●
Unallocated (Account Value records are kept for a plan or group as a whole).
The Deferred Annuity and Your Retirement Plan
If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan’s terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Value. We may rely on your employer’s or plan administrator’s statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer’s retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how You may be affected.
All individual retirement plan(s) (“IRA(s)”) and Keoghs receive tax deferral under the Code. There are no additional tax benefits from funding an IRA or Keogh with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity in an IRA or Keogh such as the availability of a guaranteed income for life or the death benefit.
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Non-Natural Persons as Owners or Beneficiaries. If a non-natural person, such as a trust, is the Owner of a non-qualified Deferred Annuity, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a beneficiary under the Deferred Annuity will generally eliminate the beneficiary’s ability to “stretch” or a spousal beneficiary’s ability to continue the Deferred Annuity and the living (if any) and/or death benefits.
A Deferred Annuity consists of two phases: the accumulation or “pay-in” phase and the income or “pay-out” phase. The pay-out phase begins when You either take all of your money out of the account or You elect “income” payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. There is no death benefit during the pay-out phase, however, depending on the pay-out option You elect, any remaining guarantee (i.e., cash refund amount or guaranteed income payments) will be paid to your Beneficiary(ies) (see “Pay-Out (or Income Options)”) for more information. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are “annuities.”
Plan Terminations
Upon termination of a retirement plan that is not a Section 403(b) plan, your employer is generally required to distribute your plan benefits under the Contract to You.
This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable Early Withdrawal Charges. Outstanding loans, if available will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition, your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See “Income Taxes.”) Early Withdrawal Charges will be waived if the net distribution is made under the exceptions listed in the “Early Withdrawal Charges” section of the Prospectus. However, your employer may not give You the opportunity to instruct MetLife to make, at a minimum, a direct transfer to another funding option or annuity contract issued by us or one of our affiliates which may avoid a withdrawal charge. In that case, You will receive the net cash distribution, less any applicable Early Withdrawal Charge and withholding.
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account. If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and payout options. We may rely on your employer's or plan administrator's statements to us as the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Contract and plan document to see how You may be affected.
Replacement of Annuity Contracts
Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing annuity contract. You should replace an existing contract only when You determine that the Deferred Annuity is better for You. You may have to pay a withdrawal charge on your existing contract, and the Deferred Annuity may impose a new withdrawal charge period. Before You buy a Deferred Annuity ask your registered representative if purchasing a Deferred
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Annuity would be advantageous, given the Deferred Annuity’s features, benefits and charges. You should talk to your tax adviser to make sure that this purchase will qualify as a tax-free exchange. If You surrender your existing contract for cash and then buy the Deferred Annuity, You may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Deferred Annuity may be delayed.
We no longer make this Deferred Annuity available, however, current Contract Owners may continue to make additional purchase payments, and new participants may enroll under any issued group Contract.
An Income Annuity
An Income Annuity, also known as an immediate annuity, only has a “pay-out” phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments You receive will depend on such things as the income payment type You choose, your investment choices and the amount of your purchase payment.
The Income Annuities are no longer available.
PORTFOLIOS
Account Value allocated to a Division will vary based on the investment experience of the corresponding Portfolio in which the Division invests. There is a risk of loss of the entire amount invested.
Information regarding the Portfolio investments available under your Contract, including each Portfolio’s (i) name; (ii) type (e.g., money market fund, bond fund, balanced fund, etc.); (iii) investment adviser and any sub-investment adviser; (iv) current expenses; and (v) performance is available in Appendix A to this Prospectus.
Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio’s investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by going on-line to https://dfinview.com/metlife/tahd/MET000202, calling (800) 560-5001 or through your registered representative. We do not guarantee the investment results of the Portfolios.
Portfolios Which Are Fund of Funds
The following Portfolios available within Brighthouse Trust I, and Brighthouse Trust II are “fund of funds”:
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
“Fund of funds” Portfolios invest substantially all of their assets in other portfolios. Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the
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fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the fund of funds Portfolios, if such underlying portfolios are available under the Contract. However, only some of the underlying portfolios are available under the Contract.
Additional Information About the Portfolios
Some of the investment choices may not be available under the terms of your Contract. The Contract or other correspondence we provide You will indicate the Divisions that are available to You. Your investment choices may be limited because:
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Your employer, association or other group contract holder limits the available Divisions.
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We have restricted the available Divisions.
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Some of the Divisions are not approved in your state.
The Divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of Brighthouse Trust I, Brighthouse Trust II or the American Funds®, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account’s purchase or sale of these mutual fund shares. The Portfolios of Brighthouse Trust I, Brighthouse Trust II and American Funds® are made available only through various insurance company annuities and life insurance policies.
Brighthouse Trust I, Brighthouse Trust II and American Funds® are each a “series” type fund registered with the SEC as an “open-end management investment company” under the 1940 Act. A “series” fund means that each Portfolio is one of several available through the fund.
The Portfolios of Brighthouse Trust I and Brighthouse Trust II pay Brighthouse Investment Advisers, LLC a monthly fee for its services as their investment manager. The Portfolios of the American Funds® pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and Statement of Additional Information ("SAI") for Brighthouse Trust I, Brighthouse Trust II and American Funds®.
Certain Payments We Receive with Regard to the Portfolios
An investment manager or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company’s role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates
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amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts. Underlying investment managers or sub-investment managers may have an incentive to promote their underlying funds at these sales meetings and thereby receive greater compensation based on assets under management.
As of December 31, 2024, approximately 86% of Portfolio assets held in Separate Accounts of MetLife and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and certain of our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II, whereby we receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by MetLife and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.
Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio’s 12b-1 Plan, if any, is described in more detail in each Portfolio’s prospectus. (See the Fee Table and “Who Sells the Deferred Annuities and Income Annuities.”) Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company ("MLIDC"). Payments under a Portfolio’s 12b-1 Plan decrease the Portfolio’s investment return.
Portfolio Selection
We select the Portfolios offered through the Contracts based on a number of criteria, including asset class coverage, the strength of the investment manager’s or sub-investment manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Other factors we consider during the selection process are whether the Portfolio’s investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment manager are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised or sub-advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised or sub-advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Value of your Contract resulting from the performance of the Portfolios You have chosen.
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Automated Investment Strategies
There are five automated investment strategies available to You. We created these investment strategies to help You manage your money. You decide if one is appropriate for You based upon your risk tolerance and savings goals. These investment strategies are available to You without any additional charges. However, the investment strategies are not available for the unallocated to Keogh Deferred Annuities. As with any investment program, no strategy can guarantee a gain — You can lose money. We may modify or terminate any of the strategies at any time. If we or You terminate your participation in an automated investment strategy which has allocations to specific Divisions, You will remain invested in the same Divisions until You request allocations to different Divisions. You may have only one automated investment strategy in effect at a time.
The Equity Generator®: An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division, based on your selection. If your Fixed Interest Account Value at the time of a scheduled transfer is zero, this strategy is automatically discontinued. There is no additional charge for electing the Equity Generator. For example, if you elected the Equity Generator and $1,000 of interest was credited to your account each month, then the $1,000 of interest would be transferred from the Fixed Interest Account to the specified Division every month for a 12 month period.
As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and You never request allocation changes or transfers, You will not pay more in Early Withdrawal Charges than your Contract earns. Early Withdrawal Charges may be taken from any of your earnings.
The EqualizerSM: You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. Each quarter, amounts are transferred between the Fixed Interest Account and your chosen Division to make the value of each equal. For example, if You choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division. There is no additional charge for electing the Equalizer.
The Rebalancer®: You select a specific asset allocation for your entire Account Value from among the Divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Value in each option back to your original allocation. In the future, we may permit You to allocate less than 100% of your Account Value to this strategy. There is no additional charge for electing the Rebalancer. For example, if you allocated 25% among four Divisions then on a quarterly basis, we will transfer amounts among those four Divisions so that 25% of your Account Value is in each such Division.
The Index Selector®: You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account Value is allocated among the MetLife Aggregate Bond Index, MetLife Stock Index, MetLife MSCI EAFE® Index, MetLife Russell 2000® Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account. Each quarter, the percentage in each of these Divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the Divisions and the Fixed Interest Account.
In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.
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We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.
The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative (where applicable). There is no additional charge for electing the Index Selector.
You may choose another Index Selector® strategy or terminate your Index Selector® strategy at any time. If You choose another Index Selector® strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to select the Index Selector® strategy again, You must select from the asset allocation models available at that time. There is no additional charge for electing the Index Selector. For example, if you chose the Conservative Model, then on a quarterly basis we would transfer amounts in the Divisions and the Fixed Interest Account so that the balances in each reflect the selected Conservative Model percentage.
The AllocatorSM: Each month, a dollar amount You choose is transferred from the Fixed Interest Account to any of the Divisions You choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account Value is exhausted, this strategy is automatically discontinued. There is no additional charge for electing the Allocator. For example, you may elect to have $100 a month transferred on the 15th of the month from the Fixed Interest Account to a Division for a period of two years.
The Equity Generator® and the AllocatorSM are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You wish to continue the strategy through periods of fluctuating prices.
We will terminate all transactions under any automated investment strategy upon notification of your death.
PURCHASE PAYMENTS
There is no minimum purchase payment except for the unallocated Keogh Deferred Annuity. If You have an unallocated Keogh Deferred Annuity, each purchase payment must be at least $2,000. In addition, your total purchase payments must be at least $15,000 for your first Contract Year and $5,000 for each subsequent Contract Year. We can reject any purchase payment for any reason. We may also permit You to invest more than the maximum amounts listed below if You obtain our prior approval.
Unless limited by tax law, You may continue to make purchase payments while You receive Systematic Withdrawal Program payments, unless your purchase payments are made through automatic payroll deduction, debit authorization, salary reduction or salary deduction. You may make purchase payments to your Deferred Annuity whenever You choose, up to the date You begin receiving payments from a pay-out option.
We will not issue the Deferred Annuity to You if You are age 80 or older or younger than age 18. For SEPs and SIMPLE IRA Deferred Annuities, the minimum issue age is 21. We will not accept your purchase payments if You are age 90 or older.
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Allocation of Purchase Payments
You decide how your money is allocated among the Fixed Interest Account and the Divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request. Allocation of all purchase payments must be in whole dollar amounts or in full percentages.  For example, you may not allocate 33 1∕3% of your purchase payment to any Division.
If You choose to make an allocation to the asset allocation Divisions with your initial purchase payment, 100% of your allocation to the investment choices must be to only one of the asset allocation Divisions. After the initial purchase payment has been made, You may allocate subsequent purchase payments or make transfers from any asset allocation Division to any investment choice or to one or more of the asset allocation Divisions. You will remain invested in the same Divisions until You request allocations to different Divisions. We reserve the right to make certain changes to the Divisions.
Automated Purchase Payments
If You purchase a Traditional IRA, a Roth IRA or a Non-Qualified Deferred Annuity, You may elect to have purchase payments made automatically. With “automatic payroll deduction” your employer deducts an amount from your salary and makes the purchase payment for You. With purchase payments through debit authorization your bank deducts money from your bank account and makes the purchase payment for You.
Limits on Purchase Payments
Your ability to make purchase payments may be limited by:
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Federal tax laws;
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Our right to limit the total of your purchase payments to $1,000,000. For the unallocated Keogh Deferred Annuity, we limit purchase payments to $5,000,000 per year. We may change the maximum by telling You in writing at least 90 days in advance;
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Regulatory requirements. For example, if You reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after You have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to You after You turn age 60; or after You turn age 63, if the Deferred Annuity was issued before You were age 61;
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Retirement, for certain Deferred Annuities. You may no longer make purchase payments if You retire;
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Leaving your job (for the unallocated Keogh Deferred Annuity); and
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Receiving systematic termination payments (described later).
The Value of Your Investment
We use the term “experience factor” to describe the investment performance for a Division. We calculate Accumulation Unit Values once a day on every day the Exchange is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the “Valuation Period.” We have the right to change the basis for the Valuation Period, on 30 days’ notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net
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asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the Valuation Period which is the daily equivalent of the Separate Account charge.
Accumulation Units are credited to You when You make purchase payments or transfers into a Division. When You withdraw or transfer money from a Division, Accumulation Units are liquidated. We determine the number of Accumulation Units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.
This is how we calculate the Accumulation Unit Value for each Division:
Step 1: First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;
Step 2: Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and
Step 3: Finally, we multiply the previous Accumulation Unit Value by this result.
Examples
Calculating the Number of Accumulation Units
Assume You make a purchase payment of $500 into one Division and that Division’s Accumulation Unit Value is currently $10.00. You would be credited with 50 Accumulation Units.
$500	=	50 Accumulation Units
$10
Calculating the Accumulation Unit Value
Assume yesterday’s Accumulation Unit Value was $10.00 and the number we calculate for today’s investment experience (minus charges) for an underlying Portfolio is 1.05 (Step 1 and Step 2 described above). Today’s Accumulation Unit Value is $10.50 ($10.00 × 1.05 = $10.50). The value of your $500 investment is then $525 (50 × $10.50 = $525) (Step 3 described above).
However, assume that today’s investment experience (minus charges) is 0.95 instead of 1.05. Today’s Accumulation Unit Value is $9.50 ($10.00 × 0.95 = $9.50). The value of your $500 investment is then $475 (50 × $9.50 = $475).
TRANSFERS
You may make tax-free transfers between Divisions or between the Divisions and the Fixed Interest Account. Some restrictions may apply to transfers from the Fixed Interest Account to the Divisions. For us to process a transfer, You must tell us:
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The percentage or dollar amount of the transfer;
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The Divisions (or Fixed Interest Account) from which You want the money to be transferred;
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The Divisions (or Fixed Interest Account) to which You want the money to be transferred; and
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Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.
Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.
For additional transfer restrictions see “General Information — Valuation — Suspension of Payments.”
We may require You to:
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Use our forms;
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Maintain a minimum Account Value (if the transfer is in connection with an automated investment strategy); or
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Transfer a minimum amount if the transfer is in connection with the Allocator.
RESTRICTIONS ON TRANSFERS
The following is a discussion of frequent transfers/reallocations policies and procedures. They apply to both the “pay-in” and “pay-out” phase of your Deferred Annuity as well as your Income Annuity.
Restrictions on Frequent Transfers/Reallocations. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio’s shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio’s share price (“arbitrage trading”). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios. These are:
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American Funds Global Small Capitalization Fund
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American Funds Growth Fund
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American Funds Growth-Income Fund
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Baillie Gifford International Stock Portfolio
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CBRE Global Real Estate Portfolio
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Harris Oakmark International Portfolio
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Invesco Global Equity Portfolio
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Invesco Small Cap Growth Portfolio
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Loomis Sayles Small Cap Core Portfolio
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Loomis Sayles Small Cap Growth Portfolio
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MetLife MSCI EAFE® Index Portfolio
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MetLife Russell 2000® Index Portfolio
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●
MFS® Research International Portfolio
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Neuberger Berman Genesis Portfolio
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T. Rowe Price Small Cap Growth Portfolio
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Western Asset Management Strategic Bond Opportunities Portfolio
We monitor transfer/reallocation activity in the Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.
We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
As a condition to making their Portfolios available in our products, American Funds® requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds® requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds® monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds® restrictions. There is no guarantee that this process will detect all contract holders whose transfer/reallocation activity in the American Funds® Portfolios violates this monitoring policy.
Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future transfer/reallocation requests to or from any Monitored Portfolios under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading
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or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.
The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners or participants/Annuitants, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners or participants/Annuitants who violate the frequent transfer/reallocation policies established by the Portfolio.
In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.
Restrictions on Large Transfers/Reallocations. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for
28

investigation on a case-by-case basis. For example, some Portfolio managers have asked us to monitor for “block transfers” where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
ACCESS TO YOUR MONEY
You may withdraw either all or part of your Account Value from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Value, if less). To process your request, we need the following information:
●
The percentage or dollar amount of the withdrawal; and
●
The Divisions (or Fixed Interest Account) from which You want the money to be withdrawn.
Your withdrawal may be subject to income taxes, tax penalties and Early Withdrawal Charges.
Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.
We may withhold payment of a withdrawal if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
You may submit a written withdrawal request, which must be received at our Administrative Office on or before the date the pay-out phase begins, that indicates that the withdrawal should be processed as of the date the pay-out phase begins, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit Value calculated as of the date the pay-out phase begins.
Systematic Withdrawal Program
If we agree and if approved in your state, You may choose to automatically withdraw a specific dollar amount or a percentage of your Account Value each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Early Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Value will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges (unless You elect to have any applicable withdrawal charges deducted from your Systematic Withdrawal Program payments). To determine if withdrawal charges apply, see "Early Withdrawal Charges" below.
29

Payments under this program are not the same as income payments You would receive from a Deferred Annuity pay-out option or under an Income Annuity. The Systematic Withdrawal Program is not available in conjunction with any automated investment strategy.
If You elect to withdraw a dollar amount, we will pay You the same dollar amount each Contract Year. If You elect to withdraw a percentage of your Account Value, each Contract Year, we recalculate the amount You will receive based on your new Account Value.
If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro rata from the Fixed Interest Account and any Divisions in which You have an Account Value.
Calculating Your Payment Based on a Percentage Election for the First Contract Year You Elect the Systematic Withdrawal Program: If You choose to receive a percentage of your Account Value, we will determine the amount payable on the date these payments begin. When You first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if You select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000, and there are six months left in the Contract Year, we will pay You $2,000 a month.
Calculating Your Payment for Subsequent Contract Years of the Systematic Withdrawal Program: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay You over the Contract Year either the amount that You chose or an amount equal to the percentage of your Account Value You chose. For example, if You select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Value equals $12,000 at the start of a Contract Year, we will pay You $1,000 a month.
If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro rata from the Fixed Interest Account and any Divisions in which You then have money.
Selecting a Payment Date: You select a payment date which becomes the date we make the withdrawal. We must receive your request in Good Order at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should request payment by the 20th day of the preceding month.) If we do not receive your request in time, we will make the payment the following month on the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made at any time. If You make any of these changes, we will treat your request as though You were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at our Administrative Office at least 30 days in advance.
Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us at our Administrative Office. We will also terminate your participation in the program upon notification of your death.
Systematic Withdrawal Program payments may be subject to an Early Withdrawal Charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract
30

Year. When You first elect the program, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the Early Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.
Minimum Distribution
In order for You to comply with certain tax law provisions, You may be required to take money out of your Deferred Annuity. Rather than receiving your required minimum distribution in one annual lump-sum payment, You may request that we pay it to You in installments throughout the calendar year. However, we may require that You maintain a certain Account Value at the time You request these payments. You may not have a Systematic Withdrawal Program in effect if we pay your minimum required distribution in installments. We will terminate your participation in the program upon notification of your death.
CHARGES
Annual Contract Fee
There is no Separate Account Annual Contract Fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year. if your Account Value is less than a certain amount.
Charges When Money is in a Division
There are two types of charges You pay while You have money in a Division:
●
Separate Account charge and
●
Investment-related charge.
We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Early Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Contract charges.
Separate Account Charge
You will pay an insurance-related charge for the Separate Account (also described in this Prospectus as a “Base Contract Charge”) that is no more than 0.95% annually of the average value of the amount You have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.
General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.
The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated.
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Also, we bear the risk that the guaranteed death benefit we would pay should You die during your “pay-in” phase is larger than your Account Value. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk). The Separate Account charge You pay will not reduce the number of Accumulation Units credited to You. Instead, we deduct the charge as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while You have this Contract.
Portfolio Company Charges and Expenses
Charges are deducted from and expenses paid out of the assets of the Portfolios that are described in the prospectuses for those Portfolios. Shares of the Portfolios are purchased for the Separate Account at their net asset value. The net asset value of Portfolio shares is determined after deduction of the fees and charges. For further information, consult the prospectus for each Portfolio and Appendix A.
Premium and Other Taxes
Some jurisdictions tax what are called “annuity considerations.” These may apply to purchase payments, Account Values and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Values or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as “annuity taxes”) only when You exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may also deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.
Premium taxes, if applicable, depend on the Contract You purchased and your home state or jurisdiction and range from 0% to 3.50% of Account Value (or, if applicable, purchase payments).
We also reserve the right to deduct from purchase payments, Account Value, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Contract. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contract. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.
We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Early Withdrawal Charges
An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments made less than 8 years before the date of the withdrawal. The Early Withdrawal Charge does not apply in certain situations or upon the occurrence of certain events or circumstances. To determine the Early Withdrawal Charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your
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actual allocations and the Fixed Interest Account or Divisions from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an Early Withdrawal Charge, then from other purchase payments on a “first-in-first-out” (oldest money first) basis and then from earnings. Once we have determined the amount of the Early Withdrawal Charge, we will then withdraw it from the Fixed Interest Account and the Divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. For example, if the Early Withdrawal Charge is greater than the available purchase payments, then we will take the Early Withdrawal Charges, in whole or in part, from your earnings.
For partial withdrawals, the Early Withdrawal Charge is determined by dividing the amount that is subject to the Early Withdrawal Charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the Early Withdrawal Charge. We will treat your request as a request for a full withdrawal if your Account Value is not sufficient to pay both the requested withdrawal and the Early Withdrawal Charge.
For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an Early Withdrawal Charge and pay You the rest.
The Early Withdrawal Charge on purchase payments withdrawn is as follows:
During Purchase Payment Year	Percentage
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 & Later	0%
Early Withdrawal Charges may be waived or reduced for certain Deferred Annuities because we have reduced sales costs associated with them.
The Early Withdrawal Charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of Early Withdrawal Charges we collect. However, we believe that our sales costs may exceed the Early Withdrawal Charges we collect. If so, we will pay the difference out of our general profits.
When No Early Withdrawal Charge Applies
In some cases, we will not charge You the Early Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet one of the conditions listed below.
You do not pay an Early Withdrawal Charge:
●
On transfers You make among the Divisions or to or from the Fixed Interest Account.
●
On withdrawals of purchase payments You made over eight years ago.
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●
If You choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).
●
If You die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.
●
If your Contract permits and your spouse is substituted as the Contract Owner of the Deferred Annuity and continues the Contract, that portion of the Account Value that equals the “step up” portion of the death benefit.
●
If You withdraw up to 10% of your Account Value each Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time You make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% will You have to pay Early Withdrawal Charges. For the unallocated Keogh and other Deferred Annuities, generally You are allowed to take the “free withdrawal” on top of any other withdrawals which are otherwise exempt from the Early Withdrawal Charge. This is not true if your other withdrawals are in connection with a systematic termination or purchase payments made over seven years ago.
The percentage of your Account Value You are permitted without an Early Withdrawal Charge is for:
●
Unallocated Keogh Deferred Annuity, 20%.
●
Non-Qualified and IRA Deferred Annuities (depending on the Contract’s terms), either 10% of your Account Value or 10% of your Fixed Interest Account Value only.
●
If the withdrawal is required for You to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if You have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Code.
●
Except for the unallocated Keogh Deferred Annuity, if your Contract provides for this, and except in the state of Massachusetts, on your first withdrawal to which an Early Withdrawal Charge would otherwise apply, and either You or your spouse:
●
Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or
●
Is diagnosed with a terminal illness and not expected to live more than a year.
●
Systematic Termination. For unallocated Keogh Deferred Annuities You may withdraw your total Account Value without an Early Withdrawal Charge when the Account Value is paid in annual installments based on the following percentages of your Account Value for that year’s withdrawal:

Contract Year*	Percentage
1	20%
2	25%
3	33⅓%
4	50%
5	remainder
*
Less that Contract Year’s withdrawals.
Any money You withdraw in excess of these percentages in any Contract Year will be subject to Early Withdrawal Charges. You may stop the systematic termination of the Contract. If You ask to restart systematic termination, You begin at the beginning of the schedule listed above.
●
For the unallocated Keogh Deferred Annuity, if You are disabled and request a total withdrawal. Disability is
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defined in the Federal Social Security Act. If the unallocated Keogh Deferred Annuity is issued in connection with your retirement plan which is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) and if your plan document defines disability, your plan’s definition governs.
●
If You retire:
●
For the unallocated Keogh Deferred Annuity, if your plan defines retirement and You retire under that definition. If You are a “restricted” participant, according to the terms of the unallocated Keogh Deferred Annuity, You must have participated in the unallocated Keogh Deferred Annuity for the time stated in the Contract.
●
For certain Non-Qualified Deferred Annuities, if You retire from the employer and for certain others if You retire and receive retirement benefits from your employer’s qualified plan.
●
For certain IRA Deferred Annuities, if You retire from the employer.
●
If You leave your job:
●
For the unallocated Keogh Deferred Annuity, if You are a “restricted” participant, according to the terms of the unallocated Keogh Deferred Annuity, You must have participated in the unallocated Keogh Deferred Annuity for the time stated in the Contract.
●
For certain Non-Qualified Deferred Annuities, if You retire from your employer or, for certain others, if You leave your job and receive retirement benefits.
●
For certain IRA Deferred Annuities, if You leave your job with your employer.
●
For the unallocated Keogh Deferred Annuity, if your plan terminates and the Account Value is transferred into another annuity contract we issue.
●
For the unallocated Keogh Deferred Annuity, if You suffer from an unforeseen hardship.
●
For unallocated Keogh Deferred Annuity, if You make a direct transfer to another investment vehicle we have preapproved. If You are a “restricted” participant, according to the terms of the unallocated Keogh Deferred Annuity, You also must roll over your Account Value to a MetLife IRA within 120 days after You are eligible to receive a plan distribution.
●
If permitted in your state, for the unallocated Keogh Deferred Annuity, if you make a direct transfer to another funding option or annuity contract issued by us or one of our affiliates and we agree.
●
If You have transferred money which is not subject to a withdrawal charge (because You have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.
When A Different Early Withdrawal Charge May Apply
If You transferred money from certain eligible MetLife contracts into the Deferred Annuity, You may have different Early Withdrawal Charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.
Amounts transferred before January 1, 1996:
We credit your transfer amounts with the time You held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges (determined as previously described) for transferred amounts from your original Contract:
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During Purchase Payment Year	Percentage
1	5%
2	4%
3	3%
4	2%
5	1%
6 and Beyond	0%
Amounts transferred on or after January 1, 1996:
For certain Contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original Contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges for transferred amounts from your original Contract:
During Transfer Year	Percentage
1	5%
2	4%
3	3%
4	2%
5	1%
6 and Beyond	0%
●
If we issued the other Contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other Contract as if they were made under the Deferred Annuity as of the date we received them under that Contract.
●
Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time You held them under your original Contract.
Divorce. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.
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BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract:
Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Basic Death Benefit
Guarantees that the
death benefit will not
be less than the
greatest of (1) your
Account Value; (2) Your
highest Account Value
as of December 31
following the end of
your fifth Contract Year
and at the end of every
other five year period.
In any case, less any
later partial
withdrawals, fees and
charges; or (3) the
total of all of your
purchase payments less
any partial
withdrawals, fees and
charges.
		Standard	None	●Withdrawals or loans could significantly reduce the benefit.
The Equity Generator®	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.	Standard	None	●Benefit limits available investment options. ●If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
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Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The EqualizerSM
You start with equal
amounts of money in
the Fixed Interest
Account and your
choice of either the
MetLife Stock Index
Division or the Frontier
Mid Cap Growth
Division. Each quarter,
amounts are
transferred between
the Fixed Interest
Account and your
chosen Division to
make the value of each
equal.
		Standard	None	●Not available to all Deferred Annuities ●Benefit limits available investment options.
The Rebalancer®
You select a specific
asset allocation for
your entire Account
Balance from among
the Divisions and the
Fixed Interest Account,
if available. Each
quarter we transfer
amounts among these
options to bring the
percentage of your
Account Balance in
each option back to
your original
allocation.
		Standard	None	●In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.
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Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Index Selector®
You may select one of
five asset allocation
models which are
designed to correlate
to various risk
tolerance levels. Each
quarter the percentage
in each of the Divisions
in which the model
invests and any Fixed
Interest Account is
brought back to the
selected model
percentage by
transferring amounts
among the Divisions
and any Fixed Interest
Account.
		Standard	None	●Benefit limits available investment options.
Systematic Withdrawal Program	Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year.	Standard	None
●Any applicable
income and penalty
taxes will apply on
amounts withdrawn.
Withdrawals in
excess of the annual
free withdrawal
allowance may be
subject to a
withdrawal charge.
●To elect systematic
withdrawals You
must have an
Account Value of at
least $5,000.

Death Benefit
One of the insurance guarantees we provide You under your Deferred Annuity is that your beneficiaries will be protected during the “pay-in” phase against market downturns. You name your beneficiary(ies) under the Non-Qualified and IRA Deferred Annuities. (There is no death benefit for the unallocated Keogh Deferred Annuity.)
If You die during the pay-in phase, the death benefit the beneficiary receives will be the greatest of:
●
Your Account Value;
●
Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or
●
The total of all of your purchase payments less any partial withdrawals, fees and charges.
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The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary, if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk.
If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method.
Until the beneficiary (or each beneficiary if there are multiple beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk.
Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Value in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions until each of the other beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.
Subject to the minimum amount requirements described in “Minimum Size of Your Income Payment”, your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take the payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.
If permitted in the Contract, if the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities and continue the Contract under the terms and conditions of the Contract that applied prior to the Owner’s death, with certain exceptions described in the Contract. In that case, the Account Value will be reset to equal the death benefit on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in a Division and the Fixed Interest Account as each bears to the total Account Value.) If the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Value as of December 31 following the end of the fifth Contract Year and every other five-year period, are reset on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable Early Withdrawal Charges will be assessed against future withdrawals.
Your beneficiary may also continue the Traditional IRA Deferred Annuity in your name. In that case the Account Value is reset to equal the death benefit on the date the beneficiary submits the necessary documentation in Good Order. (Any additional amounts added to the Account Value will be allocated in the same proportions to each value in a Division and the Fixed Interest Account as each bears to the total Account Value.) There is no second death
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benefit payable upon the death of the beneficiary. Your beneficiary may not make additional purchase payments; he or she is permitted to make transfers. Your beneficiary will not bear any Early Withdrawal Charges.
There is no death benefit once the income or “pay-out” phase begins, however, depending on the pay-out option you select, any remaining guarantee will be paid to your beneficiary.
Total Control Account
The beneficiary may elect to have the Contract’s death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You, subject to our current established administrative procedures and requirements.
Assets backing the Total Control Account are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Account, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.
Pay-Out Options (or Income Options)
You may convert your Deferred Annuity into a regular stream of income after your “pay-in” or “accumulation” phase. The pay-out phase is often referred to as “annuitizing” your Contract. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Value (less any premium taxes and applicable Contract fees), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. The variable pay-out option may not be available in all states. Once your Contract is fully annuitized, You will not be able to withdraw any Account Value.
When considering a pay-out option, You should think about whether You want:
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Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;
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A fixed dollar payment or a variable payment; or
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A refund feature.
Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse’s lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which You will receive your income payments. If You do not tell us otherwise, your Fixed Interest Account Value will be used to provide a Fixed Income Option and your Separate Account Value will be used to provide a variable pay-out income option.
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You can change or extend the date income payments begin at any time before the date specified in the Contract with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).
Please be aware that once your Contract is annuitized, depending on the pay-out option You elect, any remaining guarantee (i.e., cash refund amount or guaranteed income payments) will be paid to your Beneficiary(ies). In addition, once your Contract is fully annuitized, You will not be able to withdraw any Account Value.
Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the “Income Annuities” heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase.
INCOME ANNUITIES
Income Annuities provide You with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, You may receive your payments on a monthly, quarterly, semi-annual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that You begin receiving payments immediately or You can apply the Account Value of your Deferred Annuity to a pay-out option to receive payments during your “pay-out” phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your “pay-out” phase, You may defer receiving payments from us for one year after You have purchased an immediate annuity. You bear any investment risk during any deferral period. We no longer offer the Income Annuities.
We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If You annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.
Using proceeds from the following types of arrangements, You may purchase Income Annuities to receive immediate payments:
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Non-Qualified
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Unallocated Keogh
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Roth IRAs
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Traditional IRAs
If You have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as applicable Federal income tax requirements are met.
If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer’s or plan administrator’s statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how You may be affected.
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Income Payment Types
Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when You decide to take a pay-out option or at application; we will not make that decision for You. Your decision is irrevocable.
There are three people who are involved in payments under your Income Annuity:
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Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.
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Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.
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Beneficiary: the person who receives continuing payments or a lump sum payment if the Owner dies.
Many times, the Owner and the Annuitant are the same person.
When deciding how to receive income, consider:
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The amount of income You need;
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The amount You expect to receive from other sources;
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The growth potential of other investments; and
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How long You would like your income to last.
Your income payment amount will depend in large part on the type of income payment You choose. For example, if You select a “Lifetime Income Annuity for Two,” your payments will typically be lower than if You select a “Lifetime Income Annuity.” Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or Joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger. Where required by state law or under a qualified retirement plan, the Annuitant’s sex will not be taken into account in calculating income payments. Annuity rates will not be less than those guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. Tax rules may prohibit election of Lifetime Income for Two income types and/or may also prohibit payments for as long as the Owner’s life in certain circumstances. The terms of your Contract will determine when your income payments start and the frequency with which You will receive your income payments. When You select an income type, it will apply to the fixed and/or variable income payment election made by You at the time of annuitization.
We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations.
The following income payment types are available and once elected you may not make withdrawals from the income option. We may make other options available from time to time. You must select an income payment option or actively defer income payments once the Annuitant or Joint Annuitant (if younger than the Annuitant) turns age
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85 (age 70 1/2 if the Contract is issued as a Roth IRA). The default income payment type is a Lifetime Income Annuity with a Guarantee Period of 10 years. If You defer taking an income option, your Contract will mature once the Annuitant (or Joint Annuitant, if younger) turns age 100 (age 90 for Contracts issued as a Roth IRA).
Lifetime Income Annuity: An income type that is paid as long as the Annuitant is living.
Lifetime Income Annuity with a Guarantee Period: An income type that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity until the end of the guaranteed period. If the Contract Owner dies during the guarantee period, payments will be made to the beneficiary in accordance with the Code. No payments are made once the guarantee period has expired and the Annuitant is no longer living.
Lifetime Income Annuity with a Refund: An income type that is paid as long as the Annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the Annuitant dies before the total of all income payments received equals the purchase payment, we will pay the Contract Owner (or the beneficiary, if the Contract Owner is not living) the difference in a lump sum.
Lifetime Income Annuity for Two: An income type that is paid to the Annuitant(s) as long as the Contract Owner is living. After the Contract Owner dies, payments continue to be made to the Annuitant(s) either for (1) life (provided certain Federal tax law requirements are met) or (2) ten (10) years. Payments made for life to the Annuitant after the death of the Contract Owner may be the same as those made while the Contract Owner was living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the Annuitants are no longer living.
Lifetime Income Annuity for Two with a Guarantee Period: An income type that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Owner of the annuity until the end of the guaranteed period. If the Owner dies during the guarantee period, payments will be made to the beneficiary in accordance with the Code. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both Annuitants are no longer living.
Lifetime Income Annuity for Two with a Refund: An income type that is paid as long as either Annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both Annuitants die before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.
Income Annuity for a Guaranteed Period: An income type that is payable for a permitted guaranteed period. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a Contract with this income payment type. If the Owner dies before the end of the guarantee period, payments are made to the beneficiary in accordance with the Code. No payments are made after the guarantee period has expired.
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Minimum Size of Your Income Payment
Your initial income payment must be at least $50. If You live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to provide this minimum initial income payment.
Allocation
You decide what portion of your income payment is allocated among the Fixed Income Option and the Divisions.
The Value of Your Income Payments
Amount of Income Payments
Variable income payments from a Division will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.
The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains fixed for the duration of the Contract if no reallocations are made.
The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.
Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then-current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the Contract Owner that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the Contract Owner will be given the benefit of the higher rates.
Annuity Units
Annuity Units are credited to You when You make a purchase payment or make a reallocation into a Division. Before we determine the number of Annuity Units to credit to You, we reduce a purchase payment (but not a reallocation) by any premium taxes and the Contract fee, if applicable. We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to a Division) by the Annuity Unit Value on the date of the transaction. The result is the number of Annuity Units credited for that Division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When You reallocate an income payment from a Division, Annuity Units supporting that portion of your income payment in that Division are liquidated.
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AIR
Your income payments are determined by using the AIR to benchmark the investment experience of the Divisions You select. We currently offer a 3% and 4% AIR. Certain states may require a different AIR or a cap on what AIR may be chosen. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Divisions.
The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract’s issue date, then the amount of that payment will be determined on your Contract’s issue date.
The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.
Valuation
This is how we calculate the Annuity Unit Value for each Division:
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First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;
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Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;
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Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and
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Finally, we multiply the previous Annuity Unit Value by this result.
Reallocations
You may make reallocations among the Divisions or from the Divisions to the Fixed Income Option. Once You reallocate your income payment into the Fixed Income Option You may not later reallocate amounts from the Fixed Income Option to the Divisions. If You reside in certain states You may be limited to four options (including the Fixed Interest Option).
Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the Divisions or Fixed Income Option to generate your income payments.
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Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange on that business day. All other reallocation requests in Good Order will be processed on the next business day.
For us to process a reallocation, You must tell us:
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The percentage of the income payment to be reallocated;
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The Divisions from which You want the income payment to be reallocated; and
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The Divisions or Fixed Income Option (and the percentages allocated to each) to which You want the income payment to be reallocated.
When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.
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First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;
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Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;
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Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation; and
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Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.
When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.
You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a beneficiary’s ability to make a reallocation.
Here are examples of the effect of a reallocation on the income payment:
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Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125 ÷ $100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)
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Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will be made to the number of Annuity Units in both Divisions as well.)
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GENERAL INFORMATION
Administration
All transactions will be processed in the manner described below.
Purchase Payments
Send your purchase payments by check, cashier’s check or certified check made payable to “MetLife,” to our Administrative Office. We reserve the right to receive purchase payments by other means acceptable to us. We do not accept cash, money orders or traveler’s checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments.
We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access To Your Money.”) If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.
Purchase payments (including any portion of your Account Value under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in Good Order at our Administrative Office, except when they are received:
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On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or
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After the close of the Exchange.
In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.
We reserve the right to credit your initial purchase payment to You within two days after its receipt at our Administrative Office. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.
Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which You are a participant or member must identify You on their reports to us and tell us how your money should be allocated among the Divisions and the Fixed Interest Account/Fixed Income Option.
Confirming Transactions
You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments, and automated investment strategy transfers,
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may be confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Processing Transactions
We permit You to request transactions by mail, telephone, facsimile, email and Internet (we may require specific forms for certain transactions). We may suspend or eliminate telephone, email, or Internet privileges at any time for all or any transaction types, without prior notice. We reserve the right not to accept requests for transactions by facsimile.
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners’ requests and elections and day-to-day record keeping, are all executed through computer networks and systems.
Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.
If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an Owner’s account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.
By Telephone, Facsimile, Email or Internet
You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Some of the information and transaction requests accessible to You include:
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Account Value,
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Unit Values,
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Current rates for the Fixed Interest Account,
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Transfers,
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Changes to investment strategies, and
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Changes in the allocation of future purchase payments.
For your Deferred Annuity in the pay-out phase or Income Annuity, You may obtain information and initiate transactions through our toll-free number, (800) 560-5001. Our customer service consultants are available by telephone between 8:00 a.m. and 6:00 p.m. Eastern Time each business day.
All requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Administrative Office to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
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We have put into place reasonable security procedures to ensure that instructions communicated by telephone, email or Internet are genuine. For example, all telephone calls are recorded. Also, You will be asked to provide some personal data prior to giving your instructions over the telephone, email or through the Internet. When someone contacts us by telephone, email or Internet and follows our security procedures, we will assume that You are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that You have trouble reaching us, requests should be made in writing to our Administrative Office.
Telephone, email, facsimile and computer systems may not always be available. Any telephone, email, facsimile or computer system, whether it is yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, You should make your transaction request in writing to our Administrative Office.
Response times for the telephone, email, facsimile or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.
We are not responsible or liable for:
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any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or
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any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.
After Your Death
If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. For example, if You request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity’s or annuitized Deferred Annuity’s provisions, we may continue making payments to a joint Annuitant or pay your beneficiary a refund.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare annuity Contracts to be abandoned after a period of inactivity of two to five years from the Contract’s maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation and within certain mandated time
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periods. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your beneficiary designations, including complete contact information, and if it changes. Please call (800) 560-5001 to make such changes.
Misstatement
We may require proof of age or sex (where permitted) of the Annuitant, Contract Owner, or beneficiary before making any payments under this Contract that are measured by the Annuitant’s, Contract Owner’s, or beneficiary’s life. If the age or sex (where permitted) of the measuring life has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex (where permitted).
Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any underpayments.
Third Party Requests
Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners, and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.
Valuation — Suspension of Payments
We separately determine the Accumulation Unit Value and Annuity Unit Value for each Division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.
When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedures, we will make withdrawals and transfers/reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of Annuity Units You receive on the next available Annuity Unit Value.
We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:
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rules of the SEC so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or
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during any other period when the SEC by order so permits.
We may also suspend or postpone payment for a withdrawal or income payment when we have a reasonable belief that the payment being requested is connected to financial exploitation of a Specified Adult. A Specified Adult is a person who is aged 65 or older or a person aged 18 or older who has a mental or physical impairment that renders the individual unable to protect his or her own interests. If we reasonably suspect financial exploitation of a Specified Adult, we will place a temporary hold on the payment, transfer the amount of the payment to the Fixed Interest Account and provide notification to You, the Trusted Contact Person(s) on file and any other party
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authorized to make transactions under the Contract that a hold has been placed on the payment(s) pending further investigation. A Trusted Contact Person is the person or persons designated by You as a person we may contact should we not be able to contact You or if You are a Specified Adult and we reasonably believe or suspect that You have or are being financially exploited. The Trusted Contact Person may be changed by You by contacting our Administrative Office. We may hold the payment for up to 15 business days (or longer under certain conditions) after the temporary hold was placed while we conduct further investigation, unless the period is extended by a regulator or court order.
Withdrawals
We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at our Administrative Office, but we may delay payment as permitted by law, under certain circumstances. (See "Valuation - Suspension of Payments.") We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Interest Account for the period permitted by law, but for not more than six months.
Changes to Your Deferred Annuity or Income Annuity
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of Contract Owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:
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To operate the Separate Account in any form permitted by law.
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To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations transactions permitted.
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To transfer any assets in a Division to another Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Divisions in the Separate Account.
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To substitute for the Portfolio shares in any Division, the shares of another class of Brighthouse Trust I, Brighthouse Trust II or the shares of another investment company or any other investment permitted by law.
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To change the way we assess charges, but without increasing the maximum aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.
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To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.
If any changes result in a material change in the underlying investments of a Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.
Voting Rights
Based on our current view of applicable law, You have voting interests under your Deferred Annuity or Income Annuity concerning Brighthouse Trust I, Brighthouse Trust II or American Funds® proposals that are subject to a
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shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.
We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio’s shares based on our own judgment.
You are entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under the unallocated Keogh Deferred Annuity, participants may instruct You to give us instructions regarding shares deemed attributable to their contributions to the Deferred Annuity. Under the unallocated Keogh Deferred Annuity, we will provide You with the number of copies of voting instruction soliciting materials that You request so that You may furnish such materials to participants who may give You voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.
There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semi-annual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners or Annuitants may control the outcome of a vote. Shares of Brighthouse Trust I, Brighthouse Trust II or American Funds® that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:
●
The shares for which voting instructions are received; and
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The shares that are voted in proportion to such voting instructions.
However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio’s shares based on our judgment.
Who Sells the Deferred Annuities and Income Annuities
The Contracts are no longer available for sale. MetLife Investors Distribution Company (“MLIDC”) is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities and Income Annuities (e.g., commissions payable to the retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts.
MLIDC’s principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at (800) 289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
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The Contracts were sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Contracts also could have been sold through the mail, the Internet or by telephone.
There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities. MLIDC pays compensation based upon a “gross dealer concession” model. With respect to the Deferred Annuities, the gross dealer concession ranges from 0% to 2.25% of each purchase payment and, starting in the second Contract year gross dealer concession ranges from 0% to 0.675% of the Account Value or amount available from which income payments are made each year that the Contract is in force for servicing the Contract. With respect to Income Annuities, the gross dealer concession is 0% to 4% of the purchase payment and, starting in the second year, 0% to 0.04% of the amount available from which income payments are made for each year the Contract is in force for servicing the Income Annuity.
We may make payments to MLIDC that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for MLIDC’s management team, advertising expenses, and other expenses of distributing the Contracts. MLIDC’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with MLIDC. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm’s guidelines directly from us or the distributor.
Financial Statements
The financial statements of the Separate Account and the financial statements of MetLife are located in the Statement of Additional Information.
Your Spouse’s Rights
If You received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse’s rights.
If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse’s consent.
For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney.
Any reference to “spouse” includes those persons who are married under state law, regardless of sex.
When We Can Cancel Your Deferred Annuity or Income Annuity
We may not cancel your Income Annuity.
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We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 36 consecutive months and your Account Value is less than $2,000, except for the unallocated Keogh Deferred Annuity. We may only cancel the unallocated Keogh Deferred Annuity if we do not receive purchase payments from You for 12 consecutive months and your Account Value is less than $15,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we cancel a Deferred Annuity issued in New York, we will return the full Account Value. In all other cases, You will receive an amount equal to what You would have received if You had requested a total withdrawal of your Account Value. Early Withdrawal Charges may apply. Certain Deferred Annuities do not contain these cancellation provisions.
We will not terminate any Contract if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if your plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Account Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.
FEDERAL TAX CONSIDERATIONS
Introduction
The following is a brief summary of some tax rules and includes information about different types of tax markets and benefits, not all of which may be available under the Contract, as applicable. It is not intended as tax advice. The Internal Revenue Code (“Code”) and the provisions of the Code that govern Deferred Annuities are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your MetLife annuity contract (“Contract”). Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.
When you invest in an annuity Contract, you usually do not pay taxes on your investment gains until you withdraw the money — generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (“ERISA”).
We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
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To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
Any Code reference to “spouse” includes those persons who enter into lawful marriages under state law, regardless of sex.
Non-Qualified Annuity Contracts
This discussion assumes the Contract is an annuity Contract for Federal income tax purposes that is not held in a tax qualified “plan” defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or governmental 457(b) plans. Deferred Annuities owned through such plans are referred to below as “qualified” contracts.
Accumulation
Generally, an owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract, until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payment or commutation. This deferral of taxation on accumulated value in the Contract, is limited to Deferred Annuities owned by or held for the benefit of “natural persons.” A Contract, will be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract, as an agent for the exclusive benefit of a natural person.
In contrast, a Contract, owned or not treated as held by a “natural person,” such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Contract, as applicable, in the year earned. Note that in this regard, an employer which is the owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees, or otherwise, is considered a non-natural owner and any annual increase in the Contract value will be subject to current income taxation.
Surrenders or Withdrawals — Early Distribution
If You take a withdrawal from your Contract, or surrender your Contract, prior to the date You commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount You receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax).
The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for “early” distribution if such withdrawal is taken prior to You reaching age 59 1∕2, unless an exception applies.
Exceptions include, but are not limited to, distributions made:
(a) on account of your death or disability,
(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of You and your designated beneficiary, or
(c) under certain immediate income annuities providing for substantially equal payments made at least annually.
If You receive systematic payments that You intend to qualify for the substantially equal periodic payments (“SEEP”) exception noted above, certain modifications (except due to death or disability) to your payment before
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age 59 1∕2 or within five years after beginning these payments, whichever is later, may result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract and additional withdrawals from the Contract. However, the SEEP exception may continue to apply to:
(1) a tax-free rollover, transfer or exchange to another eligible arrangement if the combined distributions from the old and new arrangements continue to satisfy the exception, and
(2) payments from annuities that otherwise satisfy the RMD rules.
You should consult your tax adviser about your particular situation.
For non-qualified Contracts, amounts received under the exercise of a partial withdrawal may be treated as taxable income. Exercise of a withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.
If your Contract, has been purchased with an Optional Two-Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax purchase payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (“IRS”) may consider that Contract, charges attributable to the guaranteed death benefits are to be treated as distributions from the Contract, to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits (where applicable)
If You have purchased any Guaranteed Withdrawal Benefit (“GWB”) where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Contract value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Contract value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Contract value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See “Taxation of Payments in Annuity Form” below.)
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MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with Federal income tax rules and/or IRS guidance (whether formal or informal).
Aggregation
If You purchase two or more Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity Contract may be exchanged tax-free in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or “deemed” distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Contract, (your “gain”). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether these rules apply to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.
A transfer of ownership of the Contract or the designation of an Annuitant or other beneficiary who is not also the Contract owner, may result in income or gift tax consequences to the Contract owner. You should consult your tax adviser if You are considering such a transfer or assignment.
Death Benefits
The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the Contract must be distributed in accordance with Section 72(s) of the Code. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.
If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person. Naming a non-natural person, such as a trust or estate, as a designated beneficiary, may eliminate the ability to stretch the payment over an individual’s life or life expectancy, and may also eliminate the
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ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a non-qualified contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of death benefit features.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Contract owner.
For Deferred Annuities owned by a non-natural person, the required distribution rules apply upon the death or change in the primary Annuitant. If there is more than one Annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, owners of variable annuity non-qualified contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract such as the number of Portfolios available and the flexibility of the Contract owner to allocate purchase payments and transfer amounts among the Divisions have not been addressed. While we believe that the Contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract owner from being treated as the owner of the Separate Account assets supporting the Contract.
Taxation of Payments in Annuity Form
Payments received from the Contract in the form of an annuity are taxed differently depending on whether You select a fixed or variable payment option. For fixed annuity payments, payments are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The exclusion ratio is applied to each fixed annuity payment to determine the portion that is a non-taxable return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract, is fully recovered.
Variable annuity payments are expected to fluctuate and the amount You may receive is uncertain. Variable annuity payments are taxable as ordinary income to the extent they exceed the portion of each annuity payment that is determined to be a non-taxable return of your investment in the Contract. The non-taxable return of your investment in the Contract is determined by dividing the investment in the Contract (with adjustment) by the number of years over which it is anticipated the annuity will be paid. In general, your investment in the Contract is recovered pro-rata over the expected payment period.
We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater — or less — than the taxable amount determined by us and reported by us to You and the IRS.
Once You have recovered the investment in the Contract further annuity payments are fully taxable.
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If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Start Date.
Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract or a long-term care contract as part of a tax-free exchange.
If the Contract allows, You may elect to convert less than the full value of your Contract, to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract or Deferred Annuity and the deferred portion. An exclusion ratio or excludable amount will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.
The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.
Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a Contract thus requiring payout of any remaining interest in the Contract within five years of a Contract owner’s death (or the primary annuitant’s death where the Contract owner is not a natural person) or over the designated beneficiary’s life (or over a period no longer than the beneficiary’s remaining life expectancy) with such payments beginning within 12 months of the date of death if a Contract owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of a Contract owner’s death (or of a primary annuitant’s death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Medicare tax on the lesser of:
(1) the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or governmental plans under 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
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You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident may be subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.
Qualified Annuity Contracts
Introduction
The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
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A Contract, may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (“IRS”) may consider that Contract charges attributable to the guaranteed death benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the Contract will only accept a single purchase payment consisting of a transfer or rollover from another SIMPLE IRA.
For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If You meet certain requirements, your Roth IRA earnings can be received free of Federal income taxes.
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With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise (where permitted). The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits (where applicable)
If You have purchased the Lifetime Withdrawal Guarantee benefit (“LWG”), where otherwise made available, note the following:
In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Contract value.
If You have purchased any Guaranteed Withdrawal Benefit or LWG, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Contract value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Contract value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with Federal income tax rules and/or IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1∕2
A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for “early” distribution if taken prior to age 59 1∕2, unless an exception applies. The penalty rate is 25% for SIMPLE plan Deferred Annuities if the withdrawal occurs within the first 2 years of your participation in the plan.
These exceptions include but are not limited to withdrawals made:
(a) on account of your death or disability, or
(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or life expectancies) of You and your designated beneficiary and You are separated from employment.
If You receive systematic payments that You intend to qualify for the “substantially equal periodic payments” exception noted above, certain modifications (except due to death or disability) to your payment before age 59 1∕2 or within five years after beginning these payments, whichever is later, may result in the retroactive imposition of the 10% Federal income tax penalty with interest (25% for certain SIMPLE plan withdrawals). Such modifications may
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include but are not limited to additional purchase payments to the Contract and additional withdrawals from the Contract. However, the SEEP exception may continue to apply to:
(1) a tax-free rollover, transfer or exchange to another eligible arrangement if the combined distributions from the old and new arrangements continue to satisfy the exception, and
(2) payments from annuities that otherwise satisfy the RMD rules.
You should consult your tax adviser about your particular situation.
The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions to the Federal income tax penalty for early distributions may be applicable under certain circumstances and special rules may apply or may become applicable in connection with the exceptions enumerated above. You should consult with your tax advisor for further details.
Rollovers
Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).
Nevertheless, Contracts held in certain employer plans may be transferred in part pursuant to a QDRO.
Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. Federal tax law limits You to making only one 60-day rollover from an IRA to another IRA in any 12-month period and the limit is applied across all IRAs that You own, including SEP, SIMPLE, and Roth IRAs. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that You participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Generally, a distribution may be eligible for rollover, but certain types of distributions cannot be rolled over, such as distributions received:
(a) to meet minimum distribution requirements,
(b) for financial hardship, or
(c) for a period of ten or more years or for life.
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20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the applicable withholding amount.
Death Benefits
The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
CONTRACTS ANNUITIZED ON OR BEFORE 12/20/19 AND DEATHS OCCURRING ON OR BEFORE 12/31/19
Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Start Date).
If You die on or after your Annuity Start Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If You die before your Annuity Start Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).
Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.
If the IRA is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Contract owner. If your Contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1∕2.
Your spouse may elect to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
CONTRACTS ANNUITIZED AFTER 12/20/19 AND DEATHS OCCURRING AFTER 12/31/19
Distributions required from a qualified Contract following Your death must be fully distributed to designated beneficiaries within ten (10) years after the date of death. This distribution period applies regardless of whether You die before, on, or after the Annuity Start Date. In addition, if Your death occurs on or after Your Annuity Start
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Date, designated beneficiaries must also take an annual required minimum distribution beginning in the first calendar year after the calendar year of Your death. Separate rules apply to a designated beneficiary who is an Eligible Designated Beneficiary.
An Eligible Designated Beneficiary is an individual who, on the date of death, is:
(1) Your surviving spouse;
(2) Your child who has not yet reached the age of majority (as defined by federal tax law);
(3) a chronically ill individual as defined by the Code; or
(4) any other individual who is not more than ten (10) years younger than You.
An Eligible Designated Beneficiary may receive the remaining portion of the interest in the Contract over his/her life or life expectancy, beginning in the year following the year of death.
If your Contract permits, your Eligible Designated Beneficiary spouse may delay the start of these payments until December 31 of the year You would have reached your Required Beginning Date.
Following the death of an Eligible Designated Beneficiary, the remaining interest in the Contract must be distributed within ten (10) years. In addition, a child who is an Eligible Designated Beneficiary because he or she has not yet reached the age of majority must have the remaining interest in the Contract fully distributed within ten (10) years after reaching the age of majority.
Your spouse may elect to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
NON-DESIGNATED BENEFICIARIES
Distributions required from a qualified Contract following your death must generally be distributed to Non-designated beneficiaries (for example, charitable organizations or nonqualified trusts) within five (5) years of the date of death. However, if your death occurs after the Required Beginning Date, the benefits may be paid out to the non-designated beneficiary at least as rapidly as under the method of distribution being used as of the date of death.
Required Minimum Distributions
Generally, You must begin receiving amounts from your retirement plan by April 1st following the latter of:
(a) the calendar year in which You reach your Required Beginning Date (as defined by Section 401(a)(9) of the Code), or
(b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1st of the year after You reach your Required Beginning Date even if You have not retired.
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Your required minimum distribution request must be in Good Order and payment must be processed by MetLife prior to the due date (generally the end of the calendar year or April 1st of the year following the year in which You reach your Required Beginning Date) in order to satisfy the requirement for the applicable tax year.
A Federal tax penalty may apply if the amount distributed to You for the tax year under any tax qualified plan (as defined earlier) is less than Your required minimum distribution amount.
You may not satisfy minimum distributions for one employer’s qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
Complex rules apply to the calculation of minimum distributions. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.
The regulations also require that the value of benefits under a Contract including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.
Required minimum distribution rules that apply to other types of retirement accounts while You are alive do not apply to Roth accounts. However, in general, the post-death rules with respect to required minimum distributions do apply to beneficiaries of Roth accounts.
Additional Information Regarding IRAs
Purchase Payments
Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. If You have compensation, you can continue to make purchase payments after beginning required minimum distributions if your Contract permits. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If You
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or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.
Roth IRA purchase payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits.
Withdrawals
If and to the extent that Traditional IRA purchase payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise (where permitted). The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1∕2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise (where permitted). The amount will be determined by the Code.
Conversion
Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits, including any death benefit in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Contract value at the date of conversion.
A conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA made on or after January 1, 2018 cannot be recharacterized. Please consult your tax adviser.
Additional Information regarding TSA (ERISA and non-ERISA) 403(b)
Special Rules Regarding Exchanges
In order to satisfy tax regulations, contract exchanges within a 403(b) plan must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a Participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details
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concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.
Withdrawals
If You are under age 59 1∕2, You generally cannot withdraw money from your 403(b) Contract unless the withdrawal:
a) Relates to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;
b) Is exchanged to another permissible investment under your 403(b) plan;
c) Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if Your plan allows it;
d) Occurs after You die, leave Your job or become disabled (as defined by the Code);
e) Is for financial hardship (but only to the extent of elective deferrals), if Your plan allows it;
f) Relates to distributions attributable to certain 403(b) plan terminations, if the conditions of the Code are met;
g) Relates to rollover or after-tax contributions; or
h) Is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Other exceptions may apply or become applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Accordingly, if You are considering taking a withdrawal prior to age 59 1∕2, please consult your tax adviser to determine whether an exception applies to your particular situation.
Distinction for Puerto Rico Code
An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
A Puerto Rico qualified retirement plan trust, all of the participants of which are Puerto Rico residents may be exempted from income taxation pursuant to 2011 PR Code Section 1081.01 and Section 1022(i)(1) of ERISA as such trust will be treated for purposes of the Code Section 501(a) as a trust described in Code Section 401(a). If a variable annuity contract is acquired by said trust, the earnings accumulated or distributed under such contract or any income realized from the sale or exchange of the contract may not be subject to current income taxation due to the income tax exemption that the trust is entitled to. Whether a Puerto Rico retirement plan trust is qualified under 2011 PR Code Section 1081.01 depends on the facts and circumstances of each case. Each fiduciary of a Puerto Rico retirement plan should ascertain the qualified status of the retirement plan trust, and thus, that it enjoys the benefits of income tax exemption before investing in the variable annuity contract.
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Contributions
The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions
Any amount received or made available to the employee under the qualified plan is generally includible in the gross income of the employee in the taxable year in which received or made available. However, lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from employment or termination of a retirement plan will generally be treated as ordinary income subject to a withholding tax rate of 20%.
A special rate of 10% may apply instead, if the plan satisfies the following requirements:
(1) the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) 10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants which are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three- year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico, bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, and must be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of a Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
Distributions of retirement income made to a Non-Resident of Puerto Rico by a dual qualified retirement plan (qualified under the U.S. Internal Revenue Code and the 2011 PR Code) funded through a U.S. situs trust will not be subject to Puerto Rico income tax. The State Taxation of Pension Act of 1995 appears to preempt the 2011 PR Code from the imposition of any income tax to distributions to individuals who are not residents of Puerto Rico
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even if such individuals performed services covered by a retirement plan in Puerto Rico while they were Puerto Rico residents. However, in order for such exemption to be available, the Puerto Rico Treasury requires the participant to submit to his/her employer either: (i) IRS Form 8898 (Statement for Individuals Who Begin or End Bona Fide Residence in a U.S. Possession); or (ii) a Sworn Statement including certain personal information directed to establish his/her residence in a State within the continental U.S.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
Rollover
Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account (IRA) for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations
In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
LEGAL PROCEEDINGS
In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
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It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.
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APPENDIX A — INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios currently available. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/tahd/MET000202. You can also request this information at no cost by calling (800) 560-5001, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios, as described below. If your annuity was issued in connection with an employer plan, you should check with your employer as to which Portfolios are available under your Contract.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may include. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Small Capitalization Fund* - Class 2 Capital Research and Management CompanySM	0.90%	2.33%	3.01%	5.81%
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.59%	31.61%	18.83%	16.58%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.53%	24.23%	13.01%	12.20%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.73%	4.62%	2.16%	5.53%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	1.51%	-0.05%	1.66%
US Equity	BlackRock Capital Appreciation Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	31.99%	16.00%	15.07%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.73%	13.65%	9.24%	9.02%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class A Brighthouse Investment Advisers, LLC	0.66%	4.21%	2.36%	3.25%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.65%	6.13%	4.02%	4.70%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.66%	8.28%	5.83%	6.23%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.69%	11.09%	7.62%	7.72%
A-1

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.77%	4.97%	7.95%	7.06%
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.73%	4.69%	1.52%	1.64%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	13.86%	8.40%	8.39%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	8.61%	8.97%	10.16%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.54%	21.69%	13.51%	12.46%
Sector	CBRE Global Real Estate Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.65%	0.66%	1.87%	3.38%
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.69%	17.77%	8.56%	9.91%
International Equity	Harris Oakmark International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.72%	-4.73%	1.84%	3.53%
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	16.42%	9.71%	10.10%
US Equity	Invesco Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.82%	16.59%	7.46%	8.47%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	30.28%	17.53%	16.37%
US Equity	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	34.47%	18.33%	12.15%
A-2

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.90%	11.74%	8.79%	8.70%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.88%	14.88%	7.92%	9.87%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	0.89%	-0.61%	1.09%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	13.59%	10.04%	9.41%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.38%	3.32%	4.47%	5.04%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.31%	11.29%	7.27%	7.78%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	24.67%	14.23%	12.82%
International Equity	MFS® Research International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.64%	3.17%	4.12%	5.49%
Allocation	MFS® Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.62%	7.78%	6.16%	6.51%
US Equity	MFS® Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	11.91%	8.23%	8.89%
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.66%	39.34%	10.89%	12.29%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	9.10%	8.58%	9.70%
A-3

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Fixed Income	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.59%	2.73%	0.11%	1.68%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.56%	30.31%	13.40%	13.89%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. is the subadviser T. Rowe Price Investment Management, Inc. is the sub-subadviser	0.69%	9.59%	7.91%	10.38%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.51%	13.47%	8.32%	10.10%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.60%	10.10%	11.03%	8.59%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.56%	4.88%	1.01%	2.95%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.50%	2.34%	0.24%	1.19%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
Index Selector: If You elect the Index Selector You are limited to allocating your purchase payments and Account Balance among the following investment options and the Fixed Interest Account:
MetLife Aggregate Bond Index
MetLife Stock Index
MetLife MSCI EAFE(R) Index
MetLife Russell 2000(R) Index
MetLife Mid Cap Stock Index
The Equity Generator® and The Equalizer SM: In addition to the Fixed Interest Account these Automated Strategies may also use the:
MetLife Stock Index
Frontier Mid Cap Growth
A-4

Fixed Option
The following is information on the Fixed Interest Account currently available under the Contract. We reserve the right to restrict purchase payments and transfers to the Fixed Interest Account when the yield on investments is not expected to support the Minimum Guaranteed Interest Rate. We will provide you with written notice before doing so.
Name	Term	Minimum Guaranteed Interest Rate*
Fixed Interest Account	Initial Interest Rate Term: begins on each calendar quarter and will be credited from the date amounts are allocated to the Fixed Interest Account until the last day of the same calendar quarter of the following year. Renewal Rate Term: 12 months	3%
*The Minimum Guaranteed Interest Rate Varies by Contract and may be higher than the minimum guaranteed interest rate shown. Check your Contract for the Minimum Guaranteed Interest Rate that applies to your Fixed Interest Account Option.
A-5

The Statement of Additional Information (SAI) includes additional information about the Contracts and the Separate Account. The SAI is available, without charge, upon request. To view and download the SAI, please visit our website https://dfinview.com/metlife/tahd/MET000202. To request a free copy of the SAI or to ask questions, email RCG@metlife.com, write to our Administrative Office or call (800) 560-5001.
This Prospectus incorporates by reference all of the information contained in the SAI, which is legally part of this Prospectus.
Reports and other information about the Separate Account are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Managing your variable annuity contract just got easier. We’re excited to share our enhanced website with you. Login or register today at online.metlife.com and enjoy a more convenient way to manage your contract and sign-up for eDelivery!
EDGAR ID: C000003502

April 28, 2025
VESTMET
Group and Individual Annuity Contracts
Issued by Metropolitan Life Separate Account E of Metropolitan Life Insurance Company
This prospectus describes individual and group flexible purchase payment VestMet contracts (the “Contracts”) issued by Metropolitan Life Separate Account E of Metropolitan Life Insurance Company (“MetLife,” the “Company,” “we,” “us” or “our”). The Contracts are no longer offered for purchase, but continue to accept purchase payments from existing Contract owners.
There are variations of the VestMet Contract described in this prospectus. There are three versions of the Contract referred to as the Variable Retirement Account 1 ("VAR 1"), Variable Retirement Account 2 ("VAR 2") and Variable Retirement Account 3 ("VAR 3," and together with VAR 1 and VAR 2, the "VAR Contracts"). There is also a version of the Contract referred to as an "Enhanced Contract." Unless otherwise noted, the term "Contracts" includes VAR Contracts and Enhanced Contracts.
You decide where your purchase payments are directed. The choices depend on what is available under your Contract and may include the Fixed Interest Account, and through Metropolitan Life Separate Account E, the Portfolios, which include equity, income and allocation fund types as described in Appendix A. Not all Portfolios are available under all Contracts and you should refer to your Contract and other information provided to you for a list of available Portfolios.
How to learn more:
Before investing, read this Prospectus. This prospectus sets forth the information that you should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information (“SAI”).
We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this Prospectus. To request a copy or ask questions, write to us at your Designated Office, call (800) 560-5001, or access the SEC’s website (http://www.sec.gov).
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals can result in surrender charges, taxes, and tax penalties, if applicable.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not guarantee how any of the Divisions or Portfolios will perform. Interests in the Separate Account, the Portfolios and the Fixed Interest Account are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency or entity or person. MetLife's obligations under the Contract are subject to its financial strength and claims-paying ability.
The Contracts are not intended to be offered anywhere that they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Contracts other than the information in this prospectus, supplements to the Prospectus, prospectus summaries or any supplemental sales material we authorize.

2

OVERVIEW OF THE CONTRACT
Purpose of the Contract
The Contract is designed to provide long-term accumulation of assets through investments in one or more investment options during the accumulation phase. It can supplement your retirement income by providing a stream of income payments during the payout phase. It also offers death benefits to protect your designated beneficiaries and favorable tax treatment of insurance proceeds.
This Contract may be appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Portfolios.
Phases of the Contract
Your Contract has two phases: 1) an accumulation or “pay-in” phase; and 2) an income or “pay-out” phase (Annuity Period).
1)
Accumulation (Pay-in) Phase
To help you accumulate assets, You can invest your purchase payments in:
●
Portfolios (mutual funds), each of which has its own investment strategies, investment advisers, expense ratios, and returns; and
●
a Fixed Interest Account option (except for the VAR Contracts), which offers a guaranteed interest rate during a selected period.
Additional information about each Portfolio including its fund type, advisers and any subadvisers as well as current expenses and certain performance information is included in Appendix A.
2)
Income (Pay-out) Phase
You can elect to annuitize your Contract and turn your Contract value into a stream of income payments (sometimes called annuity payments) from MetLife, at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the investment options you select.
Please note that if you annuitize, your investments will be converted to income payments and you may no longer be able to choose to withdraw money at will from your Contract. All benefits (including the standard death benefit) terminate upon annuitization.
Contract Features
The Contract provides for variable annuity payments that begin at the maturity date specified in the Contract, or earlier if you choose to surrender and annuitize. Variable annuity payments fluctuate with the investment results of the Portfolio(s).
Buying the Contract. The Contract is no longer available for sale; however, MetLife will continue to accept additional payments for the Contracts.
3

Purchase Payments. Your purchase payments will be invested in the investment options that you choose. Purchase payments received before the close of the New York Stock Exchange (“NYSE”) (typically 4:00 PM ET), will be credited that day. If we receive your purchase payment after the close of the NYSE, your purchase payment will be applied on the next business day.
Making Withdrawals: Accessing the Money in Your Contract. Before annuitization you can send us a written request to fully surrender your Contract or take partial withdrawals of your Contract value. Federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See “Taxes.”) A Withdrawal Charge may apply. You may also have to pay income taxes, including a tax penalty if you are younger than age 59 1∕2. In any Contract year, you may withdraw an amount without a Withdrawal Charge (the “free withdrawal amount”). The free withdrawal amount is 10% of Contract value on the date of the surrender.
MetLife is currently waiving any early withdrawal or transaction charge that would otherwise be payable on account of any withdrawal or transfer, either from the Fixed Interest Account or the Separate Account.
Accessing your money. Until you annuitize, you have full access to your money. You can choose to withdraw your Contract value at any time (although if you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2).
Tax treatment. You can transfer money between investment options without tax implications. You are taxed only when: (1) you make a withdrawal; (2) you receive an income payment from the Contract; or (3) upon payment of a death benefit.
Payments upon Death. Your Contract includes a basic death benefit that will pay your designated beneficiaries at the time of your death.
4

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES, EXPENSES AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are there Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from the Contract before 8 years
following your Contract effective date, you may be assessed a
Withdrawal Charge (sometimes referred to herein as a “surrender charge”) of up to 7% of the amount withdrawn. This Withdrawal
Charge doesn't apply to the Enhanced Contracts or the VAR
Contracts and is currently being waived for all other Contracts.
For example, if you make an early withdrawal, you could pay a
Withdrawal Charge of up to $7,000 on a $100,000 withdrawal.
Charges
Are there Transaction Charges?
No. There are no transaction charges, other than the VAR Contracts, which may have assessed a charge for certain transactions, such as when you make a purchase payment, assign a portion of your
contract, receive an income payment or make a withdrawal. All of these charges are currently being waived.
Charges
Are there Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)	1.02%(1)	1.57%(1)
	Portfolio fees and expenses	0.28%(2)	0.76%(2)
(1)
As a percentage of your Contract value in the Separate
Account. The Base Contract Fee includes 0.07% for the Annual
Contract Charge. Once each calendar year, we will deduct a $15
Annual Contract Charge from your Separate Account value and
a $15 Annual Contract Charge from your Fixed Interest
Account (other than for the VAR contracts). In addition, if your entire Contract value is withdrawn to make payment to you or to another funding vehicle, the amount withdrawn will be
reduced by the amount of any unpaid Annual Contract Charge
before we make a payment. The Annual Contract Charge
deduction from the Separate Account will be divided equally
among the Divisions in which you are participating when the
deduction is made. The Annual Contract Charge will be
prorated for each month, or part of a month, in which you have
Contract value. For certain Enhanced Contracts, the Employer may pay all or part of the Annual Contract Charge. The
administrative fees for the VAR Contracts are currently waived.
If not waived, the administrative fees would be $2.00 per month for VAR 2 contracts and $6.00 per year for VAR 3 contracts.
There are no charges for VAR 1 contracts.
(2)
As a percentage of average daily net assets of the Portfolios.

5

	FEES, EXPENSES AND ADJUSTMENTS		LOCATION IN PROSPECTUS

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs, if we were not waiving withdrawal charges.
Fees
	Lowest Annual Cost:	Highest Annual Cost:
	$1,703	$2,100
	Assumes: ●Investment of $100,000 ●5% annual appreciation ●Least expensive combination of Portfolio fees and expenses ●No additional purchase payments, transfers or withdrawals	Assumes: ●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of Portfolio fees and expenses ●No additional purchase payments, transfers or withdrawals
	RISKS		LOCATION IN PROSPECTUS
Is there a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including loss of principal.		Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
●Amounts withdrawn from the Contract may result in surrender charges, tax and tax penalties.
●We are waiving all withdrawal charges. If we were to stop waiving withdrawal charges, such charges would reduce the value of your
Contract if you withdraw money during an applicable withdrawal charge period.
●The benefits of tax deferral mean that the Contract is more beneficial to investors with a long time horizon.
●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You may also have to pay a penalty if you take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract
What are the Risks Associated with Investment Options?
●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
●Each investment option (including any Fixed Interest Account investment option) will have its own unique risks.
●You should review these investment options before making an investment decision.
●Subject to certain limitations, if your Contract value falls below the minimum Contract value or is not sufficient to pay the
Contract charges, we may terminate your Contract.
Principal Risks of Investing in the Contract
6

	RISKS	LOCATION IN PROSPECTUS
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under any Fixed Interest
Account), guarantees, and benefits, including any death benefit are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is not a
guarantee that we will be able to meet our claims paying obligations;
there are risks to purchasing any insurance product. More
information about the Company, including its financial strength ratings, is available upon request by visiting https://
www.metlife.com/about-us/corporate-profile/ratings
Principal Risks of Investing in the Contract
	RESTRICTIONS	LOCATION IN PROSPECTUS
Are there any Restrictions on Contract Benefits?
Yes. Withdrawals or transfers must be at least $250 (or the entire balance in a Division, if less). You may make 12 transfers each calendar year (including transfers from the Fixed Interest Account to the Separate Account). We reserve the right to add, remove or substitute Portfolios. The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.
Transfers
	TAXES	LOCATION IN PROSPECTUS
What are the Contract's Tax Implications?
●You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
●There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or individual retirement account
(IRA).
●If your Contract was purchased through a tax-qualified plan or
IRA, withdrawals will be subject to ordinary income tax. If your
Contract is not tax-qualified, earnings on your Contract will be subject to ordinary income tax when you withdraw them. You may also have to pay a penalty if you take a withdrawal before age
59 1∕2.
Federal Tax Considerations
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this Contract to you, both in the form of commissions and because
MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Who Sells the Contracts
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing
Contract.
Exchanges/Transfers
7

FEES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer Contract value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Withdrawal Charge (as a percentage of the amount withdrawn during the pay-in phase)(1)	7%
Sales Load imposed on purchase payments(2)	8.5%
Premium Tax Charges(3)	3.50%
(1)
MetLife currently waives any early withdrawal charge that would otherwise be payable on account of any contract withdrawal or transfer, either from the Fixed Interest Account or the Separate Account. If the withdrawal charge were imposed, under certain circumstances, the Withdrawal Charge, termed the early withdrawal charge in this Prospectus, does not apply to 10% of the Contract value and in certain other situations. There is no Withdrawal Charge imposed under Enhanced Contracts or under the VAR contracts. The charge shown is the maximum charge that may be imposed if the charge was not waived. The VAR 3 contracts also may impose up to a $1.00 fee on any purchase payment, up to a $2.00 fee for each withdrawal and up to a $5.00 fee for a partial exchange; however all of these fees are currently waived.
(2)
This charge is currently waived. This charge only applies to VAR contracts. The charge shown is the maximum charge that may be imposed if the charge was not waived.
(3)
Premium taxes, if applicable, depend on the Contract you purchased and your home state or jurisdiction and range from 0% to 3.50% of Contract value (or, if applicable, purchase payments).
The next table describes the fees and expenses that You will pay each year during the time that You own the Contract, not including Portfolio fees and expenses.
Annual Contract Expenses
Administrative Expenses(1)	$30
Base Contract Expenses (as a percentage of average daily Separate Account balance)	1.50%
1
The administrative expenses are referred to as the Annual Contract Charge in this Prospectus. Once each calendar year, we will deduct a $15 Annual Contract Charge from your Separate Account balance and a $15 Annual Contract Charge from your Fixed Interest Account (other than for the VAR contracts). In addition, if your entire Contract value is withdrawn to make payment to you or to another funding vehicle, the amount withdrawn will be reduced by the amount of any unpaid Annual Contract Charge before we make a payment. The Annual Contract Charge deduction from the Separate Account will be divided equally among the Divisions in which you are participating when the deduction is made. The Annual Contract Charge will be prorated for each month, or part of a month, in which you have Contract value. We may change the Annual Contract Charge upon 90 days prior to notice to you. For certain Enhanced Contracts, the Employer may pay all or part of the Annual Contract Charge. The administrative fees for the VAR Contracts are currently waived. If not waived, the administrative fees would be $2.00 per month for VAR 2 contracts and $6.00 per year for VAR 3 contracts.
The next table shows the minimum and maximum total operating expenses charged by the Portfolios you may pay periodically during the time that you own the Contract. Expenses may change over time and may be
8

higher or lower in the future. A complete list of the Portfolios available under the Contract, including their annual expenses, may be found at the back of this Prospectus.
Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average daily net assets) Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.28%	0.76%
Examples
The examples are intended to help You compare the cost of investing in the Portfolios with the cost of investing in other annuity contracts that offer variable options. These costs include Transaction Fees, Annual Contract Expenses and Annual Portfolio Operating Expenses. The examples do not include Withdrawal Charges because they are currently being waived. If Withdrawal Charges were not being waived, certain annual expenses would be higher.
The examples assume that you invest $100,000 in the Separate Account of the Contract for the time periods indicated and there are no exchanges or other transactions. The examples also assume that your investment has a 5% return each year and assume the Minimum or Maximum Annual Portfolio Operating Expenses (without reimbursement and/or waiver of expenses). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
If you surrender, annuitize or do not surrender your Contract at the end of the applicable time period
Maximum	$2,330	$7,179	$12,291	$26,312
Minimum	$1,850	$5,727	$9,853	$21,358
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Investing in the Contracts involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this Prospectus.
Market Risk. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal.
Early Withdrawal Risk. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you withdraw early, you may have to pay a Withdrawal Charge (assuming we are no longer waiving such charges) and/or income taxes, including a tax penalty if you are younger than age 59 1∕2. Withdrawal Charges may apply if you withdraw money before 8 years following your Contract effective date. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral also mean that the Contract is more beneficial to investors with a long time horizon.
Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract
9

(e.g., Portfolios). Each investment option (including, if applicable, under the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in Contract value of your Contract resulting from the performance of the Portfolios you have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus.
Contract Termination. If your Contract value falls below the minimum Contract value or is not sufficient to pay the contract charges, we may terminate your contract.
Insurance Company Risk. An investment in the Contract is subject to the risks related to the Company. Any obligations (including, if applicable, under the Fixed Interest Account), guarantees, or benefits are subject to the financial strength and claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
Contract Changes Risk. Subject to applicable law, we have the right to make certain changes to your Contract. Examples of the changes we may make include: (i) operating the Separate Account in any form permitted by law; (ii) taking any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted; (iii) transferring any assets in a Portfolio to another Portfolio, or to one or more Separate Accounts, or to our general account, or adding, combining or removing Portfolios in the Separate Account; (iv) substitution Portfolio shares with the shares of another class or another investment company or any other investment permitted by law; (v) changing the way we assess charges, but without increasing the maximum aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Contracts; and (vi) making any necessary technical changes in the Contracts in order to conform with any of the above-described actions.
Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to you, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if you purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract.
Taxation Risk. Although the provisions of the Internal Revenue Code (“Code”) relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult their own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that,
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even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged.
Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
Pandemics and Other Public Health Issues and Other Events. Pandemics and other public health issues or other events, and governmental, business, and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, hail, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.
Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
METLIFE
Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a general account portfolio invested primarily in fixed income securities (corporate, structured products, municipals, and government and agency) and mortgage loans, as well as real estate, real estate joint ventures, other limited partnerships and equity securities. Metropolitan Life Insurance Company was incorporated under the laws of New York in 1868. The Company’s office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. Obligations to owners and beneficiaries that arise under the Contract are obligations of MetLife and MetLife is obligated to pay all amounts promised to you under the Contract, subject to its financial strength and claims-paying ability.
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METROPOLITAN LIFE SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the contracts issued from this Separate Account. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.
We are obligated to pay all money we owe under the Contracts — such as the death benefit and income payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under the Contract’s death benefit that exceeds Contract value is also paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments, and are not guaranteed by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment manager to certain of the Portfolios offered with the Contracts or with other variable annuity contracts issued through the Separate Account may be regulated as a commodity pool operator. While MetLife does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (“CEA”), and is not subject to registration or regulation as a pool operator under the CEA.
THE DIVISIONS OF THE SEPARATE ACCOUNT
You choose the Divisions to which you allocate your purchase payments subject to availability under your Contract. From time to time we may make new Divisions available. Each Division of the Separate Account invests in a Portfolio. You do not invest directly in the Portfolio.
Each Portfolio is a portfolio of an open-end management investment company that is registered with the SEC under the 1940 Act. These portfolios are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Portfolio.
Portfolio Selection. We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Other factors we consider during the
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selection process are whether the Portfolio’s adviser or subadviser is one of our affiliates or whether the Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.
In this regard, the profit distributions we receive from an investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised or sub-advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised or sub-advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract owners. In some cases, we have included Portfolios based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Portfolio they recommend and may benefit accordingly from the allocation of Contract value to such Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract value of your Contract resulting from the performance of the Divisions of the Portfolios you have chosen.
If investment in the Portfolios or a particular Portfolio is no longer possible and, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute a Portfolio or Portfolios without your consent. The substituted Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the SEC and applicable state regulators.
Furthermore, we may close Portfolios to allocations of purchase payments, Contract value, or both, at any time in our sole discretion.
Payments We Receive. As described above, an investment adviser or subadviser of a Portfolio or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company’s role as an intermediary with respect to the Portfolio. The Company and its affiliates may profit from these payments.
These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser or subadviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.
As of December 31, 2024, approximately 86% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse
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Funds Trust II. We and certain of our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II, whereby we receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by MetLife and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.
Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio 12b-1 Plan, if any, is described in more detail in the Portfolio’s prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company ("MLIDC"). Payments under a Portfolio’s 12b-1 Plan decrease the Portfolio’s investment return.
Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio’s investment strategy, investment advisers and its fees. You may obtain a Portfolio prospectus by going on line to https://dfinview.com/metlife/tahd/MET000205, calling (800) 560-5001 or through your financial representative. We do not guarantee the investment results of the Portfolios.
Each Portfolio’s fees and expenses is contained in the prospectus for that Portfolio. Current prospectuses for the Portfolios can be obtained by calling (800) 560-5001. Please read the prospectuses carefully before making your allocations to the Divisions.
Information regarding the Portfolio investments available under your Contract, including each Portfolio's (i) name; (ii) type (e.g., money market fund, bond fund, balanced fund, etc.); (iii) investment adviser and any sub-investment adviser; (iv) current expenses; and (v) performance is available in Appendix A to this Prospectus.
FINANCIAL STATEMENTS
The financial statements of the Separate Account and the financial statements of MetLife are located in the Statement of Additional Information.
THE CONTRACTS DESCRIBED IN THIS PROSPECTUS
What are the Contracts?
The Contracts are no longer available for sale. The Contracts are variable annuity contracts issued by MetLife. The term “Contracts” also includes certificates issued under certain group arrangements. “You” as used in this Prospectus means the participant for whom money is invested in a Contract. Under the Contracts issued for Keogh and Public Employee Deferred Compensation Plans, the trustee or the employer retains all rights to control the money under the Contract. For these Contracts, where we refer to giving instructions or making payments to us, “you” means such trustee or employer. For those Public Employee Deferred Compensation Plans where the Contract allows the participant to choose among investment options, where we refer to giving instructions as to investment options for those contracts, “you” means such participant.
The Contracts may offer you the choice of an account which pays interest guaranteed by MetLife (the “Fixed Interest Account”) or an account offering a range of investment choices where performance is not guaranteed (not
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all investment choices are available under all contracts and the VAR contracts offer only the Brighthouse/Wellington Large Cap Research Portfolio). The Contracts are called “annuities” because they offer a variety of payment options, including guaranteed income for life. The Contracts are no longer currently offered for purchase.
Each of the Contracts, except for the VAR contracts, offers the Fixed Interest Account, which is an account under which we guarantee specified interest rates for specified periods. Because of exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered under the Securities Act of 1933 (the “1933 Act”), and neither the Fixed Interest Account nor our general account has been registered as an investment company under the 1940 Act. The Fixed Interest Account and our general account are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act. The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and therefore, may be lower for certain Contracts). The interest rate for each amount allocated to the Fixed Interest Account is set by us in advance on the beginning of each calendar quarter (January 1, April 1, etc.). The declared interest rate in effect when an allocation to the Fixed Interest Account is made will be credited from the date it is received until the last day of the calendar quarter of the following year, at which time a renewal rate will be set. Thereafter, each year a renewal rate will apply to that amount plus the interest previously credited to that amount, as long as the amounts remain in the Fixed Interest Account. The renewal rate will be set by us in advance and will apply for 12 months. Interest will be credited to the Fixed Interest Account on a daily basis. Subject to our transfer rules and the terms of your Contract, you may transfer money into and out of the Fixed Interest Account. For information regarding current interest rates, you may contact your Designated Office. Information about the Fixed Interest Account, including its name, its term and its minimum guaranteed interest rate is available in Appendix A.
Each Contract also offers investment options under which values can go up or down based on investment performance. This Prospectus describes only the investment options (available through a “Separate Account” as distinct from the Fixed Interest Account). Your Contract is subject to various charges.
Any questions you have about Your Contract should be directed to your Designated Office or you may call us at (800) 560-5001.
Might the Contracts be affected by your retirement plan?
Yes. If your purchase payments are made under a retirement plan, the Contract may provide that all or some of your rights as described in this Prospectus are subject to the terms of the plan. You should consult the plan document to determine whether there are any provisions under your plan which may limit or affect the exercise of your rights under the Contract. Rights that may be affected include those concerning purchase payments, withdrawals, transfers, the death benefit and income options. For example, if part of your Contract value represents non-vested employer contributions, you may not be permitted to withdraw these amounts and the early withdrawal charge calculations may not include all or part of the employer contributions. The Contract may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. Your Contract will indicate under what circumstances this is the case. We may rely on your employer’s or plan administrator’s statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.
PURCHASE PAYMENTS
All purchase payments and all requests you may have concerning the Contracts, like a change in beneficiary, should be sent to your Designated Office. Your Designated Office varies based on the type of service request or transaction
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that you are making. The most recent correspondence or quarterly statement sent to you will have the address and telephone number that you can use to contact us for specific transactions and requests. We will notify you if there are changes to this information. All checks should be payable to ‘‘MetLife.”
You may also make certain requests by telephone, facsimile (also referred to as “fax”), email, or Internet (some transactions require specific forms). We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone requests, and providing written confirmation of the transaction, in order to confirm that requests communicated by telephone, fax, email, Internet or other means are genuine. Any telephone, fax, email or Internet requests reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that requests communicated by telephone, fax, email or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. We may suspend or eliminate telephone, email or Internet privileges at any time for all or any transaction types, without prior notice. We reserve the right not to accept requests for transactions by fax. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at your Designated Office to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action
In order to have a purchase payment credited to you, we must receive it and completed documentation. We will provide the appropriate forms. Under certain group Contracts, your employer, the trustee of the Keogh plan (if an allocated Contract) or the group of which you are a participant or member must also identify you to us on their reports to us and tell us how your purchase payments should be allocated among the Divisions and the Fixed Interest Account.
For IRA and Non-Qualified Contracts, your purchase payments may also be made “automatically” through a procedure that we call “check-o-matic.” With “check-o-matic,” your bank deducts monies from your bank checking account and makes the purchase payment for you.
Purchase payments, including check-o-matic payments, are effective and valued as of 4:00 p.m., Eastern Time on the day we receive them at your Designated Office, except (1) when they are received on a day when the accumulation unit value (which will be discussed later in this Prospectus) is not calculated or (2) when they are received after 4:00 p.m., Eastern Time. In those cases, the purchase payments will be effective the next day the accumulation unit value is calculated.
We will not issue the TSA Deferred Annuity to You if You are age 80 or older or younger than age 18. For SEPs and SIMPLE IRA Deferred Annuities, the minimum issue age is 21. We will not accept your purchase payments if You are age 90 or older.
How small or large can your purchase payment be?
The minimum purchase payment is $25 if you make your payments on a pre-arranged monthly basis or $300 a year ($200 for TSA Contracts). We can change our minimum at any time, but we will notify you in writing at least 90 days in advance if you have an IRA, SEP or Non-Qualified Contract. Maximum purchase payments are $500,000 per month. Your purchase payments may also be limited by the federal tax laws. The maximum cumulative purchase payments may not exceed $1,000,000 without our prior written consent.
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How are purchase payments allocated?
You decide how a purchase payment is allocated among the Fixed Interest Account (if available) and the Divisions of the Separate Account available to your Contract.
Changes of allocation for new purchase payments will be made upon receipt of your notification to us of the changes except for Keogh, PEDC and TSA Contracts, where the change will be made within seven business days. You may also specify a day, as long as it is within 30 days after we receive the request. Allocation of all purchase payments must be in whole dollar amounts or in full percentages. For example, you may not allocate 33 1∕3% of your purchase payment to any Division.
Are there any limits on subsequent purchase payments?
You may generally make purchase payments at any time before the date income payments begin for Non-Qualified, TSA, PEDC and Keogh Contracts. You may generally make purchase payments at any time before the end of the tax year in which you reach 69 1∕2 and before the date income payments begin for IRA and SEP Contracts. We may refuse to accept subsequent purchase payments (other than for VAR contracts) if your Contract value is less than $800 and we have not received a purchase payment for you over 48 consecutive months. Purchase payments may be limited by the tax laws.
DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT
What is an accumulation unit value?
We hold money in each Division of the Separate Account in the form of “accumulation units.” When you make purchase payments or transfers into a Division, you are credited with accumulation units. When you request a withdrawal or a transfer of money from a Division, accumulation units are liquidated. In either case, the number of accumulation units you gain or lose is determined by taking the amount of the purchase payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs. For example, if an accumulation unit is $10.00 and a $500 purchase payment is made, the number of accumulation units purchased is 50 ($500 divided by $10 = 50). We calculate accumulation units separately for each Division of the Separate Account.
How is an accumulation unit value calculated?
We calculate the value of accumulation units once a day on every day the New York Stock Exchange is open for trading. We call the time between the calculation of an accumulation unit and the next accumulation unit calculation the “Valuation Period.” We have the right to change the basis for the Valuation Period, on 30 days’ notice, as long as it is consistent with the law. All purchase payments, transfers and withdrawals are valued as of the end of the Valuation Period during which the transaction occurred. The value of accumulation units can go up or down and is derived from the investment performance of each of the portfolios. If the investment performance, after payment of Separate Account expenses, is positive, accumulation unit values will go up. Conversely, if the investment performance, after payment of Separate Account expenses, is negative, they will go down.
We use the term “experience factor” to describe the investment performance for a Division. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying portfolios. The experience factor is calculated as of the end of each Valuation Period as follows: we
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take the net asset value per share of the underlying portfolio, add the per share amount of any dividend or capital gain distribution paid by the portfolio during the current Valuation Period, and subtract any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a percentage that reflects investment performance. We then subtract a charge not to exceed 0.000025905 (an effective annual rate of 0.95%) for Enhanced Contracts and a charge not to exceed 0.000040792 (an effective annual rate of 1.5%) for the other Contracts for each day in the Valuation Period. This charge is to cover the general administrative expenses and the mortality and expense risks we assume under the Contracts.
To calculate an accumulation unit value we multiply the experience factor for the period since the last calculation by the last previously calculated accumulation unit value. We then add this to the prior accumulation unit value. For example, if the last previously calculated accumulation unit value is $12.00 and the experience factor for the period was 0.05, the new accumulation unit value is $12.60 ($12.00 x 0.05 = $0.60; $0.60 + $12.00 = $12.60). On the other hand, if the experience factor was -0.05, the new accumulation unit value is $11.40 ($12.00 x (0.05)) = $(0.60); $12.00 - $0.60 = $11.40).
WITHDRAWALS AND TRANSFERS
Can you make withdrawals and transfers?
Yes. You may either withdraw all or part of your Contract value from the Contract or transfer it from one Division to another or to the Fixed Interest Account (if the Fixed Interest Account is available). Some restrictions may apply to transfers from the Fixed Interest Account to the Separate Account. (Because VAR Contracts only offer one investment option, transfers are not available.)
Withdrawals or transfers must be at least $250 (or the entire balance in a Division, if less). You may make up to 12 transfers each calendar year (including transfers from the Fixed Interest Account to the Separate Account). Your request must tell us the percentage or dollar amount to be withdrawn or transferred. All amounts requested as a transfer or withdrawal requests must be in whole dollar amounts or in full percentages. For example, you may not request a withdrawal of 33 1∕3% of your Contract value from any Division.
Unless you instruct us otherwise, withdrawals will be taken in the same percentage as your Contract value is allocated among the investment options.
When will we make withdrawals or transfers?
Generally, we will make withdrawals or transfers as of the end of the Valuation Period during which we receive your request at your Designated Office in good order. We will make it as of a later date if you request, but not more than 180 days later. If you die before the requested date, we will cancel the request and pay the death benefit instead. If the withdrawal is made to provide income payments, it will be made as of the end of the Valuation Period ending most recently before the date the income annuity is purchased. Withdrawals to pay annual Contract charges or if we cancel your Contract will be made as of the end of the Valuation Period we determine.
Will we make payments directly to other investments on a tax-free basis?
Generally yes, if you so request, but only if all applicable requirements of the Code are met, and we receive all information necessary for us to make the payment.
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What restrictions apply to transfers generally?
Restrictions on Frequent Transfers. Frequent requests from Contract owners to transfer Contract value may dilute the value of a Portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high- yield Portfolios ("Monitored Portfolios"). We monitor transfer activity in those Monitored Portfolios. There are no Monitored Portfolios offered under the Contracts.
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract value; and (3) two or more “round-trips” involving any Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We may change the Monitored Portfolios at any time without notice in our sole discretion.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios or other identified Portfolios under that policy to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Portfolio and there are no arrangements in place to permit any Contract owner to engage in frequent transfers; We apply our policies and procedures without exception, waiver, or special arrangement.
The Portfolios may have adopted their own policies and procedures with respect to frequent transfers of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us
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to provide to the Portfolio promptly upon request certain information about the trading activity of an individual Contract owner, and to execute instructions from the Portfolio to restrict or prohibit further purchase payments or transfers by specific Contract owners who violate the frequent transfer policies established by the Portfolio.
In addition, Contract owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract owners of variable insurance Contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer requests from Contract owners engaged in frequent trading, the Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract owner). You should read the Portfolio prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Portfolios except where the portfolio manager of a particular Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some Portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple Contract owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
You can transfer among the Divisions as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed.
What restrictions apply to Texas Optional Retirement Program participants?
If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment, as well as a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state’s matching contribution will be refunded to the appropriate Texas institution. We
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may change these restrictions or add others without your consent to the extent necessary to maintain compliance with applicable law.
What restrictions apply to TSA Contracts?
As required by the Code, certain withdrawals from the Contracts before age 59 1∕2 are prohibited.
Can you make withdrawals and transfers by telephone?
Yes. You can make withdrawal and transfer requests by calling (800) 560-5001 unless prohibited by state law. Except for the Keogh Contracts, if we agree, you may also authorize your sales representative to make a transfer request on a form we will supply to you on your behalf by telephone. Telephone withdrawals are permitted under IRA, SEP and Non-Qualified Contracts only. Whether you have your sales representative make transfer requests or you make the withdrawal or transfer requests by telephone yourself, you are authorizing us to act upon the telephone instructions of any person purporting to be you or, if applicable, your sales representative, assuming our procedures have been followed, to make transfers or withdrawals from both your Fixed Interest (if available) and Separate Account balances. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. All telephone calls requesting a transfer or withdrawal will be recorded. You (or the sales representative) will be asked to produce your personalized data prior to our initiating any requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transfer or withdrawal. Neither we nor the Separate Account will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be genuine. In the unlikely event that you have trouble reaching us, requests should be made to your Designated Office.
If you revoke a previously requested withdrawal, the withdrawn amount will be allocated back to your Contract using your current allocation on file. You bear the risk of any loss of investment opportunity for the withdrawn amount while it is not allocated to either the Fixed Interest Account or Separate Account.
DEDUCTIONS AND CHARGES
Are there annual Contract charges?
The Separate Account Annual Contract Charge is $15 each calendar year. It is divided equally among the Divisions in which you have money invested at the time we take the charge. The Fixed Interest Account Annual Contract Charge is $15 each calendar year. (We will prorate our charge if you do not have an Account Balance during the entire year.) The VAR Contract annual administration charges are currently waived. This charge covers our administrative costs, which include preparation of Contracts, review of applications and recordkeeping. Your employer may pay all or part of this charge for certain Enhanced Contracts. If you request a total withdrawal, we will deduct unpaid Annual Contract Charges before making the withdrawal.
We may change our charge with 90 days’ notice to you if you have an IRA, SEP or Non-Qualified Contract. For TSA, PEDC or Keogh Contracts, we may only change the charge on the Contract anniversary date with 90 days’ notice. The maximum Annual Contract Charge may never exceed $50 per year for Contracts issued in Pennsylvania and $30 per year for Contracts issued in South Carolina.
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What are charges for general administrative expenses and mortality and expense risks and how much are they?
The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that Contract purchasers and participants may live for a longer period of time than we estimated. We would then be obligated to pay more income benefits than anticipated. We also bear the risk that the guaranteed death benefit we pay will be larger than the Contract value. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Contracts will be greater than we estimated.
These charges do not reduce the number of accumulation units credited to you. These charges are calculated and paid every time we calculate the value of accumulation units. (See “How is an accumulation unit value calculated?” above.)
As a result of reduced administrative expenses associated with Enhanced Contracts, the sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed 0.95% of the average value of the assets in each Division. Of this charge, we estimate that 0.20% is for administrative expenses and 0.75% is for mortality and expense risks.
For VAR Contracts, the sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed 1.00% of the average value of the assets in each Division. Of this charge, we estimate that 0.50% is for administrative expenses and 0.50% is for mortality and expense risks.
For other Contracts, the sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed 1.5% of the average value of the assets in each Division. Of this charge, we estimate that 0.75% is for administrative expenses and 0.75% is for mortality and expense risks.
Are there deductions for annuity taxes and when are they paid?
Some jurisdictions tax what is called “annuity considerations”. These may include purchase payments, Contract value and death benefits. We currently do not deduct any monies from purchase payments, Contract value or death benefits to pay these taxes. Our practice generally is to deduct money to pay annuity taxes only where you purchase an income annuity. Premium taxes, if applicable, depend on the Contract You purchased and your home state or jurisdiction and range from 0 to 3.50% of Contract value (or, if applicable, purchase payments). We may deduct an amount to pay annuity taxes sometime in the future since the laws and the interpretation of the laws relating to annuities are subject to change.
DEATH BENEFIT
What is the death benefit?
The death benefit is designed to protect your beneficiary(ies) by guaranteeing that upon your death, during the accumulation phase of the Contract, they will receive the greater of the value of your Contract value or the total of all purchase payments you have made less any partial withdrawals. The death benefit comes standard with your Contract for no additional charge.
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When and to whom will the death benefit be paid?
The death benefit will not be paid until we receive proof of death and appropriate directions regarding the Contract value. If we receive proof of death without any appropriate directions, we will take no action with regard to the Contract value until we receive appropriate directions. Until the Beneficiary (or the first Beneficiary, if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk.
You name the beneficiary under the TSA, IRA, SEP and Non-Qualified Contracts. The death benefit is paid to your employer under the PEDC Contract and to the Keogh trustee under the Keogh Contracts.
The payee may take a lump sum cash payment or use the death benefit (less any applicable annuity taxes) to purchase an income plan from the options available under your Contract.
INCOME OPTIONS
Can MetLife provide you with an income guaranteed for life or offer a wide choice of other periods?
Yes. You may withdraw your total Contract value and use that money (less any annuity taxes that must be paid) to purchase an income annuity. You must select an income payment option or actively defer income payments once the Annuitant or Joint Annuitant (if younger than the Annuitant) turns age 85. The default income payment type is a Lifetime Income Annuity with a Guarantee Period of 10 years. If You defer taking an income option, your Contract will mature once the Annuitant (or Joint Annuitant, if younger) turns age 100.
You can receive income payments guaranteed for life on a monthly, quarterly, semiannual or annual basis and once elected you may not make withdrawals from the income option.  We may make other options available from time to time. These payments may also be guaranteed for at least five years.
Your income payment amount will depend upon your choices. For lifetime options, the age of the measuring lives (Annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse’s lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger.
If a variable income option is available (available under the VAR contracts only), we do not guarantee that your variable payments will be a specific amount of money.
Annuity rates will not be less than the rates guaranteed in the Contract at the time of purchase for the income payment type elected. If a variable income option is available, the assumed investment return (AIR) will be used. The AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to you.
Other income annuities which provide payments for two lifetimes for a stated amount or a stated number of years are also available. No variable income annuity options are available other than for the VAR contracts. The amount
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of each payment under an income annuity must be at least $20 ($50 for VAR 1 and 2). You may begin receiving income payments at any date that you choose after the Contract date if you tell us at least 30 days in advance.
All provisions relating to income annuities are subject to the limitations imposed by the Code.
OTHER CONTRACT PROVISIONS
Can we cancel your contract?
Yes, unless you have a VAR 1 Contract. If we do so for a Contract delivered in New York, we will return the full Contract value for IRA, SEP or Non-Qualified Contracts. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Contract value or your death benefit amount, if greater. Early withdrawal charges (surrender charges) may apply (if they were not being waived).
Contracts (other than VAR 1 contracts) permit us to cancel your Contract if we do not receive any purchase payments from you for 48 (24 for VAR 2 and VAR 3 Contracts) consecutive months and your Contract value is less than $800 ($300 for VAR 2 and VAR 3 Contracts). We will only do so to the extent allowed by law. If you have purchased a Non-Qualified Contract and you have not chosen a retirement date by the later of the tenth anniversary of the Contract or your 70th birthday, we may pay the Contract value to you.
Are there special provisions that apply if you are a participant in a plan subject to ERISA?
Yes. If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions and methods of payment of the death benefit under your Contract or Enhanced Contract may be subject to your spouse’s rights as described below. These rights also apply to most defined contribution retirement plans, such as profit sharing, 401(k) and money purchase plans.
Generally, the spouse must give qualified consent whenever you elect to:
a.
choose annuity income payments other than on a qualified joint and survivor basis (“QJSA”) (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
b.
make certain withdrawals under plans for which a qualified consent is required;
c.
name someone other than the spouse as your beneficiary (unless your spouse previously consented to beneficiary designation changes); or
d.
use your accrued benefit as security for a loan.
You must obtain the consent of your new spouse if you remarry after divorce or your previous spouse's death.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must be in writing which acknowledges the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that
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acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death. Your beneficiary designation of someone other than your spouse must be received and accepted by us prior to the date of your death.
If your benefit is worth $5,000 or less, a spousal qualified consent may not be required.
When are your requests effective?
In general, your requests are effective when we receive them at your Designated Office before the close of the NYSE (typically 4:00 PM Eastern Time) unless otherwise provided by this Prospectus.
Will we confirm your transactions?
Yes. In general we will send you a confirmation statement indicating that a transaction recently took place. Certain transactions which are made on a periodic basis, such as systematic payments may be confirmed quarterly.
Can MetLife change the provisions of your Contract?
Yes. We have the right to make certain changes to your Contract, but only as permitted by law. We make changes when we think they would best serve the interest of all participants or would be appropriate in carrying out the purposes of the Contract. If the law requires, we will also get your approval and that of any appropriate regulatory authorities. Examples of the changes we may make include:
1.
To operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law.
2.
To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act.
3.
To transfer any assets in a Division to another Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Divisions in the Separate Account.
4.
To substitute for the portfolio shares in any Division, the shares of another class of the Portfolio or the shares of another investment company or any other investment permitted by law.
5.
To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Contracts.
6.
To make any necessary technical changes in the Contracts in order to conform with any of the above-described actions.
If any changes result in a material change in the underlying investments of a Division in which you have an amount allocated, we will notify you of the change. You may then make a new choice of Divisions. For Contracts issued in Pennsylvania, we will ask your approval before any technical changes are made.
What are your voting rights regarding Portfolio shares?
In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to the Contracts) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having the voting interest in corresponding Divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the
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present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.
Accordingly, you have voting interests under the Contracts. The number of shares held in each Separate Account Division deemed attributable to you is determined by dividing the value of accumulation units attributable to you in that Division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account Division are invested.
Fractional votes will be counted. The number of shares concerning which you have the right to give instructions will be determined as of the record date for the meeting.
Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuity contracts (including the Contracts) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.
You will be entitled to give instructions regarding the votes attributable to your Contract in your sole discretion. Under the Keogh Contracts, participants may instruct you to give us instructions regarding shares deemed attributable to their contributions to the Contract. Under the Keogh Contract we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.
You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.
Can your voting instructions be disregarded?
Yes. MetLife may disregard voting instructions under the following circumstances: (1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority; (2) to refrain from making any change in the investment policies or any investment adviser or principal underwriter or any Portfolio which may be initiated by those having voting interests or a Fund’s board of directors, provided MetLife’s disapproval of the change is reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio’s objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.
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FEDERAL TAX CONSIDERATIONS
Introduction
The following is a brief summary of some tax rules and includes information about different types of tax markets and benefits, not all of which may be available under the Contract, as applicable. It is not intended as tax advice. The Internal Revenue Code (“Code”) and the provisions of the Code that govern Deferred Annuities are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your MetLife annuity contract (“Contract”). Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.
When you invest in an annuity Contract, you usually do not pay taxes on your investment gains until you withdraw the money — generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (“ERISA”).
We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
Any Code reference to “spouse” includes those persons who enter into lawful marriages under state law, regardless of sex.
Non-Qualified Annuity Contracts
This discussion assumes the Contract is an annuity Contract for Federal income tax purposes that is not held in a tax qualified “plan” defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or governmental 457(b) plans. Deferred Annuities owned through such plans are referred to below as “qualified” contracts.
Accumulation
Generally, an owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract, until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payment or commutation. This
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deferral of taxation on accumulated value in the Contract, is limited to Deferred Annuities owned by or held for the benefit of “natural persons.” A Contract, will be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract, as an agent for the exclusive benefit of a natural person.
In contrast, a Contract, owned or not treated as held by a “natural person,” such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Contract, as applicable, in the year earned. Note that in this regard, an employer which is the owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees, or otherwise, is considered a non-natural owner and any annual increase in the Contract value will be subject to current income taxation.
Surrenders or Withdrawals — Early Distribution
If You take a withdrawal from your Contract, or surrender your Contract, prior to the date You commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount You receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax).
The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for “early” distribution if such withdrawal is taken prior to You reaching age 59 1∕2, unless an exception applies.
Exceptions include, but are not limited to, distributions made:
(a) on account of your death or disability,
(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of You and your designated beneficiary, or
(c) under certain immediate income annuities providing for substantially equal payments made at least annually.
If You receive systematic payments that You intend to qualify for the substantially equal periodic payments (“SEEP”) exception noted above, certain modifications (except due to death or disability) to your payment before age 59 1∕2 or within five years after beginning these payments, whichever is later, may result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract and additional withdrawals from the Contract. However, the SEEP exception may continue to apply to:
(1) a tax-free rollover, transfer or exchange to another eligible arrangement if the combined distributions from the old and new arrangements continue to satisfy the exception, and
(2) payments from annuities that otherwise satisfy the RMD rules.
You should consult your tax adviser about your particular situation.
For non-qualified Contracts, amounts received under the exercise of a partial withdrawal may be treated as taxable income. Exercise of a withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.
If your Contract, has been purchased with an Optional Two-Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax purchase payment.
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Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (“IRS”) may consider that Contract, charges attributable to the guaranteed death benefits are to be treated as distributions from the Contract, to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits (where applicable)
If You have purchased any Guaranteed Withdrawal Benefit (“GWB”) where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Contract value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Contract value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Contract value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See “Taxation of Payments in Annuity Form” below.)
MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with Federal income tax rules and/or IRS guidance (whether formal or informal).
Aggregation
If You purchase two or more Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity Contract may be exchanged tax-free in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or “deemed” distribution may be includible in your taxable
29

income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Contract, (your “gain”). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether these rules apply to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.
A transfer of ownership of the Contract or the designation of an Annuitant or other beneficiary who is not also the Contract owner, may result in income or gift tax consequences to the Contract owner. You should consult your tax adviser if You are considering such a transfer or assignment.
Death Benefits
The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the Contract must be distributed in accordance with Section 72(s) of the Code. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.
If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person. Naming a non-natural person, such as a trust or estate, as a designated beneficiary, may eliminate the ability to stretch the payment over an individual’s life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a non-qualified contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of death benefit features.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Contract owner.
For Deferred Annuities owned by a non-natural person, the required distribution rules apply upon the death or change in the primary Annuitant. If there is more than one Annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, owners of variable annuity non-qualified contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract such as the number of Portfolios available and the flexibility of the Contract owner to allocate purchase payments and transfer amounts among the Divisions have not been addressed. While we believe that the Contract does not give the Contract owner investment control over Separate Account assets, we reserve
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the right to modify the Contract as necessary to prevent a Contract owner from being treated as the owner of the Separate Account assets supporting the Contract.
Taxation of Payments in Annuity Form
Payments received from the Contract in the form of an annuity are taxed differently depending on whether You select a fixed or variable payment option. For fixed annuity payments, payments are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The exclusion ratio is applied to each fixed annuity payment to determine the portion that is a non-taxable return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract, is fully recovered.
Variable annuity payments are expected to fluctuate and the amount You may receive is uncertain. Variable annuity payments are taxable as ordinary income to the extent they exceed the portion of each annuity payment that is determined to be a non-taxable return of your investment in the Contract. The non-taxable return of your investment in the Contract is determined by dividing the investment in the Contract (with adjustment) by the number of years over which it is anticipated the annuity will be paid. In general, your investment in the Contract is recovered pro-rata over the expected payment period.
We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater — or less — than the taxable amount determined by us and reported by us to You and the IRS.
Once You have recovered the investment in the Contract further annuity payments are fully taxable.
If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Start Date.
Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract or a long-term care contract as part of a tax-free exchange.
If the Contract allows, You may elect to convert less than the full value of your Contract, to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract or Deferred Annuity and the deferred portion. An exclusion ratio or excludable amount will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.
The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of
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investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.
Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a Contract thus requiring payout of any remaining interest in the Contract within five years of a Contract owner’s death (or the primary annuitant’s death where the Contract owner is not a natural person) or over the designated beneficiary’s life (or over a period no longer than the beneficiary’s remaining life expectancy) with such payments beginning within 12 months of the date of death if a Contract owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of a Contract owner’s death (or of a primary annuitant’s death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Medicare tax on the lesser of:
(1) the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or governmental plans under 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident may be subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
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You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.
Qualified Annuity Contracts
Introduction
The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A Contract, may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (“IRS”) may consider that Contract charges attributable to the guaranteed death benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle You
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to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the Contract will only accept a single purchase payment consisting of a transfer or rollover from another SIMPLE IRA.
For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If You meet certain requirements, your Roth account earnings can be received free of Federal income taxes.
With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise (where permitted). The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits (where applicable)
If You have purchased the Lifetime Withdrawal Guarantee benefit (“LWG”), where otherwise made available, note the following:
In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Contract value.
If You have purchased any Guaranteed Withdrawal Benefit or LWG, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Contract value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the
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withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Contract value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with Federal income tax rules and/or IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1∕2
A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for “early” distribution if taken prior to age 59 1∕2, unless an exception applies. The penalty rate is 25% for SIMPLE plan Deferred Annuities if the withdrawal occurs within the first 2 years of your participation in the plan.
These exceptions include but are not limited to withdrawals made:
(a) on account of your death or disability, or
(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or life expectancies) of You and your designated beneficiary and You are separated from employment.
If You receive systematic payments that You intend to qualify for the “substantially equal periodic payments” exception noted above, certain modifications (except due to death or disability) to your payment before age 59 1∕2 or within five years after beginning these payments, whichever is later, may result in the retroactive imposition of the 10% Federal income tax penalty with interest (25% for certain SIMPLE plan withdrawals). Such modifications may include but are not limited to additional purchase payments to the Contract and additional withdrawals from the Contract. However, the SEEP exception may continue to apply to:
(1) a tax-free rollover, transfer or exchange to another eligible arrangement if the combined distributions from the old and new arrangements continue to satisfy the exception, and
(2) payments from annuities that otherwise satisfy the RMD rules.
You should consult your tax adviser about your particular situation.
The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions to the Federal income tax penalty for early distributions may be applicable under certain circumstances and special rules may apply or may become applicable in connection with the exceptions enumerated above. You should consult with your tax advisor for further details.
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Rollovers
Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).
Nevertheless, Contracts held in certain employer plans may be transferred in part pursuant to a QDRO.
Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. Federal tax law limits You to making only one 60-day rollover from an IRA to another IRA in any 12-month period and the limit is applied across all IRAs that You own, including SEP, SIMPLE, and Roth IRAs. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that You participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Generally, a distribution may be eligible for rollover, but certain types of distributions cannot be rolled over, such as distributions received:
(a) to meet minimum distribution requirements,
(b) for financial hardship, or
(c) for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the applicable withholding amount.
Death Benefits
The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
CONTRACTS ANNUITIZED ON OR BEFORE 12/20/19 AND DEATHS OCCURRING ON OR BEFORE 12/31/19
Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Start Date).
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If You die on or after your Annuity Start Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If You die before your Annuity Start Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).
Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.
If the IRA is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Contract owner. If your Contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1∕2.
Your spouse may elect to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
CONTRACTS ANNUITIZED AFTER 12/20/19 AND DEATHS OCCURRING AFTER 12/31/19
Distributions required from a qualified Contract following Your death must be fully distributed to designated beneficiaries within ten (10) years after the date of death. This distribution period applies regardless of whether You die before, on, or after the Annuity Start Date. In addition, if Your death occurs on or after Your Annuity Start Date, designated beneficiaries must also take an annual required minimum distribution beginning in the first calendar year after the calendar year of Your death. Separate rules apply to a designated beneficiary who is an Eligible Designated Beneficiary.
An Eligible Designated Beneficiary is an individual who, on the date of death, is:
(1) Your surviving spouse;
(2) Your child who has not yet reached the age of majority (as defined by federal tax law);
(3) a chronically ill individual as defined by the Code; or
(4) any other individual who is not more than ten (10) years younger than You.
An Eligible Designated Beneficiary may receive the remaining portion of the interest in the Contract over his/her life or life expectancy, beginning in the year following the year of death.
If your Contract permits, your Eligible Designated Beneficiary spouse may delay the start of these payments until December 31 of the year You would have reached your Required Beginning Date.
Following the death of an Eligible Designated Beneficiary, the remaining interest in the Contract must be distributed within ten (10) years. In addition, a child who is an Eligible Designated Beneficiary because he or she has not yet reached the age of majority must have the remaining interest in the Contract fully distributed within ten (10) years after reaching the age of majority.
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Your spouse may elect to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
NON-DESIGNATED BENEFICIARIES
Distributions required from a qualified Contract following your death must generally be distributed to Non-designated beneficiaries (for example, charitable organizations or nonqualified trusts) within five (5) years of the date of death. However, if your death occurs after the Required Beginning Date, the benefits may be paid out to the non-designated beneficiary at least as rapidly as under the method of distribution being used as of the date of death.
Required Minimum Distributions
Generally, You must begin receiving amounts from your retirement plan by April 1st following the latter of:
(a) the calendar year in which You reach your Required Beginning Date (as defined by Section 401(a)(9) of the Code), or
(b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1st of the year after You reach your Required Beginning Date even if You have not retired.
Your required minimum distribution request must be in Good Order and payment must be processed by MetLife prior to the due date (generally the end of the calendar year or April 1st of the year following the year in which You reach your Required Beginning Date) in order to satisfy the requirement for the applicable tax year.
A Federal tax penalty may apply if the amount distributed to You for the tax year under any tax qualified plan (as defined earlier) is less than Your required minimum distribution amount.
You may not satisfy minimum distributions for one employer’s qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
Complex rules apply to the calculation of minimum distributions. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.
The regulations also require that the value of benefits under a Contract including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be
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distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.
Required minimum distribution rules that apply to other types of retirement accounts while You are alive do not apply to Roth accounts. However, in general, the post-death rules with respect to required minimum distributions do apply to beneficiaries of Roth accounts.
Additional Information Regarding IRAs
Purchase Payments
Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. If You have compensation, you can continue to make purchase payments after beginning required minimum distributions if your Contract permits. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.
Roth IRA purchase payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits.
Withdrawals
If and to the extent that Traditional IRA purchase payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise (where permitted). The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1∕2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We
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may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise (where permitted). The amount will be determined by the Code.
Conversion
Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits, including any death benefit in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Contract value at the date of conversion.
A conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA made on or after January 1, 2018 cannot be recharacterized. Please consult your tax adviser.
Additional Information regarding TSA (ERISA and non-ERISA) 403(b)
Special Rules Regarding Exchanges
In order to satisfy tax regulations, contract exchanges within a 403(b) plan must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a Participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.
Withdrawals
If You are under age 59 1∕2, You generally cannot withdraw money from your 403(b) Contract unless the withdrawal:
a) Relates to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;
b) Is exchanged to another permissible investment under your 403(b) plan;
c) Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if Your plan allows it;
d) Occurs after You die, leave Your job or become disabled (as defined by the Code);
e) Is for financial hardship (but only to the extent of elective deferrals), if Your plan allows it;
f) Relates to distributions attributable to certain 403(b) plan terminations, if the conditions of the Code are met;
g) Relates to rollover or after-tax contributions; or
h) Is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s
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severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Other exceptions may apply or become applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Accordingly, if You are considering taking a withdrawal prior to age 59 1∕2, please consult your tax adviser to determine whether an exception applies to your particular situation.
Distinction for Puerto Rico Code
An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
A Puerto Rico qualified retirement plan trust, all of the participants of which are Puerto Rico residents may be exempted from income taxation pursuant to 2011 PR Code Section 1081.01 and Section 1022(i)(1) of ERISA as such trust will be treated for purposes of the Code Section 501(a) as a trust described in Code Section 401(a). If a variable annuity contract is acquired by said trust, the earnings accumulated or distributed under such contract or any income realized from the sale or exchange of the contract may not be subject to current income taxation due to the income tax exemption that the trust is entitled to. Whether a Puerto Rico retirement plan trust is qualified under 2011 PR Code Section 1081.01 depends on the facts and circumstances of each case. Each fiduciary of a Puerto Rico retirement plan should ascertain the qualified status of the retirement plan trust, and thus, that it enjoys the benefits of income tax exemption before investing in the variable annuity contract.
Contributions
The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions
Any amount received or made available to the employee under the qualified plan is generally includible in the gross income of the employee in the taxable year in which received or made available. However, lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from employment or termination of a retirement plan will generally be treated as ordinary income subject to a withholding tax rate of 20%.
A special rate of 10% may apply instead, if the plan satisfies the following requirements:
(1) the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) 10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants which are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three- year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment
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requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico, bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, and must be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of a Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
Distributions of retirement income made to a Non-Resident of Puerto Rico by a dual qualified retirement plan (qualified under the U.S. Internal Revenue Code and the 2011 PR Code) funded through a U.S. situs trust will not be subject to Puerto Rico income tax. The State Taxation of Pension Act of 1995 appears to preempt the 2011 PR Code from the imposition of any income tax to distributions to individuals who are not residents of Puerto Rico even if such individuals performed services covered by a retirement plan in Puerto Rico while they were Puerto Rico residents. However, in order for such exemption to be available, the Puerto Rico Treasury requires the participant to submit to his/her employer either: (i) IRS Form 8898 (Statement for Individuals Who Begin or End Bona Fide Residence in a U.S. Possession); or (ii) a Sworn Statement including certain personal information directed to establish his/her residence in a State within the continental U.S.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
Rollover
Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account (IRA) for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations
In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto
42

Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
OTHER INFORMATION
Withdrawals
We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at your Designated Office, but we may delay payment as permitted by law, under certain circumstances. We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Interest Account for the period permitted by law, but for not more than six months.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of two to five years from the Contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or You last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation and within certain mandated time periods. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your beneficiary designations, including complete contact information, if and as it changes. Please call (800) 560-5001 to make such changes.
Distribution of the Contracts
The Contracts are no longer sold. MetLife Investors Distribution Company (“MLIDC”) is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the
43

Contracts (e.g., commissions payable to the retail broker-dealers who sell the Contracts.) MLIDC does not retain any fees under the Contracts.
MLIDC’s principal executive offices are located at 200 Park Avenue, New York, New York 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 as amended (the “Exchange Act”), as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at (800) 289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
MLIDC and in certain cases, we, have entered into selling agreements with unaffiliated broker-dealers who are registered with the SEC under the Exchange Act and are members of FINRA. We no longer offer the Contracts to new purchasers, but continue to accept purchase payments from existing Contract owners.
There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Contracts.
MLIDC pays compensation based upon a “gross dealer concession” model. With respect to the Contracts, the maximum gross dealer concession ranges from 0.00% to 1.60% of each purchase payment and, starting in the second Contract Year, 0.00% to 0.48% of the Contract value each year that the Contract is in force for servicing the Contract. With respect to Income Annuities and annuitizations, the gross dealer concession is 0.00% to 4% of the purchase payment and, starting in the second Contract Year, 0.00% to 0.40% of the amount available from which income payments are made for each year the Contract is in force.
Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm’s guidelines, directly from us or the Distributor. An unaffiliated broker-dealer or sales representatives of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative from the unaffiliated broker-dealer for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.
Contract Modification
We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.
Third Party Requests
Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other Contract owners, and who simultaneously makes the same request or series of requests on behalf of other Contract owners.
44

Valuation - Suspension of Payments
We separately determine the Accumulation Unit Value and Annuity Unit Value for each Division once each day at the close of the NYSE when the NYSE is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.
When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedures, we will make withdrawals and transfers/reallocations at a later date, if Your request. If your withdrawal request is to elect a variable pay-out option under your Contract, we base the number of Annuity Units You receive on the next available Annuity Unit Value.
We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:
- rules of the SEC so permit (trading on the NYSE is limited, the NYSE is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or
- during any other period when the SEC by order so permits.
We may also suspend or postpone payment for a withdrawal or income payment when we have a reasonable belief that the payment being requested is connected to financial exploitation of a Specified Adult. A Specified Adult is a person who is aged 65 or older or a person aged 18 or older who has a mental or physical impairment that renders the individual unable to protect his or her own interests. If we reasonably suspect financial exploitation of a Specified Adult, we will place a temporary hold on the payment, transfer the amount of the payment to the Fixed Interest Account and provide notification to You, the Trusted Contact Person(s) on file and any other party authorized to make transactions under the contract that a hold has been placed on the payment(s) pending further investigation. A Trusted Contact Person is the person or persons designated by You as a person we may contact should we not be able to contact You or if You are a Specified Adult and we reasonably believe or suspect that You have or are being financially exploited. The Trusted Contact Person may be changed by You by contacting your Designated Office. We may hold the payment for up to 15 business days (or longer under certain conditions) after the temporary hold was placed while we conduct further investigation, unless the period is extended by a regulator or court order.
Restrictions on Financial Transactions
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.
Legal Proceedings
In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
45

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.
46

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios available. More information about the Portfolios Companies is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/tahd/MET000205. You can also request this information at no cost by calling (800) 560-5001, by sending an email request to RCG@metlife.com, or through your registered representative. Not all Portfolios are available under all Contracts. You should refer to your Contract and other information provided to you for the portfolios available under your Contract. For the VAR Contracts the only portfolio available is the Brighthouse/Wellington Large Cap Research Portfolio.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	1.51%	-0.05%	1.66%
US Fixed Income	BlackRock Ultra-Short Term Bond Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	5.11%	2.34%	1.68%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	13.86%	8.40%	8.39%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.54%	21.69%	13.51%	12.46%
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.69%	17.77%	8.56%	9.91%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	24.67%	14.23%	12.82%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
A-1

Fixed Option
The following is information on the Fixed Interest Account currently available under the Contract, except for the VAR Contracts. The Fixed Interest Account is not available to the VAR Contracts. We reserve the right to restrict purchase payments and transfers to the Fixed Interest Account when the yield on investments is not expected to support the Minimum Guaranteed Interest Rate. We will provide you with written notice before doing so.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Interest Account	Initial Interest Rate Term: begins on each calendar quarter and will be credited from the date amounts are allocated to the Fixed Interest Account until the last day of the same calendar quarter of the following year. Renewal Rate Term: 12 months	3%
A-2

This Prospectus incorporates by reference all of the information contained in the Statement of Additional Information (“SAI”), which is legally part of this Prospectus.
The SAI includes additional information about the Contracts and the Separate Account. The SAI is available without charge, upon request. To view and download the SAI, please visit our website https://dfinview.com/metlife/tahd/MET000205. To request a free copy of the SAI, to ask questions, email RCG@metlife.com, write to your Designated Office or call (800) 560-5001.
Reports and other information about the Separate Account are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
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Edgar ID: C000003505

Metropolitan Life Insurance Company
Metropolitan Life Separate Account E
Preference Plus® Account Variable Annuity Contracts (APPA)
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA)
Preference Plus® Account Variable Annuity Contracts (CPPA)
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA)
Financial Freedom Account Variable Annuity Contracts
VESTMET Group and Individual Annuity Contracts
STATEMENT OF ADDITIONAL INFORMATION
Form N-4 Part B
April 28, 2025
This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the Prospectuses for Preference Plus® Account Variable Annuity Contracts (APPA), Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA), Preference Plus® Account Variable Annuity Contracts (CPPA), Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA), Financial Freedom Account Variable Annuity Contracts, and VESTMET Group and Individual Annuity Contracts, and should be read in conjunction with the Prospectuses. Copies of the Prospectuses may be obtained by visiting: for Preference Plus® Account Variable Annuity Contracts (APPA)- https://dfinview.com/metlife/tahd/MET000200; for Preference Plus® Account Variable Annuity Contracts (CPPA)- https://dfinview.com/metlife/tahd/MET000202; for VESTMET Group and Individual Annuity Contracts- https://dfinview.com/metlife/tahd/MET000205; for Enhanced\ Preference Plus® Account Variable Annuity Contracts (EPPA)- https://dfinview.com/metlife/tahd/MET000209, for Financial Freedom Account Variable Annuity Contracts- https://dfinview.com/metlife/tahd/MET000210; and for Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA)- https://dfinview.com/metlife/tahd/MET000235, by calling (800) 560-5001 or writing to your Designated Office.
Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the Prospectuses for Preference Plus® Account Variable Annuity Contracts (APPA), Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA), Preference Plus® Account Variable Annuity Contracts (CPPA), Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA), Financial Freedom Account Variable Annuity Contracts, and VESTMET Group and Individual Annuity Contracts. The financial statements comprising each of the Divisions of the Separate Account and the financial statements of the Company are hereby incorporated by reference from the submission form type N-VPFS, File No. 811-04001, filed by the Separate Account with the SEC on April 4, 2025.
SAI-1

Table of Contents

Page
HISTORY	SAI-3
SERVICES	SAI-3
PRINCIPAL UNDERWRITER	SAI-3
CUSTODIAN	SAI-3
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT	SAI-4
EXPERIENCE FACTOR	SAI-4
VARIABLE INCOME PAYMENTS	SAI-4
Assumed Investment Return (AIR)	SAI-4
Amount of Income Payments	SAI-5
Annuity Unit Value	SAI-5
Annuity Purchase Rate and Reallocation Privilege	SAI-5
CALCULATING THE ANNUITY UNIT VALUE	SAI-6
Determining the Variable Income Payment	SAI-7
VOTING RIGHTS	SAI-7
Disregarding Voting Instructions	SAI-8
NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT	SAI-8
Payment of Proceeds	SAI-8
TAXES	SAI-8
Non-Qualified Annuity Contracts Diversification	SAI-8
Changes to Tax Rules and Interpretations	SAI-8
3.8% Medicare Tax	SAI-9
Qualified Annuity Contracts	SAI-9
ERISA	SAI-10
Federal Estate Taxes	SAI-11
Generation-Skipping Transfer Tax	SAI-11
Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations	SAI-11
OTHER INFORMATION	SAI-12
Records and Reports	SAI-12
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	SAI-12
FINANCIAL STATEMENTS	SAI-12
SAI-2

HISTORY
Metropolitan Life Separate Account E (the “Separate Account”) is a separate account of Metropolitan Life Insurance Company (the “Company”). The Separate Account was first established on September 27, 1983 and meets the definition of a separate account under the federal securities laws, and complies with the provisions of the Investment Company Act of 1940, as amended.
The Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a general account portfolio invested primarily in fixed income securities (corporate, structured products, municipals, and government and agency) and mortgage loans, as well as real estate, real estate join ventures, other limited partnerships and equity securities. Metropolitan Life Insurance Company was incorporated under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York, NY 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.
SERVICES
EMPOWER Retirement, LLC. (“EMPOWER”), formerly FAScore LLC (“Fascore”), which has its principal office at 8525 East Orchard Road, Greenwood Village, Colorado 80111, provides recordkeeping services to us in connection with our administration of the Preference Plus Account, Enhanced Preference Plus Account, Financial Freedom Account Contract and Gold Track Select products. EMPOWER is not affiliated with us, the Separate Account or any of our affiliates, including the Contract’s principal underwriter, MetLife Investors Distribution Company (“MLIDC”). We pay EMPOWER for its services an annual base fee and/or annual per participant charge for each plan account under the Contract. EMPOWER also charges us for each loan taken under the Contract a loan initiation fee and loan maintenance fee. The recordkeeping fees for Preference Plus® Account Variable Annuity Contracts (APPA), Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA), Preference Plus® Account Variable Annuity Contracts (CPPA), Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA), Financial Freedom Account Variable Annuity Contracts, and VESTMET Group and Individual Annuity Contracts are as follows:
Recordkeeping fees paid to EMPOWER in 2024 were $559,646
Recordkeeping fees paid to EMPOWER in 2023 were $604,984
Recordkeeping fees paid to EMPOWER in 2022 were $627,746
PRINCIPAL UNDERWRITER
MLIDC serves as principal underwriter for the Separate Account and the Contracts. Preference Plus® Account Deferred and Income Annuities and Enhanced Preference Plus Account Deferred Annuities and Income Annuities, Preference Plus® Account for Enhanced Contracts Deferred, Income Annuities and Enhanced Preference Plus Account Deferred Annuities and Income Annuities and the VestMet Group and Individual Annuity Contracts are no longer offered. However, contract owners and participants may still make purchase payments, and participants may still enroll under issued group Contracts. The offering is continuous. MLIDC’s principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is affiliated with the Company and the Separate Account.
CUSTODIAN
Metropolitan Life Insurance Company (“MetLife”), 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
SAI-3

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT
Information about the distribution of the Contracts is contained in the Prospectus. Additional information is provided below.
Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.
The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter with respect to the Contracts over the past three years.
Underwriting Commissions
Year	Underwriting Commissions Paid to the Distributor by the Company	Amount of Underwriting Commissions Retained by the Distributor
2024	$8,489,224	$0
2023	$10,861,646	$0
2022	$12,821,053	$0
MLIDC passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with MLIDC, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for MLIDC's operating and other expenses.
EXPERIENCE FACTOR
We use the term “experience factor” to describe investment performance for a Division. We calculate Accumulation Unit Values once a day on every day the Exchange is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the “Valuation Period.” We have the right to change the basis for the Valuation Period, on 30 days’ notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred.
The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the Valuation Period which is the daily equivalent of the Separate Account charge. This charge varies depending on the Contact and class of the Contract.
VARIABLE INCOME PAYMENTS
“Variable income payments” include variable income payments made under the Deferred Annuities and Income Annuities.
Assumed Investment Return (AIR)
The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 3% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.
SAI-4

Amount of Income Payments
The cash You receive periodically from a Division (after your first payment if paid within 10 days of the issue date) will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.
The Contract specifies the dollar amount of the initial variable income payment for each Division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract charge), the AIR, the age and/or sex (where permitted) of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains fixed for the duration of the Contract (if no reallocations are made).
The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR and Separate Account charges.
Each Deferred Annuity provides that, when a pay-out option is chosen, the payment to the Annuitant will not be less than the payment produced by the then current Fixed Income Option purchase rates for that contract class. The purpose of this provision is to assure the Owner that, at retirement, if the current Fixed Income Option purchase rates are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the Owner will be given the benefit of the higher rates.
Annuity Unit Value
The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See “The Value of Your Income Payments” in the Prospectus.)
Annuity Purchase Rate and Reallocation Privilege
The annuity purchase rate is the dollar amount You would need when You annuitize your Contract to receive $1 per payment period. For example, if it would cost $50 to buy an annuity that pays You $1 a month for the rest of your life, then the annuity purchase rate for that life income annuity is $50. The annuity purchase rate is based on the annuity income payment type You choose, an interest rate and your age, sex (where permitted) and number of payments remaining. The annuity purchase rate is reset each Valuation Date to reflect any changes in these components. The reset annuity purchase rate represents the cost You would incur if You were choosing the same income option You have in light of this updated information.
When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.
●
First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;
●
Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;
●
Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option for the Income Annuity on the date of your reallocation;
●
Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.
When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.
SAI-5

You generally may make a reallocation on any day the Exchange is open. At a future date We may limit the number of reallocations You may make, but never to fewer than one a month. If We do so, We will give You advance written notice. We may limit a Beneficiary’s ability to make a reallocation.
Here are examples of the effect of a reallocation on the income payment:
●
Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 × ($125 ÷ $100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)
●
Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will also be made to the number of Annuity Units in both Divisions as well.)
CALCULATING THE ANNUITY UNIT VALUE
We calculate Annuity Unit Values once a day on every day the Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the “Valuation Period.” We have the right to change the basis for the Valuation Period, on 30 days’ notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account charges and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account charges and the deduction for the AIR, Annuity Unit Values will go down.
To calculate an Annuity Unit Value, we multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return. For an AIR of 4% and a one day Valuation Period, the factor is .99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in Your Deferred Annuity and the laws in your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value to produce the new Annuity Unit Value. We may state performance for the Divisions of the Income Annuities which reflect deduction of the insurance-related charge (Separate Account charge) and investment-related charge, when accompanied by the annualized change in Annuity Unit Value.
The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.
Illustration of Calculation of Annuity Unit Value
1. Annuity Unit Value, beginning of period	$10.20
2. “Experience factor” for period	1.023558
3. Daily adjustment for 3% Assumed Investment Return	1.000081
4. (2) ÷ (3)	1.023475
5. Annuity Unit Value, end of period (1) × (4)	$10.44
Illustration of Annuity Payments
(Assumes the first monthly payment is made within 10 days of the issue date of the Income Annuity)
Annuitant age 65, Life Annuity with 120 Payments Guaranteed
1. Number of Accumulation Units as of Annuity Date	1,500.00
2. Accumulation Unit Value	$11.80
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3. Accumulation Value of the Deferred Annuity (1) × (2)	$17,700.00
4. First monthly income payment per $1,000 of Accumulation Value	$5.52
5. First monthly income payment (3) × (4) ÷ 1,000	$97.70
6. Assume Annuity Unit Value as of Annuity Date equal to (see Illustration of Calculation of Annuity Unit Value above)	$10.80
7. Number of Annuity Units (5) ÷ (6)	9.0463
8. Assume Annuity Unit Value for the second month equal to (10 days prior to payment)	$10.97
9. Second monthly Annuity Payment (7) × (8)	$99.24
10. Assume Annuity Unit Value for third month equal to	$10.53
11. Next monthly Annuity Payment (7) × (10)	$95.26
Determining the Variable Income Payment
Variable income payments can go up or down based upon the investment performance of the Divisions. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the Divisions is compared. The higher the AIR, the higher the first variable income payment will be.
Subsequent variable income payments will increase only to the extent that the investment performance of the Divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the Divisions.
VOTING RIGHTS
In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all Contracts described in the Prospectuses) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having voting interests in the corresponding Divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and, as a result, we determine that we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.
Accordingly, You have voting interests under all the Contracts described in the Prospectuses. The number of shares held in each Division deemed attributable to You is determined by dividing the value of Accumulation or Annuity Units attributable to You in that Division, if any, by the net asset value of one share in the Portfolio in which the assets in that Division are invested. Fractional votes will be counted. The number of shares for which You have the right to give instructions will be determined as of the record date for the meeting.
Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Contracts described in the Prospectuses) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.
Qualified retirement plans which invest directly in the Portfolios do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.
You will be entitled to give instructions regarding the votes attributable to your Contract, in your sole discretion.
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Under the Keogh Deferred Annuities and the Enhanced Unallocated Keogh Deferred Annuity, participants may instruct You to give us instructions regarding shares deemed attributable to their respective contributions. Under the Keogh Deferred Annuities and the Enhanced Unallocated Keogh Deferred Annuity, we will provide You with the number of copies of voting instruction soliciting materials that You may furnish such materials to participants who may give You voting instructions.
Under Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(e)(11) severance and death benefit plans and the TSA Deferred Annuities and Income Annuities under which the employer retains all rights, we will provide You with the number of copies of voting instruction soliciting materials that You request so that You may furnish such materials to participants who may give You voting instructions.
Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.
You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.
Disregarding Voting Instructions
MetLife may disregard voting instructions under the following circumstances (1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority; (2) to refrain from making any change in the investment policies or any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the boards of directors associated with the underlying Portfolios, provided MetLife’s disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio’s objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.
NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Payment of Proceeds
We may withhold payment of surrender proceeds if those proceeds are coming from a Contract Owner’s check or from a purchase payment transaction under our pre-authorized checking arrangement, which has not yet cleared. We may also delay payment while we consider whether to contest payments under the Contract. We pay interest on the death benefit proceeds from the date of receipt of documentation we require, in good order, to the date we pay them. Normally we promptly make payments of Account Value. However, we may delay those payments for up to six months for any payments from the Fixed Interest Account. We pay interest in accordance with state insurance law requirements on delayed payments.
TAXES
Non-Qualified Annuity Contracts Diversification
In order for your non-qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to Contract Owners of gains under their Contracts. Inadvertent failure to meet these standards may be correctable.
Changes to Tax Rules and Interpretations
Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively.
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We reserve the right to amend your Contract where necessary to maintain its status as a Variable Annuity Contract under federal tax law and to protect You and other Contract Owners in the Divisions from adverse tax consequences.
3.8% Medicare Tax
The 3.8% Medicare tax applies to the lesser of (1) “net investment income” or (2) the excess of the modified adjusted gross income over the applicable threshold amount, $250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately and $200,000 for single filers and will result in the following top tax rates on investment income:
Capital Gains	Dividends	Other
23.8%	40.8%	40.8%
Qualified Annuity Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract Owners and plan participants.
Traditional IRA
Established by an individual, or employer as part of an employer plan.
SIMPLE
Established by a for-profit employer with 100 or fewer employees, based on IRA accounts for each participant and, if permitted, may also accept Roth (after tax) contributions.
SEP
Established by a for-profit employer, based on IRA accounts for each participant. Generally, employer only contributions. If the SEP-IRA permits non-SEP contributions, employee can make regular IRA contributions (including IRA catch-up contributions) to the SEP-IRA, up to the maximum annual limit. If permitted, an employee may elect for the contributions made by or on behalf of the employee to be treated as made to a Roth IRA, based on rules to be established by the IRS.
401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
403(b) Tax Sheltered Annuity (“TSA”)
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.
457(b) Governmental Sponsor
Established by state and local governments, public schools (K-12), public colleges and universities.
457(b) Non-Governmental Sponsor
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
SAI-9

Additional information regarding 457(b) plans
A 457(b) plan may provide a one-time election to make special one-time “catch-up” contributions in one or more of the participant’s last three taxable years ending before the participant’s normal retirement age under the plan.
Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.
403(a)
If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if You die before You receive any payments under the annuity or if You die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a beneficiary other than your spouse is considered a waiver and requires your spouse’s written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.
ROTH IRA / Designated ROTH Account
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, SIMPLE and SEPs may, if permitted, accept Roth (after tax) contributions, and 401(k), 403(b) and 457(b) plans may provide for designated Roth accounts.
ERISA
If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever You elect to:
(a)
Choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
(b)
Make certain withdrawals under plans for which a qualified consent is required;
(c)
Name someone other than the spouse as your beneficiary; or
(d)
Use your accrued benefit as security for a loan exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.
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The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $7,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
Comparison of Plan Limits for Individual Contributions:
Plan Type	Elective Contribution	Catch-up Contribution
IRA (Traditional and Roth)	$7,000	$1,000
SIMPLE	$16,500*	$3,500**
401(k)	$23,500*	$7,500**
SEP/401(a)	(Employer contributions only)
403(b) (TSA)	$23,500*	$7,500**
457(b)	$23,500*	$7500**

*
If you participate in any other employer plan during the year and have elective salary reductions under those plans, the total amount of salary reduction contributions that you can make to all plans in which you participate is limited to $23,500 in 2025.
**
A higher catch-up contribution limit may apply for employees aged 60, 61, 62 and 63 who participate in these plans. For 2025, this higher catch-up contribution limit is $11,250 instead of $7,500 for plans other than SIMPLE Plans. For SIMPLE plans, the higher catch-up contribution limit is $5,250 for 2025.
Dollar limits are for 2025 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not to exceed the lesser of $70,000 or 100% of an employee’s compensation for 2025.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.
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OTHER INFORMATION
Records and Reports
We will maintain all records relating to the Separate Account. We will send You a report showing the following information as of the end of each report period:
●
the current Account Value, amounts in each Division of the Separate Account (and the Fixed Interest Account, if applicable);
●
the current surrender value;
●
the activity since the last report; and
●
any other information required by law.
We will also send periodic reports for the Portfolios as required by regulations.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The statements of assets and liabilities of each of the divisions of Metropolitan Life Separate Account E as of December 31, 2024, the related statements of operations for the year or partial period included within the year ended December 31, 2024, the statements of changes in net assets for each of the years in or partial periods included within the two-year period ended December 31, 2024, and the financial highlights for each of the years in or partial periods included within the five-year period ended December 31, 2024, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements and financial highlights are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.
The financial statements of Metropolitan Life Insurance Company as of December 31, 2024 and 2023, and for each of the three years in the period ended December 31, 2024, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.
FINANCIAL STATEMENTS
The audited financial statements comprising each of the Divisions of the Separate Account and the audited consolidated financial statements of the Company are hereby incorporated by reference from the submission form type N-VPFS File No. 811-04001, relating to Class ID #s C000003498, C000003502, C000003501, C000003500, C000003505 and C000003499 filed by the Separate Account with the SEC on April 4, 2025.
The financial statements of the Company should be considered only as bearing upon the ability of Metropolitan Life Insurance Company to meet its obligations under the Contract.
SAI-12

PART C
OTHER INFORMATION
(NOTE: Because some of the exhibits listed below are not available on the Commission’s EDGAR system, Registrant has not hyperlinked these Exhibits to the documents listed. See Securities Act Rule 411(d).)
Item 27.Exhibits
(a)		Resolution of the Board of Directors of Metropolitan Life establishing Separate Account E.[41]
(b)		Custodian Agreements. Not applicable.
(c)		Underwriting Contracts.
	(1)	Amended and Restated Principal Underwriting Agreement between Metropolitan Life Insurance Company and MetLife Investors Distribution Company.[37]
	(2)	Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement).[25]
(d)		Contracts.
	(1)	Amended Form of IRC Section 401 Group Annuity Contract (VestMet).[5]
	(1)(i)	Form of IRC Section 401 Group Annuity Contract (Preference Plus) (Version 2).[5]
	(1)(ii)	Form of IRC Section 401 Group Annuity Contract (Preference Plus) (Allocated and Unallocated).[5]
	(1)(iii)	Form IRC Section 401 Individual Annuity Contract (Preference Plus).[5]
	(1)(iv)	Form IRC Section 401 Group Annuity Contract (Preference Plus) (Oregon).[2]
	(1)(v)	Form IRC Section 401 Group Annuity Contract (Preference Plus) (Allocated).[4]
	(1)(vi)	Form IRC Section 401 Group Annuity Contract (Preference Plus) (Allocated) (New York).[4]
	(1)(vii)	Form of Certificate under IRC Section 401 Group Annuity Contract (Preference Plus) (New York).[4]
	(2)	Amended Form of IRC Section 403(b) Group Annuity Contract (VestMet).[5]
	(2)(i)	Amended Form of IRC Section 403(b) Group Annuity Contract (Preference Plus).[5]
	(2)(i)(A)	Form of IRC Section 403(b) Group Annuity Contract (Financial Freedom-LIJ).[5]
	(2)(i)(B)	Form of IRC Section 403(b) Group Annuity Contract (Enhanced Preference Plus Contract- Montefiore Medical Center, Maimonides Medical Center, The Mount Sinai Hospital).[2]
	(2)(i)(C)	Form of IRC Section 403(b) Group Annuity Contract (Financial Freedom Account) (New Jersey-ABP).[4]
	(2)(i)(D)	Form of IRC Section 403(b) Group Annuity Contract (Financial Freedom Account) (Texas-ORP).[4]
	(2)(i)(E)	Form of IRC Section 403(b) Individual Annuity Contract (Preference Plus) (Oregon).[4]
	(2)(ii)	Form of Certificate under IRC Section 403(b) Group Annuity Contract (VestMet).[5]
	(2)(iii)	Form of Certificate under IRC Section 403(b) Group Annuity Contract (Preference Plus) (Version 2).[5]
	(2)(iii)(A)	Form of Certificate under IRC Section 403(b) Group Annuity Contract (Preference Plus) (Versions 1 and 2).[2]
	(2)(iii)(B)	Amended Form of Certificate under IRC Section 403(b) Group Annuity Contract (Preference Plus) (New York).[5]
	(2)(iii)(C)	Form of Certificate under IRC Section 403(b) Group Annuity Contract (Financial Freedom Account).[5]
	(2)(iii)(D)	Forms of Certificate under IRC Section 403(b) Group Annuity Contract (Preference Plus — Enhanced TSA Preference Plus Contract).[5]
	(2)(iii)(E)	Amended Form of Certificate under IRC Section 403(b) Group Annuity Contract (Preference Plus).[5]
	(2)(iii)(F)	Form of Certificate under IRC Section 403(b) Group Annuity Contract (Chapman).[5]
	(2)(iii)(G)	Form of Certificate under IRC Section 403(b) Group Annuity Contract (Preference Plus, Enhanced Preference Plus, Financial Freedom) (Oregon).[2]
	(2)(iii)(H)	Form of Endorsement under IRC Section 403(b) Group Annuity Contract (Preference Plus).[2]
	(2)(iii)(I)	Form of Endorsement under Section 403(b) Group Annuity Contract (Preference Plus, Enhanced Preference Plus, Financial Freedom).[2]
	(2)(iv)	Form of Texas Rider for Certificate under IRC Section 403(b) Group Annuity Contract (VestMet).[2]

(2)(v)	Form of Texas Endorsement for Certificate under IRC Section 403(b) Group Annuity Contract (Preference Plus).[5]
(2)(vi)	Form of Certificate under IRC Section 403(b) Group Annuity Contract (Financial Freedom Account) (New Jersey-ABP).[4]
(2)(vii)	Form of Certificate under IRC Section 403(b) Group Annuity Contract (Enhanced Preference Plus) (Oregon).[4]
(2)(viii)	Form of Certificate under IRC Section 403(b) Group Annuity Contract (Financial Freedom) (Texas-ORP).[4]
(2)(ix)	Form of Certificate under IRC Section 403(b) Group Annuity Contract (Financial Freedom Account) (Texas- ORP).[4]
(2)(x)	Forms of Endorsement under IRC Section 403(b) Group Annuity Contract, 403(a) Group Annuity Contract and Individual Retirement Annuity Contract.[4]
(2)(xi)	Forms of Endorsement under IRC Section 403(b) Group Annuity Contract.[5]
(2)(xii)	Forms of Endorsement under IRC Section 403(b) for Annuity Contract (VestMet) — Forms R.S.1208 and G.20247-567.[7]
(2)(xiii)	Forms of Endorsement under IRC Section 408(b) for Flexible Contribution Individual Retirement Annuity (38PP-90(IRA-1), and (G.4333-15, G.4333 (IRA/ENH) — Forms R.S.1228 and G.20247-568.[7]
(2)(xiv)	Form of Endorsement under IRC Section 403(b) (G.4333-7) — Form G.20247.563.[7]
(2)(xv)	Form of Endorsement under IRC Section 403(b) (G.4333-7, G.4333 (PPA/TSA- 5)) — Form G.20247-576 (Mutual Benefit Life).[8]
(3)	Form of IRC Section 408 Simplified Employee Pension Contract (VestMet).[5]
(3)(i)(A)	Form of IRC Section 408 Simplified Employee Pension Contract (Preference Plus) (Version 2).[2]
(3)(i)(B)	Amended Form of IRC Section 408 Simplified Employee Pension Contract (Preference Plus).[2]
(3)(i)(C)	Form of IRC Section 408 Simplified Employee Pension Contract (Preference Plus) (Oregon).[2]
(3)(i)	Form of IRC Section 408 Simplified Employee Pension Contract (Illinois, Minnesota) (VestMet). [15]
(3)(ii)	Form of IRC Section 408 Simplified Employee Pension Contract (Michigan) (VestMet).[2]
(3)(iii)	Form of IRC Section 408 Simplified Employee Pension Contract (New York) (VestMet).[15]
(3)(iv)	Form of IRC Section 408 Simplified Employee Pension Contract (South Carolina) (VestMet).[5]
(3)(v)	Form of IRC Section 408 Simplified Employee Pension Contract (Pennsylvania) (VestMet).[5]
(3)(vi)	Form of IRC Section 408 Simplified Employee Pension Contract (Washington) (VestMet).[5]
(3)(vii)	Information Statement concerning IRC Section 408 Simplified Employee Pension Contract (VestMet).[5]
(3)(viii)	Non-Qualified Annuity Endorsements.[17]
(4)	Form of IRC Section 408 Individual Retirement Annuity Contract (VestMet).[5]
(4)(i)(A)	Form of IRC Section 408 Individual Retirement Annuity Contract (Preference Plus) (Version 2).[5]
(4)(i)(B)	Form of IRC Section 408 Individual Retirement Annuity Contract (Preference Plus).[5]
(4)(i)(C)	Form of IRC Section 408 Individual Retirement Annuity Contract (Preference Plus) (Oregon).[2]
(4)(i)	Form of Endorsement to IRC Section 408 Individual Retirement Annuity Contract (VestMet).[5]
(4)(ii)	Form of Endorsement to IRC Section 408 Individual Retirement Annuity Contract (Michigan) (VestMet).[5]
(4)(iii)	Form of IRC Section 408 Individual Retirement Annuity Contract (Illinois, Minnesota) (VestMet).[15]
(4)(iv)	Form of IRC Section 408 Individual Retirement Annuity Contract (Michigan) (VestMet).[2]
(4)(v)	Form of IRC Section 408 Individual Retirement Annuity Contract (New York) (VestMet).[5]
(4)(vi)	Form of IRC Section 408 Individual Retirement Annuity Contract (South Carolina) (VestMet).[5]
(4)(vii)	Form of IRC Section 408 Individual Retirement Annuity Contract (Pennsylvania) (VestMet).[5]
(4)(viii)	Form of IRC Section 408 Individual Retirement Annuity Contract (Washington) (VestMet).[5]
(4)(ix)	Information Statement concerning IRC Section 408 Individual Retirement Annuity Contract (VestMet).[5]
(4)(x)	Form of Endorsement to IRC Section 408 Individual Retirement Annuity Contract (VestMet).[5]

(4)(xi)	Form of Endorsement to IRC Section 408 Individual Retirement Annuity Contract (Michigan) (VestMet).[5]
(4)(xii)	Form of Endorsement to IRC Section 408 Individual Retirement Annuity Contract (South Carolina) (VestMet).[5]
(4)(xiii)	Form of Endorsement to IRC Section 408 Individual Annuity Contract (Preference Plus).[4]
(5)	Amended Form of IRC Section 408 Group Individual Retirement Annuity Contract (VestMet).[5]
(5)(1)	Form of IRC Section 408 Group Individual Retirement Annuity Contract (Preference Plus).[5]
(5)(i)	Form of Certificate under IRC Section 408 Group Individual Retirement Annuity Contract (VestMet).[5]
(5)(i)(A)	Form of Certificate under IRC Section 408 Group Individual Retirement Annuity Contract (Preference Plus).[2]
(5)(i)(B)	Forms of Certificate under IRC Section 408 Group Individual Retirement Annuity Contract (Enhanced).[5]
(5)(i)(C)	Form of Certificate under IRC Section 408 Group Individual Retirement Annuity Contract (Oregon).[2]
(5)(i)(D)	Form of Endorsement to IRC Section 408 Group Individual Retirement Annuity Contract (G.4333.15).[8]
(6)	Form of Endorsement to IRC Section 408 Individual Retirement Annuity Contract which Converts Contract into Non-Qualified Status (VestMet).[5]
(6)(1)	Form of Non-Qualified Contract (Preference Plus) (Version 2).[5]
(6)(i)(A)	Amended Form of Non-Qualified Contract (Preference Plus).[5]
(6)(i)(B)	Form of Non-Qualified Contract (Preference Plus) (Oregon).[2]
(6)(i)	Information Statement concerning IRC Section 408 Individual Retirement Annuity Contract with Non-Qualified Endorsement (VestMet).[5]
(6)(ii)	Form of Endorsement to IRC Section 408 Individual Retirement Annuity Contract with Non-Qualified Endorsement (Michigan) (VestMet).[5]
(6)(iii)	Form of Endorsement to IRC Section 408 Individual Retirement Annuity Contract with Non- Qualified Endorsement (South Carolina) (VestMet).[5]
(6)(iv)	Form of Endorsement to Group Annuity Contract.[5]
(7)	Amended Form of Non-Qualified Group Contract (VestMet).[5]
(7)(i)	Form of Certificate under Non-Qualified Group Contract (VestMet).[5]
(7)(i)(A)	Forms of Certificate under Non-Qualified Group Contract (Preference Plus).[5]
(7)(i)(A)(i)	Form of Certificate under Non-Qualified Group Contract (Preference Plus-Enhanced Contract; Enhanced Preference Plus).[2]
(7)(i)(A)(ii)	Form of Certificate under Non-Qualified Group Contract (Preference Plus-Enhanced Contract; Enhanced Preference Plus) (Oregon).[2]
(7)(i)(B)	Form of Non-Qualified Group Contract (Preference Plus).[5]
(7)(i)(C)	Form of Non-Qualified Group Contract (Enhanced Preference Plus).[5]
(7)(i)(D)	Form of Endorsement Concerning Nursing Home or Terminal Illness.[2]
(7)(i)(E)	Form of Endorsement for death claim settlement for MT-(37PP-90(NQ-1), (38PP-90(IRA-) — Form R.S. 1234MT1998.[7]
(7)(i)(F)	Form of Non-Qualified Group Contract (Financial Freedom Account) Form — G.3043.[7]
(8)	Endorsement with respect to Individual IRA and Individual Non-Qualified Contract concerning Death Benefit Provisions (VestMet).[5]
(9)	Specimen of variable retirement annuity contract for Metropolitan Variable Account E.[42]
(10)	Proposed Form of Metropolitan Investment Annuity Program, Form 37-74 MIAP.[5]
(11)	Specimen of Flexible-Purchase Variable Annuity Contract.[1]
(12)	Specimen of Variable Annuity Contract, Forms 37TV-65 and 20SV-65.[5]
(13)	Form of Certificate under IRC Section 403(a) Group Annuity Contract (Preference Plus).[5]
(13)(i)	Forms of Certificate under IRC Section 403(a) Group Annuity Contract (Financial Freedom).[5]
(13)(ii)	Form of Certificate under IRC Section 403(a) Group Annuity Contract (South Carolina).[5]
(13)(iii)	Form of Certificate under IRC Section 403(a) Group Annuity Contract (SUNY).[5]

(13)(iv)	Form of Certificate under IRC Section 403(a) Group Annuity Contract (Oregon).[2]
(14)	Form of Single Premium Immediate Income Payment Contract (Preference Plus).[5]
(15)	Form of Single Premium Immediate Income Payment Certificate (Enhanced Preference Plus and Financial Freedom).[2]
(16)	Endorsements for Single Premium Immediate Income Payment Contract.[5]
(16)(i)	Form of Endorsement for Single Premium Immediate Income Payment Contract (G.4333 (VARPAY) — Form G.20247-560.[7]
(16)(ii)	Form of Endorsement for Single Premium Immediate Income Payment Contract (PSC 93-05A) for unlimited transfers.[5]
(17)	Form of Endorsement with respect to the Roth Individual Retirement Annuity — Form R.S. 1220-PPA.[6]
(17)(i)	Form of Endorsement with respect to the Roth Individual Retirement Annuity — Form R.S. 1220- PPA (Minnesota).[6]
(17)(ii)	Form of Endorsement with respect to the Roth Individual Retirement Annuity — Form R.S. 1220- PPA (New Jersey).[6]
(17)(iii)	Form of Amendment with respect to the Roth Individual Retirement Annuity — Form R.S. 1212- PPA.[6]
(17)(iv)	Form of Amendment with respect to the Roth Individual Retirement Annuity — Form R.S. 1212- PPA (Minnesota).[6]
(17)(v)	Form of Amendment with respect to the Roth Individual Retirement Annuity — Form R.S. 1212- PPA (New Jersey).[6]
(17)(vi)(A)	ROTH IRA Endorsements. Forms: R.S. 1233, R.S. 1233OR, R.S. 1233TX(2000).[9]
(17)(vi)(B)	ROTH IRA Amendments. Forms: R.S. 1238, R.S. 1238OR, R.S. 1238TX(2000).[9]
(18)	Form of Group Annuity Contract and Amendment under IRC Section 415(m) — Forms G. 3043A and G. 3043A-1 (Financial Freedom Account).[6]
(19)	Form of Endorsement with respect to Waiver of Administrative Fee — Form R.S. 1206.[6]
(20)	Forms of Endorsement with respect to exchange from Growth Plus Account to the Preference Plus Account — Form RSC E31910-2.[6]
(21)	Forms of Endorsement with respect to Enhanced 10% corridor (37PP-90(NQ-1), 38PP-90 (IRA-1) NQ/IRA, NJ PPA and (PSC94-05) — Forms R.S. 1222, R.S. 1222N.J., R.S. 1232 and G. 20247-573.[7]
(22)	Forms of Endorsement with respect to Fund Expansion (38PP-90(NQ-1), (38PP-90(IRA-1), TSA/403(a), PPI immediate (PSC 93-05A) — Forms R.S. 1230 (11/98), G. 20247-572 and R.S. 1231 (11/98).[7]
(22)(i)(A)	Endorsement Regarding Availability of additional Investment Divisions on July 5, 2000 (R.S. 1241).[9]
(22)(i)(B)	Contract Endorsement (for NJ Alternate Benefit Plan) (G. 7812-56).[9]
(22)(i)(C)	Certificate Endorsement (for NJ Alternate Benefit Plan) (G. 20247-578).[9]
(23)	Forms of Endorsement with respect to Exchange (37PP-90(NQ-1), 38PP-90(IRA-1) and (G.4333- 7) — Forms E31910-3 and G.7812-38-1.[7]
(24)	Forms of Endorsement for SIMPLE IRA (G.4333-15) and (G.4333-15+RSC 96-37) — Forms RSC 96-37 and R.S. 1209.[7]
(25)	Forms of demutualization endorsements.[8]
(26)	Replacement Endorsements for Systematic Withdrawal Program Forms: PSC 94-15 NJ (8/2000), PSC 94-15 MN (8/2000).[9]
(26)(i)	Replacement Endorsements for Systematic Withdrawal Program FL, NY, VT forms: PSC 94-16 (8/2000), PSC 94-15 (8/2000).[9]
(27)	Forms of Endorsement for Non-Qualified Annuity Contracts Under IRC Section 72(s) — ML- NQ(11/04)[17]
(28)(i)	Metropolitan Life Insurance Company 401(a)/403(a) Plan Endorsement ML-401-3 (5/11).[24]
(28)(ii)	Form of Metropolitan Life Insurance Company Roth 457(b) Governmental Plan Endorsement. Form ML-Roth- 457 (03/23)[22]
(28)(iii)	Form of Metropolitan Life Insurance Company 457(b) Governmental Plan Loan Rider. Form G-ML-7-2 (03/23)[22]

(e)		Applications.
	(1)	Participation Request and Agreement for the IRC Section 401 Group Annuity Contract.[5]
	(2)	Enrollment Form with respect to the IRC Section 401 Group Annuity Contract.[5]
	(2)(i)	Enrollment Form with respect to the IRC Section 401 Group Annuity Contract (Preference Plus) (Allocated).[5]
	(3)	Participation Request and Agreement for the IRC Section 403(b) Group Annuity Contract.[5]
	(3)(i)	Participation Request and Agreement for the IRC Section 403(b) Group Annuity Contract (Direct Mail Form).[5]
	(4)	Enrollment Form with respect to the IRC Section 403(b) Group Contract and the IRC Section 457 Group Annuity Contract.[2]
	(4)(i)	403(b) Tax Deferred Annuity Customer Agreement Acknowledgement.[2]
	(4)(ii)	Enrollment Form with respect to the IRC Section 403(b) Group Annuity Contract (Enhanced Preference Plus TSA).[2]
	(4)(iii)	Enrollment Form with respect to the IRC Section 403(b) Group Annuity Contract (FFA-TSA).[5]
	(5)	Enrollment Form with respect to the IRC Section 403(b) Group Annuity Contract and the IRC Section 457 Group Annuity Contract.[5]
	(6)	Application for an IRC Section 408 Simplified Employee Pension, IRA and Non-Qualified Deferred Annuities (Preference Plus).[2]
	(6)(i)	Application for Individual IRA and Non-Qualified Contract (Direct Mail Form).[5]
	(7)	Employer Adoption Request Form.[5]
	(7)(i)	Employer Utilization Request Form.[5]
	(7)(ii)	Enrollment Form for IRC Section 408 Group Individual Retirement Account Contract and Non- Qualified Group Contract.[5]
	(7)(iii)	Funding Authorization and Agreement.[5]
	(7)(iv)	Funding Authorization and Agreement (SEP).[5]
	(8)(i)	Enrollment Form for IRC Section 408 Individual Retirement Annuity, IRC Section 408(k) Simplified Employee Pension and Non-Qualified Income Annuity Contract.[5]
	(8)(ii)	Enrollment Form for IRC Sections 403(b), and 403(a) Group Income Annuity Contract.[5]
	(8)(iii)	Enrollment Form for Group IRA Rollover Annuity (Preference Plus-Enhanced Contract).[2]
	(8)(iv)	Enrollment Form for Group Non-Qualified Supplemental Savings (Preference Plus-Enhanced Contract).[2]
	(9)	Application for Variable Annuity (Preference Plus® Account) for 37PP-90 (NQ-1), 38PP-90 (IRA- 1) FORM — 038-PPA-IRA/SEP/NQ (0998).[7]
	(9)(i)	Application for the Preference Plus® Income Annuity for RSC 93-05A FORM — RSCINCAPNQIRASEP (10/98).[7]
	(9)(ii)	Application for Variable Annuity Enhanced Preference Plus® Account for MetLife Employees for forms G.4333- 14, G.4333-15 Form — 038MEGPPAIRA/NQ(10/98).[7]
	(9)(iii)	Application Preference Plus Account.[8]
	(10)	Variable Annuity Application for Non-Qualified, IRA and SEP contracts (038-PPA (07/2012) A).[9]
	(10)(i)	Variable Annuity Application for TSA and 403(a) contracts (038-PPA (07/2000)-B).[9]
	(10)(ii)	ROTH Individual Retirement Annuity Endorsement — Form ML-446.2 (9/02).[39]
	(10)(iii)	401(a)/403(a) Plan Endorsement. Form ML-401.2 (9/02).[39]
	(10)(iv)	Individual Retirement Annuity Endorsement. Form: ML-408.2 (9/02).[39]
	(10)(v)	SIMPLE Individual Retirement Annuity Endorsement. Form: ML-439.1 (9/02).[13]
	(10)(vi)	Tax Sheltered Annuity Endorsement. Form ML-398.3 (9/03).[39]
(f)		Depositor’s Certificate of Incorporation and By-Laws.
	(1)	Amended and Restated Charter of Metropolitan Life Insurance Company (effective May 16, 2016).[38]
	(2)	Amended and Restated By-Laws of Metropolitan Life Insurance Company (effective December 21, 2023).[22]

(g)		Coinsurance and Modified Coinsurance Agreement between Metropolitan Life Insurance Company and First Allmerica Financial Life Insurance Company dated November 16, 2023.[22]
(h)		Participation Agreements.
	(1)	Shared Funding Agreement dated December 30, 2016 between Calvert Variable Series and Metropolitan Life Insurance Company.[31]
	(2)	Amended and Restated Participation Agreement dated January 26, 2018 among Fidelity Variable Insurance Products, Fidelity Distributors Corporation and Metropolitan Life Insurance Company.[33]
	(3)	Participation Agreement — American Funds Insurance Series.[11]
(3)(i)
Amendment No. 1 dated May 1, 2006 to the Participation Agreement dated April 30, 2001 among Metropolitan
Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company;
Amendment No. 2 dated as April 28, 2008 to the Participation Agreement dated April 30, 2001, as previously amended among Metropolitan Life Insurance Company, American Funds Insurance Series, and Capital
Research and Management Company; and Amendment No. 3 dated as of November 10, 2008 to the Participation
Agreement dated April 30, 2001, as previously amended among Metropolitan Life Insurance Company, American
Funds Insurance Series, and Capital Research and Management Company.[26]

	(3)(ii)	Amendment to Participation Agreement between American Funds Insurance Series, Capital Research and Management Company and Metropolitan Life Insurance Company dated April 30, 2010.[20]
	(3)(iii)	Amendment No. 4 to Participation Agreement between Metropolitan Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company dated November 19, 2014.[27]
(3)(iv)
Amendment dated as of June 7, 2021 to the Participation Agreement dated April 30, 2001 and May 16, 1989, as amended, by and among Metropolitan Life Insurance Company on behalf of itself and certain of its separate accounts; American Funds Insurance Series; and Capital Research and Management Company.[38]

	(4)	Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust I, Metropolitan Life Insurance Company, Brighthouse Investment Advisers, LLC and Brighthouse Securities, LLC.[29]
(4)(i)
Amendment dated January 1, 2021 to the Participation Agreement with Brighthouse Funds Trust I,
Metropolitan Life Insurance Company on behalf of itself and certain of its separate accounts, Brighthouse
Investment Advisers, LLC, and Brighthouse Securities, LLC.[34]

	(5)	Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust II, Metropolitan Life Insurance Company, Brighthouse Investment Advisers, LLC and Brighthouse Securities, LLC.[29]
(5)(i)
Amendment dated January 1, 2021 to the Participation Agreement with Brighthouse Funds Trust II,
Metropolitan Life Insurance Company on behalf of itself and certain of its separate accounts, Brighthouse
Investment Advisers, LLC, and Brighthouse Securities, LLC.[34]

(i)		Administrative Contracts. Not applicable.
(j)		Other Material Contracts. Not applicable.
(k)		Opinion of Counsel.[5]
(l)		Consent of Independent Registered Public Accounting Firm.[44]
(m)		Omitted Financial Statements. Not applicable.
(n)		Initial Capital Agreements. Not applicable.
(o)		Form of Initial Summary Prospectus. Not Applicable.
(p)	(i)
Powers of Attorney for Carla Harris, Carlos M. Gutierrez, Cheryl Wray Grisé, David Herzog, Denise Mullen
Morrison, Diana McKenzie, Edward Joseph Kelly, III, John McCallion, Mark Weinberger, Michel Khalaf, Robert
Glenn Hubbard, and William Earl Kennard for Metropolitan Life Insurance Company and its designated
Separate Accounts.[28]

	(ii)	Power of Attorney for Jeh Charles Johnson for Metropolitan Life Insurance Company and its designated Separate Accounts.[43]
	(iii)	Power of Attorney for Laura Hay for Metropolitan Life Insurance Company and its designated separate accounts.[22]
	(iv)	Power of Attorney of Toby Srihiran-Brown for Metropolitan Life Insurance Company and its designated separate accounts.[44]
(q)		Letter Regarding Change in Certifying Accountant. Not applicable.

(r)	Historical Current Limits on Index Gains. Not applicable.

EX-101.INS	XBRL Instance Document – the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
1.
Previously filed with the initial filing of the Registration Statement of Metropolitan Variable Account A of Metropolitan Life Insurance Company on May 28, 1969.
2.
Filed with Post-Effective Amendment No. 19 to this Registration Statement on Form N-4 on February 27, 1996. As incorporated herein by reference.
3.
Filed with Post-Effective Amendment No. 6 to this Registration Statement on Form N-4 on April 1, 1988. As incorporated herein by reference.
4.
Filed with Post-Effective Amendment No. 21 to this Registration Statement on Form N-4 on February 28, 1997. As incorporated herein by reference.
5.
Filed with Post-Effective Amendment No. 22 to this Registration Statement on Form N-4 on April 30, 1997. As incorporated herein by reference.
6.
Filed with Post-Effective Amendment No. 23 to this Registration Statement on Form N-4 on April 3, 1998. As incorporated herein by reference.
7.
Filed with Post-Effective Amendment No. 24 to this Registration Statement on Form N-4 on January 12, 1999. As incorporated herein by reference.
8.
Filed with Post-Effective Amendment No. 26 to this Registration Statement on Form N-4 on April 6, 2000. As incorporated herein by reference.
9.
Filed with Post-Effective Amendment No. 27 to this Registration Statement on Form N-4 on April 3, 2001. As incorporated herein by reference.
10.
Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.
11.
Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-52366 for Metropolitan Life Separate Account E on Form N-4 on August 3, 2001. As incorporated herein by reference.
12.
Amended and Restated Charter of Metropolitan Life Insurance Company filed with Registration Statement No. 333-83716 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.
13.
Filed with Post-Effective Amendment No. 29 to this Registration Statement on Form N-4 on April 10, 2003. As incorporated herein by reference.
14.
Filed with Post-Effective Amendment No. 30 to this Registration Statement on Form N-4 on October 22, 2003. As incorporated herein by reference.
15.
Filed with Post-Effective Amendment No. 1 to this Registration Statement on Form S-6 on April 25, 1985. As incorporated herein by reference.
16.
Filed with Post-Effective Amendment No. 35 to this Registration Statement on Form N-4 on April 27, 2006. As incorporated herein by reference.
17.
Filed with Post-Effective Amendment No. 7 to Registration Statement No. 333-52366 for Metropolitan Life Separate Account E on Form N-4 on April 8, 2005. As incorporated herein by reference.
18.
[Reserved.]
19.
Filed with Post-Effective Amendment No. 9 to Registration Statement No. 333-83716 for Metropolitan Life Separate Account E on Form N-4 on September 10, 2007. As incorporated herein by reference.
20.
Filed with Post-Effective Amendment No. 15 to Registration Statement No. 333-83716 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2011. As incorporated herein by reference.
21.
[Reserved]

22.
Filed with Post-Effective Amendment No. 54 to this Registration Statement on Form N-4 on April 22, 2024. As incorporated herein by reference.
23.
Filed with Post-Effective Amendment No. 2 to Registration Statement File No. 333-153109 for Metropolitan Life Separate Account E on Form N-4 on June 26, 2009. As incorporated herein by reference.
24.
Filed with Post-Effective Amendment No. 16 to Registration Statement File No. 333-83716 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2012. As incorporated herein by reference.
25.
Filed with Post-Effective Amendment No. 17 to Registration Statement File No. 333-83716 for Metropolitan Life Separate Account E on Form N-4 on April 11, 2013. As incorporated herein by reference.
26.
Filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E File No. 333-160722 filed November 2, 2009. As incorporated herein by reference.
27.
Filed with Post-Effective Amendment No. 18 to Registration Statement File No. 333-176654 for Metropolitan Life Separate Account E on Form N-4 on April 13, 2016. As incorporated herein by reference.
28.
Filed with Form S-3 Registration Statement File No. 333-268428 filed on November 17, 2022.
29.
Filed with Post-Effective Amendment No. 19 to Registration Statement File No. 333-176654 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2017. As incorporated herein by reference.
30.
Filed with Post-Effective Amendment No. 3 to Registration Statement File No. 333-198314 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2017. As incorporated herein by reference.
31.
Filed with Post-Effective Amendment No. 46 to Registration Statement File No. 002-90380 for Metropolitan Life Separate Account E on Form N-4 on April 26, 2017. As incorporated herein by reference.
32.
[Reserved].
33.
Filed with Post-Effective Amendment No. 5 to Registration Statement File No. 333-190296 for Metropolitan Life Separate Account E on Form N-4 on April 10, 2018. As incorporated herein by reference.
34.
Filed with Post-Effective Amendment No. 27 to the Registration Statement for Metropolitan Life Separate Account E on Form N-4 (File No. 333-83716) filed April 28, 2021. As incorporated herein by reference.
35.
Filed with Post-Effective Amendment No. 52 to Registration Statement File No. 002-90380 for Metropolitan Life Separate Account E on Form N-4 on April 21, 2022. As incorporated herein by reference.
36.
Filed with Post-Effective Amendment No. 8 to Registration Statement File No. 333-190296 for Metropolitan Life Separate Account E on Form N-4 on February 26, 2021. As incorporated herein by reference.
37.
Filed with Post-Effective Amendment No. 48 to Registration Statement File No. 002-90380 for Metropolitan Life Separate Account E on Form N-4 on April 23, 2019. As incorporated herein by reference.
38.
Filed with Post-Effective Amendment No. 52 to Registration Statement File No. 002-90380 for Metropolitan Life Separate Account E on Form N-4 on April 21, 2022. As incorporated herein by reference.
39.
Filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-52366 for Metropolitan Life Separate Account E on Form N-4 on April 10, 2003. As incorporated herein by reference.
40.
Filed with Registration Statement No. 333-176654 for Metropolitan Life Separate Account E on Form N-4 on Sept 2, 2011. As incorporated herein by reference.
41.
Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-198314 on Form N-4 on October 31, 2014. As incorporated herein by reference.
42.
Filed with Post-Effective Amendment No. 42 to this Registration Statement No. 002-90380 on Form N-4 on April 16, 2013. As incorporated herein by reference.
43.
Filed with Form S-3A Registration Statement File No. 333-268428 filed on March 27, 2023. As incorporated herein by reference.
44.
Filed herewith.

Item 28. Directors and Officers of the Insurance Company
Name and Principal Business Address	Positions and Offices with Depositor
R. Glenn Hubbard 200 Park Avenue New York, NY 10166	Chairman of the Board and Director

Name and Principal Business Address	Positions and Offices with Depositor
Michel A. Khalaf 200 Park Avenue New York, NY 10166	President, Chief Executive Officer and Director
Cheryl W. Grisé 200 Park Avenue New York, NY 10166	Director
Carlos M. Gutierrez 200 Park Avenue New York, NY 10166	Director
Carla Harris 200 Park Avenue New York, NY 10166	Director
Laura J. Hay 200 Park Avenue New York, NY 10166	Director
David L. Herzog 200 Park Avenue New York, NY 10166	Director
Jeh Charles Johnson 200 Park Avenue New York, NY 10166	Director
Edward J. Kelly, III 200 Park Avenue New York, NY 10166	Director
William E. Kennard 200 Park Avenue New York, NY 10166	Director
Diana L. McKenzie 200 Park Avenue New York, NY 10166	Director
Denise M. Morrison 200 Park Avenue New York, NY 10166	Director
Mark A. Weinberger 200 Park Avenue New York, NY 10166	Director
Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company. The principal business address of each principal officer is 200 Park Avenue, New York, NY 10166 unless otherwise noted below.
NAME	POSITIONS WITH DEPOSITOR
Michel A. Khalaf	President and Chief Executive Officer
Bryan E. Boudreau	Executive Vice President & Chief Actuary
Marlene Debel	Executive Vice President and Chief Risk Officer
Monica Curtis	Executive Vice President and Chief Legal Officer and Head of Government Relations
John D. McCallion	Executive Vice President and Chief Financial Officer
John A. Hall	Executive Vice President and Treasurer
William C. O'Donnell	Executive Vice President, Chief Financial Officer, U.S., MetLife Holdings

NAME	POSITIONS WITH DEPOSITOR
Bill Pappas	Executive Vice President, Global Technology & Operations
Toby Srihiran-Brown	Executive Vice President and Interim Chief Accounting Officer
Ramy Tadros	Regional President, U.S. Business and Head of MetLife Holdings

Item 29. Persons Controlled by or Under Common Control with the Insurance Company or Registered Separate Account
The Registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the Separate Account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those persons who are controlled by or under common control with MetLife, Inc. No person is controlled by the Registrant.
ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
AS OF December 31, 2024
The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2024. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors’ qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.
A.	Metropolitan Life Insurance Company (“MLIC”) (NY)
	1.	500 Grant Street GP LLC (DE)
	2.	500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.
	3.	ML 225 6th Street Member LLC (DE)
	4.	MetLife Retirement Services LLC (NJ)
	5.	MetLife 500 Canal Street Member LLC (DE) - This entity is wholly owned by Metropolitan Life Insurance Company
	6.	ML Bellevue Member LLC (DE)
	7.	ML Clal Member, LLC (DE) - 50.1% of ML Clal Member, LLC is owned by Metropolitan Life Insurance Company and 49.9% is owned by MetLife Reinsurance Company of Hamilton, Ltd.
	8.	CC Holdco Manager, LLC (DE)
	9.	MetLife Holdings, Inc. (DE)
		a.	MetLife Credit Corp. (DE)
		b.	MetLife Funding, Inc. (DE)
	10.	6104 Hollywood, LLC (DE)
	11.	1350 Eye Street Owner LLC (DE) - 95.616439% of 1350 Eye Street Owner LLC is owned by Metropolitan Life insurance Company and 4.383561% is owned by Metropolitan Tower Life Insurance Company.
	12.	MetLife Securitization Depositor LLC (DE)
	13.	WFP 1000 Holding Company GP, LLC (DE)
	14.	MTU Hotel Owner, LLC (DE)
	15.	MetLife Water Tower Owner LLC (DE)
	16.	Missouri Reinsurance, Inc. (CYM)
	17.	The Building at 575 Fifth Avenue Mezzanine LLC (DE)
		a.	The Building at 575 Fifth Retail Holding LLC (DE)
		b.	The Building at 575 Fifth Retail Owner LLC (DE)
	18.	23rd Street Investments, Inc. (DE)

	a.	MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.
	b.	MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.
c.
Long Island Solar Farm LLC (DE) - 90.39% membership interest is held by LISF Solar Trust in which MetLife
Capital Limited Partnership has a 100% beneficial interest and the remaining 9.61% is owned by a third-party.

	1)	Met Canada Solar ULC (CAN)
19.	Plaza Drive Properties, LLC (DE)
20.	White Oak Royalty Company (OK)
21.	Metropolitan Tower Realty Company, Inc. (DE)
22.	Midtown Heights, LLC (DE)
23.	MetLife Legal Plans, Inc. (DE)
24.	MetLife Next Gen Ventures, LLC (DE)
25.	MetLife Properties Ventures, LLC (DE)
26.	MET 1065 Hotel, LLC (DE)
27.	ML MMIP Member, LLC (DE)
28.	Transmountain Land & Livestock Company (MT)
29.	MEX DF Properties, LLC (DE)
30.	PREFCO Fourteen, LLC (DE)
31.	ML HS Member LLC (DE)
32.	MetLife Tower Resources Group, Inc. (DE)
33.	MSV Irvine Property, LLC (DE) - 96% of MSV Irvine Property, LLC is owned by Metropolitan Life Insurance Company and 4% is owned by Metropolitan Tower Realty Company, Inc.
34.	Housing Fund Manager, LLC (DE)
	a.	MTC Fund II, LLC (DE) - Housing Fund Manager, LLC is the managing member and owns .01% and the remaining interests are held by a third-party member.
	b.	MTC Fund III, LLC (DE) - Housing Fund Manager, LLC is the managing member and owns .01% and the remaining interests are held by a third-party member.
35.	St. James Fleet Investments Two Limited (CYM)
36.	ML CW Member LLC (DE) - 92.7% of ML CW Member LLC is owned by Metropolitan Life Insurance Company and 7.3% is owned by Metropolitan Tower Life Insurance Company.
37.	MAV Trust Holdings LLC (DE)
38.	MAV 1 (DE)
39.	ML Clal Member 2.0, LLC (DE)
40.	MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by Metropolitan Tower Life Insurance Company.
41.	150 North Riverside PE Member, LLC (DE) - 81.45% of 150 North Riverside PE Member, LLC is owned by Metropolitan Life Insurance Company, 18.55% is owned by Metropolitan Tower Life Insurance Company.
42.	ML Port Chester SC Member, LLC (DE) - 60% of ML Port Chester SC Member, LLC is owned by Metropolitan Life Insurance Company and 40% is owned by Metropolitan Tower Life Insurance Company.
43.	MetLife 555 12th Member, LLC (DE) - 89.84% is owned by Metropolitan Life Insurance Company and 10.16% by Metropolitan Tower Life Insurance Company.
44.	ML Southlands Member, LLC (DE) - 60% of ML Southlands Member, LLC is owned by Metropolitan Life Insurance Company and 40% is owned by Metropolitan Tower Life Insurance Company.
45.	ML Cerritos TC Member, LLC (DE) - 60% of ML Cerritos TC Member, LLC is owned by Metropolitan Life Insurance Company and 40% is owned by Metropolitan Tower Life Insurance Company.

46.	ML Swan Mezz, LLC (DE)
	a.	ML Swan GP, LLC (DE)
47.	ML Dolphin Mezz, LLC (DE)
	a.	ML Dolphin GP, LLC (DE)
48.	Haskell East Village, LLC (DE)
49.	ML Sloan’s Lake Member, LLC (DE)
50.	ML 610 Zane Member, LLC (DE)
51.	HD Owner LLC (DE)
52.	ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by Metropolitan Life Insurance Company and 1% by Metropolitan Tower Life Insurance Company.
53.	ML Terminal 106 Member, LLC (DE) - 87.45% of ML Terminal 106 Member, LLC is held by Metropolitan Life Insurance Company and 12.55% by Metropolitan Tower Life Insurance Company.
54.	Boulevard Residential, LLC (DE)
55.	MetLife Ontario Street Member, LLC (DE)
56.	Pacific Logistics Industrial South, LLC (DE)
57.	MetLife Ashton Austin Owner, LLC (DE)
58.	MetLife Acoma Owner, LLC (DE)
59.	1201 TAB Manager, LLC (DE)
60.	MetLife 1201 TAB Member, LLC (DE)
61.	MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company and 1% is owned by Metropolitan Tower Life Insurance Company.
62.	ML 300 Third Member LLC (DE)
63.	MNQM TRUST 2020 (DE)
64.	MetLife RC SF Member, LLC (DE)
65.	Oconee Hotel Company, LLC (DE)
66.	Oconee Land Company, LLC (DE)
	a.	Oconee Land Development Company, LLC (DE)
	b.	Oconee Golf Company, LLC (DE)
	c.	Oconee Marina Company, LLC (DE)
67.	ML Hudson Member, LLC (DE)
68.	MCJV, LLC (DE)
69.	ML Sentinel Square Member, LLC (DE)
70.	MetLife THR Investor, LLC (DE)
71.	ML Matson Mills Member LLC (DE)
72.	ML University Town Center Member, LLC (DE) - 87% of ML University Town Center Member, LLC is owned by Metropolitan Life Insurance Company and 13% is owned by Metropolitan Tower Life Insurance Company.
73.	Southcreek Industrial Holdings, LLC (DE)
74.	ML OMD Member, LLC (DE)
75.	MetLife OFC Member, LLC (DE)
76.	MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by Metropolitan Life Insurance Company and 1% by Metropolitan Tower Life Insurance Company.
77.	MetLife 425 MKT Member, LLC (DE) - 66.91% of MetLife 425 MKT Member, LLC is owned by Metropolitan Life Insurance Company and 33.09% is owned by MREF 425 MKT, LLC.
78.	MetLife GV Owner LLC (DE)

79.	MMP Owners III, LLC (DE)
	a.	MetLife Multi-Family Partners III, LLC (DE)
		1)	MMP Holdings III, LLC (DE)
			a)	MMP Cedar Street REIT, LLC (DE)
				(1)	MMP Cedar Street OWNER, LLC (DE)
			b)	MMP South Park REIT, LLC (DE)
				(1)	MMP South Park OWNER, LLC (DE)
			c)	MMP Olivian REIT, LLC (DE)
				(1)	MMP Olivian Owner, LLC (DE)
80.	MC Portfolio JV Member, LLC (DE)
81.	Pacific Logistics Industrial North, LLC (DE )
82.	ML Armature Member, LLC (DE) - 87.34% of ML Armature Member, LLC is owned by Metropolitan Life Insurance Company and 12.66% is owned by Metropolitan Tower Life Insurance Company.
83.	ML One Bedminster, LLC (DE)
84.	ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC’s ownership interest is owned by Metropolitan Life Insurance Company and 1.03% by Metropolitan Tower Life Insurance Company.
85.	ML-AI MetLife Member 3, LLC (DE)
86.	ML-AI MetLife Member 4, LLC (DE) - 60% owned by MLIC and 40% owned by Metropolitan Tower Life Insurance Company
87.	ML-AI MetLife Member 5, LLC (DE)
88.	MetLife HCMJV 1 GP, LLC (DE)
89.	MetLife HCMJV 1 LP, LLC (DE)
90.	ML Corner 63 Member, LLC (DE)
91.	MCRE BLOCK 40, LP (DE)
92.	ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by Metropolitan Tower Life Insurance Company.
93.	MetLife Japan US Equity Owners LLC (DE)
94.	Sino-US United MetLife Insurance Co., Ltd. - 50% of Sino-US United MetLife Insurance Company, Ltd. is owned by MLIC and 50% is owned by a third-party.
95.	MMP Owners, LLC (DE)
96.	ML AG Member (DE)
97.	10700 Wilshire, LLC (DE)
98.	Chestnut Flats Wind, LLC (DE)
99.	ML Terraces, LLC (DE)
100.	Viridian Miracle Mile, LLC (DE)
101.	MetLife Boro Station Member, LLC (DE)
102.	ML PE Terminal 106, LLC (DE) - 87.45% of ML PE Terminal 106, LLC is owned by Metropolitan Life Insurance Company and 12.55% is owned by Metropolitan Tower Life Insurance Company.
103.	MetLife FM Hotel Member, LLC (DE)
	a.	LHCW Holdings (US) LLC (DE)
		1)	LHC Holdings (US) LLC (DE)
			a)	LHCW Hotel Holding LLC (DE)
				(1)	LHCW Hotel Holding (2002) LLC (DE)
				(2)	LHCW Hotel Operating Company (2002) LLC (DE)
104.	White Tract II, LLC (DE)

	105.	MetLife 1007 Stewart, LLC (DE)
	106.	MetLife OBS Member, LLC (DE)
	107.	MetLife SP Holdings, LLC (DE)
		a.	MetLife Private Equity Holdings, LLC (DE)
	108.	MetLife Park Tower Member, LLC (DE)
		a.	Park Tower REIT, Inc. (DE)
			1)	Park Tower JV Member, LLC (DE)
	109.	MCPP Owners, LLC (DE) - 87.992% of MCPP Owners, LLC is owned by Metropolitan Life Insurance Company and 12.008% is owned by MetLife Reinsurance Company of Hamilton, Ltd.
		a.	MCPP Marbella Member, LLC (DE) - 50.1% of MCPP Marbella Member, LLC is owned by MCPP Owners, LLC and 49.9% is owned by third parties
	110.	MetLife Chino Member, LLC (DE)
	111.	MetLife 8280 Member, LLC (DE)
	112.	MetLife Campus at SGV Member LLC (DE)
	113.	MNQM Trust Holdings LLC (DE)
	114.	ML 240 West 35th Owner LLC (DE)
		a.	40 West 35th Fund LP (DE)
	115.	ML Artisan Crossing PE Member, LLC (DE)
	116.	ML 1960 Grand LLC (DE)
		a.	1960 Grand Fund LP (DE) - 58.96% of 1960 Grand Fund LP is owned by MetLife Insurance K.K. and 41.04% is owned by MLIC
		b.	1960 Grand Venture LLC (DE)
		c.	1960 Grand Owner LLC (DE)
	117.	TOV Owner LLC (DE)
	118.	MZO Owner LLC (DE)
B.	Versant Health, Inc. (DE)
	1.	Versant Health Holdco, Inc . (DE)
		a.	Versant Health Consolidation Corp, (DE)
			1)	Davis Vision, Inc. (NY)
				a)	Versant Health Lab, LLC (DE)
				b)	Davis Vision IPA, Inc. (NY)
		b.	Superior Vision Services, Inc. (DE)
			1)	Superior Vision Insurance, Inc. (AZ)
		c.	Vision Twenty-One Managed Eye Care IPA, Inc. (NY)
		d.	Superior Vision Insurance Plan of Wisconsin, Inc. (WI)
		e.	Superior Vision Benefit Management, Inc. (NJ)
			1)	Block Vision of Texas, Inc. (TX)
			2)	UVC Independent Practice Association, Inc. (NY)
			3)	Superior Vision of New Jersey, Inc. (NJ)
		f.	Vision 21 Physician Practice Management Company (FL)
C.	Metropolitan Tower Life Insurance Company (NE)
	1.	MTL Leasing, LLC (DE)
	2.	MetLife Assignment Company, Inc. (DE)

	3.	MTL HS Member LLC (DE)
	4.	MTL GV Owner LLC (DE)
D.	SafeGuard Health Enterprises, Inc. (DE)
	1.	MetLife Health Plans, Inc. (DE)
	2.	SafeGuard Health Plans, Inc. (CA)
	3.	SafeHealth Life Insurance Company (CA)
	4.	SafeGuard Health Plans, Inc. (FL)
	5.	SafeGuard Health Plans, Inc. (TX)
E.	American Life Insurance Company (DE)
1.
BIDV MetLife Life Insurance Limited Liability Company (Vietnam) – 60.61% of BIDV MetLife Life Insurance Limited
Liability Company is held by American Life Insurance Company and the remainder by third parties.

	2.	MetLife Insurance K.K. (Japan)
			1)	Fortissimo Co. Ltd. (Japan)
			2)	MetLife Japan Water Tower Owner (Blocker) LLC (DE)
			3)	MetLife Japan Owner (Blocker) LLC (DE)
			4)	MetLife Japan 1960 Grand Blocker LLC (DE)
			5)	240 West 35th GP LLC (DE)
			6)	MetLife Japan 240 West 35th Owner (Blocker) LLC (DE)
			7)	MetLife Japan US Equity Owners (Blocker) LLC (DE)
	3.	Borderland Investments Limited (DE)
		a.	ALICO Hellas Single Member Limited Liability Company (Greece)
	4.	MetLife Global Holding Company I GmbH (Swiss)
		a.	MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company (Egypt) is owned by MetLife Global Holding Company I GmbH and the remaining interest by third parties.
		b.	MetLife Global Holding Company II LLC (DE and Swiss) - MetLife Global Holding Company II LLC is dual chartered in DE and Switzerland.
			1)	Closed Joint-Stock Company Master-D (Russia)
2)
MetLife Colombia Seguros de Vida S.A. (Colombia) - 89.9999657134583% of MetLife Colombia Seguros de Vida
S.A. is owned by MetLife Global Holding Company II GmbH, 10.0000315938813% is owned by MetLife Global
Holding Company I GmbH, International Technical and Advisory Services Limited, Borderland Investments
Limited and Natiloportem Holdings, LLC each own 0.000000897553447019009%.

3)
PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH,
.0006% is owned by International Technical and Advisory Services and the remaining .0006% is owned by
Borderland Investments Limited.

			4)	MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by MetLife Global Holding Company II GmbH (Swiss) and the remaining by third parties.
			5)	MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)
6)
MM Global Operations Support Center, S.A. de C.V. (Mexico) - 99.999509% of MM Global Operations Support
Center, S.A. de C.V. Mexico is held by MetLife Global Holding Company II LLC (DE and Swiss) and 0.000491% is
held by MetLife UK Management Company Limited (England/UK).

				a)	Fundación MetLife Mexico, A.C.
			7)	MetLife International Holdings, LLC (DE)
				a)	Natiloportem Holdings, LLC (DE)
(1)
Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99.9% of Excelencia Operativa y
Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and .1% by MetLife Mexico Servicios,
S.A. de C.V.

	(2)	MetLife Servicios S.A. (Argentina) - 19.12% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A. 80.88% are held by Natiloportem Holdings, LLC.
b)	MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.
	(1)	MAXIS Services, LLC (DE)
		(a)	MAXIS Insurance Brokerage Services, Inc. (DE)
c)	MetLife Asia Limited (Hong Kong)
d)	MetLife International Limited, LLC (DE)
e)	Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.
f)
MetLife Mas, S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, S.A. de C.V. is owned by MetLife
International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services
Limited.

g)	MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.
h)
MetLife Global Holdings LLC (DE) - 98.9% is owned by MetLife International Holdings, LLC and 1.1% is owned by MetLife International Limited, LLC. MetLife Global Holdings LLC is a DE LLC and is considered domiciled in Ireland from a tax perspective.

(1)
Metropolitan Global Management, LLC (DE) - 98.9% is owned by MetLife International Holdings, LLC and 1.1% is owned by MetLife International Limited, LLC. Metropolitan Global Management LLC is a
DE LLC and is considered domiciled in Ireland from a tax perspective.

	(2)	Metropolitan Global Management, LLC (Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, LLC.
		(a)	MetLife Insurance Company of Korea, Ltd. (Republic of Korea)
			i.	MetLife Financial Services, Co., Ltd. (South Korea)
		(b)	MetLife UK Management Company (Limited) (England/UK)
		(c)	MetLife Mexico Holdings, S. de R.L. de C.V. (Mexico) - 99.99995% is owned by Metropolitan Global Management, LLC and .00005% is owned by MetLife International Holdings, LLC.
			i.	MetLife Mexico, S.A. de C.V. (Mexico) - 99.050271% is owned by MetLife Mexico Holdings, S. de R.L. de C.V. and .949729% is owned by MetLife International Holdings, LLC.
			ii.	MetLife Pensiones Mexico S.A. (Mexico)- 97.5125% is owned by MetLife Mexico Holdings, S. de R.L. de C.V. and 2.4875% is owned by MetLife International Holdings, LLC.
				1)	ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, LLC.
			iii.	MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 99.050271% is owned by MetLife Mexico Holdings, S. de R.L. de C.V. and .949729% is owned by MetLife International Holdings, LLC.
	(3)	MetLife Ireland Treasury d.a.c (Ireland)
		(a)	MetLife General Insurance Limited (Australia)
		(b)	MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury d.a.c and 8.83532% by MetLife Global Holdings Corp. S.A. de C.V.
			i.	MetLife Services Pty Limited (Australia)
			ii.	MetLife Investments Pty Limited (Australia)

1)
MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and
Investment Trust is a trust vehicle, the trustee of which is MetLife Investments
PTY Limited (“MIPL”). MIPL is a wholly owned subsidiary of MetLife Insurance
PTY Limited.

			i)	AmMetLife Insurance Berhad (Malaysia) - 50.000002% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder by a third-party.
			j)	AmMetLife Takaful Berhad (Malaysia) - 49.9999997% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder by a third-party.
			k)	MetLife Worldwide Holdings, LLC (DE)
l)
Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil) - 66.662% is owned by MetLife International
Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by
Natiloportem Holdings, LLC.

			m)	PNB MetLife India Insurance Company Limited - 48.9155% of PNB MetLife India Insurance Company Limited is owned by MetLife International Holdings, LLC and the remainder is owned by third parties.
n)
MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Adminis-
tradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002%
by Natiloportem Holdings, LLC.

5.	MetLife Global Holding Company III GbnH (Swiss)
	a.	MetLife Investment Management Limited (England/UK)
	b.	MetLife Innovation Center Limited (Ireland)
	c.	MetLife Asia Holding Company Pte. Ltd. (Singapore)
	d.	MetLife Innovation Centre Pte. Ltd (Singapore)
	e.	ALICO Operations LLC (DE)
		1)	MetLife Seguors S.A (Uruguay)
		2)	MetLife Asset Management Japan, Ltd.
	f.	MetLife Asia Services Sdn. Bhd (Malaysia)
	g.	MetLife EU Holding Company Limited (Ireland)
		1)	MetLife Services Cyprus Ltd (Cyprus)
		2)	MetLife Solutions S.A.S. (France)
		3)	Agenvita S.r.l. (Italy)
			a)	MetLife Services Sociead Limitada (Spain)
			b)	MetLife Europe d.a.c. (Ireland)
			c)	MetLife Pension Trustees Limited (England/UK)
		4)	MetLife Europe Insurance d.a.c.
		5)	MetLife Europe Services Limited (Ireland)
6)
Metropolitan Life Societate de Administrare a unui Fond de Pensil Administrat Privat S.A. (Romania -
99.9903% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0097% by MetLife Europe Services Limited.

		7)	MetLife UK Limited (UK)
		8)	MetLife Investment Management Holdings (Ireland) Limited (Ireland)
			a)	MetLife Investments Asia (Hong Kong)
			b)	MetLife Investments Limited (England/UK)
			c)	MetLife Latin America Asesorias e Inversiones Limitada 5 (CHL)
			d)	MetLife Investment Management Europe Limited (Ireland)
			e)	Affirmative Investment Management Partners Ltd (UK)

			f)	Affirmative Investment Management Australia Pty Ltd (Australia)
	6.	ALICO Properties, Inc. (DE) - 51% of ALICO Properties, Inc. is owned by American Life Insurance Company and the remaining interest by third parties.
		a.	Global Properties, Inc. (DE)
	7.	International Technical and Advisory Services Limited (DE)
F.
MetLife Chile Inversiones Limitada (CHL) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance
Company (“ALICO”), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by
Natiloportem Holdings, LLC.

	1.	MetLife Chile Seguros de Vida S.A. (CHL) - 99.997% is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited.
		a.	MetLife Chile Administradora de Mutuos Hipotecarios S.A. (CHL) - 99.9% is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.
2.
Inversiones MetLife Holdco Tres Limitada (CHL) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by
MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

a.
AFP Provida S.A. (CHL) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada,
42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones
Limitada and the remainder is owned by the public.

		b.	Provida Internacional S.A. (CHL) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.
c.
AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de
Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by MetLife Chile Inversiones Limitada

3.
MetLife Chile Seguros Generales, S.A. (CHL) - 99.99% of MetLife Chile Seguros Generales S.A. is owned by MetLife Chile
Inversiones Limitada and 0.01% is owned by Inversiones MetLife Holdco Dos Limitada.

G.	MetLife Global, Inc. (DE)
H.	MetLife Investment Management Holdings, LLC (DE)
	1.	MetLife Real Estate Lending LLC (DE)
	2.	ML Venture 1 Manager, S. de R.L. de C.V. (MEX) - 99.9% is owned by MetLife Investment Management Holdings, LLC and 0.1% is owned by MetLife Investment Management Holdings (Ireland) Limited.
	3.	ML Venture 1 Servicer, LLC (DE)
	4.	MetLife Investment Management, LLC (DE)
		a.	MIM I LLC (PA)
		b.	MIM MetWest International Manager, LLC (DE)
		c.	MIM ML-AI Venture 5 Manager, LLC (DE)
		d.	MIM Clal General Partner, LLC (DE)
		e.	MLIA Manager I, LLC (DE)
		f.	MetLife Alternatives GP, LLC (DE)
1)
MetLife International HF Partners, LP (CYM) - 90.30% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. (Japan) and 9.70% is owned by MetLife Insurance Company of Korea Limited.

2)
MetLife International PE Fund III, LP (CYM) - 92.09% of the limited partnership interests of MetLife
International PE Fund III, LP is owned by MetLife Insurance K.K. (Japan) and 7.91% is owned by MetLife
Insurance Company of Korea Limited.

3)
MetLife International PE Fund IV, LP (CYM) - 96.21% of the limited partnership interests of MetLife
International PE Fund IV, LP is owned by MetLife Insurance K.K. (Japan) and 3.79% is owned by MetLife
Insurance Company of Korea Limited.

4)
MetLife International PE Fund V, LP (CYM) - 96.73% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. (Japan) and the remaining 3.27% is owned by MetLife Insurance Company of
Korea.

5)
MetLife International PE Fund VI, LP (CYM) - 96.53% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. (Japan) and the remaining 3.47% is owned by MetLife Insurance Company of
Korea.

	6)	MetLife International PE Fund VII, LP (CYM) - MetLife Alternatives GP, LLC is the general partner of MetLife International PE Fund VII, LP. MetLife Insurance K.K. (Japan) is the sole limited partner.
	7)	MetLife International PE Fund VIII, LP (CYM)
g.	MLIA Park Tower Manager, LLC (DE)
h.	MetLife 425 MKT Manager, LLC (DE)
i.	ML Navy Yard Member, LLC (DE)
j.	ML 335 8th PE Member, LLC (DE)
k.	ML Bellevue Manager, LLC (DE)
l.	1350 Eye Street Manager, LLC (DE)
m.	MetLife Core Property Fund GP, LLC (DE)
1)
MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife
Core Property Fund, LP (the “Fund”). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold limited partnership interests in the Fund: Metropolitan
Life Insurance Company owns 14.40%, Metropolitan Life Insurance Company (on behalf of Separate Account
746) owns 2.09%, MetLife Insurance Company of Korea Limited owns 1.52%, MetLife Insurance KK owns 8.1%,
Metropolitan Tower Life Insurance Company owns 0.04% and Metropolitan Tower Life Insurance Company (on behalf of Separate Account 152) owns 3.85%.

		a)	MetLife Core Property REIT, LLC (DE)
		b)	HM Sleepy Hollow LLC (DE)
		c)	Sleep Hollow Residences LLC (DE)

d)
MetLife Core Property Holdings, LLC also holds, directly or indirectly, the following limited liability companies (partial and/or indirect ownership indicated in parenthesis): MCP Alley24 East, LLC; MCPF
Foxborough, LLC (100%); MCP One Westside, LLC; MCP 7 Riverway, LLC; MCPF Acquisition, LLC; MCP
SoCal Industrial - Springdale, LLC; MCP SoCal Industrial - Concourse, LLC; MCP SoCal Industrial -
Kellwood, LLC; MCP SoCal Industrial -Redondo, LLC; MCP SoCal Industrial - Fullerton, LLC; MCP SoCal
Industrial - Loker, LLC; MCP Paragon Point, LLC; MCP The Palms at Doral, LLC; MCP EnV Chicago, LLC;
MCP Financing, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP 3040 Post Oak,
LLC; MCP Plaza at Legacy, LLC; MCP SoCal Industrial - LAX, LLC; MCP SoCal Industrial - Anaheim, LLC;
MCP West Fork, LLC; MCP SoCal Industrial - Bernardo, LLC; MCP Ashton South End, LLC; MCP Lodge At
Lakecrest, LLC; MCP Main Street Village, LLC; MCP Trimble Campus, LLC; MCP Stateline, LLC; MCP
Broadstone, LLC; ; MCP Buford Logistics Center Bldg B, LLC; MCP 22745 & 22755 Relocation Drive, LLC;
MCP 9020 Murphy Road, LLC; MCP Northyards Holdco, LLC; MCP Northyards Owner, LLC (100%); MCP
Northyards Master Lessee, LLC (100%); MCP VOA Holdings, LLC; MCP VOA I & III, LLC (100%); MCP VOA
II, LLC (100%); MCP West Broad Michaeletplace, LLC; MCP Grapevine, LLC; MCP Union Row, LLC; MCP
Fife Enterprise Center, LLC; MCP 2 Ames, LLC; MCP 2 Ames Two, LLC (100%); MCP 2 Ames One, LLC
(100%); MCP 2 Ames Owner, LLC (100%); MCP 350 Rohlwing, LLC; MCP- Wellington, LLC; MCP Onyx, LLC;
MCP Valley Forge, LLC; MCP Valley Forge Two, LLC (100%); MCP Valley Forge One, LLC (100%); MCP
Valley Forge Owner, LLC (100%); MCP MA Property REIT, LLC; MCPF - Needham, LLC (100%); 60 11th
Street, LLC (100%); MCP-English Village, LLC;; Des Moines Creek Business Park Phase II, LLC; MCP
Magnolia Park Member, LLC; MCP Denver Pavilions Member, LLC; MCP Seattle Gateway Industrial I, LLC;
MCP Seattle Gateway Industrial II, LLC; MCP Seventh and Osborn Retail Member, LLC; MCP Astor at
Osborn, LLC; MCP Burnside Member, LLC; MCP Key West, LLC; MCP Vance Jackson, LLC; MCP Mountain
Technology Center Member TRS, LLC; MCP Vineyard Avenue Member, LLC; MCP Shakopee, LLC; MCP 93
Red River Member, LLC; MCP Frisco Office, LLC; MCP Center Avenue Industrial Member, LLC; MCP 220
York, LLC; MCP 1500 Michael, LLC; MCP Sleepy Hollow Member, LLC; MCP Clawiter Innovation Member,
LLC; MCP Bradford, LLC; MCP 50-60 Binney, LLC; MCP Hub I, LLC; MCP Hub I Property, LLC (100%);
MCP Dillon, LLC; MCP Dillon Residential, LLC; MCP Optimist Park Member, LLC; MCP 38th West
Highland, LLC; MCP Longhaven Estates Member, LLC. Mountain Technology Center A, LLC; Mountain
Technology Center B, LLC; Mountain Technology Center C, LLC; Mountain Technology Center D, LLC;
Mountain Technology Center E, LLC; MCP Frisco Office Two, LLC; MCP Gateway Commerce Center 5, LLC;
MCP Allen Creek Member, LLC; Center Avenue Industrial, LLC (81.28%); Center Avenue Industrial
Venture, LLC (81.28%); MCP HH Hotel LB Trust (100%); Vineyard Avenue Industrial Venture, LLC (79.81%)
and Vineyard Avenue Industrial, LLC (79.81%); MCP 122 E. Sego Lilly, LL MCP HH Hotel LB, LLC; MCP HH
Hotel LB Trust (100%) MCP HH Hotel TRS, LB, LLC (100%); MCP Block 23 Residential Owner, LLC; MCP
Rausch Creek Logistics Center Member I, LLC; MCP Rausch Creek Logistics Center Member II, LLC; MCP
249 Industrial Business Park, LLC (100%); MCP Alder Avenue Industrial Member, LLC (100%); MCP Valley
Boulevard Industrial Member, LLC (100%); MCP Ranchero Village MHC Member, LLC; MCP MCFA
Additional PropCo 1, LLC; MCP MCFA Additional PropCo 2, LLC; MCP MCFA Additional PropCo 3, LLC;
MCP MCFA Additional PropCo 4, LLC; MCP MCFA Additional PropCo 5, LLC; 93 Red River, LP; HM Sleepy
Hollow LLC; Sleepy Hollow Residences LLC.

			(1)	MCP Property Management, LLC (DE)
			(2)	MetLife Core Property TRS, LLC (DE)
				(a)	MCP HH Hotel LB Trust (MD)
					i.	MCP HH Hotel TRS, LB , LLC (DE)
				(b)	MCP ESG TRS, LLC (DE)
				(c)	MCP COMMON DESK TRS, LLC (DE)
			(3)	93 Red River, LP (DE)
	2)	MCPF Feeder A, LP (CYM)
n.	MetLife Senior Direct Lending GP, LLC (DE)
1)
MetLife Senior Direct Lending Finco, LLC (DE) - MetLife Senior Direct Lending GP, LLC is the General
Partner of MetLife Senior Direct Lending Finco, LLC. MetLife Insurance K.K. is the sole member. This entity in turn invests in the MetLife Senior Direct Lending Holdings, LP.

	2)	MetLife Senior Direct Lending Holdings, LP (DE)

3)
MLJ US Feeder LLC (DE) - MetLife Senior Direct Lending GP, LLC is the Manager of MLJ US Feeder LLC.
MetLife Insurance K.K. (Japan) is the sole member. This entity in turn invests in the MetLife Senior Direct
Lending Holdings, LP.

o.	MetLife Commercial Mortgage Income Fund GP, LLC (DE)
1)
MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is
the general partner of MetLife Commercial Mortgage Income Fund, LP (the “Fund”). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 27.35%, MetLife Insurance Company of
Korea Limited owns 1.04%, and Metropolitan Tower Life Insurance Company owns 3.62%.

		a)	MetLife Commercial Mortgage REIT, LLC (DE)
			(1)	MetLife Commercial Mortgage Originator, LLC (DE)
(a) MCMIF Holdco I, LLC (DE)
(b) MCMIF Holdco II, LLC (DE)
(c) MCMIF Holdco III, LLC (DE)
	(2)	MCMIF Holdco IV, LLC (DE)
	(3)	MCMIF TRS II, LLC (DE)
p.	MIM Campus at SGV Manager, LLC (DE)
q.	MIM Clal General Partner 2.0, LLC (DE)
r.	MetLife Strategic Hotel Debt Fund GP, LLC (DE)
1)
MetLife Strategic Hotel Debt Fund, LP (DE) - MetLife Strategic Hotel Debt Fund GP, LLC is the general partner of MetLife Strategic Hotel Debt Fund, LP (the “Fund”). The following affiliates committed to hold limited partnership interests in the Fund: Metropolitan Life Insurance Company (46.88%) and Metropolitan
Tower Life Insurance Company (26.04%). The remainder is held by a third-party.

		a)	MetLife Strategic Hotel Originator, LLC (DE)
			(1)	MSHDF Holdco I, LLC (DE)
			(2)	MSHDF Holdco II, LLC (DE)
			(3)	MSHDF Holdco III, LLC (DE)
s.	MetLife Investment Private Equity Partners Ultimate GP, LLC (DE)
1)
MetLife Investment Private Equity Partners Ultimate GP, LP (DE) -MetLife Investment Private Equity Partners
Ultimate GP, LLC is the general partner of MetLife Investment Private Equity Partners GP, L.P. (the “Fund”).
The interests in the Fund are held exclusively by third parties.

a)
MetLife Investment Private Equity Partners LP (DE) -MetLife Investment Private Equity Partners GP, L.P.
is the general partner of MetLife Investment Private Equity Partners, L.P. (the “Fund”). The GP holds
0.0001% of the interests in the Fund and the remainder is held by third parties.

b)
MetLife Investment Private Equity Partners (Feeder), LP (CYM) -MetLife Investment Private Equity
Partners GP, L.P. is the general partner of MetLife Investment Private Equity Partners (Feeder), L.P. (the
“Fund”). The interests in the Fund are held exclusively by third parties.

	2)	MetLife Investment Private Equity Partners II Ultimate GP, LLC (DE)
a)
MetLife Investment Private Equity Partners II Ultimate GP, LLC (DE) - MetLife Investment Private Equity
Partners GP, LP is the General Partner of (i) MetLife Investment Private Equity Partners II, LP and (ii)
MetLife Investment Private Equity Partners II Acquisition Co, LP.

b)
MetLife Investment Private Equity Partners II GP, LP (DE) - MetLife Investment Private Equity Partners
II Ultimate GP, LLC is the general partner of MetLife Investment Private Equity Partners II GP, LP (the
“Fund”). Certain MetLife employees are limited partners in the Fund

c)
MetLife Investment Private Equity Partners II (Feeder), LP (CYM) - “MetLife Investment Private Equity
Partners II GP, LP is the general partner (the “GP”) of MetLife Investment Private Equity Partners II
(Feeder), LP (the “Fund”). The interests in the Fund are held exclusively by third parties

			(1)	MetLife Investment Private Equity Partners II Acquisition Co, LLP (DE)

t.	MetLife Single Family Rental Fund GP, LLC (DE)
1)
MetLife Single Family Rental Fund, LP (DE) - MetLife Single Family Rental Fund GP, LLC is the general partner of MetLife Single Family Rental Fund, LP (the “Fund”). The following affiliates directly hold limited partnership interests in the Fund: Metropolitan Life Insurance Company (7.69%) and Metropolitan Tower Life
Insurance Company (30.77%). Additionally, a wholly owned subsidiary of MetLife Core Property Fund, LP, a private fund Controlled by MetLife Investment Management, LLC, directly holds 25.64% of the limited partnership interests in the Fund.

		(a)	MSFR Sawdust Member, LLC (DE)
		(b)	MSFR Acquisition, LLC (DE)
		(c)	MSFR Meridian McCordsville Member, LLC (DE)
		(d)	MSFR Jimmy Deloach Preferred Member, LLC (DE)
		(e)	MSFR Jimmy Deloach Member, LLC (DE)
		(f)	MSFR Smith Cline Farm Member, LLC (DE)
2)
MetLife Single Family Rental Feeder A, LP (DE) - MetLife Single Family Rental Fund GP, LLC is the general partner of MetLife Single Family Rental Feeder A, LP (the “Fund”). The limited partnership interests in the
Fund are held exclusively by third parties. The Fund invests all of its assets in MetLife Single Family Rental
Holdings A, LP, which invests all of its assets in MetLife Single Family Rental Fund, LP.”

3)
MetLife Single Family Rental Feeder J, LLC (DE) - MetLife Single Family Rental Fund GP, LLC is the manager of MetLife Single Family Rental Feeder J, LLC (the “Fund”). MetLife Insurance K.K. holds 100% of the membership interests issued by the Fund. The Fund invests all of its assets in MetLife Single Family Rental
Fund, LP.

4)
MetLife Single Family Rental Holdings A, LP (DE) - MetLife Single Family Rental Fund GP, LLC is the general partner of MetLife Single Family Rental Holdings A, LP (the “Fund”). The limited partnership interests in the
Fund are held exclusively by MetLife Single Family Rental Feeder A, LP, and the Fund invests all of its assets in
MetLife Single Family Rental Fund, LP.”

	5)	MSFR Custer 121 Member, LLC (DE)
	6)	MSFR Horizon Uptown Member, LLC (DE)
u.	MetLife Investment Private Equity Partners II Ultimate GP, LLC (DE)
1)
MetLife investment Private Equity Partners II GP, LP - MetLife Investment Private Equity Partners II Ultimate
GP, LLC is the general partner of MetLife Investment Private Equity Partners II GP, LP (the “Fund”). Certain
MetLife employees are limited partners in the fund

(a)
MetLife Investment Private Equity Partners II (Feeder), LP (CYM) - MetLife Investment Private Equity
Partners II GP, LP is the general partner (the “GP”) of MetLife Investment Private Equity Partners II, LP
(the “Fund”). The GP holds 0.0866% of the interests in the Fund and the remainder is held by third parties

(1) MetLife Investment Private Equity Partners II Acquisition Co, LP (DE)
v.	MetLife Loan Asset Management LLC (DE)
w.	225 6th Street Manager LLC (DE)
x.	MIM CM Syndicator LLC (DE)
y.	MAV G1 Trust Holdings LLC (DE)
z.	MAV G1 (DE)
aa.	ML - URS Port Chester SC Manager, LLC (DE)
bb.	Hampden Square Manager LLC (DE)
cc.	MLIA SBAF Manager, LLC (DE)
dd.	MLIA SBAF Colony Manager LLC (DE)
ee.	MIM Property Management, LLC (DE)
	1)	MIM Property Management of Georgia 1, LLC (DE)
ff.	ML Terminal 106 Manager, LLC (DE)

gg.	MIM Steel House Manager, LLC (DE)
ii.	MIM Rincon Manager, LLC (DE)
jj.	MetLife Middle Market Private Debt Parallel GP, LLC (DE)
1)
MetLife Middle Market Private Debt Parallel Fund, LP (CYM) - MetLife Middle Market Private Debt Parallel
GP, LLC is the general partner of MetLife Middle Market Private Debt Parallel Fund, LP. The following affiliate holds a limited partnership interest in the Fund: MetLife Insurance K.K. (Japan) (100%).

	2)	MMPDPF Brewer Blocker, LLC (DE)
	3)	MMPDF Gloves Holdings, LP (DE)
kk.	MetLife MMPD II Special, LLC (DE)
ll.	MetLife Senior Direct Lending GP II, LLC (DE)
	1)	MetLife Senior Direct Lending Fund II, LP
mm.	MetLife Enhanced Core Property Fund GP, LLC (DE)
1)
MetLife Enhanced Core Property Fund, LP (DE) - MetLife Enhanced Core Property Fund GP is the general partner of MetLife Enhanced Core Property Fund LP (the “Fund”). The following affiliates hold limited partnership interests in the Fund: 33.3328% is held by Metropolitan Life Insurance Company and 33.3328% is held by Metropolitan Tower Life Insurance Company. The remainder is held by third parties.

a)
MetLife Enhanced Core Property REIT, LLC (DE) - MetLife Enhanced Core Property Fund, LP is the
manager of MetLife Enhanced Core Property REIT, LLC (the “Fund”) and holds 99.9% of the membership interests in the Fund. The remainder is held by third parties.

(1)
MetLife Enhanced Core Property Holdings, LLC (DE) - also holds, directly or indirectly, the following limited liability companies (partial and/or indirect ownership indicated in parenthesis): MetLife
Enhanced Core TRS, LLC; MEC Patriot Park 5 LLC; MEC Fillmore Cherry Creek, LLC; MEC 7001
Arlington, LLC; MEC Salt Lake City Hotel Owner, LLC; MEC Salt Lake City TRS Lessee, LLC (100%);
MEC 83 Happy Valley Member, LLC; MEC Rivard Road Member, LLC; MEC Heritage Creekside Owner,
LLC; MEC Burlington Woods Biocenter, LLC; MEC MA Property REIT, LLC; MEC Property
Management, LLC; MEC Whiteland Logistics, LLC MEC Chapel Hills East Member, LLC; MEC The
Overlook LLC.

		b)	MEC ESG TRS, LLC (DE)
nn.	Commonwealth ML Manager LLC (DE)
oo.	GV Venture Manager LLC (DE)
pp.	MetLife Japan GV GP LLC (DE)
1)
MetLife Japan GHV (Hotel) Fund LP (DE) - MetLife Japan GV GP LLC is the general partner of MetLife Japan
GHV (Hotel) Fund LP. MetLife Japan GHV (Hotel) Fund LP is owned (i) 55.865222% by MetLife GV Owner LLC,
(ii) 10.027182 % by MTL GV Owner LLC, and (iii) 34.107596% by MetLife Japan Owner (Blocker) LLC.

2)
MetLife Japan GMV (Mall) Fund LP (DE) - MetLife Japan GV GP LLC is the general partner of MetLife Japan
GMV (Mall) Fund LP. MetLife Japan GMV (Mall) Fund LP is owned (i) 55.845714% by MetLife GV Owner LLC,
(ii) 10.058134% by MTL GV Owner LLC, and (iii) 34.096152% by MetLife Japan Owner (Blocker) LLC.

qq.	MIM LS GP, LLC (DE)
	1)	MetLife Long Short Credit Fund, LP (DE) - MIM LS GP, LLC is the general partner of MetLife Long Short Credit Fund, LP (the “Fund”). Metropolitan Life Insurance Company owns 100% of the Fund.
2)
MetLife Long Short Credit Master Fund, LP (DE) - MIM LS GP, LLC is the general partner of MetLife Long
Short Credit Master Fund, LP (the “Fund”). MetLife Long Short Credit Fund, LP is the sole limited partner in the Fund.

rr.	MetLife Middle Market Private Debt GP II, LLC (DE)
1)
MetLife Middle Market Private Debt Fund II, LP (DE) - MetLife Middle Market Private Debt GP II, LLC is the
general partner of MetLife Middle Market Private Debt Fund II, LP (the “Fund”). “.16%” of the Fund is held by
MetLife employees. The remainder of the Fund is held by third parties.

ss.	CW Property Manager LLC (DE)
	1)	MAG Manager LLC (DE)

tt.	MIM OMD Manager LLC (DE)
uu.	MetLife Japan US Equity Fund GP LLC (DE)
1)
MetLife Japan US Equity Fund LP (DE) - MetLife Japan US Equity Fund GP, LLC is general partner of MetLife
Japan US Equity Fund LP (“Fund”). The following affiliates hold a limited partnership interest in the Fund LP:
51% is owned by MetLife Japan US Equity Owners LLC and 49% by MetLife Japan US Equity Owners (Blocker).

a)
MetLife Japan US Equity Owners (Blocker) LLC (DE) - MetLife Japan US Equity Fund GP, LLC is the
manager of MetLife Japan US Equity Owners (Blocker) LLC. MetLife Insurance K.K. (Japan) is the sole member.

(1) MetLife ConSquare Member, LLC (DE)
(2) MREF 425 MKT, LLC (DE)
vv.	MetLife Japan Water Tower GP LLC (DE)
ww.	1)
MetLife Japan Water Tower Fund LP (DE) - MetLife Japan Water Tower GP LLC is the general partner of
MetLife Japan Water Tower Fund LP. MetLife Japan Water Tower Fund LP is owned approximately 68.7% by
MetLife Water Tower Owner LLC and 31.3% by MetLife Japan Water Tower Owner (Blocker) LLC.

xx.	MIM Alder Avenue Industrial Manager, LLC (DE)
yy.	MIM Valley Boulevard Industrial Manager, LLC (DE)
zz.	MIM Intersect Manager, LLC (DE)
aaa.	Water Tower Manager LLC (DE)
bbb.	MMIP Manager, LLC (DE)
ccc.	MIM Rausch Creek Logistics Center Manager I, LLC (DE)
ddd.	MIM Rausch Creek Logistics Center Manager II, LLC (DE)
eee.	MIM Cooperative Manager, LLC (DE)
fff.	MIM EMD GP, LLC (DE)
1)
MetLife Emerging Market Debt Blend Fund (Insurance Rated), L.P. (DE) - MIM EMD GP, LLC is the general partner of MetLife Emerging Market Debt Blend Fund (Insurance Rated), L.P. (the “Fund”). Metropolitan Life
Insurance Company owns 57.94% of the Fund. The remainder is held by third parties.

ggg.	MetLife Middle Market Private Debt GP, LLC (DE)
1)
MetLife Middle Market Private Debt Fund, LP (DE) - MetLife Middle Market Private Debt GP, LLC is the
general partner of MetLife Middle Market Private Debt Fund, L.P (the “Fund”). The following affiliates hold limited partnership interests in the Fund: 30.25% is held by MetLife Private Equity Holdings, LLC, 30.25% is held by Metropolitan Life Insurance Company, 3.46% is held by MetLife Middle Market Private Debt GP, LLC.
The remainder is held by a third party.

hhh.	CW Property Manager LLC (DE)
iii.	Commonwealth ML Manager LLC (DE)
jjj.	MIM Clal General Partner 2.0, LLC (DE)
kkk.	MAG Manager LLC (DE)
lll.	MSFR Acquisition, LLC (DE)
mmm.	MSFR Meridian McCordsville Member, LLC (DE)
nnn.	MetLife Single Family Rental Feeder A, LP (DE)
ooo.	MetLife Single Family Rental Holdings A, LP (DE)
ppp.	1960 Grand Manager LLC (DE)
qqq.	1960 Grand GP LLC (DE)
rrr.	MetLife Japan 1960 Grand Blocker LLC (DE)
sss.	ML 1960 Grand LLC (DE)
ttt.	240 West 35th GP LLC (DE)

			1)	240 West 35th Fund LP (DE
		uuu.	240 West 35th Manager LLC (DE)
		vvv.	MetLife Opportunistic Real Estate Debt Fund GP, LLC (DE)
			1)	MetLife Opportunistic Real Estate Debt Fund, LP (DE)
			2)	MORE Originator, LLC (DE)
				a)	MORE Holdco I, LLC (DE)
3)
MetLife Opportunistic Real Estate Debt Feeder Fund, LP (CYM) - MetLife Opportunistic Real Estate Debt
Fund GP, LLC is the general partner of MetLife Opportunistic Real Estate Debt Feeder Fund, LP (the “Feeder
Fund”). The Feeder Fund invests all of its assets into MetLife Opportunistic Real Estate Debt Fund, LP. The
Feeder Fund is currently being offered to third parties for investment.

		www.	MetLife Senior Direct Lending GP II, LLC (DE)
			1)	MetLife Senior Direct Lending Fund II, LP (DE)
			2)	MetLife MMPD II Special, LLC (DE)
		xxx.	MetLife Opportunistic Real Estate Debt Fund GP, LLC (DE)
1)
MetLife Opportunistic Real Estate Debt Fund, LP (DE) - MetLife Opportunistic Real Estate Debt Fund GP, LLC
is the general partner of MetLife Opportunistic Real Estate Debt Fund, LP (the “Fund”). The following affiliates committed to hold limited partnership interests in the Fund: Metropolitan Life Insurance Company
(30%), Metropolitan Tower Life Insurance Company (20%) and MetLife Reinsurance Company of Hamilton, Ltd.
(50%). The Fund is currently being offered to third parties for investment

				a)	MORE Originator, LLC (DE)
(1) MORE Holdco I, LLC (DE)
b)
MetLife Opportunistic Real Estate Debt Feeder Fund, LP (CYM) - MetLife Opportunistic Real Estate Debt
Fund GP, LLC is the general partner of MetLife Opportunistic Real Estate Debt Feeder Fund, LP (the
“Feeder Fund”). The Feeder Fund invests all of its assets into MetLife Opportunistic Real Estate Debt
Fund, LP. The Feeder Fund is currently being offered to third parties for investment.

I.	MetLife Insurance Brokerage, Inc. (NY)
J.	Cova Life Management Company (DE)
K.	MetLife Consumer Services, Inc. (DE)
L.	MetLife Global, Inc. (DE)
	1)	MetLife Global Bermuda, Ltd. (Bermuda)
M.	MetLife Reinsurance Company of Hamilton, Ltd. (Bermuda)
N.	MetLife Global Benefits, Ltd. (CYM)
O.	Newbury Insurance Company, Limited (DE)
P.
Inversiones MetLife Holdco Dos Limitada (CHL) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife,
Inc., 0.000535% is owned by MetLife International Holdings, LLC. and 0.0000054% is owned by Natiloportem Holdings, LLC.

Q.	MetLife Reinsurance Company of Charleston (SC)
R.	MetLife Capital Trust IV (DE)
S.	MetLife Home Loans, LLC (DE)
T.	MetLife Pet Insurance Solutions, LLC (KY)
U.	Metropolitan General Insurance Company (RI)
V.	MetLife Insurance Brokerage, Inc. (NY)
W.	MetLife Reinsurance Company of Vermont (VT)
X.	MetLife Group, Inc. (NY)
	1.	MetLife Services and Solutions, LLC (DE)
		a.	MetLife Solutions Pte. Ltd. (SGP)

1)
MetLife Services East Private Limited (IND) - 57.279332% of MetLife Services East Private Limited is owned by
MetLife Global Operations Support Center Private Limited, 42.720666% is owned by MetLife Solutions Pte.
Limited, and 0.000002% is owned by Natiloportem Holdings LLC.

2)
MetLife Global Operations Support Center Private Limited (IND) - 99.99999% of MetLife Global Operations
Support Center Private Limited is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem
Holdings, LLC.

Y.	MetLife Investors Group, LLC (DE)
	1.	MetLife Investors Distribution Company (MO)
	2.	MetLife Investments Securities, LLC (DE)
1) The voting securities (excluding directors’ qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.
2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.
3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.
4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.
Item 30. Indemnification
As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant’s principal underwriter (the "Underwriter")), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.
MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.
MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriters
(a) MetLife Investors Distribution Company also serves as principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Metropolitan Life Separate Account UL
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Security Equity Separate Account 27
Separate Account No. 13S
(b)
Management. MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 200 Park Avenue, New York, NY 10166.

Name and Principal Business Address	Positions and Offices With Underwriter
Jessica T. Good 200 Park Avenue New York, NY 10166	Director, Chair of the Board, President and Chief Executive Officer
Kelli Buford 200 Park Avenue New York, NY 10166	Secretary
Michael J. McDermott 200 Park Avenue New York, NY 10166	Director and Senior Vice President
Michael Yick 1 MetLife Way Whippany, NJ 07981	Vice President and Treasurer
Alexis Kuchinsky One MetLife Way Whippany, NJ 07981	Chief Compliance Officer
Geoffrey Fradkin 200 Park Avenue New York, NY 10166	Vice President
Gabriel Lopez 200 Park Avenue New York, NY 10166	Director and Senior Vice President
Dan P. Antilley, Jr. 200 Park Avenue New York, NY 10166	Senior Vice President and Chief Information Security Officer
Thomas J. Schuster 200 Park Avenue New York, NY 10166	Director and Senior Vice President
Peter Gruppuso 200 Park Avenue New York, NY 10166	Assistant Vice President and Chief Financial Officer
Geeta Alphonso-Napoli 200 Park Avenue New York, NY 10166	Chief Legal Officer
Anika Wall 200 Park Avenue New York, NY 10166	Director and Vice President

(c)
Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant during their last fiscal year:
(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
MetLife Investors Distribution Company	$51,766,287	$0	$0	$0
Item 31A. Information about Contracts with Index-Linked Option as and Fixed Options Subject to a Contract Adjustment.
Not applicable.
Item 32. Location of Account and Records
The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:
a)
Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166
b)
MetLife, 18210 Crane Nest Drive, Tampa, FL 33647
c)
MetLife Investors Distribution Company, 200 Park Avenue, New York, NY 10166
Item 33. Management Services
Not Applicable.
Item 34. Fee Representation and Undertakings
(a)
Depositor hereby makes the following representation:
Metropolitan Life Insurance Company represents that the fees and charges deducted under the annuities described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the annuities.
(b)
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on this 21st day of April, 2025.
Metropolitan Life Separate Account E (Registered Separate Account)
By:	Metropolitan Life Insurance Company (Insurance Company)

By:	/s/ Michael Schmidt
Michael Schmidt Vice President

Metropolitan Life Insurance Company (Insurance Company)
By:	/s/ Michael Schmidt
Michael Schmidt Vice President

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons, in the capacities indicated, on April 21, 2025.
Signature	Title
*
R. Glenn Hubbard	Chairman of the Board and Director
*
Michel A. Khalaf	President, Chief Executive Officer and Director
*
John D. McCallion	Executive Vice President and Chief Financial Officer
*
Toby Srihiran-Brown	Executive Vice President and Interim Chief Accounting Officer
*
Cheryl W. Grisé	Director
*
Carlos M. Gutierrez	Director
*
Carla A. Harris	Director
*
Laura J. Hay	Director
*
David L. Herzog	Director
*
Jeh C. Johnson	Director
*
Edward J. Kelly, III	Director
*
William E. Kennard	Director
*
Diana McKenzie	Director

Signature	Title
*
Denise M. Morrison	Director
*
Mark A. Weinberger	Director

*By:	/s/ Robin Wagner
Robin Wagner Attorney-in-Fact April 21, 2025
*
Metropolitan Life Insurance Company. Executed by Robin Wagner, on behalf of those indicated pursuant to powers of attorney.